As filed with the Securities and Exchange Commission on February 26, 2007.

1933 Act Registration No. 33-12911

1940 Act Registration No. 811-5075

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 61	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 63	☒
(Check appropriate box or boxes)

THRIVENT MUTUAL FUNDS

(Exact name of registrant as specified in charter)

625 FOURTH AVENUE SOUTH

MINNEAPOLIS, MINNESOTA 55415

(Address of Principal Executive Offices)(Zip Code)

Registrant's Telephone Number, including Area Code: (612) 340-4249

DAVID S. ROYAL, ESQ.

SECRETARY

THRIVENT MUTUAL FUNDS

625 FOURTH AVENUE SOUTH

MINNEAPOLS, MINNESOTA 55415

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offerings: Continuous

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b):

☒	on February 28, 2007 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Thrivent Aggressive Allocation Fund	Thrivent Large Cap Growth Fund
Thrivent Moderately Aggressive Allocation Fund	Thrivent Large Cap Value Fund
Thrivent Moderate Allocation Fund	Thrivent Large Cap Stock Fund
Thrivent Moderately Conservative Allocation Fund	Thrivent Large Cap Index Fund
Thrivent Technology Fund	Thrivent Real Estate Securities Fund
Thrivent Partner Small Cap Growth Fund	Thrivent Balanced Fund
Thrivent Partner Small Cap Value Fund	Thrivent High Yield Fund
Thrivent Small Cap Stock Fund	Thrivent Diversified Income Plus Fund
Thrivent Small Cap Index Fund	Thrivent Municipal Bond Fund
Thrivent Mid Cap Growth Fund	Thrivent Income Fund
Thrivent Partner Mid Cap Value Fund	Thrivent Core Bond Fund
Thrivent Mid Cap Stock Fund	Thrivent Limited Maturity Bond Fund
Thrivent Mid Cap Index Fund	Thrivent Money Market Fund
Thrivent Partner International Stock Fund

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. Shares of Thrivent Mutual Funds are not deposits or other obligations of Thrivent Financial Bank or any other bank, or insured or otherwise protected by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other federal agency. Shares of Thrivent Mutual Funds are subject to investment risk, including possible loss of the principal amount invested.

21520PR R2-07

1

Thrivent Aggressive Allocation Fund

Class A—TAAAX

Investment Objective

Thrivent Aggressive Allocation Fund seeks long-term capital growth by implementing an asset allocation strategy.

Principal Strategies

The Fund uses a prescribed asset allocation strategy involving a two-step process: the first step is the construction of a model for the allocation of the Fund’s assets across broad asset categories (namely, equity securities, debt securities, and cash). The second step involves the determination of sub-classes within the broad asset categories and target weightings for these sub-classes. Sub-classes may be based on market capitalization, investment style such as growth or value, or economic sector for equity securities, or maturity, duration, security type or credit rating for debt securities. The use of target weightings for various sub-classes within broad asset categories is intended as a multi-style approach to reduce the risk of investing in securities having common characteristics.

The Fund is a “fund of funds,” meaning that it invests primarily in other Thrivent mutual funds (“Underlying Funds”) rather than directly in specific securities. Investments in Underlying Funds will be the principal means by which the Fund will pursue its asset allocation strategy.

The Fund will generally make the following allocations among the broad asset categories listed below:

Broad Asset Category	Allocation Range
Equity Securities	75-100%
Debt Securities	0-20%
Cash and Other Short-Term Instruments	0-5%

The Fund’s actual holdings in each broad asset category may be outside the applicable allocation range from time to time due to differing investment performance among asset categories. The Adviser will rebalance the Fund at least annually so that its holdings are within the ranges for the broad asset categories.

The names of the Underlying Funds which are currently available for investment by the Fund are shown in the list below. The list is provided for information purposes only. Thrivent Asset Management, LLC, the Fund’s investment adviser (the “Adviser”), may change the Underlying Funds without shareholder approval or advance notice to shareholders. Additional information about the Underlying Funds is contained elsewhere in this Prospectus.

Equity Securities
Small Cap
Thrivent Partner Small Cap Growth Fund
Thrivent Partner Small Cap Value Fund
Thrivent Small Cap Stock Fund
Mid Cap
Thrivent Mid Cap Growth Fund
Thrivent Partner Mid Cap Value Fund
Thrivent Mid Cap Stock Fund
Large Cap
Thrivent Large Cap Growth Fund
Thrivent Large Cap Value Fund
Thrivent Large Cap Stock Fund
International
Thrivent Partner International Stock Fund
Real Estate
Thrivent Real Estate Securities Fund
Debt Securities
High Yield Bonds
Thrivent High Yield Fund
Intermediate/Long-Term Bonds
Thrivent Income Fund
Thrivent Core Bond Fund
Short-Term/Intermediate Bonds
Thrivent Limited Maturity Bond Fund

Cash
Money Market Funds
Thrivent Money Market Fund

Defining

Terms

Maturity—A bond fund has no real maturity, but it does have a dollar weighted average effective maturity which represents an average of the effective maturities of the underlying bonds, with each bond’s effective maturity “weighted” by the percent of fund assets it represents. For bonds that are most likely to be called before maturity, the effective maturity of a bond is usually the call date.

Duration—A measure of price sensitivity of a bond or bond fund to changes in interest rates. While duration is similar to maturity in that the result is stated in years, it is a better indicator of price sensitivity than maturity since it takes into account the time value of future cash flows generated over the bond’s life. Since duration can be computed for bond funds by using a weighted approach, the approximate effect on a bond fund’s price can be estimated by multiplying the fund’s duration by an expected change in interest rates. For example, if interest rates were to rise by 1%, the net asset value of a bond fund with an average duration of 5 years would be expected to fall 5%.

2

Principal Risks

The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Allocation Risk. The Fund’s investment performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. In particular, underperformance in the equity markets would have a material adverse effect on the Fund’s total return given its significant allocation to equity securities. Therefore, a principal risk of investing in the Fund is that the allocation strategies used, the allocation decisions made and the Underlying Funds selected will not produce the desired results.

Non-Diversified Risk. The Fund is not “diversified” within the meaning of the Investment Company Act of 1940 (“the 1940 Act”). That means the Fund may invest more than 5% of its assets in shares of any single Underlying Fund and may hold more than 10% of the shares of any single Underlying Fund. A non-diversified fund is generally more susceptible than a diversified fund to the risk that events or developments affecting a particular issuer (such as an Underlying Fund) will significantly affect the Fund’s performance. However, each of the Underlying Funds in which the Fund may invest is diversified.

Underlying Fund Risk. The performance of the Fund is heavily dependent upon the performance of the Underlying Funds in which the Fund invests. As a result, the Fund is subject to the same risks as those faced by the Underlying Funds. Those risks include market risk, equity investment and issuer risk, volatility risk, foreign securities risk, real estate industry risk, credit, interest rate and high yield risk, and investment adviser risk.

Also, as is common with “fund of funds” arrangements, the aggregate annual operating expenses of the Fund are generally higher than a fund not operating as a “fund of funds” because of the duplicate level of fees paid by a shareholder. As a shareholder of the Fund, you will bear your share of the Fund’s operating expenses as well as the Fund’s share of the Underlying Funds’ operating expenses. Consequently, an investment in the Fund would result in higher aggregate operating costs than direct investments in the Underlying Funds.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Underlying Funds’ and, thus, the Fund’s investments, may move with these cycles and, in some instances, increase or decrease more than their markets as measured by the applicable benchmark index.

Equity Investment and Issuer Risk. Most of the Fund’s assets will be allocated to Underlying Funds that invest in common stocks. These Underlying Funds may be particularly subject to the risks of changing economic, stock market, industry and company conditions, and the risks inherent in companies’ ability to anticipate such changes that can adversely affect the value of the Underlying Funds’ holdings. In addition, the interests of equity holders are typically subordinated to the interests of other senior shareholders, such as preferred shareholders, as well as to the interests of creditors of the issuer. Each of the Underlying Funds is also subject to issuer risk, which is the possibility that factors specific to a company will affect the market prices of its securities and the value of the Underlying Fund.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. From time to time equity investments may fall out of favor as compared to investments in debt securities. Moreover, certain types of equity investments such as investments in small to medium-sized companies or investments in growth or value stocks may be more volatile than other types of investments. Small, less seasoned companies and medium-size companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Moreover, to the extent the Fund or an Underlying Fund favors a growth style, the risk is that the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities. To the extent the Fund or an Underlying Fund uses a value style, the risk is that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Foreign Securities Risk. To the extent the Fund allocates assets to Underlying Funds that invest in foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Real Estate Industry Risk. To the extent the Fund allocates assets to Underlying Funds that invest in real estate businesses, it is subject to real estate industry risk. Declines in real estate values, changes in interest rates or economic downturns can have a significant negative effect on issuers in the real estate industry. Other adverse changes could include, but are not limited to, extended vacancies of properties,

3

increased competition, overbuilding and changes in zoning law and government regulations. The Fund’s performance may thus be affected by the performance of the real estate markets.

Credit, Interest Rate and High Yield Risk. To the extent the Fund allocates assets to Underlying Funds that invest in debt securities, it is subject to credit, interest rate and high yield risk. Credit risk is the risk that an issuer of a bond held by an Underlying Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price thereby affecting the value of the Underlying Fund. Interest rate risk is the risk that security prices (equity or fixed income) decline in value when interest rates rise. This may cause the value of the securities to decline during periods of rising interest rates, which would reduce the overall return of an Underlying Fund. Bonds with longer durations and maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. High yield securities in which an Underlying Fund may invest are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the Underlying Fund may lose its investment in that security.

Investment Adviser Risk. The Underlying Funds are actively managed and the success of their investment strategies and, thus, the Fund depends significantly on the Adviser’s skill in assessing the potential of the securities in which the Underlying Funds invest. Their assessment of companies held in the Underlying Funds may prove incorrect, resulting in losses or poor performance for the Fund even in rising markets.

More information about the principal risks for the Underlying Funds is contained elsewhere in this Prospectus.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for a one-year period and since inception compared to broad-based securities market indices.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period. The after-tax returns for Class A shares of the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q1 ‘06	+7.05%
Worst Quarter:	Q2 ‘06	-2.69%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDED DECEMBER 31, 2006)
Thrivent Aggressive Allocation Fund	1 Year	Since Inception of Fund (06/30/05)
Class A (before taxes)	7.70%	11.40%
Class A (after taxes on distributions)	7.21%	10.89%
Class A (after taxes on distributions and redemptions)	5.22%	9.08%
S&P 500 Index[1]	15.78%	14.48%
Lehman Brothers Aggregate Bond Index[2]	4.33%	2.81%

[1]

The S&P 500 Index is an index that represents the average performance of a group of 500 large-capitalization stocks. The performance of the Index does not reflect deductions for fees, expenses or taxes.

[2]	The Lehman Brothers Aggregate Bond Index is an index that measures the performance of U.S. investment grade bonds. The performance of the Index does not reflect deductions for fees, expenses or taxes.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Because the Fund is a “fund of funds,” there are two layers of fees and expenses associated with an investment in the Fund that you will bear: (1) the fees and expenses directly incurred by the Fund itself, and (2) the fees and expenses associated with the Fund’s investments in the Underlying Funds.

4

SHAREHOLDER FEES (fees paid directly from your investment)	CLASS A SHARES
Maximum Sales Charge (Load)[1]	5.50%
Maximum Deferred Sales Charge (Load)[2]	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)	CLASS A SHARES
Management Fees	0.15%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.41%
Total Annual Fund Operating Expenses	0.81%
Less Expense Reimbursement[3]	0.31%
Net Annual Fund Operating Expenses	0.50%
Acquired Fund (Underlying Fund) Fees and Expenses	0.76%
Net Annual Fund and Underlying Fund Operating Expenses	1.26%

[1]

The maximum sales charges for the Fund depends upon the amount of your investment. For a complete description of the sales charges, see “Shareholder Information.” In addition, we may redeem shares in any account or charge an annual fee of $12 (a “small account fee”) if the value of shares in the account falls below a certain minimum. See “Accounts with Low Balances.” We also may charge a fee of up to $50 for a redemption by wire. See “Shareholder Information—Redeeming Shares.”

[2]	When you invest $1,000,000 or more, a contingent deferred sales charge of 1% will apply to shares redeemed within one year.
[3]

The Adviser has contractually agreed, through at least February 28, 2008, to waive certain fees and/or reimburse certain expenses associated with the Class A shares of the Thrivent Aggressive Allocation Fund in order to limit the Net Annual Fund Operating Expenses to an annual rate of 0.50% of the average daily net assets of the Class A shares.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses (and the operating expenses of the Underlying Funds) remain the same. These figures include the indirect expenses incurred by the Fund in investing in the Underlying Funds. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Class A shares	$671	$928	$1,204	$1,989

5

Thrivent Moderately Aggressive Allocation Fund

Class A—TMAAX

Investment Objective

Thrivent Moderately Aggressive Allocation Fund seeks long-term capital growth by implementing an asset allocation strategy.

Principal Strategies

The Fund uses a prescribed asset allocation strategy involving a two-step process: the first step is the construction of a model for the allocation of the Fund’s assets across broad asset categories (namely, equity securities, debt securities, and cash). The second step involves the determination of sub-classes within the broad asset categories and target weightings for these sub-classes. Sub-classes may be based on market capitalization, investment style such as growth or value, or economic sector for equity securities, or maturity, duration, security type or credit rating for debt securities. (Maturity and duration are described on page 2.) The use of target weightings for various sub-classes within broad asset categories is intended as a multi-style approach to reduce the risk of investing in securities having common characteristics.

The Fund is a “fund of funds,” meaning that it invests primarily in other Thrivent mutual funds (“Underlying Funds”) rather than directly in specific securities. Investments in Underlying Funds will be the principal means by which the Fund will pursue its asset allocation strategy.

The Fund will generally make the following allocations among the broad asset categories listed below.

Broad Asset Category	Allocation Range
Equity Securities	55-90%
Debt Securities	10-35%
Cash and Other Short-Term Instruments	0-10%

The Fund’s actual holdings in each broad asset category may be outside the applicable allocation range from time to time due to differing investment performance among asset categories. The Adviser will rebalance the Fund at least annually so that its holdings are within the ranges for the broad asset categories.

The names of the Underlying Funds which are currently available for investment by the Fund are shown in the list below. The list is provided for information purposes only. The Adviser may change the Underlying Funds without shareholder approval or advance notice to shareholders. Additional information about the Underlying Funds is contained elsewhere in this Prospectus.

Equity Securities
Small Cap
Thrivent Partner Small Cap Growth Fund
Thrivent Partner Small Cap Value Fund
Thrivent Small Cap Stock Fund

Mid Cap
Thrivent Mid Cap Growth Fund
Thrivent Partner Mid Cap Value Fund
Thrivent Mid Cap Stock Fund
Large Cap
Thrivent Large Cap Growth Fund
Thrivent Large Cap Value Fund
Thrivent Large Cap Stock Fund
International
Thrivent Partner International Stock Fund
Real Estate
Thrivent Real Estate Securities Fund

Debt Securities
High Yield Bonds
Thrivent High Yield Fund
Intermediate/Long-Term Bonds
Thrivent Income Fund
Thrivent Core Bond Fund
Short-Term/Intermediate Bonds
Thrivent Limited Maturity Bond Fund

Cash
Money Market Funds
Thrivent Money Market Fund

Principal Risks

The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Allocation Risk. The Fund’s investment performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. In particular, underperformance in the equity markets would have a material adverse effect on the Fund’s total return given its significant allocation to equity securities. Therefore, a principal risk of investing in the Fund is that the allocation strategies used, the allocation decisions made and the Underlying Funds selected will not produce the desired results.

Non-Diversified Risk. The Fund is not “diversified” within the meaning of the 1940 Act. That means the Fund may invest more than 5% of its assets in shares of any single Underlying Fund and may hold more than 10% of the shares of any single Underlying Fund. A non-diversified fund is generally more susceptible than a diversified fund to the risk that events or developments affecting a particular issuer (such as an Underlying Fund) will significantly affect the Fund’s performance. However, each of the Underlying Funds in which the Fund may invest is diversified.

6

Underlying Fund Risk. The performance of the Fund is heavily dependent upon the performance of the Underlying Funds in which the Fund invests. As a result, the Fund is subject to the same risks as those faced by the Underlying Funds. Those risks include market risk, equity investment and issuer risk, volatility risk, foreign securities risk, real estate industry risk, credit, interest rate and high yield risk, and investment adviser risk.

Also, as is common with “fund of funds” arrangements, the aggregate annual operating expenses of the Fund are generally higher than a fund not operating as a “fund of funds” because of the duplicate level of fees paid by a shareholder. As a shareholder of the Fund, you will bear your share of the Fund’s operating expenses as well as the Fund’s share of the Underlying Funds’ operating expenses. Consequently, an investment in the Fund would result in higher aggregate operating costs than direct investments in the Underlying Funds.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Underlying Funds’ and, thus, the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than their markets as measured by the applicable benchmark index.

Equity Investment and Issuer Risk. Most of the Fund’s assets will be allocated to Underlying Funds that invest in common stocks. These Underlying Funds may be particularly subject to the risks of changing economic, stock market, industry and company conditions, and the risks inherent in companies’ ability to anticipate such changes that can adversely affect the value of the Underlying Funds’ holdings. In addition, the interests of equity holders are typically subordinated to the interests of other senior shareholders, such as preferred shareholders and creditors of the issuer. Each of the Underlying Funds is also subject to issuer risk, which is the possibility that factors specific to a company will affect the market prices of its securities and the value of the Underlying Fund.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. From time to time equity investments may fall out of favor as compared to investments in debt securities. Moreover, certain types of equity investments such as investments in small to medium-sized companies or investments in growth or value stocks may be more volatile than other types of investments. Small, less seasoned companies and medium-size companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Moreover, to the extent the Fund or an Underlying Fund favors a growth style, the risk is that the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities. To the extent the Fund or an Underlying Fund uses a value style, the risk is that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Credit, Interest Rate and High Yield Risk. Some of the Fund’s assets will be allocated to Underlying Funds that invest in debt securities. These Underlying Funds are subject to credit, interest rate and high yield risk. Credit risk is the risk that an issuer of a bond held by an Underlying Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price thereby affecting the value of the Underlying Fund. Interest rate risk is the risk that security prices (equity or fixed income) decline in value when interest rates rise. This may cause the value of the securities to decline during periods of rising interest rates, which would reduce the overall return of an Underlying Fund. Bonds with longer durations and maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. High yield securities in which an Underlying Fund may invest are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the Underlying Fund may lose its investment in that security.

Foreign Securities Risk. To the extent the Fund allocates assets to Underlying Funds that invest in foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Real Estate Industry Risk. To the extent the Fund allocates assets to Underlying Funds that invest in real estate businesses, it is subject to real estate industry risk. Declines in real estate values, changes in interest rates or economic downturns can have a significant negative effect on issuers in the real estate industry. Other adverse changes could include, but are not limited to extended vacancies of properties, increased competition, overbuilding and changes in zoning law and government regulations. The Fund’s performance may thus be affected by the performance of the real estate markets.

Investment Adviser Risk. The Underlying Funds are actively managed, and the success of their investment strategies and, thus, the Fund depends significantly on the Adviser’s skill in assessing the potential of the securities in which the Underlying Funds invest. Their assessment of companies held in the Underlying Funds may prove incorrect,

7

resulting in losses or poor performance for the Fund even in rising markets.

More information about the principal risks for the Underlying Funds is contained elsewhere in this Prospectus.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for a one-year period and since inception compared to broad-based securities market indices.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period. The after-tax returns for Class A shares of the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q4 ‘06	+6.04%
Worst Quarter:	Q2 ‘06	-1.95%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDED DECEMBER 31, 2006)
Thrivent Moderately Aggressive Allocation Fund	1 Year	Since Inception of Fund (06/30/05)
Class A (before taxes)	7.17%	10.18%
Class A (after taxes on distributions)	6.54%	9.57%
Class A (after taxes on distributions and redemptions)	4.87%	8.05%
S&P 500 Index[1]	15.78%	14.48%
Lehman Brothers Aggregate Bond Index[2]	4.33%	2.81%

[1]

The S&P 500 Index is an index that represents the average performance of a group of 500 large-capitalization stocks. The performance of the Index does not reflect deductions for fees, expenses or taxes.

[2]	The Lehman Brothers Aggregate Bond Index is an index that measures the performance of U.S. investment grade bonds. The performance of the Index does not reflect deductions for fees, expenses or taxes.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Because the Fund is a “fund of funds,” there are two layers of fees and expenses associated with an investment in the Fund that you will bear: (1) the fees and expenses directly incurred by the Fund itself, and (2) the fees and expenses associated with the Fund’s investments in the Underlying Funds.

SHAREHOLDER FEES (fees paid directly from your investment)	CLASS A SHARES
Maximum Sales Charge (Load)[1]	5.50%
Maximum Deferred Sales Charge (Load)[2]	1.00%
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)	CLASS A SHARES
Management Fees	0.15%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.27%
Total Annual Fund Operating Expenses	0.67%
Less Expense Reimbursement[3]	0.19%
Net Annual Fund Operating Expenses	0.48%
Acquired Fund (Underlying Fund) Fees and Expenses	0.68%
Net Annual Fund and Underlying Fund Operating Expenses	1.16%

[1]

The maximum sales charges for the Fund depends upon the amount of your investment. For a complete description of the sales charges, see “Shareholder Information.” In addition, we may redeem shares in any account or charge an annual fee of $12 (a “small account fee”) if the value of shares in the account falls below a certain minimum. See “Accounts with Low Balances.” We also may charge a fee of up to $50 for a redemption by wire. See “Shareholder Information—Redeeming Shares.”

[2]	When you invest $1,000,000 or more, a contingent deferred sales charge of 1% will apply to shares redeemed within one year.
[3]

The Adviser has contractually agreed, through at least February 28, 2008, to waive certain fees and/or reimburse certain expenses associated with the Class A shares of the Thrivent Moderately Aggressive Allocation Fund in order to limit the Net Annual Fund Operating Expenses to an annual rate of 0.48% of the average daily net assets of the Class A shares.

8

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses (and the operating expenses of the Underlying Funds) remain the same. These figures include the indirect expenses incurred by the Fund in investing in the Underlying Funds. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Class A shares	$662	$898	$1,153	$1,881

9

Thrivent Moderate Allocation Fund

Class A—THMAX

Investment Objective

Thrivent Moderate Allocation Fund seeks long-term capital growth while providing reasonable stability of principal by implementing an asset allocation strategy.

Principal Strategies

The Fund uses a prescribed asset allocation strategy involving a two-step process: the first step is the construction of a model for the allocation of the Fund’s assets across broad asset categories (namely, equity securities, debt securities, and cash). The second step involves the determination of sub-classes within the broad asset categories and target weightings for these sub-classes. Sub-classes may be based on market capitalization, investment style such as growth or value, or economic sector for equity securities, or maturity, duration, security type or credit rating for debt securities. (Maturity and duration are described on page 2.) The use of target weightings for various sub-classes within broad asset categories is intended as a multi-style approach to reduce the risk of investing in securities having common characteristics.

The Fund is a “fund of funds,” meaning that it invests primarily in other Thrivent mutual funds (“Underlying Funds”) rather than directly in specific securities. Investments in Underlying Funds will be the principal means by which the Fund will pursue its asset allocation strategy.

The Fund will generally make the following allocations among the broad asset categories listed below:

Broad Asset Category	Allocation Range
Equity Securities	35-75%
Debt Securities	25-50%
Cash and Other Short-Term Instruments	0-15%

The Fund’s actual holdings in each broad asset category may be outside the applicable allocation range from time to time due to differing investment performance among asset categories. The Adviser will rebalance the Fund at least annually so that its holdings are within the ranges for the broad asset categories.

The names of the Underlying Funds which are currently available for investment by the Fund are shown in the list below. The list is provided for information purposes only. The Adviser may change the Underlying Funds without shareholder approval or advance notice to shareholders. Additional information about the Underlying Funds is contained elsewhere in this Prospectus.

Equity Securities
Small Cap
Thrivent Partner Small Cap Growth Fund
Thrivent Partner Small Cap Value Fund
Thrivent Small Cap Stock Fund

Mid Cap
Thrivent Mid Cap Growth Fund
Thrivent Partner Mid Cap Value Fund
Thrivent Mid Cap Stock Fund
Large Cap
Thrivent Large Cap Growth Fund
Thrivent Large Cap Value Fund
Thrivent Large Cap Stock Fund
International
Thrivent Partner International Stock Fund
Real Estate
Thrivent Real Estate Securities Fund

Debt Securities
High Yield Bonds
Thrivent High Yield Fund
Intermediate/Long-Term Bonds
Thrivent Income Fund
Thrivent Core Bond Fund
Short-Term/Intermediate Bonds
Thrivent Limited Maturity Bond Fund

Cash
Money Market Funds
Thrivent Money Market Fund

Principal Risks

The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Allocation Risk. The Fund’s investment performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. In particular, underperformance in the equity markets would have a material adverse effect on the Fund’s total return given its significant allocation to equity securities. Therefore, a principal risk of investing in the Fund is that the allocation strategies used, the allocation decisions made and the Underlying Funds selected will not produce the desired results.

Non-Diversified Risk. The Fund is not “diversified” within the meaning of the 1940 Act. That means the Fund may invest more than 5% of its assets in shares of any single Underlying Fund and may hold more than 10% of the shares of any single Underlying Fund. A non-diversified fund is generally more susceptible than a diversified fund to the risk that events or developments affecting a particular issuer (such as an Underlying Fund) will significantly affect the Fund’s performance. However, each of the Underlying Funds in which the Fund may invest is diversified.

10

Underlying Fund Risk. The performance of the Fund is heavily dependent upon the performance of the Underlying Funds in which the Fund invests. As a result, the Fund is subject to the same risks as those faced by the Underlying Funds. Those risks include market risk, equity investment and issuer risk, volatility risk, foreign securities risk, real estate industry risk, credit, interest rate and high yield risk, and investment adviser risk.

Also, as is common with “fund of funds” arrangements, the aggregate annual operating expenses of the Fund are generally higher than a fund not operating as a “fund of funds” because of the duplicate level of fees paid by a shareholder. As a shareholder of the Fund, you will bear your share of the Fund’s operating expenses as well as the Fund’s share of the Underlying Funds’ operating expenses. Consequently, an investment in the Fund would result in higher aggregate operating costs than direct investments in the Underlying Funds.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Underlying Funds’ and, thus, the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than their markets as measured by the applicable benchmark index.

Equity Investment and Issuer Risk. A significant portion of the Fund’s assets will be allocated to Underlying Funds that invest in common stocks. These Underlying Funds may be particularly subject to the risks of changing economic, stock market, industry and company conditions, and the risks inherent in companies’ ability to anticipate such changes that can adversely affect the value of the Underlying Funds’ holdings. In addition, the interests of equity holders are typically subordinated to the interests of other senior shareholders, such as preferred shareholders and creditors of the issuer. Each of the Underlying Funds is also subject to issuer risk, which is the possibility that factors specific to a company will affect the market prices of its securities and the value of the Underlying Fund.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. From time to time equity investments may fall out of favor as compared to investments in debt securities. Moreover, certain types of equity investments such as investments in small to medium-sized companies or investments in growth or value stocks may be more volatile than other types of investments. Small, less seasoned companies and medium-size companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Moreover, to the extent the Fund or an Underlying Fund favors a growth style, the risk is that the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities. To the extent the Fund or an Underlying Fund uses a value style, the risk is that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Credit, Interest Rate and High Yield Risk. A significant portion of the Fund’s assets will be allocated to Underlying Funds that invest in debt securities. These Underlying Funds are subject to credit, interest rate and high yield risk. Credit risk is the risk that an issuer of a bond held by an Underlying Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price thereby affecting the value of the Underlying Fund. Interest rate risk is the risk that security prices (equity or fixed income) decline in value when interest rates rise. This may cause the value of the securities to decline during periods of rising interest rates, which would reduce the overall return of an Underlying Fund. Bonds with longer durations and maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. High yield securities in which an Underlying Fund may invest are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the Underlying Fund may lose its investment in that security.

Foreign Securities Risk. To the extent the Fund allocates assets to Underlying Funds that invest in foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Real Estate Industry Risk. To the extent the Fund allocates assets to Underlying Funds that invest in real estate businesses, it is subject to real estate industry risk. Declines in real estate values, changes in interest rates or economic downturns can have a significant negative effect on issuers in the real estate industry. Other adverse changes could include, but are not limited to, extended vacancies of properties, increased competition, overbuilding and changes in zoning law and government regulations. The Fund’s performance may thus be affected by the performance of the real estate markets.

Investment Adviser Risk. The Underlying Funds are actively managed and the success of their investment strategies and, thus, the Fund depends significantly on the Adviser’s skill in assessing the potential of the securities in which the Underlying Funds invest. Their assessment of companies held in the Underlying Funds may prove incorrect,

11

resulting in losses or poor performance for the Fund even in rising markets.

More information about the principal risks for the Underlying Funds is contained elsewhere in this Prospectus.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for a one-year period and since inception compared to broad-based securities market indices.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges and assumes that you sold your shares at the end of the period. The after-tax returns for Class A shares of the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q4 ‘06	+4.87%
Worst Quarter:	Q2 ‘06	-1.45%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDED DECEMBER 31, 2006)
Thrivent Moderate Allocation Fund	1 Year	Since Inception of Fund (06/30/05)
Class A (before taxes)	5.72%	8.25%
Class A (after taxes on distributions)	4.74%	7.36%
Class A (after taxes on distributions and redemptions)	3.91%	6.35%
S&P 500 Index[1]	15.78%	14.48%
Lehman Brothers Aggregate Bond Index[2]	4.33%	2.81%

[1]

The S&P 500 Index is an index that represents the average performance of a group of 500 large-capitalization stocks. The performance of the Index does not reflect deductions for fees, expenses or taxes.

[2]	The Lehman Brothers Aggregate Bond Index is an index that measures the performance of U.S. investment grade bonds. The performance of the Index does not reflect deductions for fees, expenses or taxes.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Because the Fund is a “fund of funds,” there are two layers of fees and expenses associated with an investment in the Fund that you will bear: (1) the fees and expenses directly incurred by the Fund itself, and (2) the fees and expenses associated with the Fund’s investments in the Underlying Funds.

SHAREHOLDER FEES (fees paid directly from your investment)	CLASS A SHARES
Maximum Sales Charge (Load)[1]	5.50%
Maximum Deferred Sales Charge (Load)[2]	1.00%
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)	CLASS A SHARES
Management Fees	0.15%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.21%
Total Annual Fund Operating Expenses	0.61%
Less Expense Reimbursement[3]	0.13%
Net Annual Fund Operating Expenses	0.48%
Acquired Fund (Underlying Fund) Fees and Expenses	0.60%
Net Annual Fund and Underlying Fund Operating Expenses	1.08%

[1]

The maximum sales charges for the Fund depends upon the amount of your investment. For a complete description of the sales charges, see “Shareholder Information.” In addition, we may redeem shares in any account or charge an annual fee of $12 (a “small account fee”) if the value of shares in the account falls below a certain minimum. See “Accounts with Low Balances.” We also may charge a fee of up to $50 for a redemption by wire. See “Shareholder Information—Redeeming Shares.”

[2]	When you invest $1,000,000 or more, a contingent deferred sales charge of 1% will apply to shares redeemed within one year.
[3]

The Adviser has contractually agreed, through at least February 28, 2008, to waive certain fees and/or reimburse certain expenses associated with the Class A shares of the Thrivent Moderate Allocation Fund in order to limit the Net Annual Fund Operating Expenses to an annual rate of 0.48% of the average daily net assets of the Class A shares.

12

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses (and the operating expenses of the Underlying Funds) remain the same. These figures include the indirect expenses incurred by the Fund in investing in the Underlying Funds. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Class A shares	$654	$875	$1,113	$1,795

13

Thrivent Moderately Conservative Allocation Fund

Class A—TCAAX

Investment Objective

Thrivent Moderately Conservative Allocation Fund seeks long-term capital growth while providing reasonable stability of principal by implementing an asset allocation strategy.

Principal Strategies

The Fund uses a prescribed asset allocation strategy involving a two-step process: The first step is the construction of a model for the allocation of the Fund’s assets across broad asset categories (namely, debt securities, equity securities, and cash). The second step involves the determination of sub-classes within the broad asset categories and target weightings for these sub-classes. Sub-classes may be based on maturity, duration, security type or credit rating for debt securities, or market capitalization, investment style or economic sector for equity securities. (Maturity and duration are described on page 2.) The use of target weightings for various sub-classes within broad asset categories is intended as a multi-style approach to reduce the risk of investing in securities having common characteristics.

The Fund is a “fund of funds,” meaning that it invests primarily in other Thrivent mutual funds (“Underlying Funds”) rather than directly in specific securities. Investments in Underlying Funds will be the principal means by which the Fund will pursue its asset allocation strategy.

The Fund will generally make the following allocations among the broad asset categories listed below:

Broad Asset Category	Allocation Range
Debt Securities	35-55%
Equity Securities	25-65%
Cash and Other Short-Term Instruments	0-20%

The Fund’s actual holdings in each broad asset category may be outside the applicable allocation range from time to time due to differing investment performance among asset categories. The Adviser will rebalance the Fund at least annually so that its holdings are within the ranges for the broad asset categories.

The names of the Underlying Funds which are currently available for investment by the Fund are shown in the list below. The list is provided for information purposes only. The Adviser may change the Underlying Funds without shareholder approval or advance notice to shareholders. Additional information about the Underlying Funds is contained elsewhere in this Prospectus.

Debt Securities
High Yield Bonds
Thrivent High Yield Fund
Intermediate/Long-Term Bonds
Thrivent Income Fund
Thrivent Core Bond Fund
Short-Term/Intermediate Bonds
Thrivent Limited Maturity Bond Fund

Equity Securities
Small Cap
Thrivent Partner Small Cap Growth Fund
Thrivent Partner Small Cap Value Fund
Thrivent Small Cap Stock Fund
Mid Cap
Thrivent Mid Cap Growth Fund
Thrivent Partner Mid Cap Value Fund
Thrivent Mid Cap Stock Fund
Large Cap
Thrivent Large Cap Growth Fund
Thrivent Large Cap Value Fund
Thrivent Large Cap Stock Fund
International
Thrivent Partner International Stock Fund
Real Estate
Thrivent Real Estate Securities Fund

Cash
Money Market Funds
Thrivent Money Market Fund

Principal Risks

The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Allocation Risk. The Fund’s investment performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. Therefore, a principal risk of investing in the Fund is that the allocation strategies used, the allocation decisions made and the Underlying Funds selected will not produce the desired results.

Non-Diversified Risk. The Fund is not “diversified” within the meaning of the Investment Company Act. That means the Fund may invest more than 5% of its assets in shares of any single Underlying Fund and may hold more than 10% of the shares of any single Underlying Fund. A non-diversified fund is generally more susceptible than a diversified fund to the risk that events or developments affecting a particular issuer (such as an Underlying Fund) will significantly affect the Fund’s

14

performance. However, each of the Underlying Funds in which the Fund may invest is diversified.

Underlying Fund Risk. The performance of the Fund is heavily dependent upon the performance of the Underlying Funds in which the Fund invests. As a result, the Fund is subject to the same risks as those faced by the Underlying Funds. Those risks include market risk, equity investment and issuer risk, volatility risk, foreign securities risk, real estate industry risk, credit, interest rate and high yield risk, and investment adviser risk.

Also, as is common with “fund of funds” arrangements, the aggregate annual operating expenses of the Fund are generally higher than a fund not operating as a “fund of funds” because of the duplicate level of fees paid by a shareholder. As a shareholder of the Fund, you will bear your share of the Fund’s operating expenses as well as the Fund’s share of the Underlying Funds’ operating expenses. Consequently, an investment in the Fund would result in higher aggregate operating costs than direct investments in the Underlying Funds.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Underlying Funds’ and, thus, the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than their markets as measured by the applicable benchmark index.

Credit, Interest Rate and High Yield Risk. A significant portion of the Fund’s assets will be allocated to Underlying Funds that invest in debt securities. These Underlying Funds are subject to credit, interest rate and high yield risk. Credit risk is the risk that an issuer of a bond held by an Underlying Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price thereby affecting the value of the Underlying Fund. Interest rate risk is the risk that security prices (equity or fixed income) decline in value when interest rates rise. This may cause the value of the securities to decline during periods of rising interest rates, which would reduce the overall return of an Underlying Fund. Bonds with longer durations and maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. High yield securities in which an Underlying Fund may invest are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the Underlying Fund may lose its investment in that security.

Equity Investment and Issuer Risk. A significant portion of the Fund’s assets will be allocated to Underlying Funds that invest in common stocks. These Underlying Funds may be particularly subject to the risks of changing economic, stock market, industry and company conditions, and the risks inherent in companies’ ability to anticipate such changes that can adversely affect the value of the Underlying Funds’ holdings. In addition, the interests of equity holders are typically subordinated to the interests of other senior shareholders, such as preferred shareholders, and creditors of the issuer. Each of the Underlying Funds is also subject to issuer risk, which is the possibility that factors specific to a company will affect the market prices of its securities and the value of the Underlying Fund.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. From time to time debt investments may fall out of favor as compared to investments in equity securities, and vice versa. Moreover, certain types of equity investments such as investments in small to medium-sized companies or investments in growth or value stocks may be more volatile than other types of investments. Small, less seasoned companies and medium-size companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Moreover, to the extent the Fund or an Underlying Fund favors a growth style, the risk is that the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities. To the extent the Fund or an Underlying Fund uses a value style, the risk is that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Foreign Securities Risk. To the extent the Fund allocates assets to Underlying Funds that invest in foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Real Estate Industry Risk. To the extent the Fund allocates assets to Underlying Funds that invest in real estate businesses, it is subject to real estate industry risk. Declines in real estate values, changes in interest rates or economic downturns can have a significant negative effect on issuers in the real estate industry. Other adverse changes could include, but are not limited to, extended vacancies of properties, increased competition, overbuilding and changes in zoning law and government regulations. The Fund’s performance may thus be affected by the performance of the real estate markets.

15

Investment Adviser Risk. The Underlying Funds are actively managed, and the success of their investment strategies and, thus, the Fund depends significantly on the Adviser’s skill in assessing the potential of the securities in which the Underlying Funds invest. Their assessment of companies held in the Underlying Funds may prove incorrect, resulting in losses or poor performance for the Fund even in rising markets.

More information about the principal risks for the Underlying Funds is contained elsewhere in this Prospectus.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for a one-year period and since inception compared to broad-based securities market indices.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges and assumes that you sold your shares at the end of the period. The after-tax returns for Class A shares of the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q4 ‘06	3.88%
Worst Quarter:	Q2 ‘06	-0.90%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDED DECEMBER 31, 2006)
Thrivent Moderately Conservative Allocation Fund	1 Year	Since Inception of Fund (06/30/05)
Class A (before taxes)	3.82%	5.71%
Class A (after taxes on distributions)	2.68%	4.69%
Class A (after taxes on distributions and redemptions)	2.60%	4.21%
S&P 500 Index[1]	15.78%	14.48%
Lehman Brothers Aggregate Bond Index[2]	4.33%	2.81%

[1]

The S&P 500 Index is an index that represents the average performance of a group of 500 large-capitalization stocks. The performance of the Index does not reflect deductions for fees, expenses or taxes.

[2]	The Lehman Brothers Aggregate Bond Index is an index that measures the performance of U.S. investment grade bonds. The performance of the Index does not reflect deductions for fees, expenses or taxes.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Because the Fund is a “fund of funds,” there are two layers of fees and expenses associated with an investment in the Fund that you will bear: (1) the fees and expenses directly incurred by the Fund itself, and (2) the fees and expenses associated with the Fund’s investments in the Underlying Funds.

SHAREHOLDER FEES (fees paid directly from your investment)	CLASS A SHARES
Maximum Sales Charge (Load)[1]	5.50%
Maximum Deferred Sales Charge (Load)[2]	1.00%
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)	CLASS A SHARES
Management Fees	0.15%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.25%
Total Annual Fund Operating Expenses	0.65%
Less Expense Reimbursement[3]	0.20%
Net Annual Fund Operating Expenses	0.45%
Acquired Fund (Underlying Fund) Fees and Expenses	0.55%
Net Annual Fund and Underlying Fund Operating Expenses	1.00%

[1]

The maximum sales charges for the Fund depends upon the amount of your investment. For a complete description of the sales charges, see “Shareholder Information.” In addition, we may redeem shares in any account or charge an annual fee of $12 (a “small account fee”) if the value of shares in the account falls below a certain minimum. See “Accounts with Low Balances.” We also may charge a fee of up to $50 for a redemption by wire. See “Shareholder Information—Redeeming Shares.”

[2]	When you invest $1,000,000 or more, a contingent deferred sales charge of 1% will apply to shares redeemed within one year.
[3]

The Adviser has contractually agreed, through at least February 28, 2008, to waive certain fees and/or reimburse certain expenses associated with the Class A shares of the Thrivent Moderately Conservative Allocation Fund in order to limit the Net Annual Fund Operating Expenses to an annual rate of 0.45% of the average daily net assets of the Class A shares.

16

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses (and the operating expenses of the Underlying Funds) remain the same. These figures include the indirect expenses incurred by the Fund in investing in the Underlying Funds. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Class A shares	$646	$851	$1,072	$1,707

17

Thrivent Technology Fund

Class A—AATSX

Class B—BBTSX

Investment Objective

Thrivent Technology Fund seeks long-term capital appreciation by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.

Principal Strategies

Under normal circumstances, the Fund invests at least 80% of net assets (plus the amount of any borrowing for investment purposes) in securities of technology companies. Technology companies may include companies engaged in technology-oriented businesses in the following industries: information technology, telecommunications services, computer and electronics retail, internet retail, biotechnology, healthcare equipment, aerospace and defense, data processing services, electrical components and equipment, human resources and employment services, casinos and gaming, agricultural products, health care supplies and technology, pharmaceuticals, life sciences tools and services, and media. The Adviser focuses on equity securities of U.S. technology companies that have a strong potential for future growth. These companies typically provide little or no dividend. Should the Adviser determine that the Fund would benefit from reducing the percentage of its assets invested in securities of technology companies from 80% to a lesser amount, we will notify you at least 60 days prior to the change. While stocks may be purchased without regard to market capitalization, the Adviser focuses on large and medium-sized companies. Although market capitalizations are constantly changing, as of December 31, 2006, large and medium-sized companies had market capitalizations of at least $3.9 billion according to Lipper, Inc.

The Fund seeks to achieve its investment objective by investing primarily in common stocks. Investing in convertible securities is not a principal strategy of the Fund. The Adviser uses fundamental, quantitative and technical investment research techniques to determine what securities to buy and sell.

The Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

Principal Risks

The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund’s investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund’s benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Technology-Oriented Companies Risk. Common stocks of companies that rely extensively on technology, science or communications in their product development or operations may be more volatile than the overall stock market and may or may not move in tandem with the overall stock market. Technology, science and communications are rapidly changing fields, and stocks of these companies, especially of smaller or unseasoned companies, may be subject to more abrupt or erratic market movements than the stock market in general. There are significant competitive pressures among technology-oriented companies and the products or operations of such companies may become obsolete quickly. In addition, these companies may have limited product lines, markets or financial resources and the management of such companies may be more dependent upon one or a few key people.

Issuer Risk. Issuer risk is the possibility that factors specific to a company will affect the market prices of its securities and the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or

Defining

Terms

Fundamental investment research techniques generally involve assessing a company’s or security’s value based on a broad examination of financial data, quality of management, business concept and competition.

Quantitative investment research techniques generally focus on a company’s financial statements and assess a company’s or security’s value based on appropriate financial ratios that measure revenue, profitability and financial structure.

Technical investment research techniques generally involve studying trends and movements in a security’s price, trading volume and other market-related factors in an attempt to discern patterns.

18

services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interest of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Foreign Securities Risk. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Investment Adviser Risk. The Fund is actively managed and the success of the Fund’s investment strategy depends significantly on the skills of the Adviser in assessing the potential of the securities in which the Fund invests. The Adviser’s assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-year and five-year periods and since inception compared to a broad-based securities market index.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period. The after-tax returns for Class A shares of the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A shares of the Fund, and after-tax returns for Class B shares will vary.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q4 ‘01	+32.33%
Worst Quarter:	Q3 ‘01	-39.39%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDED DECEMBER 31, 2006)
Thrivent Technology Fund	1 Year	5 Years	Since Inception of Fund (07/01/00)
Class A (before taxes)	–3.08%	–2.14%	–14.69%
Class A (after taxes on distributions)	–3.08%	–2.14%	–14.69%
Class A (after taxes on distributions and redemptions)	–2.01%	–1.69%	–10.54%
Class B	–2.30%	–1.69%	–14.49%
Goldman Sachs Technology Industry Composite Index[1]	8.98%	1.05%	–11.91%

[1]	The Goldman Sachs Technology Industry Composite Index is a modified capitalization-weighted index of selected technology stocks. The Index does not reflect deductions for fees, expenses or taxes.

19

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	CLASS A SHARES	CLASS B SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)[1]	5.50%	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)	1.00%[2]	5.00%

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)	CLASS A SHARES	CLASS B SHARES
Management Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.97%	1.20%
Total Annual Fund Operating Expenses[3]	1.97%	2.95%
Less Expense Reimbursement[4]	0.50%	—
Net Annual Fund Operating Expenses	1.47%	2.95%
Acquired Fund (Underlying Fund) Fees and Expenses[5]	0.02%	0.02%
Net Annual Fund and Underlying Fund Operating Expenses	1.49%	2.97%

[1]

The maximum sales charges for the Fund depends upon the amount of your investment and whether your investment is in Class A shares or Class B shares. New sales of Class B shares of the Fund are no longer offered. For a complete description of the sales charges, see “Shareholder Information.” In addition, we may redeem shares in any account or charge an annual fee of $12 (a “small account fee”) if the value of shares in the account falls below a certain minimum. See “Accounts with Low Balances.” We also may charge a fee of up to $50 for a redemption by wire. See “Shareholder Information—Redeeming Shares.”

[2]	When you invest $1,000,000 or more, a contingent deferred sales charge of 1% will apply to shares redeemed within one year.
[3]

The Adviser has voluntarily agreed to temporarily reimburse certain expenses associated with the Class B shares of the Fund equal in aggregate to 1.00% of the average daily net assets of the Class B shares. This voluntary reimbursement may be discontinued at any time.

[4]

The Adviser has contractually agreed, through at least February 28, 2008, to waive certain fees and/or reimburse certain expenses associated with the Class A shares of the Thrivent Technology Fund in order to limit the Net Annual Fund Operating Expenses to an annual rate of 1.47% of the average daily net assets of the Class A shares. Such waiver or reimbursement does not apply to Underlying Fund Expenses.

[5]

Underlying Fund investments may include investments of temporary cash into an affiliated money market fund and/or investments in unaffiliated exchange-traded funds or other unaffiliated investment companies.

EXAMPLE

This example is intended to help you compare the cost of investing in Thrivent Technology Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. For Class B shares, it also assumes the automatic conversion to Class A shares after five years. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Class A shares	$693	$995	$1,318	$2,232

Class B shares	$800	$1,218	$1,662	$2,461

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

Class A shares	$693	$995	$1,318	$2,232

Class B shares	$300	$918	$1,562	$2,461

20

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Thrivent Partner Small Cap Growth Fund

Class A—TPSAX

Investment Objective

Thrivent Partner Small Cap Growth Fund seeks to achieve long-term growth of capital.

Principal Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of small companies. Should the Adviser determine that the Fund would benefit from reducing the percentage of its assets invested in small cap companies from 80% to a lesser amount, we will notify you at least 60 days prior to the change. The Adviser has selected two subadvisers to serve as subadvisers for the Fund. Each of the subadvisers acts and invests independently of the other and uses its own methodology for selecting securities of small companies, with market capitalizations up to $2.5 billion at the time of purchase, that the subadviser has determined to have above average prospects for growth. The Fund’s assets are allocated generally on an equal basis between the two subadvisers. The Fund seeks to achieve its investment objective by investing primarily in common stocks.

Turner Investment Partners, Inc.

Turner Investment Partners, Inc. (“Turner”), a subadviser to the Fund, uses its proprietary quantitative model to rank small cap companies by sector according to the size of the company, earnings growth rates and projections, sales and revenue figures, risk and volatility measures and trading volumes. It then uses fundamental and technical investment research techniques to identify attractive investments. A poor ranking from Turner’s proprietary model, a downward revision in earnings estimates or company management, or a breakdown in the underlying money flow for a stock may cause Turner to consider selling the security. (Fundamental, quantitative, and technical investment research techniques are defined on page 18.)

Transamerica Investment Management LLC

Transamerica Investment Management LLC (“Transamerica”), a subadviser to the Fund, reviews the investment environment and economic climate to identify industries that it believes have better than average growth potential over the next 18-24 months. It uses fundamental investment research techniques to identify companies that it believes have strong management, past records of success, and superior business models. Transamerica will consider selling a security when it determines that a company’s fundamentals have declined or the relative valuation of its stock is less attractive.

Principal Risks

The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund’s investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund’s benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company will affect the market prices of its securities and the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Small Cap Risk. Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could cushion returns in a falling market.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Stocks of growth companies historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues and if a company’s earnings or revenues fall short of expectations its stock price may fall dramatically.

Foreign Securities Risk. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Small capitalization stocks often have a less liquid resale market. As a result, the Fund may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Fund believes they are worth.

Investment Adviser Risk. The Fund is actively managed and success of the Fund’s investment strategy depends significantly on the skills of Turner and Transamerica in assessing the potential of the securities in which the Fund invests. The subadvisers’ assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets.

22

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for a one-year period and since inception compared to a broad-based securities market index.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges and assumes that you sold your shares at the end of the period. The after-tax returns for Class A shares of the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q1 ‘06	+14.25%
Worst Quarter:	Q2 ’06	-6.60%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDED DECEMBER 31, 2006)
Thrivent Partner Small Cap Growth Fund	1 Year	Since Inception of Fund (06/30/05)
Class A (before taxes)	6.24%	9.25%
Class A (after taxes on distributions)	6.24%	9.25%
Class A (after taxes on distributions and redemptions)	4.06%	7.43%
Russell 2000 Growth Index[1]	13.35%	14.47%

[1]

The Russell 2000 Growth Index is an index comprised of small capitalization companies with a greater than average growth orientation. The performance of the Index does not reflect deductions for fees, expenses or taxes.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	CLASS A SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)[1]	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)[2]	1.00%
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)	CLASS A SHARES
Management Fees	0.90%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.57%
Total Annual Fund Operating Expenses	1.72%
Less Expense Reimbursement[3]	0.27%
Net Annual Fund Operating Expenses	1.45%

[1]

The maximum sales charges for the Fund depends upon the amount of your investment. For a complete description of the sales charges, see “Shareholder Information.” In addition, we may redeem shares in any account or charge an annual fee of $12 (a “small account fee”) if the value of shares in the account falls below a certain minimum. See “Accounts with Low Balances.” We also may charge a fee of up to $50 for a redemption by wire. See “Shareholder Information—Redeeming Shares.”

[2]	When you invest $1,000,000 or more, a contingent deferred sales charge of 1% will apply to shares redeemed within one year.
[3]

The Adviser has contractually agreed, through at least February 28, 2008, to waive certain fees and/or reimburse certain expenses associated with the Class A shares of the Thrivent Partner Small Cap Growth Fund in order to limit the Net Annual Fund Operating Expenses to an annual rate of 1.45% of the average daily net assets of the Class A shares.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Class A shares	$689	$983	$1,299	$2,190

23

Thrivent Partner Small Cap Value Fund

Class A—AALVX

Class B—BBSVX

Investment Objective

Thrivent Partner Small Cap Value Fund seeks long-term capital appreciation by investing primarily in a diversified portfolio of small company common stocks and securities convertible into small company common stocks.

Principal Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of small companies. The Fund’s subadviser focuses mainly on the securities of smaller U.S. companies with market capitalizations at time of purchase that are within or below the range of companies included in the Russell 2000 Index. Although market capitalizations are constantly changing, as of December 31, 2006, the largest companies included in the Index have market capitalizations of less than $3.0 billion. The Fund will not sell a security just because the company has grown to a market capitalization outside the range. The Fund may, on occasion, purchase companies with a market capitalization outside the range. Should the Adviser determine that the Fund would benefit from reducing the percentage of its assets invested in small company securities from 80% to a lesser amount, we will notify you at least 60 days prior to such a change.

The Fund seeks to achieve its investment objective by investing primarily in common stocks. Investing in convertible securities is not a principal strategy of the Fund. The Fund ordinarily invests in equity securities of small companies that the subadviser believes are undervalued. A company’s securities may be undervalued because the company is temporarily overlooked or out of favor due to general economic conditions, a market decline, or industry conditions or developments affecting the particular company. The subadviser seeks to identify companies that appear to be undervalued by various measures, and may be temporarily out of favor, but have good prospects for capital appreciation. The Fund’s subadviser considers these factors, among others, in choosing companies:

•	low price/earnings, price/book value, or price/cash flow ratios relative to the S&P 500, the company’s peers, or its own historic norm;
•	low stock price relative to a company’s underlying asset values;
•	above-average dividend yield relative to a company’s peers or its own historic norm;
•	a plan to improve the business through restructuring; and
•	a sound balance sheet and other positive financial characteristics.

While most assets will be invested in U.S. common stocks, other securities may also be purchased, including bonds, foreign stocks, futures and options, in keeping with the Fund’s objective.

The subadviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.

The subadviser uses fundamental investment research techniques to determine what securities to buy and sell. (Fundamental investment research techniques are described on page 18.)

Principal Risks

The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. Thrivent Partner Small Cap Value Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund’s investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund’s benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Small Cap Risk. Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could cushion returns in a falling market.

Issuer Risk. Issuer risk is the possibility that factors specific to a company will affect the market prices of its securities and the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interest of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Stocks of undervalued companies may not rise as quickly as anticipated

24

if the market doesn’t recognize their intrinsic values or if value stocks are out of favor. The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.

Foreign Securities Risk. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Small capitalization stocks often have a less liquid resale market. As a result, the Fund may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Fund believes they are worth.

Investment Adviser Risk. The Fund is actively managed and the success of the Fund’s investment strategy depends significantly on the skills of the subadviser in assessing the potential of the securities in which the Fund invests. The subadviser’s assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-year and five-year periods and since inception compared to a broad-based securities market index.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period. The after-tax returns for Class A shares of the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A shares of the Fund, and after-tax returns for Class B shares will vary.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q2 ‘03	+21.75%
Worst Quarter:	Q3 ‘02	-20.81%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2006)
Thrivent Partner Small Cap Value Fund	1 Year	5 Year	Since Inception of Fund (07/17/01)
Class A (before taxes)	14.82%	12.73%	12.93%
Class A (after taxes on distributions)	13.88%	11.47%	11.77%
Class A (after taxes on distributions and redemptions)	10.47%	10.35%	10.59%
Class B	16.33%	13.00%	13.18%
Russell 2000 Value Index[1]	23.48%	15.37%	14.95%

[1]	The Russell 2000 Value Index measures the performance of small cap value stocks. The Index does not reflect deductions for fees, expenses or taxes.

25

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	CLASS A SHARES		CLASS B SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)[1]	5.50%		None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)	1.00%	[2]	5.00%
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)	CLASS A SHARES		CLASS B SHARES
Management Fees	0.70%		0.70%
Distribution and Service (12b-1) Fees	0.25%		1.00%
Other Expenses	0.51%		0.70%
Total Annual Fund Operating Expenses[3]	1.46%		2.40%
Acquired Fund (Underlying Fund) Fees and Expenses[4]	0.01%		0.01%
Net Annual Fund and Underlying Fund Operating Expenses	1.47%		2.41%

[1]

The maximum sales charges for the Fund depends upon the amount of your investment and whether your investment is in Class A shares or Class B shares. New sales of Class B shares of the Fund are no longer offered. For a complete description of the sales charges, see “Shareholder Information.” In addition, we may redeem shares in any account or charge an annual fee of $12 (a “small account fee”) if the value of shares in the account falls below a certain minimum. See “Accounts with Low Balances.” We also may charge a fee of up to $50 for a redemption by wire. See “Shareholder Information—Redeeming Shares.”

[2]	When you invest $1,000,000 or more, a contingent deferred sales charge of 1% will apply to shares redeemed within one year.
[3]

The Adviser has voluntarily agreed to temporarily reimburse certain expenses associated with the Fund equal in the aggregate to 0.10% of the average daily net assets of the Fund. This voluntary reimbursement may be discontinued at any time.

[4]

Underlying Fund investments may include investments of temporary cash into an affiliated money market fund and/or investments in unaffiliated exchange-traded funds or other unaffiliated investment companies.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. For Class B shares, it also assumes the automatic conversion to Class A shares after five years. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Class A shares	$691	$989	$1,309	$2,211

Class B shares	$744	$1,051	$1,385	$2,198

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

Class A shares	$691	$989	$1,309	$2,211

Class B shares	$244	$751	$1,285	$2,198

26

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Thrivent Small Cap Stock Fund

Class A—AASMX

Class B—BBSMX

Investment Objective

Thrivent Small Cap Stock Fund seeks long-term capital growth by investing primarily in small company common stocks and securities convertible into small company common stocks.

Principal Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of small companies. The Adviser focuses mainly in the securities of smaller U.S. companies which have market capitalizations similar to those companies included in widely known indices such as the S&P SmallCap 600 Index or the Russell 2000 Index. Although market capitalizations are constantly changing, as of December 31, 2006, those indexes included companies with market capitalizations less than $3.7 billion. Should the Adviser determine that the Fund would benefit from reducing the percentage of its assets invested in securities of small companies from 80% to a lesser amount, we will notify you at least 60 days prior to of such a change.

The Fund seeks to achieve its investment objective by investing primarily in common stocks. Investing in convertible securities is not a principal strategy of the Fund. The Adviser uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell. (Fundamental, quantitative and technical investment research techniques are described on page 18.) The Adviser looks for small companies that, in its opinion:

•	have an improving fundamental outlook;
•	have capable management; and
•	are financially sound.

The Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.

Principal Risks

The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund’s investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund’s benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company will affect the market prices of its securities and the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interest of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Small Cap Risk. Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could cushion returns in a falling market.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Foreign Securities Risk. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Small capitalization stocks often have a less liquid resale market. As a result, the Fund may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Fund believes they are worth.

Investment Adviser Risk. The Fund is actively managed and the success of the Fund’s investment strategy depends significantly on the skills of the Adviser in assessing the potential of the securities in which the Fund invests. The Adviser’s assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets.

28

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods and since inception compared to a broad-based securities market index.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period. The after-tax returns for Class A shares of the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A shares of the Fund, and after-tax returns for Class B shares will vary.

The Fund commenced operations on July 1, 1996. Prior to January 8, 1997, the shares of the Fund had no specific class designation. As of that date, all of the outstanding shares were designated as Class A shares and the Fund began offering Class B shares. The table includes performance of Class B shares and reflects the automatic conversion to Class A shares after five years. How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q4 ‘01	+22.78%
Worst Quarter:	Q3 ‘98	-21.33%

AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED DECEMBER 31, 2006)
Thrivent Small Cap Stock Fund	1 Year	5 Years	10 Years	Since Inception of Class B (01/08/97)
Class A (before taxes)	6.40%	8.75%	9.68%	N/A
Class A (after taxes on distributions)	4.70%	7.54%	8.23%	N/A
Class A (after taxes on distributions and redemptions)	6.24%	7.22%	7.73%	N/A
Class B	7.47%	8.89%	N/A	9.41%
Russell 2000 Index[1]	18.37%	11.39%	9.44%	N/A2

[1]	The Russell 2000 Index measures the performance of small cap stocks. The Index does not reflect deductions for fees, expenses or taxes.
[2]	Performance information for the Russell 2000 Index is not available for the time period shown in the table.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	CLASS A SHARES		CLASS B SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)[1]	5.50%		None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)	1.00%	[2]	5.00%

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)	CLASS A SHARES	CLASS B SHARES
Management Fees	0.67%	0.67%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.37%	0.65%
Total Annual Fund Operating Expenses	1.29%	2.32%
Acquired Fund (Underlying Fund) Fees and Expenses[3]	0.01%	0.01%
Net Annual Fund and Underlying Fund Operating Expenses	1.30%	2.33%

[1]

The maximum sales charges for the Fund depends upon the amount of your investment and whether your investment is in Class A shares or Class B shares. New sales of Class B shares of the Fund are no longer offered. For a complete description of the sales charges, see “Shareholder Information.” In addition, we may redeem shares in any account or charge an annual fee of $12 (a “small account fee”) if the value of shares in the account falls below a certain minimum. See “Accounts with Low Balances.” We also may charge a fee of up to $50 for a redemption by wire. See “Shareholder Information—Redeeming Shares.”

[2]	When you invest $1,000,000 or more, a contingent deferred sales charge of 1% will apply to shares redeemed within one year.
[3]

Underlying Fund investments may include investments of temporary cash into an affiliated money market fund and/or investments in unaffiliated exchange-traded funds or other unaffiliated investment companies.

29

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. For Class B shares, it also assumes the automatic conversion to Class A shares after five years. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Class A shares	$675	$939	$1,224	$2,032

Class B shares	$736	$1,027	$1,345	$2,059

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

Class A shares	$675	$939	$1,224	$2,032

Class B shares	$236	$727	$1,245	$2,059

30

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Thrivent Small Cap Index Fund

Class A—AALSX

Investment Objective

Thrivent Small Cap Index Fund seeks capital growth that tracks the performance of the S&P SmallCap 600 Index, by investing primarily in common stocks of the Index.

Principal Strategies

Under normal circumstances, the Fund invests substantially all of its assets (more than 80%) in small company common stocks included in the S&P SmallCap 600 Index in the proportions in which they are represented in the Index. Although market capitalizations are constantly changing, as of December 31, 2006, that index included companies with market capitalizations less than $3.7 billion. This is a passively managed Fund, which means that the Adviser does not choose the securities that make up the Fund. The S&P SmallCap 600 Index is a capitalization-weighted index comprised of 600 domestic small capitalization stocks chosen for market size, liquidity, and industry representation. The Index is adjusted quarterly, and when changes to the Index occur, the Adviser will attempt to replicate these changes within the Fund. However, any such changes may result in slight variations from the Index. For liquidity reasons, the Fund may invest, to some degree, in money market instruments.

Principal Risks

The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund’s investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund’s benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company will affect the market prices of its securities and the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interest of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Small Cap Risk. Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could cushion returns in a falling market.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Small capitalization stocks often have a less liquid resale market. As a result, the Fund may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Fund believes they are worth.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-year and five-year periods and since inception compared to a broad-based securities market index.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges and assumes that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

32

Best Quarter:	Q4 ‘01	+19.86%
Worst Quarter:	Q3 ‘02	-18.46%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDED DECEMBER 31, 2006)
Thrivent Small Cap Index Fund	1 Year	5 Years	Since Inception of Fund (07/01/00)
Class A (before taxes)	7.85%	10.07%	8.68%
Class A (after taxes on distributions)	6.70%	9.57%	8.18%
Class A (after taxes on distributions and redemptions)	6.62%	8.42%	7.22%
S&P SmallCap 600 Index[1]	15.12%	12.49%	11.11%

[1]

The S&P SmallCap 600 Index is an unmanaged index that represents the average performance of a group of 600 small capitalization stocks. The Index does not reflect deductions for fees, expenses or taxes.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund offers only Class A shares.

SHAREHOLDER FEES (fees paid directly from your investment)	CLASS A SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)[1]	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)[2]	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)	CLASS A SHARES
Management Fees	0.25%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.60%
Total Annual Fund Operating Expenses	1.10%
Less Expense Reimbursement[3]	0.15%
Net Annual Fund Operating Expenses	0.95%

[1]

The maximum sales charges for the Fund depends upon the amount of your investment. For a complete description of the sales charges, see “Shareholder Information.” In addition, we may redeem shares in any account or charge an annual fee of $12 (a “small account fee”) if the value of shares in the account falls below a certain minimum. See “Accounts with Low Balances.” We also may charge a fee of up to $50 for a redemption by wire. See “Shareholder Information—Redeeming Shares.”

[2]	When you invest $1,000,000 or more, a contingent deferred sales charge of 1% will apply to shares redeemed within one year.
[3]

The Adviser has contractually agreed, through at least February 28, 2008, to waive certain fees and/or reimburse certain expenses associated with the Thrivent Small Cap Index Fund in order to limit the Net Annual Fund Operating Expenses to an annual rate of 0.95% of the average daily net assets of the Fund.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Class A shares	$642	$836	$1,047	$1,652

33

Thrivent Mid Cap Growth Fund

Class A—LBMGX

Class B—LUGBX

Investment Objective

Thrivent Mid Cap Growth Fund seeks long-term growth of capital.

Principal Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of mid-sized companies. The Adviser focuses mainly on securities of mid-sized U.S. companies which have market capitalizations similar to those companies included in widely known mid cap indices such as the Russell Midcap Growth Index or the S&P MidCap 400/Citigroup Growth Index at the time of the Fund’s investment. Although market capitalizations are constantly changing, as of December 31, 2006, those indices included companies with market capitalization between $457 million and $21.4 billion. Should the Adviser determine that the Fund would benefit from reducing the percentage of its assets invested in securities of mid cap companies from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

The Fund seeks to achieve its investment objective by investing primarily in common stocks. The Adviser uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell. (Fundamental, quantitative and technical investment research techniques are described on page 18.) The Adviser focuses on companies that have a strong record of earnings growth or show good prospects for growth in sales and earnings and also considers the trends in the market as a whole.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

Principal Risks

The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than its market as measured by the Fund’s benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company will affect the market prices of its securities and the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interest of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Mid Cap Risk. Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projection of future earnings or revenues and, if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.

Foreign Securities Risk. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Investment Adviser Risk. The Fund is actively managed and the success of the Fund’s investment strategy depends significantly on the skills of the Adviser in assessing the potential of the securities in which the Fund invests. The Adviser’s assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one- and five-year periods and since inception compared to a broad-based securities market index. On July 16, 2004, the Fund became the successor by merger to Lutheran Brotherhood Opportunity Growth Fund and Lutheran Brotherhood Mid Cap Growth Fund. Prior to the merger, the Fund had no assets or liabilities. The performance presented for the period prior to the merger is for Lutheran Brotherhood Mid Cap Growth Fund which commenced operations on May 30, 1997.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be

34

lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period. The after-tax returns for Class A shares of the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A shares of the Fund, and after-tax returns for Class B shares will vary.

Prior to October 31, 1997, the shares of the Fund had no specific class designation. As of that date, all of the outstanding shares were designated as Class A shares and the Fund began offering Class B shares. The table includes performance of Class B shares and reflects the automatic conversion to Class A shares after five years. How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q4 ‘99	+34.20%
Worst Quarter:	Q1 ‘01	-24.10%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2006)
Thrivent Mid Cap Growth Fund	1 Year	5 Years	Since Inception of Fund (05/30/97)	Since Inception of Class B (10/31/97)
Class A (before taxes)	1.79%	4.16%	7.66%	N/A
Class A (after taxes on distributions)	0.73%	3.94%	6.88%	N/A
Class A (after taxes on distributions and redemptions)	2.60%	3.45%	6.14%	N/A
Class B	2.60%	4.37%	N/A	6.95%
Russell Midcap Growth Index[1]	10.66%	8.22%	8.18%	7.31%

[1]	The Russell Midcap Growth Index measures the performance of mid cap growth stocks. The Index does not reflect deductions for fees, expenses or taxes.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	CLASS A SHARES		CLASS B SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)[1]	5.50%		None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)	1.00%	[2]	5.00%

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)	CLASS A SHARES	CLASS B SHARES
Management Fees	0.40%	0.40%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.56%	0.88%
Total Annual Fund Operating Expenses	1.21%	2.28%

[1]

The maximum sales charges for the Fund depends upon the amount of your investment and whether your investment is in Class A shares or Class B shares. New sales of Class B shares of the Fund are no longer offered. For a complete description of the sales charges, see “Shareholder Information.” In addition, we may redeem shares in any account or charge an annual fee of $12 (a “small account fee”) if the value of shares in the account falls below a certain minimum. See “Accounts with Low Balances.” We also may charge a fee of up to $50 for a redemption by wire. See “Shareholder Information—Redeeming Shares.”

[2]	When you invest $1,000,000 or more, a contingent deferred sales charge of 1% will apply to shares redeemed within one year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. For Class B shares, it also assumes the automatic conversion to Class A shares after five years. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Class A shares	$667	$913	$1,178	$1,935

Class B shares	$731	$1,012	$1,320	$1,981

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

Class A shares	$667	$913	$1,178	$1,935

Class B shares	$231	$712	$1,220	$1,981

35

Thrivent Partner Mid Cap Value Fund

Class A—TPMAX

Investment Objective

Thrivent Partner Mid Cap Value Fund seeks to achieve long-term growth of capital.

Principal Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of mid cap issuers. The subadviser focuses mainly on the securities of mid cap issuers which have market capitalizations similar to companies constituting the Russell Midcap Value Index at the time of investment. Although market capitalizations are constantly changing, as of December 31, 2006, the capitalization range of the Russell Midcap Value Index was between $1.3 billion and $18.1 billion. Although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its assets in foreign securities, including securities of issuers in emerging countries and securities in foreign currencies. Should the Adviser determine that the Fund would benefit from reducing the percentage of its assets invested in mid cap securities from 80% to a lesser amount, it will notify you at least 60 days’ prior to such a change.

The subadviser’s stock selection reflects a mid cap value style. The Fund ordinarily invests in equity securities of mid cap companies that the subadviser believes are undervalued.

The subadviser uses fundamental research techniques to determine what securities to buy and sell. (Fundamental investment research techniques described on page 18.)

Principal Risks

The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund’s investments may move with these cycles and in some instances, increase or decrease more than its market as measured by the Fund’s benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company will affect the market prices of its securities and the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in and general creditors of, the company.

Mid Cap Risk. Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Value style investing includes the risk that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic value or if value stocks are out of favor.

Foreign Securities Risk. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Emerging Markets Risk. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Fund performance will likely be negatively affected by portfolio exposure to nations in the midst of hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets. These factors make investing in emerging market countries significantly riskier than in other countries and events in any one country could cause the Fund’s share price to decline.

Investment Adviser Risk. The Fund is actively managed and the success of the Fund’s investment strategy depends significantly on the skills of the investment subadviser in assessing the potential of the securities in which the Fund invests. The subadviser’s assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets.

36

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for a one-year period and since inception compared to a broad-based securities market index.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges and assumes that you sold your shares at the end of the period. The after-tax returns for Class A shares of the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q4 ‘06	+8.55%
Worst Quarter:	Q2 ‘06	-1.25%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDED DECEMBER 31, 2006)
Thrivent Partner Mid Cap Value Fund	1 Year	Since Inception of Fund (06/30/05)
Class A (before taxes)	10.11%	10.63%
Class A (after taxes on distributions)	9.58%	10.23%
Class A (after taxes on distributions and redemptions)	6.79%	8.48%
Russell MidCap Value Index[1]	20.22%	18.12%

[1]

The Russell MidCap Value Index is an index comprised of mid cap companies with lower than average price-to-book ratios and lower forecasted growth values. The performance of the Index does not reflect deductions for fees, expenses or taxes.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	CLASS A SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)[1]	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)[2]	1.00%
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)	CLASS A SHARES
Management Fees	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.86%
Total Annual Fund Operating Expenses	1.86%
Less Expense Reimbursement[3]	0.61%
Net Annual Fund Operating Expenses	1.25%

[1]

The maximum sales charges for the Fund depends upon the amount of your investment. For a complete description of the sales charges, see “Shareholder Information.” In addition, we may redeem shares in any account or charge an annual fee of $12 (a “small account fee”) if the value of shares in the account falls below a certain minimum. See “Accounts with Low Balances.” We also may charge a fee of up to $50 for a redemption by wire. See “Shareholder Information—Redeeming Shares.”

[2]	When you invest $1,000,000 or more, a contingent deferred sales charge of 1% will apply to shares redeemed within one year.
[3]

The Adviser has contractually agreed, through at least February 28, 2008, to waive certain fees and/or reimburse certain expenses associated with the Class A shares of the Thrivent Partner Mid Cap Value Fund in order to limit the Net Annual Fund Operating Expenses to an annual rate of 1.25% of the average daily net assets of the Class A shares.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Class A shares	$670	$925	$1,199	$1,978

37

Thrivent Mid Cap Stock Fund

Class A—AASCX

Class B—BBSCX

Investment Objective

Thrivent Mid Cap Stock Fund seeks long-term capital growth by investing primarily in common stocks and securities convertible into common stocks, of mid-sized companies.

Principal Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of mid-sized companies. The Adviser focuses mainly on the securities of mid-sized U.S. companies which have market capitalizations similar to those included in widely known indices such as the S&P MidCap 400 Index or the Russell Midcap Index. Although market capitalizations are constantly changing, as of December 31, 2006, those indices included companies with market capitalization between $457 million and $21.4 billion. Should the Adviser determine that the Fund would benefit from reducing the percentage of its assets invested in mid cap securities from 80% to a lesser amount, we will notify you at least 60 days’ prior to the change.

The Fund seeks to achieve its investment objective by investing in common stocks. Investing in convertible securities is not a principal strategy of the Fund. The Adviser uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell. (Fundamental, quantitative and technical investment research techniques are described on page 18.) The Adviser looks for mid-sized companies that, in its opinion:

•	have prospects for growth in their sales and earnings;
•	are in an industry with a good economic outlook;
•	have high-quality management; and
•	have a strong financial position.

The Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.

Principal Risks

The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of a Fund’s investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund’s benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company will affect the market prices of its securities and the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interest of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Mid Cap Risk. Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Foreign Securities Risk. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Investment Adviser Risk. The Fund is actively managed and the success of the Fund’s investment strategy depends significantly on the skills of the Adviser in assessing the potential of the securities in which the Fund invests. The Adviser’s assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five-, and ten-year periods (or since inception for Class B shares) compared to broad-based securities market indices.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period. The after-tax returns for Class A shares of the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an

38

investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A shares of the Fund, and after-tax returns for Class B shares will vary.

The Fund commenced operation on June 30, 1993. Prior to January 8, 1997, the shares of the Fund had no specific class designation. As of that date, all of the outstanding shares were redesignated as Class A shares and the Fund began offering Class B shares. The table includes performance of Class B shares and reflects the automatic conversion to Class A shares after five years. How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q4 ‘98	+22.85%
Worst Quarter:	Q3 ‘01	-22.15%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2006)
Thrivent Mid Cap Stock Fund	1 Year	5 Years	10 Years	Since Inception of Class B (01/08/97)
Class A (before taxes)	6.99%	9.95%	8.68%	N/A
Class A (after taxes on distributions)	3.23%	8.77%	6.77%	N/A
Class A (after taxes on distributions and redemptions)	6.93%	8.17%	6.59%	N/A
Class B	8.33%	9.95%	N/A	8.63%
Russell MidCap Index[1]	15.26%	12.88%	12.14%	12.09%
S&P MidCap 400 Index[2]	10.31%	10.88%	13.47%	13.38%

[1]

The Russell MidCap Index is an unmanaged index that measures the performance of the smallest 800 securities in the Russell 1000 Index, as ranked by total market capitalization. The Index does not reflect deductions for fees, expenses, or taxes. The Adviser believes that the composition of the Russell MidCap Index makes it a more appropriate benchmark for the Fund than the S&P MidCap 400 Index and thus the S&P MidCap 400 Index will not be shown in future prospectuses of the Fund.

[2]

The S&P MidCap 400 Index is an unmanaged index that represents the average performance of a group of 400 medium capitalization stocks. The Index does not reflect deductions for fees, expenses or taxes.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	CLASS A SHARES		CLASS B SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)[1]	5.50%		None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)	1.00%	[2]	5.00%

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)	CLASS A SHARES	CLASS B SHARES
Management Fees	0.66%	0.66%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.27%	0.59%
Total Annual Fund Operating Expenses	1.18%	2.25%

[1]

The maximum sales charges for the Fund depends upon the amount of your investment and whether your investment is in Class A shares or Class B shares. New sales of Class B shares of the Fund are no longer offered. For a complete description of the sales charges, see “Shareholder Information.” In addition, the Funds may redeem shares in any account or charge an annual fee of $12 (a “small account fee”) if the value of shares in the account falls below a certain minimum. See “Accounts with Low Balances.” The Funds also may charge a fee of up to $50 for a redemption by wire. See “Shareholder Information—Redeeming Shares.”

[2]	When you invest $1,000,000 or more, a contingent deferred sales charge of 1% will apply to shares redeemed within one year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. For Class B shares, it also assumes the automatic conversion to Class A shares after five years. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Class A shares	$664	$904	$1,163	$1,903

Class B shares	$728	$1,003	$1,305	$1,948

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

Class A shares	$664	$904	$1,163	$1,903

Class B shares	$228	$703	$1,205	$1,948

39

Thrivent Mid Cap Index Fund

Class A—AAMIX

Investment Objective

Thrivent Mid Cap Index Fund seeks total returns that track the performance of the S&P MidCap 400 Index, by investing primarily in common stocks comprising the Index.

Principal Strategies

Under normal circumstances, the Fund invests substantially all of its assets (more than 80%) in mid-sized company stocks included in the S&P MidCap 400 Index in the proportions in which they are represented in the Index. Although market capitalizations are constantly changing, as of December 31, 2006, mid cap companies have market capitalization between $457 million and $10.6 billion. This is a passively managed Fund, which means that the Adviser does not choose the securities that make up the Fund. The S&P MidCap 400 Index is a capitalization weighted index of 400 medium capitalization stocks chosen for market size, liquidity, and industry representation. The Index is adjusted quarterly and when changes to the Index occur, the investment adviser will attempt to replicate these changes within the Fund. However, any such changes may result in slight variations from the Index. For liquidity reasons, the Fund may invest, to some degree, in money market instruments.

Principal Risks

The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of a Fund’s investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund’s benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company will affect the market prices of its securities and the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interest of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Mid Cap Risk. Medium- sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-year and five-year periods and since inception compared to a broad-based securities market index.

The bar chart includes the effects of Fund expenses but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges and assumes that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q4 ‘01	+17.35%
Worst Quarter:	Q3 ‘02	-16.72%

40

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2006)
Thrivent Mid Cap Index Fund	1 Year	5 Years	Since Inception of Fund (07/01/00)
Class A (before taxes)	3.26%	8.51%	6.83%
Class A (after taxes on distributions)	2.44%	8.04%	6.44%
Class A (after taxes on distributions and redemptions)	3.21%	7.09%	5.69%
S&P MidCap 400 Index[1]	10.31%	10.88%	9.10%

[1]

The S&P MidCap 400 Index is an unmanaged index that represents the average performance of a group of 400 medium capitalization stocks. The Index does not reflect deductions for fees, expenses or taxes.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund offers only Class A shares.

SHAREHOLDER FEES (fees paid directly from your investment)	CLASS A SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)[1]	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)	1.00%	[2]

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)	CLASS A SHARES
Management Fees	0.25%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.50%
Total Annual Fund Operating Expenses	1.00%
Less Expense Reimbursement[3]	0.10%
Net Annual Fund Operating Expenses	0.90%

[1]

The maximum sales charges for the Fund depends upon the amount of your investment. For a complete description of the sales charges, see “Shareholder Information.” In addition, we may redeem shares in any account or charge an annual fee of $12 (a “small account fee”) if the value of shares in the account falls below a certain minimum. See “Accounts with Low Balances.” We also may charge a fee of up to $50 for a redemption by wire. See “Shareholder Information—Redeeming Shares.”

[2]	When you invest $1,000,000 or more, a contingent deferred sales charge of 1% will apply to shares redeemed within one year.
[3]

The Adviser has contractually agreed, through at least February 28, 2008, to waive certain fees and/or reimburse certain expenses associated with the Thrivent Mid Cap Index Fund in order to limit the Net Annual Fund Operating Expenses to an annual rate of 0.90% of the average daily net assets of the Fund.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Class A shares	$637	$821	$1,021	$1,597

41

Thrivent Partner International Stock Fund

Class A—AAITX

Class B—BBITX

Investment Objective

Thrivent Partner International Stock Fund seeks long-term capital growth by investing primarily in a diversified portfolio of foreign stocks.

Principal Strategies

The Fund seeks to achieve its objective by investing substantially all of its assets in stocks outside the U.S. and to diversify broadly among developed and emerging countries throughout the world. Normally, at least 80% of the Fund’s net assets (plus the amount of any borrowing for investment purposes) will be invested in stocks. Should the Adviser determine that the Fund would benefit from reducing the percentage of its assets invested in stocks from 80% to a lesser amount, we will notify you at least 60 days prior to the change. While stocks may be purchased without regard to a company’s market capitalization, the focus typically will be on large and, to a lesser extent, medium-sized companies. The Adviser has selected two subadvisers with differing management styles to subadvise the Fund. Each of the subadvisers acts and invests independently of the other and uses its own methodology for selecting stocks. The Fund’s assets are allocated generally on an equal basis between the two investment subadvisers described below.

Principal Global Investors, LLC (“Principal”)

Principal’s stock selection reflects a growth style. Principal may invest in securities of issuers of any capitalization size. Although Principal invests primarily in equity securities, it also may invest in fixed income securities and derivatives.

Principal’s stock selection is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. Principal focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, Principal leverages technology in its research-driven approach and seeks to neutralize unintended portfolio risks.

The Fund may also purchase other securities including futures and options in keeping with the Fund’s objective.

Principal may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

Mercator Asset Management, LP (“Mercator”)

Mercator’s stock selection reflects a value style. Mercator may invest in securities of issuers of any capitalization size. Although Mercator invests primarily in equity securities, it also may invest in fixed income securities and derivatives.

Mercator combines a relative value style with bottom-up stock analysis. The goal of the investment team is to maximize returns on a risk-adjusted basis. Mercator’s approach is to identify attractive, undervalued securities that have good earnings prospects. Using initial screens based on historical data, Mercator uses its proprietary database to identify securities which are inexpensive relative to their respective historical prices, industries, and markets. Mercator subjects the most attractive stocks to fundamental investment research techniques, which seeks to validate projected financial data and considers company, industry, and macro factors. Mercator will consider selling a security when fundamental investment research techniques indicate that the security is less attractive than alternative investments.

Principal Risks

The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund’s investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund’s benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company will affect the market prices of its securities and the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interest of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues, and if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Value style investing includes the risk that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic value or if value stocks are out of favor.

42

Foreign Securities Risk. Stocks of non-U.S. companies in which the Fund invests generally carry more risk than stocks of U.S. companies. The economies and financial markets of certain regions—such as Latin America, Asia, Europe and the Mediterranean region—can be highly interdependent and may decline at the same time. Other risks result from the varying stages of economic and political development of foreign countries, the differing regulatory environments, trading days, and accounting standards of non-U.S. markets, and higher transaction costs. The Fund’s investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes which would have an adverse effect on security prices and impair the Fund’s ability to repatriate capital or income. The Fund is also subject to the risk that the value of a foreign currency may decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Under normal conditions, the Fund does not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.

Emerging Markets Risk. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Fund performance will likely be negatively affected by portfolio exposure to nations in the midst of hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets. These factors make investing in emerging market countries significantly riskier than in other countries and events in any one country could cause the Fund’s share price to decline.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Foreign securities generally have a less liquid resale market. As a result, the Fund may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Fund believes they are worth.

Investment Adviser Risk. The Fund is actively managed and the success of the Fund’s investment strategy depends significantly on the skills of Principal and Mercator in assessing the potential of the securities in which the Fund invests. The subadvisers’ assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods and since inception compared to a broad-based securities market index. On July 16, 2004, the Fund merged with Lutheran Brotherhood World Growth Fund. The performance presented for the period prior to the merger is for Lutheran Brotherhood World Growth Fund, which commenced operations on September 5, 1995.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period. The after-tax returns for Class A shares of the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A shares of the Fund, and after-tax returns for Class B shares will vary.

Prior to October 31, 1997, the shares of the Fund had no specific class designation. As of that date, all of the outstanding shares were redesignated as Class A shares and the Fund began offering Class B shares. The table includes performance of Class B shares and reflects the automatic conversion to Class A shares after five years. How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

43

Best Quarter:	Q4 ‘99	+24.13%
Worst Quarter:	Q3 ‘02	-21.77%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2006)
Thrivent Partner International Stock Fund	1 Year	5 Years	10 Years	Since Inception of Class B (10/31/97)
Class A (before taxes)	14.20%	9.05%	4.60%	N/A
Class A (after taxes on distributions)	14.03%	8.97%	4.26%	N/A
Class A (after taxes on distributions and redemptions)	9.46%	7.48%	3.76%	N/A
Class B	15.63%	9.24%	N/A	4.97%
MSCI EAFE Index[1]	26.86%	15.43%	8.06%	8.57%

[1]

The Morgan Stanley Capital International, Europe, Australasia, Far East Index (MSCI EAFE Index) measures the performance of stocks in developed countries outside of North America. The Index does not reflect deductions for fees, expenses or taxes.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	CLASS A SHARES		CLASS B SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)[1]	5.50%		None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)	1.00%	[2]	5.00%

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)	CLASS A SHARES	CLASS B SHARES
Management Fees	0.61%	0.61%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.48%	0.82%
Total Annual Fund Operating Expenses	1.34%	2.43%

[1]

The maximum sales charges for the Fund depends upon the amount of your investment and whether your investment is in Class A shares or Class B shares. For a complete description of the sales charges, see “Shareholder Information.” New sales of Class B shares of the Fund are no longer offered. In addition, we may redeem shares in any account or charge an annual fee of $12 (a “small account fee”) if the value of shares in the account falls below a certain minimum. See “Accounts with Low Balances.” We also may charge a fee of up to $50 for a redemption by wire. See “Shareholder Information—Redeeming Shares.”

[2]	When you invest $1,000,000 or more, a contingent deferred sales charge of 1% will apply to shares redeemed within one year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. For Class B shares, it also assumes the automatic conversion to Class A shares after five years. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Class A shares	$679	$951	$1,244	$2,074

Class B shares	$746	$1,058	$1,396	$2,129

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

Class A shares	$679	$951	$1,244	$2,074

Class B shares	$246	$758	$1,296	$2,129

44

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Thrivent Large Cap Growth Fund

Class A—AAAGX

Class B—BBAGX

Investment Objective

Thrivent Large Cap Growth Fund seeks long-term capital appreciation by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.

Principal Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of large companies. The Adviser focuses mainly on the securities of large U.S. companies which have market capitalizations similar to those included in widely known indices such as the S&P 500/ Citigroup Growth Index, the Russell 1000 Growth Index, or the large company market capitalization classifications published by Lipper, Inc. Although market capitalizations are constantly changing, as of December 31, 2006, those indices included companies with market capitalizations of at least $1.2 billion. Should the Adviser determine that the Fund would benefit from reducing the percentage of its assets invested in large cap securities from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

The Fund seeks to achieve its investment objective by investing in common stocks. Investing in convertible securities is not a principal strategy of the Fund. The Adviser uses fundamental, quantitative, and technical investment research techniques and focuses on stocks of U.S. companies that it believes have demonstrated and will sustain above-average earnings growth over time, or which are expected to develop rapid sales and earnings growth in the future when compared to the economy and stock market as a whole. (Fundamental, quantitative, and technical investment research techniques are described on page 18.) The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

Principal Risks

The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund’s investments may move with these cycles and in some instances, increase or decrease more than its market as measured by the Fund’s benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company will affect the market prices of its securities and the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interest of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projection of future earnings or revenues and, if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.

Foreign Securities Risk. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Investment Adviser Risk. The Fund is actively managed and the success of the Fund’s investment strategy depends significantly on the skills of the Adviser in assessing the potential of the securities in which the Fund invests. The Adviser’s assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one- and five-year periods and since inception compared to a broad-based securities market index. On July 16, 2004, the Fund merged with Lutheran Brotherhood Growth Fund. The performance presented for the period prior to the merger is for Lutheran Brotherhood Growth Fund, which commenced operations on October 29, 1999.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period. The after-tax returns for Class A shares of the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and

46

after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A shares of the Fund and after-tax returns for Class B shares will vary.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q2 ‘03	+14.00%
Worst Quarter:	Q1 ‘01	-21.65%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2006)
Thrivent Large Cap Growth Fund	1 Year	5 Years	Since Inception of Fund (10/29/99)
Class A (before taxes)	0.43%	0.79%	–3.37%
Class A (after taxes on distributions)	0.42%	0.77%	–3.38%
Class A (after taxes on distributions and redemptions)	0.29%	0.63%	–2.63%
Class B	1.18%	0.98%	–3.16%
Russell 1000 Growth Index[1]	9.07%	2.69%	–2.72%

[1]	The Russell 1000 Growth Index measures the performance of large cap growth stocks. The Index does not reflect deductions for fees, expenses, or taxes.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	CLASS A SHARES		CLASS B SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)[1]	5.50%		None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)	1.00%	[2]	5.00%

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)	CLASS A SHARES	CLASS B SHARES
Management Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.58%	0.93%
Total Annual Fund Operating Expenses[3]	1.58%	2.68%
Less Expense Reimbursement[3]	0.41%	—
Net Annual Fund Operating Expenses	1.17%	2.68%

[1]

The maximum sales charges for the Fund depends upon the amount of your investment and whether your investment is in Class A shares or Class B shares. New sales of Class B shares of the Fund are no longer offered. For a complete description of the sales charges, see “Shareholder Information.” In addition, we may redeem shares in any account or charge an annual fee of $12 (a “small account fee”) if the value of shares in the account falls below a certain minimum. See “Accounts with Low Balances.” We also may charge a fee of up to $50 for a redemption by wire. See “Shareholder Information—Redeeming Shares.”

[2]	When you invest $1,000,000 or more, a contingent deferred sales charge of 1% will apply to shares redeemed within one year.
[3]

The Adviser has contractually agreed, through at least February 28, 2008, to waive certain fees and/or reimburse certain expenses associated with the Class A shares of the Thrivent Large Cap Growth Fund in order to limit the Net Annual Fund Operating Expenses to an annual rate of 1.17% of the average daily net assets of the Class A shares. Additionally, the Adviser has voluntarily agreed to temporarily reimburse certain expenses associated with the Class B shares of the Fund equal in aggregate to 0.80% of the average daily net assets of the Class B shares. This voluntary reimbursement may be discontinued at any time.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. For Class B shares, it also assumes the automatic conversion to Class A shares after five years. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Class A shares	$663	$901	$1,158	$1,892

Class B shares	$771	$1,132	$1,520	$2,142

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

Class A shares	$663	$901	$1,158	$1,892

Class B shares	$271	$832	$1,420	$2,142

47

Thrivent Large Cap Value Fund

Class A—AAUTX

Class B—BBEIX

Investment Objective

Thrivent Large Cap Value Fund seeks to achieve long-term growth of capital.

Principal Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of large companies. The Adviser focuses mainly on the securities of large U.S. companies which have market capitalizations similar to those included in widely known indices such as the S&P 500/Citigroup Value Index, the Russell 1000 Value Index, or the large company market capitalization classifications published by Lipper, Inc. Although market capitalizations are constantly changing, as of December 31, 2006, those indices included companies with market capitalizations of at least $1.3 billion. Should the Adviser determine that the Fund would benefit from reducing the percentage of its assets invested in securities of large cap companies from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

The Adviser uses fundamental, quantitative, and technical investment research techniques and focuses on stocks of U.S. companies that it believes are undervalued in relation to their long-term earnings power or asset value. These stocks typically, but not always, have below average price-to-earnings and price-to-book value ratios. (Fundamental, quantitative, and technical investment research techniques are described on page 18.) The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

Principal Risks

The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund’s investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund’s benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company will affect the market prices of its securities and the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interest of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Value style investing includes the risk that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic value or if value stocks are out of favor.

Foreign Securities Risk. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Investment Adviser Risk. The Fund is actively managed and the success of the Fund’s investment strategy depends significantly on the skills of the Adviser in assessing the potential of the securities in which the Fund invests. The Adviser’s assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one- and five-year periods and since inception compared to a broad-based securities market index. On July 16, 2004, the Fund merged with Lutheran Brotherhood Value Fund. The performance presented for the period prior to the merger is for Lutheran Brotherhood Value Fund, which commenced operations on October 29, 1999.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period. The after-tax returns for Class A shares of the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and

48

after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A shares of the Fund, and after-tax returns for Class B shares will vary. How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q2 ‘03	+15.08%
Worst Quarter:	Q3 ‘02	-17.63%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2006)
Thrivent Large Cap Value Fund	1 Year	5 Years	Since Inception of Fund (10/29/99)
Class A (before taxes)	12.07%	5.74%	3.41%
Class A (after taxes on distributions)	10.87%	5.34%	3.10%
Class A (after taxes on distributions and redemptions)	9.18%	4.73%	2.78%
Class B	13.24%	5.93%	3.65%
Russell 1000 Value Index[1]	22.22%	10.86%	7.56%

[1]	The Russell 1000 Value Index measures the performance of large cap value stocks. The Index does not reflect deductions for fees, expenses, or taxes.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	CLASS A SHARES		CLASS B SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)[1]	5.50%		None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)	1.00%	[2]	5.00%

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)	CLASS A SHARES	CLASS B SHARES
Management Fees	0.45%	0.45%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.32%	0.69%
Total Annual Fund Operating Expenses	1.02%	2.14%

[1]

The maximum sales charges for the Fund depends upon the amount of your investment and whether your investment is in Class A shares or Class B shares. New sales of Class B shares of the Fund are no longer offered. For a complete description of the sales charges, see “Shareholder Information.” In addition, we may redeem shares in any account or charge an annual fee of $12 (a “small account fee”) if the value of shares in the account falls below a certain minimum. See “Accounts with Low Balances.” We also may charge a fee of up to $50 for a redemption by wire. See “Shareholder Information—Redeeming Shares.”

[2]	When you invest $1,000,000 or more, a contingent deferred sales charge of 1% will apply to shares redeemed within one year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. For Class B shares, it also assumes the automatic conversion to Class A shares after five years. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Class A shares	$648	$857	$1,082	$1,729

Class B shares	$717	$970	$1,249	$1,798

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

Class A shares	$648	$857	$1,082	$1,729

Class B shares	$217	$670	$1,149	$1,798

49

Thrivent Large Cap Stock Fund

Class A—AALGX

Class B—BBLGX

Investment Objective

Thrivent Large Cap Stock Fund seeks long-term capital growth by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.

Principal Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of large companies. The Adviser focuses mainly on the securities of large U.S. companies which have market capitalizations similar to those in widely known indices such as the S&P 500 Index, the Russell 1000 Index, or the large company market capitalizations classifications published by Lipper, Inc. Although market capitalizations are constantly changing, as of December 31, 2006, those indices included companies with market capitalizations of at least $1.2 billion. Should the Adviser determine that the Fund would benefit from reducing the percentage of its assets invested in securities of large cap companies from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

The Fund seeks to achieve its investment objective by investing primarily in common stocks. Investing in convertible securities is not a principal strategy of the Fund. The Adviser uses fundamental, quantitative, and technical investment research techniques to determine what stocks to buy and sell. (Fundamental, quantitative, and technical investment research techniques are described on page 18.) The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

Principal Risks

The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund’s investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund’s benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company will affect the market prices of its securities and the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interest of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Foreign Securities Risk. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Investment Adviser Risk. The Fund is actively managed and the success of the Fund’s investment strategy depends significantly on the skills of the Adviser in assessing the potential of the securities in which the Fund invests. The Adviser’s assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five-, and ten-year periods (or since inception for Class B shares) compared to a broad-based securities market index.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period. The after-tax returns for Class A shares of the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A shares of the Fund, and after-tax returns for Class B shares will vary.

The Fund commenced operations on July 16, 1987. Prior to January 8, 1997, shares of the Fund had no specific class designation. As of that date, all of the outstanding shares were

50

redesignated as Class A shares. The table includes performance of Class B shares and reflects the automatic conversion to Class A shares after five years.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q4 ‘98	+21.92%
Worst Quarter:	Q3 ‘02	-17.71%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2006)
Thrivent Large Cap Stock Fund	1 Year	5 Years	10 Years	Since Inception of Class B (01/08/97)
Class A (before taxes)	5.43%	2.33%	7.20%	N/A
Class A (after taxes on distributions)	4.63%	1.49%	6.42%	N/A
Class A (after taxes on distributions and redemptions)	4.59%	1.98%	6.04%	N/A
Class B	6.60%	2.45%	N/A	7.16%
S&P 500 Index[1]	15.78%	6.19%	8.42%	8.32%

[1]

The S&P 500 Index is a broad-based composite unmanaged index that represents the average performance of a group of 500 widely-held, publicly-traded stocks. The Index does not reflect deductions for fees, expenses or taxes.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.1

SHAREHOLDER FEES (fees paid directly from your investment)	CLASS A SHARES		CLASS B SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)	1.00%	[2]	5.00%

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)	CLASS A SHARES	CLASS B SHARES
Management Fees	0.51%	0.51%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.24%	0.70%
Total Annual Fund Operating Expenses[3]	1.00%	2.21%

[1]

The maximum sales charges for the Fund depends upon the amount of your investment and whether your investment is in Class A shares or Class B shares. New sales of Class B shares of the Fund are no longer offered. For a complete description of the sales charges, see “Shareholder Information.” In addition, we may redeem shares in any account or charge an annual fee of $12 (a “small account fee”) if the value of shares in the account falls below a certain minimum. See “Accounts with Low Balances.” We also may charge a fee of up to $50 for a redemption by wire. See “Shareholder Information—Redeeming Shares.”

[2]	When you invest $1,000,000 or more, a contingent deferred sales charge of 1% will apply to shares redeemed within one year.
[3]

The Adviser has voluntarily agreed, as long as Class B shares remain outstanding in the Thrivent Large Cap Stock Fund, to waive certain fees and/or reimburse certain expenses associated with the Class B shares in order to limit the Total Annual Fund Operating Expenses to an annual rate of 1.89% of the average daily net assets of the Class B shares.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. For Class B shares, it also assumes the automatic conversion to Class A shares after five years. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Class A shares	$646	$851	$1,072	$1,707

Class B shares	$724	$991	$1,285	$1,819

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

Class A shares	$646	$851	$1,072	$1,707

Class B shares	$224	$691	$1,185	$1,819

51

Thrivent Large Cap Index Fund

Class A—AALCX

Investment Objective

Thrivent Large Cap Index Fund seeks total returns that track the performance of the S&P 500 Index, by investing primarily in common stocks comprising the Index.

Principal Strategies

Under normal circumstances, the Fund invests substantially all of its assets (more than 80%) in the large company common stocks included in the S&P 500 Index in the proportions in which they are represented in the Index. This is a passively managed Fund, which means that the Adviser does not choose the securities that make up the Fund. The S&P 500 Index is comprised of 500 large company stocks. The Index is adjusted quarterly, and when changes to the Index occur, the Adviser will attempt to replicate these changes within the Fund. However, any such changes may result in slight variations from the Index. For liquidity reasons, the Fund may invest to some degree in money market instruments.

Principal Risks

The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund’s investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund’s benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company will affect the market prices of its securities and the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interest of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for a one-year and five-year periods and since inception compared to a broad-based securities market index.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges and assumes that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q2 ‘03	+15.89%
Worst Quarter:	Q3 ‘02	-16.94%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2006)
Thrivent Large Cap Index Fund	1 Year	5 Year	Since Inception (07/01/00)
Class A (before taxes)	8.74%	4.45%	–0.50%
Class A (after taxes on distributions)	8.52%	4.26%	–0.63%
Class A (after taxes on distributions and redemptions)	5.97%	3.62%	–0.39%
S&P 500 Index[1]	15.78%	6.19%	1.12%

[1]

The S&P 500 Index is a broad-based composite unmanaged index that represents the average performance of a group of 500 widely-held, publicly-traded stocks. The Index does not reflect deductions for fees, expenses or taxes.

52

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund offers only Class A shares.

SHAREHOLDER FEES (fees paid directly from your investment)	CLASS A SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)[1]	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)	1.00%	[2]
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)	CLASS A SHARES
Management Fees	0.25%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.41%
Total Annual Fund Operating Expenses	0.91%
Less Expense Reimbursement[3]	0.31%
Net Annual Fund Operating Expenses	0.60%

[1]

The maximum sales charges for the Fund depends upon the amount of your investment. For a complete description of the sales charges, see “Shareholder Information.” In addition, we may redeem shares in any account or charge an annual fee of $12 (a “small account fee”) if the value of shares in the account falls below a certain minimum. See “Accounts with Low Balances.” We also may charge a fee of up to $50 for a redemption by wire. See “Shareholder Information—Redeeming Shares.”

[2]	When you invest $1,000,000 or more, a contingent deferred sales charge of 1% will apply to shares redeemed within one year.
[3]

The Adviser has contractually agreed, through at least February 28, 2008, to waive certain fees and/or reimburse certain expenses associated with the Thrivent Large Cap Index Fund in order to limit the Net Annual Fund Operating Expenses to an annual rate of 0.60% of the average daily net assets of the Fund.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Class A shares	$608	$732	$866	$1,259

53

Thrivent Real Estate Securities Fund

Class A—TREFX

Investment Objective

Thrivent Real Estate Securities Fund seeks to achieve long-term growth of capital and high current income.

Principal Strategies

Under normal circumstances, the Fund invests at least 80% of its total assets in income producing common stocks and other equity securities (which may include convertible securities) of companies that are primarily engaged in the U.S. real estate industry. This includes companies such as real estate investment trusts (REITs) and other real estate related investments. A real estate company generally derives at least 50% of its revenue from real estate ownership, leasing, management, development, financing or sale of residential, commercial or industrial real estate—or has at least 50% of its assets in real estate. Should the Adviser determine that the Fund would benefit from reducing the percentage of assets invested in companies that are primarily engaged in the real estate industry from 80% to a lesser amount, you will be notified at least 60 days prior to such a change.

The Fund may invest up to 20% in equity and fixed income securities of companies which are not principally engaged in the real estate industry or which are not income producing equity securities of companies principally engaged in the U.S. real estate industry. The Fund may sell securities, for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.

Principal Risks

The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund’s investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund’s benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Real Estate Industry Risk. Real estate industry risk is the risk that declines in real estate values, changes in interest rates or economic downturns can have a significant negative effect on issuers in the real estate industry. Other adverse changes could include, but are not limited to, extended vacancies of properties, increased competition, overbuilding and changes in zoning law and government regulations. Since the Fund invests primarily in the real estate industry, the Fund’s performance will be closely tied to the performance of the real estate markets.

Real Estate Investment Trust (REIT) Risk. REITS generally can be divided into three types: equity REITs, mortgage REITs and hybrid REITs (which combine the characteristics of equity REITs and mortgage REITs). Equity REITs will be affected by changes in the values of and incomes from the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. All types of REITs may be affected by changes in interest rates. REITs are subject to additional risks, including the fact that REITs are dependent on specialized management skills which may affect their ability to generate cash flow for operating purposes and to make distributions to shareholders. REITs may have limited diversification and are subject to the risks associated with obtaining financing for real property. As with any investment, there is a risk that REIT securities and other real estate industry investments may be overvalued at the time of purchase.

Issuer Risk. Issuer risk is the possibility that factors specific to a company will affect the market prices of its securities and the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Foreign Securities Risk. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Interest Rate Risk. Interest rate risk is the risk that security prices (equity or fixed income) decline in value when interest rates rise. This effect of rising interest rates is generally more pronounced for high dividend paying stock than for stocks that pay little or no dividends. This may cause the value of real estate securities to decline during periods of rising interest rates, which would reduce the overall return of the Fund.

Investment Adviser Risk. The Fund is actively managed and the success of the Fund’s investment strategy depends significantly on the skills of the Adviser in assessing the potential of the securities in which the Fund invests. The subadvisers’ assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets.

54

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for a one-year period and since inception compared to a broad-based securities market index.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period. The after-tax returns for Class A shares of the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q1 ‘06	+14.19%
Worst Quarter:	Q2 ‘06	-0.65%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDED DECEMBER 31, 2006)
Thrivent Real Estate Securities Fund	1 Year	Since Inception of Fund (06/30/05)
Class A (before taxes)	26.85%	21.72%
Class A (after taxes on distributions)	25.23%	20.41%
Class A (after taxes on distributions and redemption)	17.83%	17.12%
NAREIT Equity REIT Index[1]	35.06%	26.60%

[1]	The NAREIT Equity REIT Index is an unmanaged capitalization-weighted index of all equity real estate investment trusts. The Index does not reflect deductions for fees, expenses or taxes.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	CLASS A SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)[1]	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)[2]	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)	CLASS A SHARES
Management Fees	0.80%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.55%
Total Annual Fund Operating Expenses	1.60%
Less Expense Reimbursement[3]	0.35%
Net Annual Fund Operating Expenses	1.25%
Acquired Fund (Underlying Fund) Fees and Expenses[4]	0.01%
Net Annual Fund and Underlying Fund Operating Expenses	1.26%

[1]

The maximum sales charges for the Fund depends upon the amount of your investment. For a complete description of the sales charges, see “Shareholder Information.” In addition, we may redeem shares in any account or charge an annual fee of $12 (a “small account fee”) if the value of shares in the account falls below a certain minimum. See “Accounts with Low Balances.” We also may charge a fee of up to $50 for a redemption by wire. See “Shareholder Information—Redeeming Shares.”

[2]	When you invest $1,000,000 or more, a contingent deferred sales charge of 1% will apply to shares redeemed within one year.
[3]

The Adviser has contractually agreed, through at least February 28, 2008, to waive certain fees and/or reimburse certain expenses associated with the Class A shares of the Thrivent Real Estate Securities Fund in order to limit the Net Annual Fund Operating Expenses to an annual rate of 1.25% of the average daily net assets of the Class A shares. Such waiver or reimbursement does not apply to Underlying Fund expenses.

[4]

Underlying Fund investments may include investments of temporary cash into an affiliated money market fund and/or investments in unaffiliated exchange-traded funds or other unaffiliated investment companies.

55

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Class A shares	$671	$928	$1,204	$1,989

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Thrivent Balanced Fund

Class A—AABFX

Class B—BBBFX

Investment Objective

Thrivent Balanced Fund seeks long-term total return through a balance between income and the potential for long-term capital growth by investing primarily in a diversified portfolio of common stocks, bonds and money market instruments.

Principal Strategies

The Fund invests in a combination of common stocks, bonds, and money market instruments. The Adviser focuses on U.S. companies and establishes the Fund’s asset allocation mix by forecasting the expected return of each asset class over short-term and long-term time horizons, as well as expected risks of each asset class. The Adviser tries to maintain higher weighting in those asset classes the Adviser expects to provide the highest returns over a set time horizon. Under normal circumstances, the Fund invests in the following three asset classes within the ranges given:

	Minimum	Maximum
Common Stocks	35%	75%
Debt Securities	25%	50%
Money Market Instruments	0%	40%

The Adviser focuses on common stocks of U.S. companies with varying market capitalizations similar to those companies included in the Russell 3000 Index and the S&P Supercomposite 1500 Index. Although market capitalizations are constantly changing, as of December 31, 2006, those indices were comprised of companies with market capitalizations of between $66 million and $464 billion. For debt securities, the Adviser invests primarily in investment-grade corporate bonds, government bonds, asset-backed securities and mortgage-backed securities, and it may purchase bonds of any maturity. (Asset-backed securities are securities backed by notes or receivables originated by banks, credit card companies, or other providers of credit.)

Principal Risks

The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The same sort of cycle may also occur with bond prices. The value of the Fund’s investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund’s benchmark index. Stock markets and bond markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company will affect the market prices of its securities and the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The value of the Fund’s shares may be affected by weak equity markets or changes in interest rate or bond yield levels. As a result, the value of the Fund’s shares may fluctuate significantly in the short term.

Foreign Securities Risk. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Credit Risk. Credit risk is the risk that an issuer of a bond held by the Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Fund to decline and reduce the overall return of the Fund.

Investment Adviser Risk. The Fund is actively managed and the success of the Fund’s investment strategy depends significantly on the skills of the Adviser in assessing the potential of the securities in which the Fund invests. The Adviser’s assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-and five-year periods and since inception compared to a broad-based securities market index.

58

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period. The after-tax returns for Class A shares of the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A shares of the Fund, and after-tax returns for Class B shares will vary.

The table includes performance of Class B shares and reflects the automatic conversion to Class A shares after five years. How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q4 ‘98	+11.28%
Worst Quarter:	Q3 ‘02	-8.95%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2006)
Thrivent Balanced Fund	1 Year	5 Years	Since Inception (12/29/97)
Class A (before taxes)	2.58%	3.40%	4.99%
Class A (after taxes on distributions)	0.92%	2.42%	4.01%
Class A (after taxes on distributions and redemptions)	2.27%	2.44%	3.70%
Class B	3.54%	3.63%	5.13%
Lehman Brothers Aggregate Bond Index[1]	4.33%	5.06%	5.86%
S&P Supercomposite 1500 Index[2]	15.38%	6.81%	6.68%

[1]	The Lehman Brothers Aggregate Bond Index is an unmanaged index which measures the performance of U.S. investment grade bonds. The Index does not reflect deductions for fees, expenses or taxes.
[2]	The S&P Supercomposite 1500 Index measures the performance of a group of 1500 publicly-traded stocks. The Index does not reflect deductions for fees, expenses or taxes.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	CLASS A SHARES		CLASS B SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)[1]	5.50%		None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)	1.00%	[2]	5.00%
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)	CLASS A SHARES		CLASS B SHARES
Management Fees	0.55%		0.55%
Distribution and Service (12b-1) Fees	0.25%		1.00%
Other Expenses	0.29%		0.50%
Total Annual Fund Operating Expenses	1.09%		2.05%

[1]

The maximum sales charges for the Fund depends upon the amount of your investment and whether your investment is in Class A shares or Class B shares. New sales of Class B shares of the Fund are no longer offered. For a complete description of the sales charges, see “Shareholder Information.” In addition, we may redeem shares in any account or charge an annual fee of $12 (a “small account fee”) if the value of shares in the account falls below a certain minimum. See “Accounts with Low Balances.” We also may charge a fee of up to $50 for a redemption by wire. See “Shareholder Information—Redeeming Shares.”

[2]	When you invest $1,000,000 or more, a contingent deferred sales charge of 1% will apply to shares redeemed within one year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. For Class B shares, it also assumes the automatic conversion to Class A shares after five years. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Class A shares	$655	$878	$1,118	$1,806

Class B shares	$708	$943	$1,203	$1,798

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

Class A shares	$655	$878	$1,118	$1,806

Class B shares	$208	$643	$1,103	$1,798

59

Thrivent High Yield Fund

Class A—LBHYX

Class B—LUHBX

Investment Objectives

Thrivent High Yield Fund seeks high current income and, secondarily, growth of capital.

Principal Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in high yield, high risk bonds, notes, debentures and other debt obligations or preferred stocks. These securities are commonly known as “junk bonds.” At the time of purchase these securities are rated within or below the “BB” major rating category by Standard & Poor’s Corporation or the “Ba” major rating category by Moody’s Investor Services, Inc. or are unrated but considered to be of comparable quality by the Adviser. The Fund invests in securities regardless of the securities’ maturity average. Should the Adviser determine that the Fund would benefit from reducing the percentage of its assets invested in junk bonds from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

The Adviser uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell. (Fundamental, quantitative, and technical investment research techniques are described on page 18.) The Adviser focuses on U.S. companies which it believes have or are expected to achieve adequate cash flows or access to capital markets for the payment of principal and interest obligations.

Principal Risks

The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, bond markets generally tend to move in cycles with periods when bond prices rise and periods when bond prices decline. The value of a Fund’s investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund’s benchmark index. Bond markets also may decline because of factors that affect a particular industry.

Credit Risk. Credit risk is the risk that an issuer of a bond held by the Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

High Yield Risk. High yield securities are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the Fund may lose its investment in that security.

Issuer Risk. Issuer risk is the possibility that factors specific to a company will affect the market prices of its securities and the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The price of the Fund’s shares may be affected by weak equity markets when issuers of high yield, high risk bonds generally find it difficult to improve their financial condition by replacing debt with equity. Bonds may also exhibit price fluctuations due to changes in interest rate or bond yield levels. As a result, the value of the Fund’s shares may fluctuate significantly in the short term.

Foreign Securities Risk. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. High-yield bonds have a less liquid resale market. As a result, we may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Fund believes they are worth.

Investment Adviser Risk. The Fund is actively managed and the success of the Fund’s investment strategy depends significantly on the skills of the Adviser in assessing the potential of the securities in which the Fund invests. The Adviser’s assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five-, and ten-year periods (or since inception for Class B shares) compared to a broad-based securities market index. On July 16, 2004, the Fund became the successor by merger to Lutheran Brotherhood High Yield Fund. Prior to the merger, the Fund had no assets or liabilities. The performance presented for the period prior to the merger is for Lutheran Brotherhood High Yield Fund, which commenced operations on April 3, 1987.

60

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period. The after-tax returns for Class A shares of the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A shares of the Fund, and after-tax returns for Class B shares will vary.

Prior to October 31, 1997, the shares of the Fund had no specific class designation. As of that date, all of the outstanding shares were designated as Class A shares and the Fund began offering Class B shares. The table includes performance of Class B shares and reflects the automatic conversion to Class A shares after five years. How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q2 ‘03	+8.59%
Worst Quarter:	Q4 ‘00	-12.10%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2006)
Thrivent High Yield Fund	1 Year	5 Years	10 Years	Since Inception of Class B (10/31/97)
Class A (before taxes)	4.78%	7.12%	3.29%	N/A
Class A (after taxes on distributions)	2.06%	4.04%	–0.34%	N/A
Class A (after taxes on distributions and redemptions)	3.02%	4.22%	0.76%	N/A
Class B	4.82%	7.29%	N/A	2.40%
Lehman Brothers U.S. Corporate High Yield Bond Index[1]	11.84%	10.18%	6.59%	6.02%

[1]

The Lehman Brothers U.S. Corporate High Yield Bond Index is an unmanaged index which measures the performance of fixed-rate non-investment grade bonds. The Index does not reflect deductions for fees, expenses or taxes.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	CLASS A SHARES		CLASS B SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)[1]	4.50%		None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)	1.00%	[2]	5.00%

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)	CLASS A SHARES	CLASS B SHARES
Management Fees	0.39%	0.39%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.25%	0.53%
Total Annual Fund Operating Expenses[3]	0.89%	1.92%

[1]

The maximum sales charges for the Fund depends upon the amount of your investment and whether your investment is in Class A shares or Class B shares. New sales of Class B shares of the Fund are no longer offered. For a complete description of the sales charges, see “Shareholder Information.” In addition, we may redeem shares in any account or charge an annual fee of $12 (a “small account fee”) if the value of shares in the account falls below a certain minimum. See “Accounts with Low Balances.” We also may charge a fee of up to $50 for a redemption by wire. See “Shareholder Information—Redeeming Shares.”

[2]	When you invest $1,000,000 or more, a contingent deferred sales charge of 1% will apply to shares redeemed within one year.
[3]

The Adviser has voluntarily agreed, as long as Class B shares remain outstanding in the Thrivent High Yield Fund, to waive certain fees and/or reimburse certain expenses associated with the Class B shares in order to limit the Total Annual Fund Operating Expenses to an annual rate of 1.73% of the average daily net assets of the Class B shares.

61

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. For Class B shares, it also assumes the automatic conversion to Class A shares after five years. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Class A shares	$537	$721	$921	$1,497

Class B shares	$695	$903	$1,137	$1,611

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

Class A shares	$537	$721	$921	$1,497

Class B shares	$195	$603	$1,037	$1,611

62

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Thrivent Diversified Income Plus Fund

Class A—AAHYX

Class B—BBHYX

Investment Objective

Thrivent Diversified Income Plus Fund seeks to maximize income while maintaining prospects for capital appreciation by investing primarily in a diversified portfolio of income-producing securities.

Principal Strategies

Under normal circumstances, the Fund invests in a diversified portfolio of income-producing debt and equity securities. The Fund may invest in debt securities of any maturity and credit quality. Such debt securities may include investment grade corporate bonds and government bonds. Debt securities will include high yield, high risk bonds, notes, debentures and other debt obligations commonly known as “junk bonds.” At the time of purchase these securities are rated within or below the “BB” major rating category by S&P or the “Ba” major rating category by Moody’s or are unrated but considered to be of comparable quality by the Adviser.

As an additional principal strategy, the Fund may invest in equity securities in the real estate industry, including REITs.

The Adviser uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell. (Fundamental, quantitative, and technical investment research techniques are described on page 18.)

Principal Risks

The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when securities prices rise and periods when securities prices decline. The value of a Fund’s investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund’s benchmark index. Stock markets and bond markets also may decline because of factors that affect a particular industry.

Credit Risk. Credit risk is the risk that an issuer of a bond held by the Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

High Yield Risk. High yield securities are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the Fund may lose its investment in that security.

Issuer Risk. Issuer risk is the possibility that factors specific to a company will affect the market prices of its securities and the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The price of the Fund’s shares may be affected by weak equity markets when issuers of high yield, high risk bonds generally find it difficult to improve their financial condition by replacing debt with equity. Bonds may also exhibit price fluctuations due to changes in interest rate or bond yield levels. As a result, the value of the Fund’s shares may fluctuate significantly in the short term.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities.

Foreign Securities Risk. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. High-yield bonds have a less liquid resale market. As a result, we may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Fund believes they are worth.

Real Estate Industry Risk. Real estate industry risk is the risk that declines in real estate values, changes in interest rates or economic downturns can have a significant negative effect on issuers in the real estate industry. Other adverse changes could include, but are not limited to, extended vacancies of properties, increased competition, overbuilding and changes in zoning law and government regulations.

Real Estate Investment Trust (REIT) Risk. REITS generally can be divided into three types: equity REITs,

64

mortgage REITs and hybrid REITs (which combine the characteristics of equity REITs and mortgage REITs). Equity REITs will be affected by changes in the values of and incomes from the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. All types of REITs may be affected by changes in interest rates. REITs are subject to additional risks, including the fact that REITs are dependent on specialized management skills which may affect their ability to generate cash flow for operating purposes and to make distributions to shareholders. REITs may have limited diversification and are subject to the risks associated with obtaining financing for real property. As with any investment, there is a risk that REIT securities and other real estate industry investments may be overvalued at the time of purchase.

Investment Adviser Risk. The Fund is actively managed and the success of the Fund’s investment strategy depends significantly on the skills of the Adviser in assessing the potential of the securities in which the Fund invests. The Adviser’s assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one- and five-year periods and since inception compared to broad-based securities market indices.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period. The after-tax returns for Class A shares of the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A shares of the Fund, and after-tax returns for Class B shares will vary.

The table includes performance of Class B shares which reflects the automatic conversion to Class A shares after five years. How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Effective June 30, 2006, based on approval of the Fund’s board of trustees and Fund shareholders, the Fund’s investment objective and principal strategies were changed, which had the effect of converting the Fund from one which invested at least 80% of its assets in high yield securities to one which invests in a diversified portfolio of income-producing securities. At the same time, the Fund’s name changed from Thrivent High Yield Fund II to Thrivent Diversified Income Plus Fund. As a result, performance information presented below with respect to periods prior to June 30, 2006, reflects the performance of an investment portfolio that was materially different from the investment portfolio of Thrivent Diversified Income Plus Fund.

In light of the changes made to the Fund effective June 30, 2006, the Adviser does not believe that the Lehman Brothers U.S. Corporate High Yield Bond Index is a fully accurate reflection of the securities in which the Fund invests after that date. The Adviser believes that the S&P 500 Dividend Aristocrats Index and the Lehman Brothers Aggregate Bond Index are more appropriate benchmarks for the Fund and thus the Lehman Brothers U.S. Corporate High Yield Bond Index will not be shown in further prospectuses of the Fund.

Best Quarter:	Q2 ‘03	+9.57%
Worst Quarter:	Q3 ‘98	-7.76%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2006)
Thrivent Diversified Income Plus Fund	1 Year	5 Years	Since Inception (01/08/97)
Class A (before taxes)	8.58%	8.62%	4.46%
Class A (after taxes on distributions)	6.39%	5.79%	1.14%
Class A (after taxes on distributions and redemptions)	5.59%	5.58%	1.80%
Class B	8.49%	8.64%	4.57%
S&P 500 Dividend Aristocrats Index[1]	17.30%	9.67%	11.26%
Lehman Brothers U.S. Corporate High Yield Bond Index[2]	11.84%	10.18%	6.60%
Lehman Brothers Aggregate Bond Index[3]	4.33%	5.06%	6.30%

[1]

The S&P 500 Dividend Aristocrats Index is an Index which measures the performance of large capitalization companies within the S&P 500 that have followed a managed dividends policy of consistently increasing dividends every year for at least 25 years. The Index portfolio has both capital growth and 53 dividend income characteristics, is equal-weighted and is broadly diversified across sectors. The Index does not reflect deductions for fees, expenses or taxes. The Adviser believes that the S&P 500 Dividend Aristocrats Index and the Lehman Brothers Aggregate Bond Index are more appropriate benchmarks for the Fund and thus the Lehman Brothers U.S. Corporate High Yield Bond Index will not be shown in further prospectus of the Fund.

[2]

The Lehman Brothers U.S. Corporate High Yield Bond Index is an unmanaged index which measures the performance of fixed-rate non-investment grade bonds. The Index does not reflect deductions for fees, expenses or taxes.

[3]	The Lehman Brothers Aggregate Bond Index is an Index that measures the performance of U.S. investment grade bonds. The Index does not reflect deductions for fees, expenses or taxes.

65

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	CLASS A SHARES	CLASS B SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)[1]	4.50%	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)[1]	1.00%[2]	5.00%

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)	CLASS A SHARES	CLASS B SHARES
Management Fees	0.55%	0.55%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.35%	0.63%
Total Annual Fund Operating Expenses	1.15%	2.18%
Less Expense Reimbursement[3]	0.16%	0.16%
Net Annual Fund Operating Expenses	0.99%	2.02%
Acquired Fund (Underlying Fund) Fees and Expenses[4]	0.04%	0.04%
Net Annual Fund and Underlying Fund Operating Expenses	1.03%	2.06%

[1]

The maximum sales charges for the Fund depends upon the amount of your investment and whether your investment is in Class A shares or Class B shares. New sales of Class B shares of the Fund are no longer offered. For a complete description of the sales charges, see “Shareholder Information.” In addition, we may redeem shares in any account or charge an annual fee of $12 (a “small account fee”) if the value of shares in the account falls below a certain minimum. See “Accounts with Low Balances.” We also may charge a fee of up to $50 for a redemption by wire. See “Shareholder Information—Redeeming Shares.”

[2]	When you invest $1,000,000 or more, a contingent deferred sales charge of 1% will apply to shares redeemed within one year.
[3]

The Adviser has contractually agreed, through at least February 28, 2008, to reimburse certain expenses associated with the Thrivent Diversified Income Plus Fund equal in the aggregate to 0.16% of the average daily net assets of the Fund.

[4]

Underlying Fund investments may include investments of temporary cash into an affiliated money market fund and/or investments in unaffiliated exchange-traded funds or other unaffiliated investment companies.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. For Class B shares, it also assumes the automatic conversion to Class A shares after five years. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Class A shares	$550	$763	$993	$1,653

Class B shares	$709	$946	$1,208	$1,766

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

Class A shares	$550	$763	$993	$1,653

Class B shares	$209	$646	$1,108	$1,766

66

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Thrivent Municipal Bond Fund

Class A—AAMBX

Class B—TMBBX

Investment Objective

Thrivent Municipal Bond Fund seeks a high level of current income exempt from federal income taxes, consistent with capital preservation by investing primarily in a diversified portfolio of municipal bonds.

Principal Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in municipal bonds, the income of which is exempt from federal income taxation. The Fund may count securities that generate income subject to the alternative minimum tax toward the 80% investment requirement. The Fund’s investment objective may not be changed without shareholder approval.

The Fund’s Adviser uses fundamental, quantitative, and technical investment research techniques to determine what municipal bonds to buy and sell. (Fundamental, quantitative, and technical investment research techniques are described on page 18.) At the time of purchase, the Adviser generally buys investment-grade municipal bonds or unrated bonds it determines to be of comparable quality.

Principal Risks

The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, bond markets generally tend to move in cycles with periods when bond prices rise and periods when bond prices decline. The value of the Fund’s investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund’s benchmark index.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The Fund’s performance may be affected by political and economic conditions at the state, regional or federal level. These may include budgetary problems, decline in the tax base and other factors that may cause rating agencies to downgrade the credit ratings on certain issues. Bonds may also exhibit price fluctuations due to changes in interest rate or bond yield levels. As a result, the value of the Fund’s shares may fluctuate significantly in the short term.

Credit Risk. Credit risk is the risk that an issuer of a bond held by the Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. Some municipal bonds may be repaid prior to maturity if interest rates decrease.

Tax Risk. Changes in federal income tax laws or rates may affect both the net asset value of the Fund and the taxable equivalent interest generated from securities in the Fund. Since the Fund may invest in municipal securities subject to the federal alternative minimum tax without limitation, the Fund may not be suitable for investors who already are or could be subject to the federal alternative minimum tax.

Investment Adviser Risk. The Fund is actively managed and the success of the Fund’s investment strategy depends significantly on the skills of the Adviser in assessing the potential of the securities in which the Fund invests. The Adviser’s assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets.

Volatility And Performance

The following bar chart and table shown provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five-, and ten-year periods (or since inception for Class B shares) compared to a broad-based securities market index. On July 16, 2004, the Fund merged with Lutheran Brotherhood Municipal Bond Fund. The performance presented for the period prior to the merger is for Lutheran Brotherhood Municipal Bond Fund, which commenced operations on December 3, 1976.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period. The after-tax returns for Class A shares of the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A shares of the Fund, and after-tax returns for Class B shares will vary.

Prior to October 31, 1997, the shares of the Fund had no specific class designation. As of that date, all of the outstanding shares were redesignated as Class A shares and the Fund began offering Class B shares. The table includes performance of Class B shares and reflects the automatic

68

conversion to Class A shares after five years. How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q4 ‘00	+4.66%
Worst Quarter:	Q2 ‘04	-2.36%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2006)
Thrivent Municipal Bond Fund	1 Year	5 Years	10 Years	Since Inception of Class B (10/31/97)
Class A (before taxes)	–0.32%	3.98%	4.84%	N/A
Class A (after taxes on distributions)	–0.33%	3.94%	4.80%	N/A
Class A (after taxes on distributions and redemptions)	1.28%	4.08%	4.81%	N/A
Class B	–0.38%	4.18%	N/A	4.62%
Lehman Brothers Municipal Bond Index[1]	4.84%	5.53%	5.76%	5.51%

[1]

The Lehman Brothers Municipal Bond Index is a market value-weighted index of investment-grade municipal bonds with maturities of one year or more. The Index does not reflect deductions for fees, expenses or taxes.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	CLASS A SHARES		CLASS B SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)[1]	4.50%		None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)	1.00%	[2]	5.00%

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)	CLASS A SHARES	CLASS B SHARES
Management Fees[3]	0.41%	0.41%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.12%	0.19%
Total Annual Fund Operating Expenses[4]	0.78%	1.60%

[1]

The maximum sales charges for the Fund depends upon the amount of your investment and whether your investment is in Class A shares or Class B shares. New sales of Class B shares of the Fund are no longer offered. For a complete description of the sales charges, see “Shareholder Information.” In addition, we may redeem shares in any account or charge an annual fee of $12 (a “small account fee”) if the value of shares in the account falls below a certain minimum. See “Accounts with Low Balances.” We also may charge a fee of up to $50 for a redemption by wire. See “Shareholder Information—Redeeming Shares.”

[2]	When you invest $1,000,000 or more, a contingent deferred sales charge of 1% will apply to shares redeemed within one year.
[3]	The “Management Fees” are based on the Fund’s most recently completed fiscal year, restated to reflect the current fees in the Investment Advisory Agreement for the Fund.
[4]

The Adviser has voluntarily agreed, as long as Class B shares remain outstanding in the Thrivent Municipal Bond Fund, to waive certain fees and/or reimburse certain expenses associated with the Class B shares in order to limit the Total Annual Fund Operating Expenses to an annual rate of 1.50% of the average daily net assets of the Class B shares.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. For Class B shares, it also assumes the automatic conversion to Class A shares after five years. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Class A shares	$526	$688	$864	$1,373

Class B shares	$663	$805	$971	$1,383

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

Class A shares	$526	$688	$864	$1,373

Class B shares	$163	$505	$871	$1,383

69

Thrivent Income Fund

Class A—LUBIX

Class B—LUIBX

Investment Objectives

Thrivent Income Fund seeks high current income while preserving principal. The Fund’s secondary investment objective is to obtain long-term growth of capital in order to maintain investors’ purchasing power.

Principal Strategies

The principal strategies of the Fund are to invest in investment-grade corporate bonds, government bonds, asset-backed securities, and mortgage-backed securities. (Asset-backed securities are securities backed by notes or receivables originated by banks, credit card companies or other providers of credit.) Under normal conditions, at least 65% of the Fund’s assets will be invested in debt securities or preferred stock at least in the “Baa” major rating category by Moody’s or at least in the “BBB” major rating category by S&P or unrated securities considered to be of comparable quality by the Fund’s Adviser.

The Fund may also invest in high yield, high risk bonds, notes, debentures and other debt obligations or preferred stock commonly known as “junk bonds.” At the time of purchase these securities are rated within or below the “BB” major rating category by S&P or the “Ba” major rating category by Moody’s or are unrated but considered to be of comparable quality by the Adviser.

The Adviser uses fundamental, quantitative, and technical investment research techniques to determine what debt obligations to buy and sell. The Adviser may purchase bonds of any maturity and focuses on U.S. companies which it believes are financially sound and have strong cash flow, asset values, and interest or dividend earnings. (Fundamental, quantitative, and technical investment research techniques are described on page 18. Maturity is defined on page 2.)

Principal Risks

The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objectives.

Market Risk. Over time, bond markets generally tend to move in cycles with periods when bond prices rise and periods when bond prices decline. The value of a Fund’s investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund’s benchmark index. Bond markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company will affect the market prices of its securities and the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Bonds may exhibit price fluctuations due to changes in interest rate or bond yield levels.

Credit Risk. Credit risk is the risk that an issuer of a bond held by the Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

High Yield Risk. High yield securities are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the Fund may lose its investment in that security.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Fund to decline and reduce the overall return of the Fund.

Investment Adviser Risk. The Fund is actively managed and the success of the Fund’s investment strategy depends significantly on the skills of the Adviser in assessing the potential of the securities in which the Fund invests. The Adviser’s assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five-, and ten-year periods (or since inception for Class B shares) compared to a broad-based securities market index.

On July 16, 2004, the Fund became the successor by merger to Lutheran Brotherhood Income Fund. Prior to the merger, the

70

Fund had no assets or liabilities. The performance presented for the period prior to the merger is for Lutheran Brotherhood Income Fund, which commenced operations on June 1, 1972.

The bar chart includes the effects of fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period. The after-tax returns for Class A shares of the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A shares of the Fund, and after-tax returns for Class B shares will vary.

Prior to October 31, 1997, the shares of the Fund had no specific class designation. As of that date, all of the outstanding shares were designated as Class A shares and the Fund began offering Class B shares. The table includes performance of Class B shares and reflects the automatic conversion to Class A shares after five years. How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q2 ‘03	+4.11%
Worst Quarter:	Q2 ‘04	-2.60%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2006)
Thrivent Income Fund	1 Year	5 Years	10 Years	Since Inception of Class B (10/31/97)
Class A (before taxes)	0.25%	3.86%	5.07%	N/A
Class A (after taxes on distributions)	–1.41%	2.25%	3.01%	N/A
Class A (after taxes on distributions and redemptions)	0.13%	2.36%	3.05%	N/A
Class B	0.17%	4.00%	N/A	4.83%
Lehman Brothers Aggregate Bond Index[1]	4.33%	5.06%	6.24%	5.92%

[1]	The Lehman Brothers Aggregate Bond Index is an unmanaged index which measures the performance of U.S. investment grade bonds. The Index does not reflect deductions for fees, expenses or taxes.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.1

SHAREHOLDER FEES (fees paid directly from your investment)	CLASS A SHARES	CLASS B SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)	1.00%[2]	5.00%
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)	CLASS A SHARES	CLASS B SHARES
Management Fees	0.35%	0.35%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.23%	0.62%
Total Annual Fund Operating Expenses[3]	0.83%	1.97%

[1]

The maximum sales charges for the Fund depends upon the amount of your investment and whether your investment is in Class A shares or Class B shares. New sales of Class B shares of the Fund are no longer offered. For a complete description of the sales charges, see “Shareholder Information.” In addition, we may redeem shares in any account or charge an annual fee of $12 (a “small account fee”) if the value of shares in the account falls below a certain minimum. See “Accounts with Low Balances.” We also may charge a fee of up to $50 for a redemption by wire. See “Shareholder Information—Redeeming Shares.”

[2]	When you invest $1,000,000 or more, a contingent deferred sales charge of 1% will apply to shares redeemed within one year.
[3]

The Adviser has voluntarily agreed, as long as Class B shares remain outstanding in the Thrivent Income Fund, to waive certain fees and/or reimburse certain expenses associated with the Class B shares in order to limit the Total Annual Fund Operating Expenses to an annual rate of 1.63% of the average daily net assets of the Class B shares.

71

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. For Class B shares, it also assumes the automatic conversion to Class A shares after five years. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Class A shares	$531	$703	$890	$1,429

Class B shares	$700	$918	$1,162	$1,597

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

Class A shares	$531	$703	$890	$1,429

Class B shares	$200	$618	$1,062	$1,597

72

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Thrivent Core Bond Fund

Class A—AAINX

Class B—BBFBX

Investment Objective

Thrivent Core Bond Fund seeks a high level of current income, consistent with capital preservation, by investing primarily in a diversified portfolio of investment-grade bonds.

Principal Strategies

The principal strategies of the Fund are to invest in investment-grade corporate bonds, government bonds, asset-backed securities, and mortgage-backed securities. (Asset-backed securities are securities backed by notes or receivables originated by banks, credit card companies, or other providers of credit.) Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in debt securities that are at least in the “Baa” major rating category by Moody’s or at least in the “BBB” major rating category by S&P or unrated but considered to be of comparable quality by the Fund’s Adviser. Should the Fund’s Adviser determine that the Fund would benefit from reducing the percentage of its assets invested in such securities from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

The Adviser uses fundamental, quantitative, and technical investment research techniques to determine what debt obligations to buy and sell. The Adviser may purchase bonds of any maturity and focuses on U.S. companies which it believes are financially sound and have strong cash flow, asset values, and interest or dividend earnings. (Fundamental, quantitative, and technical investment research techniques are described on page 18. Maturity is defined on page 2.)

Principal Risks

The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time bond markets generally tend to move in cycles with periods when bond prices rise and periods when bond prices decline. The value of the Fund’s investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund’s benchmark index. Bond markets also may decline because of factors that affect a particular industry.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Fund to decline and reduce the overall return of the Fund.

Issuer Risk. Issuer risk is the possibility that factors specific to a company will affect the market prices of its securities and the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Bonds may exhibit price fluctuations when there are changes in interest rates or bond yield levels.

Credit Risk. Credit risk is the risk that an issuer of a bond held by the Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

Investment Adviser Risk. The Fund is actively managed and the success of the Fund’s investment strategy depends significantly on the skills of the Adviser in assessing the potential of the securities in which the Fund invests.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five-, and ten-year periods (or since inception for Class B shares) compared to a broad-based securities market index.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period. The after-tax returns for Class A shares of the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A shares of the Fund, and after-tax returns for Class B shares will vary.

The Fund commenced operations on July 16, 1987. Prior to January 8, 1997, the shares of the Fund had no specific class

74

designation. As of that date, all of the outstanding shares were redesignated as Class A shares and the Fund began offering Class B shares. The table includes performance of Class B shares since the creation of share classes and reflects the automatic conversion to Class A shares after five years. How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q3 ‘01	+4.96%
Worst Quarter:	Q2 ‘04	-2.78%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2006)
Thrivent Core Bond Fund	1 Year	5 Years	10 Years	Since Inception of Class B (01/08/97)
Class A (before taxes)	–0.50%	3.42%	4.94%	N/A
Class A (after taxes on distributions)	–2.06%	1.79%	2.92%	N/A
Class A (after taxes on distributions and redemptions)	–0.35%	2.00%	2.97%	N/A
Class B	–0.91%	3.38%	N/A	4.98%
Lehman Brothers Aggregate Bond Index[1]	4.33%	5.06%	6.24%	6.30%

[1]	The Lehman Brothers Aggregate Bond Index is an unmanaged index which measures the performance of U.S. investment grade bonds. The Index does not reflect deductions for fees, expenses or taxes.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.1

SHAREHOLDER FEES (fees paid directly from your investment)	CLASS A SHARES	CLASS B SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)	1.00%[2]	5.00%

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)	CLASS A SHARES	CLASS B SHARES
Management Fees	0.45%	0.45%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.25%	0.51%
Total Annual Fund Operating Expenses[3]	0.95%	1.96%

[1]

The maximum sales charges for the Fund depends upon the amount of your investment and whether your investment is in Class A shares or Class B shares. New sales of Class B shares of the Fund are no longer offered. For a complete description of the sales charges, see “Shareholder Information.” In addition, we may redeem shares in any account or charge an annual fee of $12 (a “small account fee”) if the value of shares in the account falls below a certain minimum. See “Accounts with Low Balances.” We also may charge a fee of up to $50 for a redemption by wire. See “Shareholder Information—Redeeming Shares.”

[2]	When you invest $1,000,000 or more, a contingent deferred sales charge of 1% will apply to shares redeemed within one year.
[3]

The Adviser has voluntarily agreed, as long as Class B shares remain outstanding in the Thrivent Core Bond Fund, to waive certain fees and/or reimburse certain expenses associated with the Class B shares in order to limit the Total Annual Fund Operating Expenses to an annual rate of 1.95% of the average daily net assets of the Class B Shares.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. For Class B shares, it also assumes the automatic conversion to Class A shares after five years. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Class A shares	$543	$739	$952	$1,564

Class B shares	$699	$915	$1,157	$1,668

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

Class A shares	$543	$739	$952	$1,564

Class B shares	$199	$615	$1,057	$1,668

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Thrivent Limited Maturity Bond Fund

Class A—LBLAX

Class B—THMBX

Investment Objective

Thrivent Limited Maturity Bond Fund seeks a high level of current income consistent with stability of principal.

Principal Strategies

The principal strategies of the Fund are to invest in investment-grade corporate bonds, government bonds, municipal bonds, asset-backed securities, and mortgage-backed securities. (Asset-backed securities are securities backed by notes or receivables originated by banks, credit card companies, or other providers of credit.) The dollar-weighted average effective portfolio maturity for the Fund is expected to be less than three years. Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in debt securities or preferred stock in at least the “Baa” major rating category by Moody’s or at least in the “BBB” major rating category by S&P or unrated securities considered to be of comparable quality by the Fund’s Adviser. Should the Adviser determine that the Fund would benefit from reducing the percentage of its assets invested in such investment grade securities from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

The Adviser uses fundamental, quantitative, and technical investment research techniques to determine what debt obligations to buy and sell. (Fundamental, quantitative, and technical investment research techniques are described on page 18.) The investment adviser focuses on U.S. companies that it believes are financially sound and have strong cash flow, asset values and interest or dividend earnings.

Principal Risks

The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time bond markets generally tend to move in cycles with periods when bond prices rise and periods when bond prices decline. The value of the Fund’s investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund’s benchmark index. Bond markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company will affect the market prices of its securities and the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Bonds may exhibit price fluctuations when there are changes in interest rates or bond yield levels.

Credit Risk. Credit risk is the risk that an issuer of a bond held by the Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and effect the value of the Fund.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Fund to decline and reduce the overall return of the Fund.

Investment Adviser Risk. The Fund is actively managed and the success of the Fund’s investment strategy depends significantly on the skills of the Adviser in assessing the potential of the securities in which the Fund invests.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one- and five-year periods and since inception compared to a broad-based

Defining

Terms

The dollar-weighted average effective portfolio maturity of the Fund is determined by calculating the average maturity of each debt security owned by the Fund, weighting each security according to the amount that it represents in the Fund. In addition, for asset-backed and mortgage-backed securities, as well as bonds with required prepayments or redemption rights, the calculation considers the expected prepayments of the underlying securities and/or the present value of a mandatory stream of prepayments.

76

securities market index. On July 16, 2004, the Fund became the successor by merger to Lutheran Brotherhood Limited Maturity Bond Fund. Prior to the merger, the Fund had no assets or liabilities. The performance presented for the period prior to the merger is for Lutheran Brotherhood Limited Maturity Bond Fund, which commenced operations on October 29, 1999.

The bar chart and table include the effect of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns for Class A shares of the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A shares of the Fund, and after-tax returns for Class B shares will vary.

The table includes performance of Class B shares which reflects automatic conversion to Class A shares after five years. How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q1 ‘01	+3.38%
Worst Quarter:	Q2 ‘04	-1.97%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2006)
Thrivent Limited Maturity Bond Fund	1 Year	5 Years	Since Inception (10/29/99)
Class A (before taxes)	4.23%	3.40%	4.56%
Class A (after taxes on distributions)	2.76%	2.14%	2.89%
Class A (after taxes on distributions and redemptions)	2.73%	2.17%	2.88%
Class B	4.18%	3.34%	4.53%
Lehman Brothers Government/Credit 1-3 Year Bond Index[2]	4.25%	3.27%	4.65%

[1]

The Lehman Brothers Government/Credit 1-3 Year Bond Index is an unmanaged index which measures the performance of government and corporate fixed-rate debt securities with maturities of 1-3 years. The Index does not reflect deductions for fees, expenses or taxes.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.1

SHAREHOLDER FEES (fees paid directly from your investment)	CLASS A SHARES	CLASS B SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)	None	None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)	CLASS A SHARES	CLASS B SHARES
Management Fees	0.30%	0.30%
Distribution and Service (12b-1) Fees[2]	0.125%	0.25%
Other Expenses	0.32%	0.40%
Total Annual Fund Operating Expenses[3]	0.745%	0.95%

[1]

The maximum sales charges for the Fund depends upon the amount of your investment and whether your investment is in Class A shares or Class B shares. New sales of Class B shares of the Fund are no longer offered. For a complete description of the sales charges, see “Shareholder Information.” In addition, we may redeem shares in any account or charge an annual fee of $12 (a “small account fee”) if the value of shares in the account falls below a certain minimum. See “Accounts with Low Balances.” We also may charge a fee of up to $50 for a redemption by wire. See “Shareholder Information—Redeeming Shares.”

[2]	Effective January 1, 2007, Class A shares annual 12b-1 fee was reduced from 0.25% to 0.125% of the average daily net assets. The table has been restated to reflect current fees.
[3]

The Adviser has voluntarily agreed, as long as Class B shares remain outstanding in the Thrivent Limited Maturity Bond Fund, to waive certain fees and/or reimburse certain expenses associated with the Class B shares in order to limit the Total Annual Fund Operating Expenses to an annual rate of 0.89% of the average daily net assets of the Class B Shares.

77

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Class A shares	$76	$238	$414	$924

Class B shares	$97	$303	$525	$1,031

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

Class A shares	$76	$238	$414	$924

Class B shares	$97	$303	$525	$1,031

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Thrivent Money Market Fund

Class A—AMMXX

Class B—TMBXX

Investment Objective

Thrivent Money Market Fund seeks a high level of current income, while maintaining liquidity and a constant net asset value of $1.00 per share, by investing in a diversified portfolio of high-quality, short-term money market instruments.

Principal Strategies

The Fund tries to produce current income while maintaining liquidity by investing in high quality, short-term money market instruments that mature in 397 days or less, including U.S. dollar-denominated commercial paper, bank instruments such as certificates of deposit, U.S. government discount notes, and U.S. Treasury Bills. The Fund’s Adviser looks for prime commercial paper issued by corporations which it believes are financially sound, have strong cash flows and solid capital levels, are leaders in their industry and have experienced management.

The Adviser uses fundamental, quantitative, and technical investment research techniques to determine what money market instruments to buy and sell. (Fundamental, quantitative, and technical investment research techniques are described on page 18.)

The Adviser manages the Fund subject to strict rules established by the Securities and Exchange Commission that are designed so that the Fund may maintain a stable $1.00 share price. Those guidelines generally require the Fund, among other things, to invest only in high quality securities that generally are diversified with respect to issuers, are denominated in U.S. dollars and have short remaining maturities. In addition, the guidelines require the Fund to maintain a dollar-weighted average portfolio maturity of not more than 90 days.

Under the guidelines, at least 95% of the Fund’s total assets must be invested in “first tier” securities. First-tier securities generally must be rated by at least two rating agencies in their highest short-term major rating categories (or one, if only one rating agency has rated the security, or if they have not received a short-term rating, determined by the investment adviser to be of comparable quality). First-tier securities include U.S. Government securities, such as U.S. Treasury bills and securities issued or sponsored by U.S. government agencies. They also may include corporate debt securities, finance company commercial paper and certain obligations of U.S. and foreign banks.

The remainder of the Fund’s assets will be invested in securities rated within the two highest rating categories by any two rating agencies (or one, if only one rating agency has rated the security or, if unrated, determined by the Adviser to be of comparable quality), or kept in cash.

Principal Risks

The Fund is subject to the following principal investment risks.

Credit Risk. Credit risk is the risk that an issuer of a security held by the Fund may no longer be able to pay its debt. As a result of such an event, the security may decline in price and affect the value of the Fund. Because of the Fund’s emphasis on high quality, short-term money market securities, credit risk is expected to be low for the Fund.

Interest Rate Risk. A weak economy, strong equity markets, or changes by the Federal Reserve to its monetary policies may cause short-term interest rates to decline and affect the value of the Fund.

Loss of Principal. The success of the Fund’s investment strategy depends significantly on the Adviser’s skill in assessing the potential of the securities in which the Fund invests. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five-, and ten-year periods (or since inception for Class B shares). The bar chart and table include the effects of Fund expenses and assume that you sold your shares at the end of the period.

The Fund commenced operations on March 10, 1988. Prior to January 8, 1997, the shares of the Fund had no specific class designation. As of that date, all of the outstanding shares were redesignated as Class A shares and the Fund began offering Class B shares. The table includes performance of Class B shares and reflects the automatic conversion to Class A shares after five years. How a fund has performed in the past is not necessarily an indication of how it will perform in the future.

80

Best Quarter:	Q3 ‘00	+1.49%
Worst Quarter:	Q2 ‘04	+0.06%

The 7-day yield for the period ended December 31, 2006 for the Fund Class A shares was 4.85%. To obtain current yield information, you may contact the Fund at (800) THRIVENT (847-4836).

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2006)
Thrivent Money Market Fund	1 Year	5 Years	10 Years	Since Inception of Class B (01/08/97)
Class A	4.48%	1.79%	3.29%	N/A
Class B	0.14%	1.47%	N/A	2.80%

The Fund attempts to maintain a stable net asset value per share of $1.00.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.1

SHAREHOLDER FEES (fees paid directly from your investment)	CLASS A SHARES	CLASS B SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)	None	5.00%

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)	CLASS A SHARES	CLASS B SHARES
Management Fees	0.43%	0.43%
Distribution and Service (12b-1) Fees	0.125%	0.875%
Other Expenses	0.335%	0.665%
Total Annual Fund Operating Expenses[2]	0.89%	1.97%

[1]

The maximum sales charges for the Fund depends upon the amount of your investment and whether your investment is in Class A shares or Class B shares. New sales of Class B shares of the Fund are no longer offered. For a complete description of the sales charges, see “Shareholder Information.” In addition, we may redeem shares in any account or charge an annual fee of $12 (a “small account fee”) if the value of shares in the account falls below a certain minimum. See “Accounts with Low Balances.” We also may charge a fee of up to $50 for a redemption by wire. See “Shareholder Information—Redeeming Shares.”

[2]

The Adviser has voluntarily agreed to temporarily reimburse certain expenses associated with the Class A and Class B shares of the Thrivent Money Market Fund equal in aggregate to 0.20% of the average daily net assets of the Class A shares and 0.10% of the average daily net assets of the Class B shares. These voluntary reimbursements may be discontinued at any time. Additionally, the Adviser has voluntarily agreed, as long as Class B shares remain outstanding in the Thrivent Money Market Fund, to waive certain fees and/or reimburse certain expenses associated with the Class B shares in order to limit the Total Fund Operating Expenses to an annual rate of 1.01% of the average daily net assets of the Class B shares.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. For Class B shares, it also assumes the automatic conversion to Class A shares after five years. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Class A shares	$91	$284	$493	$1,096

Class B shares	$700	$918	$1,162	$1,635

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

Class A shares	$91	$284	$493	$1,096

Class B shares	$200	$618	$1,062	$1,635

81

Management, Organization and Capital Structure

Investment Adviser

Until January 1, 2006, Thrivent Investment Management Inc. (“Thrivent Mgt.”), 625 Fourth Avenue South, Minneapolis, Minnesota 55415, served as investment adviser for each of the Funds. On January 1, 2006, Thrivent Asset Management, LLC. (“Thrivent Asset Mgt.”), 625 Fourth Avenue South, Minneapolis, Minnesota 55415, a newly-formed affiliate of Thrivent Mgt., began serving as investment adviser for each of the Funds. Thrivent Asset Mgt. provides the Funds with the same investment advisory services using the same investment personnel as previously provided by Thrivent Mgt. The same people providing portfolio management services (portfolio managers, research analysts, etc.) for Thrivent Mutual Funds under Thrivent Mgt. will continue to provide these services under Thrivent Asset Mgt. There was no change in the Funds’ investment management fees as a result of the change in investment adviser. Thrivent Asset Mgt. and Thrivent Financial for Lutherans and its affiliates have been in the investment advisory business since 1986 and managed approximately $70.6 billion in assets as of December 31, 2006, including approximately $12.5 billion in mutual fund assets.

Thrivent Asset Mgt. provides investment research and supervision of the assets for each of the Funds except Thrivent Partner Small Cap Growth Fund, Thrivent Partner Small Cap Value Fund, Thrivent Partner Mid Cap Value Fund, and Thrivent Partner International Stock Fund (the “Subadvised Funds”). For the Subadvised Funds, Thrivent Asset Mgt. has entered into a subadvisory agreement with each subadviser and pays each subadviser a portion of the net advisory fee Thrivent Asset Mgt. receives from each applicable Fund. Thrivent Asset Mgt. establishes the overall investment strategy and evaluates, selects and recommends, subject to the approval of the Board of Trustees, one or more subadvisers to manage the investments of each Subadvised Fund. Thrivent Asset Mgt. also allocates assets to the subadvisers, monitors the performance, security holdings, and investment strategies for the subadvisers and, when appropriate, researches any potential new subadvisers for the Funds. Thrivent Asset Mgt. has ultimate responsibility to oversee the subadviser and recommend their hiring, termination and replacement. The Funds’ annual and semiannual reports to shareholders discuss the basis for the Board of Trustees approving any investment adviser agreement or investment subadviser agreement during the most recent six-month period covered by the report.

Thrivent Asset Mgt. and the Funds have received an exemptive order from the SEC that permits Thrivent Asset Mgt. and the Funds, with the approval of the Funds’ Board of Trustees, to retain one or more subadvisers for the Funds, or subsequently change a subadviser, without submitting the respective investment subadvisory agreements, or material amendments to those agreements, to a vote of the shareholders of the applicable Funds. Thrivent Asset Mgt. will notify shareholders of a Fund if there is a new subadviser for that Fund.

Advisory Fees

Each Fund pays an annual investment advisory fee to the investment adviser. Thrivent Asset Mgt. received the following advisory fees during the Fund’s most recent fiscal year, expressed as a percentage of the Fund’s average daily net assets.*

FUND	ADVISORY FEE
Thrivent Aggressive Allocation Fund	0.15%
Thrivent Moderately Aggressive Allocation Fund	0.15%
Thrivent Moderate Allocation Fund	0.15%
Thrivent Moderately Conservative Allocation Fund	0.15%
Thrivent Technology Fund	0.75%
Thrivent Partner Small Cap Growth Fund	0.90%
Thrivent Partner Small Cap Value Fund	0.70%
Thrivent Small Cap Stock Fund	0.67%
Thrivent Small Cap Index Fund	0.25%
Thrivent Mid Cap Growth Fund	0.40%
Thrivent Partner Mid Cap Value Fund	0.75%
Thrivent Mid Cap Stock Fund	0.66%
Thrivent Mid Cap Index Fund	0.25%
Thrivent Partner International Stock Fund	0.61%
Thrivent Large Cap Growth Fund	0.75%
Thrivent Large Cap Value Fund	0.45%
Thrivent Large Cap Stock Fund	0.51%
Thrivent Large Cap Index Fund	0.25%
Thrivent Real Estate Securities Fund	0.80%
Thrivent Balanced Fund	0.55%
Thrivent High Yield Fund	0.39%
Thrivent Diversified Income Plus Fund	0.55%
Thrivent Municipal Bond Fund	0.41%
Thrivent Income Fund	0.35%
Thrivent Core Bond Fund	0.45%
Thrivent Limited Maturity Bond Fund	0.30%
Thrivent Money Market Fund	0.43%

*Thrivent Asset Mgt. reimbursed certain expenses of some of the Funds. This table does not reflect the effects of any reimbursements.

Portfolio Management

This section provides information about the portfolio management for each of the Funds. The Statement of Additional Information for the Funds provides information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of shares of the Funds.

82

Thrivent Aggressive Allocation Fund, Thrivent Moderately Aggressive Allocation Fund, Thrivent Moderate Allocation Fund and Thrivent Moderately Conservative Allocation Fund

Russell W. Swansen, David C. Francis, CFA and Mark L. Simenstad, CFA have served as portfolio co-managers of Thrivent Aggressive Allocation Fund, Thrivent Moderately Aggressive Allocation Fund, Thrivent Moderate Allocation Fund and Thrivent Moderately Conservative Allocation Fund since their inception in 2005. Mr. Swansen is the Chief Investment Officer of Thrivent Asset Mgt. and Thrivent Financial for Lutherans (“Thrivent”) and serves as the team leader. Prior to joining Thrivent in 2004, he was a managing director of Colonnade Advisors, LLC from 2001 to 2003, and the President and Chief Investment Officer of PPM America from 1999 to 2000. Mr. Francis is Vice President of Investment Equities and has been with Thrivent since 2001. Mr. Simenstad is Vice President of Fixed Income Mutual Funds and Separate Accounts and has been with Thrivent since 1999.

Thrivent Technology Fund

Darren M. Bagwell, CFA is Director of Research and serves as lead member of the fundamental analyst team which manages the Thrivent Technology Fund. Mr. Bagwell has day-to-day responsibility for managing the Fund and works with other members of the team to develop and execute the Fund’s investment strategies. Mr. Bagwell was appointed portfolio manager of the Fund on April 19, 2006. Mr. Bagwell has worked for Thrivent in an investment management capacity since 2002 and is also the manager and team leader of the equity portion of the Thrivent Balanced Fund. Prior to joining Thrivent he worked as an investment analyst at Robert W. Baird.

Thrivent Partner Small Cap Growth Fund

Thrivent Asset Mgt. has engaged Turner, 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania 19312, and Transamerica 11111 Santa Monica Blvd., Suite 820, Los Angeles, California 90025, as investment subadvisers for Thrivent Partner Small Cap Growth Fund.

Turner has been in the investment advisory business since 1990 and, as of December 31, 2006, managed approximately $22.8 billion in assets including separate accounts and mutual funds. Turner uses an investment management team that has day-to-day responsibility for managing its portions of the Fund’s assets. William C. McVail, CFA serves as lead manager and has been with Turner since 1998. Christopher L. McHugh serves as a co-manager, and has been with Turner since 1990. Frank L. Sustersic, CFA serves as a co-manager and has been with Turner since 1994. Jason D. Schrotberger, CFA serves as co-manager and has been with Turner since 2001.

Transamerica was organized as a limited liability company under the laws of the state of Delaware in 2000. Its founding member, Transamerica Investment Services, Inc., is an investment adviser that has been providing investment advisory services since 1968. Transamerica had approximately $23.4 billion of assets under management as of December 31, 2006. Transamerica uses an investment advisory group to manage its portion of the Fund. Gregory S. Weirick and Josh D. Shaskan, CFA, serve as lead co-managers. Mr. Weirick, a Managing Director and Principal of Transamerica, has been with the firm since 2005. Prior to Transamerica, Mr. Weirick was co-founder, Treasurer and Managing Director of Westcap Investors, LLC (“Westcap”) from 1992 to 2005. He has specialized in the small cap growth category for over 11 years. Mr. Shaskan, a Principal and Portfolio Manager, joined Transamerica in 2005 and has over 12 years of investment industry experience. Prior to Transamerica, Mr. Shaskan served as a Senior Vice President/Portfolio Manager at Westcap from 1998 to 2005. Other members of the team include Geoffrey I. Edelstein, CFA, CIC, Richard C. Farra, Jeffrey J. Hoo, CFA, John J. Huber, CFA, and John D. Lawrence, CFA. Mr. Edelstein, a Managing Director and Principal of Transamerica, has been with the firm since 2005. Prior to Transamerica, Mr. Edelstein was co-founder and Managing Director of Westcap from 1992 to 2005. Mr. Farra, a Portfolio Manager and Senior Analyst, joined Transamerica in 2005 and has over 24 years of investment industry experience. Prior to Transamerica, Mr. Farra served as a Managing Director of Westcap from 2003 to 2005, a Portfolio Manager and Analyst for Roxbury Capital Management, a Portfolio Manager at Trust Company of the West, Director of Research and Portfolio Manager at ARCO Investment Management Company, a Portfolio Manager and Analyst for Hughes Investment Management Company, and an Analyst for Beneficial Standard Investment Management Company. Mr. Hoo, a Principal and Portfolio Manager, joined Transamerica in 2005 and has over 9 years of investment industry experience. Prior to Transamerica, Mr. Hoo served as a Senior Vice President and Security Analyst at Westcap from 1997 to 2005. Mr. Huber, a Principal and Portfolio Manager, joined Transamerica in 2005. Prior to Transamerica, Mr. Huber served as a Vice President/Security Analyst at Westcap from 2000 to 2005. Prior to Westcap, Mr. Huber was a Senior Associate at Wilshire Associates and an Information Technology Consultant at Arthur Andersen. Mr. Lawrence, a Portfolio Manager and Senior Analyst, joined Transamerica in 2005 and has 7 years of investment industry experience. Prior to Transamerica, Mr. Lawrence served as a Security Analyst at Westcap from 2003 to 2005. Prior to Westcap, Mr. Lawrence was an Assistant Vice President at Sanders Morris Harris and a Research Associate at Credit Suisse First Boston. Transamerica’s Chief Investment Officer is Gary U. Rolle. Mr. Rolle, also a Principal and Managing Director, has been with Transamerica since 1967.

Thrivent Partner Small Cap Value Fund

Thrivent Asset Mgt. has engaged T. Rowe Price Associates, Inc. (“T. Rowe Price”), 100 East Pratt Street, Baltimore, Maryland 21202, as investment subadviser for Thrivent Partner Small Cap Value Fund. T. Rowe Price had approximately $334.7 billion under management as of

83

December 31, 2006. Preston Athey serves as portfolio manager for Thrivent Partner Small Cap Value Fund. Mr. Athey is a Vice President and a small company equity portfolio manager with T. Rowe Price Group, Inc. and T. Rowe Price. He has been with T. Rowe Price since 1978.

Thrivent Small Cap Stock Fund

Christopher J. Serra, CFA, has served as portfolio manager of Thrivent Small Cap Stock Fund since 2003. He has been with Thrivent since 1998 and has served as a portfolio manager since 1999.

Thrivent Small Cap Index Fund

Kevin R. Brimmer, FSA, has served as portfolio manager of Thrivent Small Cap Index Fund since 2002. Mr. Brimmer has been with Thrivent since 1985 and previously managed its asset liability management department.

Thrivent Mid Cap Growth Fund

Andrea J. Thomas, CFA serves as the portfolio manager of Thrivent Mid Cap Growth Fund. Ms. Thomas has served as portfolio manager of the Fund since 2003. She has been with Thrivent since 1987, and she previously served as associate portfolio manager and portfolio manager.

Thrivent Partner Mid Cap Value Fund

Thrivent Asset Mgt. has engaged Goldman Sachs Asset Management, L.P. (“GSAM”), 1 New York Plaza, 37th Floor, New York, New York, as investment subadviser for Thrivent Partner Mid Cap Value Fund. GSAM has been in the investment advisory business since 1990 and, as of December 31, 2006, managed approximately $627.6 billion in assets including seed capital and excluding assets under supervision. GSAM uses its U.S. Value team to manage the day-to-day responsibilities of the Fund. Eileen Rominger is the chief investment officer of the U.S. Value team managed strategy. She has been with GSAM since 1999. Dolores Bamford, CFA is a co-manager and has been with GSAM since 2002. Prior to joining GSAM, Ms. Bamford was a portfolio manager at Putnam Investments. David Berdon is a co-manager and joined the U.S. Value team in 2001. Prior to joining GSAM, Mr. Berdon was a vice president for Business Development and Strategic Alliances at Soliloquy Inc. Andrew Braun is a co-manager and has been with the U.S. Value team since 1997. Scott Carroll, CFA is a co-manager and has been with GSAM since 2002. Prior to joining GSAM, Mr. Carroll was a portfolio manager and analyst at Van Kampen Funds. Sally Pope Davis is a co-manager and has been with the U.S. Value team since 2001. Prior to joining GSAM, Ms. Pope Davis was a relationship manager in private wealth management. J. Kelly Flynn is a co-manager and has been with GSAM since 2002. Prior to joining GSAM, Mr. Flynn was with Lazard Asset Management. Sean Gallagher is a co-manager and has been with the U.S. Value team since 2000. Lisa Parisi, CFA is a co-manager and joined the Value Team in August of 2001. Prior to joining GSAM, Ms. Parisi was a portfolio manager for John A. Levin & Co. Edward Perkin, CFA is a co-manager, and joined the U.S. Value team in 2002. Before joining GSAM, he was a research analyst with Fidelity Investments.

Thrivent Mid Cap Stock Fund

Brian J. Flanagan, CFA and John E. Hintz, CFA, have served as portfolio co-managers of Thrivent Mid Cap Stock Fund since 2004. Mr. Flanagan has been with Thrivent since 1996 and has served as a portfolio manager since 2000. Mr. Hintz has been with Thrivent since 1997 and has served as Director of Equity Research since 2001.

Thrivent Mid Cap Index Fund

Kevin R. Brimmer, FSA, has served as portfolio manager of Thrivent Mid Cap Index Fund since 2002. Mr. Brimmer has been with Thrivent since 1985 and previously managed its asset liability management department.

Thrivent Partner International Stock Fund

Thrivent Asset Mgt. has engaged Mercator, 5200 Town Center Circle, Suite 550, Boca Raton, Florida 33486, and Principal, 801 Grand Avenue, Des Moines, Iowa 50392, as investment subadvisers for Thrivent Partner International Stock Fund.

Mercator has served as a subadviser for the Fund since 2004. Mercator was founded in 1984 and manages international equity funds for institutional clients, including retirement plans, endowments, and foundations. As of December 31, 2006, Mercator managed approximately $11.7 billion in assets. Mercator has an investment management team that has day-to-day responsibility for managing its portion of the Fund’s assets. James E. Chaney and Peter F. Spano serve as portfolio co-managers for the portion of the Portfolio’s assets that are managed by Mercator. Mr. Chaney is a General Partner of Mercator and has been with Mercator since 2000. Mr. Spano is a General Partner and a founder of Mercator.

Principal has served as a subadviser for the Fund since February of 2007. Principal is a directly wholly-owned subsidiary of Principal Life Insurance Company. Principal and its predecessor firms have subadvised mutual fund assets since 1969. Principal, together with its affiliated asset management companies, had approximately $201.3 billion in assets under management as of December 31, 2006. Principal has an investment management team that has day-to-day responsibility for managing its portion of the Fund’s assets. Steven Larson, CFA and John Pihlblad, CFA have day-to-day responsibility for managing that portion of the Fund and developing and executing the Fund’s investment program for the Principal-managed portion. Mr. Larson is a portfolio manager and has been with the Principal since 2001. Prior to joining Principal, he was with Wells Fargo Funds Management, LLC. Mr. Pihlblad is a portfolio manager and has been with Principal since 2000. Prior to joining Principal, he was a partner and cofounder of GlobeFlex Capital in San Diego, California.

Thrivent Large Cap Growth Fund

Scott A. Vergin, CFA has served as portfolio manager of Thrivent Large Cap Growth Fund since 2002. Mr. Vergin has been with Thrivent since 1984 and has served as a portfolio manager since 1994.

Thrivent Large Cap Value Fund

Matthew D. Finn, CFA, has served as portfolio manager of Thrivent Large Cap Value Fund since 2004. Mr. Finn was managing director and senior portfolio manager of First American Large Cap Value Fund from 2003 to 2004, head of equities for Advantus Capital Management Inc. from 2001 to 2003, and chief investment officer of the growth and income group for Evergreen Investment Management Co. from 1998 to 2001.

Thrivent Large Cap Stock Fund

Frederick L. Plautz has served as portfolio manager of Thrivent Large Cap Stock Fund since 1995. Mr. Plautz has been with Thrivent since 1995.

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Thrivent Large Cap Index Fund

Kevin R. Brimmer, FSA, has served as portfolio manager of Thrivent Large Cap Index Fund since 2002. Mr. Brimmer has been with Thrivent since 1985 and previously managed its asset liability management department.

Thrivent Real Estate Securities Fund

Reginald L. Pfeifer, CFA has served as portfolio manager of the Thrivent Real Estate Securities Fund since its inception in 2005. Mr. Pfeifer has been with Thrivent since 1990 and has served as a portfolio manager since 2003. Previously, he was the Head of Fixed Income from 1998 to 2002 and Head of Mortgages and Real Estate from 2002 to 2003.

Thrivent Balanced Fund

Gregory R. Anderson, CFA, CPA, Darren Bagwell, CFA, and Michael G. Landreville, CFA have served as portfolio co-managers of Thrivent Balanced Fund since 2005.

Mr. Anderson has been a portfolio manager of the Fund since 2005. He has been with Thrivent since 1997 and has served as a portfolio manager since 2000.

Mr. Bagwell has been with Thrivent since 2002 and has served as a portfolio manager for the Fund since 2005. Prior to joining Thrivent, he worked as an investment analyst at Robert W. Baird.

Mr. Landreville has been with Thrivent since 1983 and has served as portfolio manager since 1998.

Thrivent High Yield Fund

Paul J. Ocenasek, CFA has served as portfolio manager of Thrivent High Yield Fund since 1997 and has been with Thrivent since 1987 and has been a portfolio manager since 1997.

Thrivent Diversified Income Plus Fund

Mark L. Simenstad, CFA, Kevin R. Bremmer, FSA, Paul J. Ocenasek, CFA and David R. Spangler, CFA serve as portfolio co-managers of Thrivent Diversified Income Plus Fund.

Mr. Simenstad is Vice President of Fixed Income Mutual Funds and Separate Accounts and has been with Thrivent since 1997.

Mr. Ocenasek has been with Thrivent since 1987 and has been a portfolio manager since 1997.

Mr. Brimmer has been with Thrivent since 1985 and has been a portfolio manager since 2002. He previously managed the asset liability management department of Thrivent Financial.

Mr. Spangler has been a portfolio manager of the Fund since 2007 and has been with Thrivent since 2002. He was director of Investment Product Management of Thrivent Financial from 2002 to 2006. He was previously Vice President of Mutual Funds Product Development at Wells Fargo Funds Management, LLC from 2000 to 2002.

Thrivent Municipal Bond Fund

Janet I. Grangaard, CFA, has served as portfolio manager of Thrivent Municipal Bond Fund since 2002. Ms. Grangaard has been with Thrivent since 1988 and has served as a portfolio manager since 1994.

Thrivent Income Fund

Gregory R. Anderson, CFA, CPA and Michael G. Landreville, CFA, serve as portfolio co-managers of Thrivent Income Fund.

Mr. Anderson has been with Thrivent since 1997 and has served as a portfolio manager since 2000.

Mr. Landreville has been with Thrivent since 1983 and has served as portfolio manager of the Fund since 1998.

Thrivent Core Bond Fund

Gregory R. Anderson, CFA, CPA and Michael G. Landreville, CFA, serve as portfolio co-managers of Thrivent Core Bond Fund.

Mr. Anderson has been a portfolio manager of the Funds since 2005. He has been with Thrivent since 1997 and has served as a portfolio manager since 2000.

Mr. Landreville has been with Thrivent since 1983 and has served as portfolio manager of the Fund since 2002.

Thrivent Limited Maturity Bond Fund

Gregory R. Anderson, CFA, CPA and Michael G. Landreville, CFA, serve as portfolio co-managers of Thrivent Limited Maturity Bond Fund.

Mr. Anderson has been a portfolio manager of the Funds since 2005. He has been with Thrivent since 1997 and has served as a portfolio manager since 2000.

Mr. Landerville has served as portfolio manager of Thrivent Limited Maturity Bond Fund since its inception in 1999. Mr. Landreville has been with Thrivent since 1983, and he served as a portfolio manager since 1998.

Thrivent Money Market Fund

William D. Stouten has served as portfolio manager of Thrivent Money Market Fund since 2003. Mr. Stouten was a research analyst/trader for the money market funds at Thrivent from 2001 to 2003. Prior to joining Thrivent, Mr. Stouten served as a senior research analyst for Voyageur Asset Management from 1998 to 2001.

Personal Securities Investments

Personnel of Thrivent Asset Mgt. and the subadvisers may invest in securities for their own account pursuant to codes of ethics that establish procedures for personal investing and restrict certain transactions. Transactions in securities that may be held by the Funds are permitted, subject to compliance with applicable provisions under the codes of ethics.

Standard & Poor’s Trade marks

“Standard & Poor’s®,” “S&P®,” “Standard & Poor’s 500,” “S&P 500 Index®,” “500,” “Standard & Poor’s MidCap 400 Index,” “S&P MidCap 400 Index,” “Standard & Poor’s SmallCap 600 Index,” “S&P SmallCap 600 Index,” “Standard & Poor’s Super Composite 1500 Index,” and “S&P Super Composite 1500 Index” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Thrivent Financial. The product is not sponsored, endorsed, sold or promoted by Standard & Poor’s. Standard & Poor’s makes no representation regarding the advisability of investing in the Fund. See the Statement of Additional Information for additional disclaimers and limitations of liabilities on behalf of S&P.

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Shareholder Information

HOW TO CONTACT US

By Telephone:

1-800-847-4836

press 1 to speak with a customer service representative

or

press 2 to use the Automated Service Line

By Internet:

www.thrivent.com

By Mail (New Applications):

Thrivent Mutual Funds

P.O. Box 219347

Kansas City, Missouri 64121-9347

By Mail (Additional Investments):

Thrivent Mutual Funds

P.O. Box 219334

Kansas City, Missouri 64121-9334

By Mail (Redemptions, Exchanges or Other Requests):

Thrivent Mutual Funds

P.O. Box 219348

Kansas City, Missouri 64121-9348

By Express Mail:

Thrivent Mutual Funds

330 W 9th Street

Kansas City, Missouri 64105

Wire Transfer Instructions:

State Street Corp.

225 Franklin Street

Boston, MA 02101

ABA #011000028

Account #4195-538-6

Credit:

Thrivent Financial Investor Services Inc. as Agent for the benefit of Thrivent Mutual Funds

Further Credit:

[Name of the Fund]

[Shareholder Account Number]

[Shareholder Registration/Name]

Pricing Funds’ Shares

The price of a Fund’s shares is based on the Fund’s net asset value (“NAV”). Each Fund determines the NAV for a particular class of shares once daily at the close of trading on the New York Stock Exchange (“NYSE”), which is normally 4:00 p.m. Eastern time. The Funds do not determine NAV on holidays observed by the NYSE or on any other day when the NYSE is closed. The NYSE is regularly closed on Saturdays and Sundays, New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. The price at which you purchase or redeem shares of the Funds is based on the next calculation of the NAV after the Fund receives your payment or redemption request.

Thrivent Money Market Fund seeks to maintain a stable $1.00 NAV pursuant to procedures established by the Board of Trustees for the Funds, which utilize the amortized cost method. Valuing securities held by Thrivent Money Market Fund on the basis of amortized cost involves a constant amortization of premium or accretion of discount to maturity, regardless of the impact of fluctuating interest rates on the market value of the security. This method is explained further in the Statement of Additional Information.

Each other Fund determines the NAV for a particular class by dividing the total Fund assets attributable to that class, less all liabilities attributable to such class, by the total number of outstanding shares of that class. To determine the NAV, the other Funds generally value their securities at current market value using readily available market prices. If market prices are not available or if the investment adviser determines that they do not accurately reflect fair value for a security, the Board of Trustees has authorized the investment adviser to make fair valuation determinations pursuant to policies approved by the Board of Trustees. Fair valuation of a particular security is an inherently subjective process, with no single standard to utilize when determining a security’s fair value. As such, different funds could reasonably arrive at a different fair value price for the same security. In each case where a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation. This consideration includes a review of various factors set forth in the pricing policies adopted by the Board of Trustees. For any portion of a Fund’s assets that are invested in other mutual funds, the NAV is calculated based upon the NAV of the mutual funds in which the Fund invests, and the prospectuses for those mutual funds explain the circumstances under which they will use fair value pricing.

Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Funds, under the supervision of the Board of Trustees, evaluate the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets.

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Class A Shares

Class A shares of Thrivent Limited Maturity Bond Fund and Thrivent Money Market Fund are offered without an initial sales charge. The table below shows the sales charges you will pay if you purchase Class A shares of Thrivent Aggressive Allocation Fund, Thrivent Moderately Aggressive Allocation Fund, Thrivent Moderate Allocation Fund, Thrivent Moderately Conservative Allocation Fund, Thrivent Technology Fund, Thrivent Partner Small Cap Growth Fund, Thrivent Partner Small Cap Value Fund, Thrivent Small Cap Stock Fund, Thrivent Small Cap Index Fund, Thrivent Mid Cap Growth Fund, Thrivent Partner Mid Cap Value Fund, Thrivent Mid Cap Stock Fund, Thrivent Mid Cap Index Fund, Thrivent Partner International Stock Fund, Thrivent Large Cap Growth Fund, Thrivent Large Cap Value Fund, Thrivent Large Cap Stock Fund, Thrivent Large Cap Index Fund, Thrivent Real Estate Securities Fund, and Thrivent Balanced Fund.

WHEN YOU INVEST THIS AMOUNT	THIS % IS DEDUCTED FOR SALES CHARGES		WHICH EQUALS THIS % OF YOUR INVESTMENT**
Less than $50,000	5.5%		5.82%
$50,000 and above but less than $100,000	4.5%		4.71%
$100,000 and above but less than $250,000	3.5%		3.63%
$250,000 and above but less than $500,000	2.5%		2.56%
$500,000 and above but less than $1,000,000	2.0%		2.04%
$1,000,000 or more	0%	*	0%	*

*A contingent deferred sales charge of 1% will apply to shares redeemed within one year.

** The actual sales charge that may be paid by the investor may differ slightly from the sales charge shown above due to rounding that occurs in the calculation of the offering price and in the number of shares purchased.

The table below shows the sales charges you will pay if you purchase Class A shares of Thrivent High Yield Fund, Thrivent Diversified Income Plus Fund, Thrivent Municipal Bond Fund, Thrivent Income Fund, and Thrivent Core Bond Fund.

WHEN YOU INVEST THIS AMOUNT	THIS % IS DEDUCTED FOR SALES CHARGES		WHICH EQUALS THIS % OF YOUR INVESTMENT**
Less than $50,000	4.5%		4.71%
$50,000 and above but less than $100,000	4.0%		4.17%
$100,000 and above but less than $250,000	3.5%		3.63%
$250,000 and above but less than $500,000	2.5%		2.56%
$500,000 and above but less than $1,000,000	2.0%		2.04%
$1,000,000 or more	0%	*	0%	*

*A contingent deferred sales charge of 1% will apply to shares redeemed within one year.

** The actual sales charge that may be paid by the investor may differ slightly from the sales charge shown above due to rounding that occurs in the calculation of the offering price and in the number of shares purchased.

Ways to Eliminate or Reduce the Initial Sales Charges

•

Rights of Accumulation: You can combine the value of all shares of any class of Thrivent Mutual Funds (except Thrivent Limited Maturity Bond Fund or Thrivent Money Market Fund) in any type of account (except a partnership account, a corporate account, or a multi-participant employer sponsored retirement plan) that you or members of your family who live with you own to the amount of your next Class A Share purchase for the purpose of calculating the sales charge. The value of all shares in an employer sponsored retirement plan (except shares of Thrivent Limited Maturity Bond Fund or Thrivent Money Market Fund) will be accumulated for the purpose of determining the sales charge for shares purchased through that retirement plan. You must notify us of the other existing accounts, and we may ask you to provide account statements of the other accounts.

•

Automatic Reinvestments: Class A shares that you purchase by automatically reinvesting dividends or capital gains distributions from Class A shares of the Funds will not be subject to any initial sales charge.

•

Thirteen-month Letter of Intent: If you intend to accumulate $50,000 or more, including the value of previous purchases in Class A or Class B shares of one or more of the Funds (except Thrivent Limited Maturity Bond Fund or Thrivent Money Market Fund) within the next 13 months, you may sign a Letter of Intent and receive a reduced sales charge on purchases of any Class A shares.

•

Reinvestment upon Redemption: Except for certain employer sponsored retirement plans, if you redeem any or all of your Class A shares of any Fund other than Thrivent Limited Maturity Bond Fund or Thrivent Money Market Fund, or if you redeem any or all of your Class B shares of any of the Funds, or receive cash dividends from one of

87

these Funds, you may reinvest any amount of your redemption in Class A shares of any of the Funds without paying a sales charge on the purchase of Class A shares. You must make your reinvestment within 90 days after redeeming your Class A shares or Class B shares and inform the Fund that you qualify for this discount. Your redemption may be a taxable event even if the shares are later reinvested.

•

Surrender or Dividend Withdrawal: If you request a surrender or dividend withdrawal from a life insurance or annuity contract issued by Thrivent Financial for Lutherans (“Thrivent Financial”) or Thrivent Life Insurance Company and direct that the money should be used to purchase Class A shares of a Fund, the sales charge will be waived.

•

Amount Invested From Close-out of Small Class B Share Account: If you redeem a Class B Share Account which is below the required minimum investment for your account and instruct that the proceeds should be used to purchase additional shares of an existing Class A Share Account in order to meet the required minimum amount for the Fund, the proceeds from the redemption of your Class B Share Account will not be subject to a sales charge.

•	Investment Advisory Program: Class A shares purchased in connection with a fee-based investment advisory program offered by Thrivent Investment Mgt. will not be subject to any sales charge.

•

Purchases by Tax-exempt Organizations: Class A shares of any Fund are available at one-half of the regular sales charge, if any, if purchased by organizations qualifying for tax-exemption under Sections 501(c)(3) and 501(c)(13) of the Internal Revenue Code.

Information on the Funds’ Web Site. Information regarding the ways to eliminate or reduce the initial sales charges is also available at www.thrivent.com, including hyperlinks that facilitate access to the information.

Class B Shares

Effective at the close of business on October 15, 2004, new sales of Class B shares of the Funds are no longer offered. Existing Class B shareholders may exchange Class B shares of one Fund for Class B shares of another Fund. Class B shares purchased on or before October 15, 2004, are subject to Contingent Deferred Sales Charge (“CDSC”) of up to 5%, depending upon how long you hold your shares before you redeem them.

When you sell shares in this year after you bought them	This % of net asset value at the time of purchase (or of sale, if lower) is deducted from your proceeds

1st Year 5%

2nd Year 4%

3rd Year 3%

4th Year 2%

5th Year 1%

In order to ensure that you pay the lowest CDSC possible, the Fund will first redeem Class B shares that are not subject to the CDSC and then Class B shares held for the longest period of time. There is no CDSC on exchanges into Class B shares of the other Funds. The date of your initial investment will continue to be used as the basis for CDSC calculations when you exchange. If you exchange Class B shares of any other Fund for Class B shares of Thrivent Limited Maturity Bond Fund, the CDSC will stop declining during the period your investment is in Thrivent Limited Maturity Bond Fund Class B shares. The amount of any CDSC will be paid to Thrivent Investment Mgt., the distributor of the Funds.

Contingent Deferred Sales Charge Waivers

No CDSC will apply to the following:

•	Increases in the net asset value of Class B shares above the purchase price;
•	Class B shares purchased through reinvestment of dividends and capital gains distributions;
•	Class B shares purchased more than five years prior to redemption;
•

Class B shares redeemed due to the death or disability of a sole individual shareholder (but not for shares held in joint accounts or “family,” “living” or other trusts) and for mandatory retirement distributions from an IRA or a tax-sheltered custodial account (403(b) plan);

•	Class B share redemptions from certain retirement plans which are taken in substantially equal payments; or
•

Redemption of a Class B Share Account which is below the required minimum investment for your account with instructions to purchase additional shares of an existing Class A Share Account in order to meet the required minimum amount for the Fund.

Conversion of Class B Shares to Class A Shares

Your Class B shares will automatically convert into Class A shares of the same Fund after five years or earlier if approved by the Board of Trustees and consequently will no longer be subject to the higher expenses borne by Class B shares. The Fund will not include the period that you held Class B shares of Thrivent Limited Maturity Bond Fund in calculating the five-year period.

Rule 12b-1 Fees

Both Class A and Class B shares have an annual Rule 12b-1 fee for distribution and shareholder servicing activities. The Rule 12b-1 fee for Class A shares is 0.25% each year (0.125% for Thrivent Limited Maturity Bond Fund and Thrivent Money Market Fund) of average daily net assets. The Rule 12b-1 fee for Class B shares is 1.00% each year (0.25% for Thrivent Limited Maturity Bond Fund and 0.875% for Thrivent Money Market Fund). The Funds pay the Rule 12b-1 fees to Thrivent Investment Mgt. Those fees are paid out of a Fund’s assets attributable to the respective class of shares on an ongoing basis. As a result, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

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Buying Shares

Opening an Account

You must open an account for each Fund that you want to purchase. Your Thrivent Investment Mgt. representative is ready to help you open a new account. If you do not know the name of your representative, please call the Thrivent Investment Mgt. Investment Interaction Center (“Interaction Center”) at (800) THRIVENT (847-4836).

How you register your account with the Funds can affect your legal interests as well as the rights and interests of your family and beneficiaries. You should always consult with your legal and/or tax advisor to determine the account registration that best meets your needs. You must clearly identify the type of account you want on your application. If shares are held in the name of a corporation, trust, estate, custodianship, guardianship, partnership or pension and profit sharing plan, additional documentation may be necessary. It will not be possible to transfer Fund shares to an account with a broker-dealer other than Thrivent Investment Mgt.

Required Minimum Investments

REGULAR ACCOUNT	FIRST PURCHASE	ADDITIONAL PURCHASES
All Funds except Thrivent Money Market Fund and Thrivent Limited Maturity Bond Fund	$1,000	$50
Thrivent Money Market Fund	$1,500	$100
Thrivent Limited Maturity Bond Fund	$2,500	$100

IRA OR TAX-DEFERRED PLAN
All Funds except Thrivent Money Market Fund and Thrivent Limited Maturity Bond Fund	$500	$50
Thrivent Money Market Fund and Thrivent Limited Maturity Bond Fund	$500	$100

EMPLOYER SPONSORED QUALIFIED PLANS	NO MINIMUM REQUIREMENT
AUTOMATIC INVESTMENT PLAN	MINIMUM MONTHLY AMOUNT PER FUND ACCOUNT NUMBER
All Funds except Thrivent Money Market Fund and Thrivent Limited Maturity Bond Fund	$50
Thrivent Money Market Fund and Thrivent Limited Maturity Bond Fund	$100

Shares of the Funds are issued on days on which the NYSE is open, which generally are weekdays other than national holidays. Your order will be considered received when your check or other payment is received in good order. Good order means that your instructions and any required payment have been received in the form required by the Funds, including the name of the Fund, the account number, the amount of the transaction, and all required signatures. Except as noted below, orders received before the close of trading on the NYSE (generally 4:00 pm Eastern time) will be processed at the NAV calculated that day.

•

Orders placed by an unaffiliated broker-dealer through an investment advisory program offered by Thrivent Investment Mgt. must be placed with that broker-dealer prior to 3:00 pm Eastern time in order to be processed at the NAV for that day.

•

Orders of additional shares made by telephone or the Internet before 4:00 p.m. Eastern time for pre-authorized purchase through your bank account will be processed the following day at the NAV calculated on the following day.

The Funds reserve the right to reject any purchase request.

Initial Purchases

You may purchase initial shares through your Registered Representative or in any of the following ways:

•	By mail; or
•	By wire transfer.

Class B shares are offered solely in exchange for Class B shares of other Funds.

Initial Purchases by Mail

(See Address under “HOW TO CONTACT US”)

To buy shares of the Funds by mail:

•	Complete and submit your new account application for each different account registration. If you do not complete the application properly, your purchase may be delayed or rejected.
•	Make your check payable to the Fund you are buying. If more than one Fund, make your check payable to “Thrivent Mutual Funds.”

Initial Purchases by Wire Transfer

•	In order to buy shares of the Funds by wire transfer your bank must be a member, or have a corresponding relationship with a member, of the Federal Reserve System.

•	Complete and submit your new account application for each different account registration. If you do not complete the application properly, your purchase may be delayed or rejected.
•	Instruct your bank to wire transfer the funds. (See Wire Transfer Instructions under “HOW TO CONTACT US”)
•

Thrivent Mutual Funds and its transfer agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire transfer system, or from incomplete wiring instructions.

Initial Purchases in Employer Sponsored Qualified Plans

For SEPS, Simples, and 403(b) plans, while there is no Required Minimum Investment amount for First Purchases, we reserve the right to limit purchases to a single Fund until a minimum of $500 is achieved. For all other Employer Sponsored Qualified Plans, no such restriction applies.

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Additional Purchases

You may purchase additional shares through your Registered Representative or in any of the following ways:

•	By mail;
•	By telephone;
•	By the Internet;
•	By wire transfer; or
•	Through the Automatic Investment Plan.

Additional Purchases By Mail

(See Address under “HOW TO CONTACT US”)

To make additional purchases by mail, make your check payable to the specific Fund in which you are investing. If more than one Fund, make your check payable to Thrivent Mutual Funds. Please indicate your Fund account number on the face of your check. If you have more than one account, always verify that you are investing in the proper account. This will help ensure the proper handling of the transaction.

Additional Purchases By Telephone

Before you can buy additional shares by telephone, you must have selected the Request for Telephone Purchase option on the application or subsequently in writing, and submit additional documents. Once you have selected this option, you can call the Interaction Center at (800) THRIVENT (847-4836) and the Fund will withdraw money from your bank checking or savings account to make your investment.

The Funds have implemented procedures designed to reasonably ensure that telephone instructions are genuine. These procedures include recording telephone conversations, requesting verification of certain personal information, restricting transmittal of redemption proceeds to pre-authorized account owners and addresses and supplying transaction verification information. Please note, however, that the Funds will not be liable for losses suffered by a shareholder that result from following telephone instructions reasonably believed to be authentic after verification pursuant to these procedures. If an account has multiple owners, the Funds may rely on the instructions of any one account owner. This privilege may not be available on all retirement plan accounts.

Additional Purchases By the Internet

You may purchase additional shares within your Fund accounts over the Internet (pre-authorized bank information is required prior to purchase). A Personal Identification Number (PIN) is required prior to authorizing transactions on your Fund accounts. This privilege may not be available on all retirement plan accounts.

Additional Purchases By Wire Transfer

•

You may make additional purchases in an existing Fund account by wire transfer. In order to buy shares of the Funds by wire transfer your bank must be a member, or have a corresponding relationship with a member, of the Federal Reserve System.

•	Instruct your bank to wire transfer the funds. (See Wire Transfer Instructions under “HOW TO CONTACT US”)
•

Thrivent Mutual Funds and its transfer agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire transfer system, or from incomplete wiring instructions.

Automatic Investment Plans

The Funds offer several automatic investment plans to make periodic investing more convenient. Using the Funds’ automatic investment plans, you may implement a strategy called dollar cost averaging. Dollar cost averaging involves investing a fixed amount of money at regular intervals. When you dollar cost average, you purchase more shares when the price is low and fewer shares when the price is high. Dollar cost averaging does not ensure a profit or protect against a loss during declining markets.

For further information regarding any of the following automatic investment plans, contact your Thrivent Investment Mgt. representative or the Interaction Center at (800) THRIVENT (847-4836).

Automatic Bank Withdrawal Plan

Investors who wish to make regular additional investments in an existing Fund account may do so through the Funds’ Automatic Bank Withdrawal Plan. Under this plan, the Funds will withdraw from an investor’s bank checking or savings account in the amount specified—subject to the Required Minimum Investments—on specified dates. The proceeds will be invested in shares of the specified Fund at the applicable offering price determined on the date of the draw. To use this plan, you must authorize the plan on your application form, or subsequently in writing, and submit additional documents.

Automatic Payroll Deduction Savings and Investment Plan

The payroll deduction savings and investment plan allows employees, Social Security recipients, federal employees and military personnel to invest in the Funds through direct deduction from their paychecks or commission checks subject to Required Minimum Investments. For information about how to instruct another institution to send payroll deduction amounts to your mutual fund account, contact the Interaction Center at (800) THRIVENT (847-4836).

Retirement Plans

Individual and employer-sponsored retirement plans may be established with assets invested in Thrivent Mutual Funds. These accounts may offer you tax advantages. You should consult with your attorney and/or tax advisor before you establish a retirement plan. Additional fees may apply to some retirement accounts. Please review plan documents for more information. Your registered representative can provide you with the materials, documents and forms you need for establishing your retirement plan.

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Purchase Policies

Your payment must be in U.S. dollars drawn on a U.S. Bank. Thrivent Mutual Funds does not accept cash, starter checks (checks without pre-printed registration), traveler’s checks, credit card courtesy checks or third-party checks. If you purchase shares by check, electronic funds transfer (other than bank wire), or automatic investment plan and you elect to redeem those shares soon after their purchase, the Funds may postpone paying the redemption proceeds until your payment has cleared or up to 10 days from the date of purchase.

The Funds reserve the right to suspend the offering of shares for a period of time and the right to reject any specific purchase of shares.

Redeeming Shares

When a Fund receives your request for redemption, the Fund will redeem your shares at the next calculation of the Fund’s NAV. The Funds may postpone payment or suspend the right of redemption in unusual circumstances, as permitted by the SEC. When you purchase shares by check, the Funds may delay payment for redemption requests for the shares purchased for up to 10 days or until your payment has cleared. If an account has multiple owners, the Fund may rely on the instructions of any account owner.

If shares are held in the name of a corporation, trust, estate, custodianship, guardianship, partnership or pension and profit sharing plan, additional documentation may be necessary.

Please note that an additional fee may be assessed for a redemption delivered by overnight mail or Saturday delivery. If you request a redemption by wire transfer, a fee of up to $50 may be assessed.

The Funds will mail payment proceeds within seven days following receipt of all required documents. However, mailing may be delayed if the Fund is waiting for your means of purchase to clear.

You may redeem shares in any of the following ways:

•	By mail
•	By phone
•	By the Internet
•	By wire/ACH transfer
•	Through the Systematic Withdrawal Plan

Redemptions by Mail

(See Address under “HOW TO CONTACT US”)

Step 1:	Contact your registered representative or our Interaction Center for a redemption form or prepare a written request including the following information:

•	Name(s) of the account owner(s);
•	Your account number;
•	The name of the Fund(s) whose shares are being redeemed; and
•	Dollar amount or number of shares you wish to redeem.

If an account has multiple owners, the Fund may rely on the instructions of any one account owner.

You must have a Medallion Signature Guarantee if you want to do any of the following:

•	Sell shares with a value of more than $100,000;
•	Send the proceeds to an address other than the one listed for your account;
•	Make the check payable to someone other than the account owners(s); or
•	Sell shares if there has been a change of address on your account within the preceding 30 days.

A Medallion Signature Guarantee is a stamp provided by a financial institution that verifies your signature. You endorse the certificate on the back and have the signature(s) guaranteed by an eligible guarantor institution such as a commercial bank, trust company, security broker or dealer, credit union, or a savings association participating in the Medallion Signature Guarantee Program. A Medallion Signature Guarantee may be obtained at any national bank or brokerage firm.

We will waive the Medallion Signature Guarantee requirement where payment proceeds (not exceeding $100,000) are sent directly to a 501(c)(3) charitable organization. We may waive the Medallion Signature Guarantee requirement in other limited instances.

Step 2:	Mail your redemption request.

Redemptions by Telephone

The privilege to redeem shares by telephone is automatically extended to all accounts except certain retirement plan accounts, unless the option is specifically declined on your application. If you do not want the telephone redemption option, please call the Interaction Center at (800) THRIVENT (847-4836). By accepting this privilege, you assume some risks for unauthorized transactions.

Telephone redemption checks will be issued to the same payee(s) as the account registration and sent only to the address of record.

Telephone redemptions are not allowed if:

•	There has been a change of address in the preceding 30 days
•	The request is for more than $100,000

Redemptions by the Internet

You may redeem shares from your accounts over the Internet. A Personal Identification Number (PIN) is required prior to authorizing transactions on your accounts. This privilege may not be available on retirement plan accounts.

Internet redemptions are not allowed if:

•	There has been a change of address in the preceding 30 days
•	The request is for more than $100,000

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Redemptions by Wire Transfer

In order to redeem shares by wire transfer, your bank must be a member, or have a corresponding relationship with a member, of the Federal Reserve System. When redeeming shares by wire transfer, the following conditions apply:

•	A fee of up to $50 may be assessed for redemptions by wire.
•	If an account has multiple owners, the Fund may rely on the instructions of any one account owner.
•	This privilege may not be available on all retirement plan accounts.

Systematic Withdrawal Plan (Usually Appropriate for Class A Shares Only)

You can have money automatically withdrawn from your Fund account(s) on a regular basis by using the Systematic Withdrawal Plan. The plan allows you to receive funds or direct payments at regular intervals. The following rules and/or guidelines apply:

•	You need a minimum of $5,000 in your account to start the plan.
•	You can select the date(s) on which the money is withdrawn.
•	To start the plan or change the payee(s), you must notify the Fund in writing and you must have all account owner(s) sign the appropriate form, which is available from the Interaction Center.
•	Money can be sent by check or electronic funds transfer.
•	To stop or change your plan, you must notify Thrivent Investment Mgt. 10 days prior to the next withdrawal.
•	Because of sales charges, you must consider carefully the costs of frequent investments in and withdrawals from your account.

Please note that, for minimum required distributions from certain retirement plan accounts, the Fund will waive the contingent deferred sales charge on Class B shares.

Thrivent Money Market Fund Checks (Class A Shares Only)

You can write checks on your Class A shares of Thrivent Money Market Fund account if you complete a check writing signature card and agreement. You can request checks on your application or in writing. The Fund does not charge a fee for supplying your checks. The following rules and/or guidelines apply:

•	The checks you write on Thrivent Money Market Fund must be for $500 or more. (Because the Fund is not a bank, some features, such as stop payment, may not be available.)
•	The transfer agent may impose reasonable fees for each check that is returned.
•	Unless you purchased shares by wire, you must wait up to 10 business days after you purchase Thrivent Money Market Fund shares to write checks against that purchase.
•

Unless you redeem via the Internet or phone, you need a written request—not a check—to close Thrivent Money Market Fund account. Your written request will require a Medallion Signature Guarantee to close accounts over $100,000 or to send the proceeds to a special payee or address.

•	You will earn daily income dividends on Fund shares up to the date they are redeemed.
•	The check writing option is not available for retirement fund accounts.

VISA CheckCard

Class A shareholders of Thrivent Money Market Fund are offered the opportunity to apply for a VISA CheckCard. With a VISA CheckCard, you authorize the redemption of your shares by using the card. The VISA CheckCard may be used to purchase merchandise or services from merchants honoring VISA or to obtain cash advances (which a bank may limit to $5,000 per account per day for merchandise and services, $600 per account for cash advances) from any bank honoring VISA. You will earn daily income dividends on Fund shares up to the date they are redeemed.

When you receive a Thrivent Money Market Fund VISA CheckCard, you will be subject to the VISA account regulations of the issuing bank, including an annual VISA fee of $25 to cover its fees and administrative costs. The issuing bank may also charge a fee each time an Automated Teller Machine (ATM) is used. In addition to that fee, the bank that owns the ATM machine may also charge a fee for each transaction. Enough shares will be redeemed automatically from your account to pay the fee. Lost or stolen cards should be reported immediately by calling toll-free (800) 449-9176. Thrivent Money Market Fund and the issuing bank have the right to modify or terminate the VISA CheckCard privilege or to impose additional charges for establishing or maintaining a VISA account upon 30 days prior written notice.

Exchanging Shares Between Funds

You may exchange some or all of your shares of one Fund for shares of the same class of any of the other Funds. You may make exchanges by using the options described in this section or by using the automatic exchange plan, which allows you to make exchanges on a regular basis. If you exchange Class A shares of a Fund for which you have previously paid an initial sales charge for Class A shares of another Fund, you will not be charged an initial sales charge for the exchange. If the shares to be exchanged have not previously paid a sales charge, that portion of the shares acquired through reinvested dividends and capital gains will not be subject to a sales charge. If you exchange Class B shares of one Fund for Class B shares of another Fund, you will not be charged a CDSC at the time of the exchange.

Shareholders who are eligible to purchase Institutional Class shares may exchange some or all of their Class A shares for Institutional Class shares of any of the Funds. Accounts in Institutional Class shares that are below the required minimum balance for the Institutional Class may be exchanged into Class A shares.

All exchanges will be based on the NAV of the shares you are exchanging and acquiring and will be subject to the minimum

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investment requirements. Except as described above, shares of one class may not be exchanged for shares of another class.

The Funds reserve the right to terminate the exchange privilege of any shareholder who is believed to be engaging in abusive trading activity, as discussed in “Abusive Trading Policy and Monitoring Process.” Further, the Funds reserve the right to modify or terminate the exchange privilege at any time with respect to any Fund, if the Funds’ Trustees determine that continuing the privilege may be detrimental to shareholders. If the exchange policies are materially modified or terminated, the Fund will give you at least 60 days prior notice.

You may obtain an exchange form or receive more information about making exchanges between Funds by contacting your Thrivent Investment Mgt. Registered Representative.

You may exchange funds in any of the following ways:

•	By mail;
•	By telephone;
•	By the Internet; or
•	By the Automatic Exchange Plan.

Exchanges by Mail

Prepare and mail a written request including the following information:

•	Name(s) of the account owner(s);
•	Your Fund(s) and account number(s);
•	Dollar or share amount you wish to exchange;
•	The name of the Fund(s) and account number(s) you are exchanging into; and
•	Signatures of all account owners.

Exchanges by Telephone

The privilege to exchange shares by telephone is automatically extended to all accounts, unless the option is specifically declined on your application. If you do not want the telephone exchange option, please call the Interaction Center at (800) THRIVENT (847-4836). By accepting this privilege, you assume some risks for unauthorized transactions.

You may exchange shares by calling the Interaction Center at (800) THRIVENT (847-4836). Telephone exchange requests received prior to the close of the NYSE, usually 4:00 p.m. Eastern Time, will receive that day’s price.

During periods of extreme volume caused by dramatic economic or stock market changes, shareholders may have difficulty reaching the Interaction Center by phone, and a telephone exchange may be difficult to implement at those times. The Funds reserve the right to temporarily discontinue the telephone exchange privilege during such periods of extreme volume.

Exchanges by the Internet

You may exchange shares within your Fund accounts over the Internet. A Personal Identification Number (PIN) is required prior to authorizing transactions on your Fund accounts. This privilege may not be available on certain retirement plan accounts.

Automatic Exchange Plans

You may exchange shares on a regular basis by using the Automatic Exchange Plan. The plan allows you to exchange funds at regular intervals, on dates you select, between the different funds of the Thrivent Mutual Funds. The following guidelines apply:

•	Exchanges are permitted between accounts of the same share class and accounts with similar registrations, subject to Required Minimum Investments.
•	To stop or change your plan, you must notify Thrivent Mutual Funds 10 days prior to the next exchange date.

For further instructions on how to start, stop, or make changes to the plan, call the Interaction Center at (800) THRIVENT (847-4836), or notify the Fund in writing.

Transaction Confirmations

Thrivent Investment Mgt. generally mails written confirmation of your transaction within five business days following the date of your transaction. Thrivent Investment Mgt. will mail confirmation of check writing transactions in Thrivent Money Market Fund monthly. Thrivent Investment Mgt. will mail confirmation of your automatic investment plan transactions at least quarterly. You also can check your account activity on www.thrivent.com or by calling the Automated Service Line at (800) 847-4836, option 2.

Accounts With Low Balances

Due to the high cost to shareholders of maintaining accounts with low balances, the transfer agent may redeem shares in any account or charge an annual fee of $12 (a “small account fee”) if the value of shares in the account falls to an amount less than certain minimums described below. The required minimum amount for Class A Share Accounts is $1,000 for all Funds except Thrivent Limited Maturity Bond Fund and Thrivent Money Market Fund. The required minimum amount for Class A Share Accounts of Thrivent Limited Maturity Bond Fund is $2,500, and the required minimum amount for Class A Share Accounts of Thrivent Money Market Fund is $1,500. Before shares are redeemed to close an account, you will be notified in writing and allowed 60 days to purchase additional shares. If additional shares are not purchased, any such redemption may be at a time that is not favorable to you. Small account fees will be automatically deducted from your account once each year.

Abusive Trading Policies and Monitoring Processes

The Funds discourage short-term or excessive trading and other abusive trading practices. Except as discussed below with

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respect to automatic investment plans, systematic withdrawal plans, transactions solely in your money market account, or omnibus accounts, the Funds do not accommodate frequent purchases and redemptions of Fund shares by Fund shareholders. Abusive trading by shareholders can disrupt portfolio management, negatively impact fund performance, and increase Fund expenses. The Board of Trustees of the Funds has adopted the policy set forth below to deter abusive trading activity.

Several different tactics are used to reduce the frequency and effect that abusive trading can have on the Funds. The Funds may use a combination of monitoring shareholder activity and restricting shareholder transactions on certain accounts to combat market timers. The Funds’ use of effective fair value pricing procedures also reduces the opportunities for market timers, especially for the Funds with securities that pose more frequent pricing challenges, such as international securities, high yield securities, and other securities whose market prices may not accurately reflect their fair value (see “Pricing Funds’ Shares”). Except as noted below, these policies apply uniformly to all shareholders.

When monitoring shareholder activity, the Funds may consider several factors to evaluate shareholder activity including, but not limited to, the amount and frequency of transactions, the amount of time between purchases and redemptions (including exchanges), trading patterns, and total assets in the Funds that are purchased and redeemed. In making this evaluation, the Funds may consider trading in multiple accounts under common ownership or control.

The Funds may deem the sale of all or a substantial portion of a shareholder’s purchase of shares to be abusive if the sale is made within seven days after purchase. This policy does not apply to automatic investment plans, systematic withdrawal plans, or transactions solely in your money market account, including checkwriting and debit card transactions. The Funds reserve the right, in their sole discretion, to identify other trading practices as abusive.

If a shareholder is believed to be engaging in abusive trading activity, the Funds may request the shareholder to cease such activity, restrict the frequency and number of exchanges allowed on an account, or take other action as the Funds deems necessary to limit or restrict the account privileges to the shareholder. The Funds may also reject or cancel any purchase request, including the purchase side of an exchange, without notice for any reason. If it becomes necessary to cancel a transaction of a shareholder whose account has been restricted, the Funds will promptly reverse the exchange or (if the purchase request is not associated with an exchange) refund the full purchase price to the shareholder.

Although the Funds seek to deter and prevent abusive trading practices, there are no guarantees that all activity can be detected or prevented. Shareholders engaging in abusive trading practices use an evolving variety of strategies to avoid detection and it may not be possible for operational and technological systems to reasonably identify abusive trading. Omnibus accounts like those maintained by brokers and retirement plans aggregate purchases and redemptions for multiple investors whose identities are not known to the Fund, and the Funds do not have access to the individual shareholder account information for those accounts. The Funds monitor aggregate trading activity of the omnibus accounts, and if abusive trading is suspected, the Funds will contact the intermediary associated with the account to discourage shareholders from engaging in abusive trading practices and ask them to impose restrictions on excessive trades. However, the financial intermediaries associated with the omnibus accounts may be limited in their ability to restrict trading practices of their clients.

Disclosure of Fund Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of their Fund securities is available in the Statement of Additional Information for the Funds and at www.thrivent.com.

Standing Allocation Order

Thrivent Aggressive Allocation Fund, Thrivent Moderately Aggressive Allocation Fund, Thrivent Moderate Allocation Fund, and Thrivent Moderately Conservative Allocation Fund (the “Thrivent Allocation Funds”) purchase and redeem shares of the other Funds (the “Underlying Funds”) each business day pursuant to a standing allocation order (the “Allocation Order”). The Allocation Order provides daily instructions for how a purchase or redemption order by a Thrivent Allocation Fund should be allocated among the Underlying Funds. Each day, pursuant to the Allocation Order, a Thrivent Allocation Fund will purchase or redeem shares of the relevant Underlying Funds at the NAV for the Underlying Fund calculated that day. Any modification to the daily instruction provided by the Allocation Order must be before the close of trading on the NYSE.

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Distributions

Dividends

Dividends of the Funds are declared and paid as follows:

—declared daily and paid monthly	Thrivent High Yield Fund Thrivent Municipal Bond Fund Thrivent Income Fund Thrivent Core Bond Fund Thrivent Limited Maturity Bond Fund Thrivent Money Market Fund

—declared monthly and paid monthly	Thrivent Diversified Income Plus Fund

—declared and paid quarterly	Thrivent Moderate Allocation Fund Thrivent Moderately Conservative Allocation Fund Thrivent Real Estate Securities Fund Thrivent Balanced Fund

—declared and paid annually

Thrivent Aggressive Allocation Fund

Thrivent Moderately Aggressive Allocation Fund

Thrivent Technology Fund

Thrivent Partner Small Cap Growth Fund

Thrivent Partner Small Cap Value Fund

Thrivent Small Cap Stock Fund

Thrivent Small Cap Index Fund

Thrivent Mid Cap Growth Fund

Thrivent Partner Mid Cap Value Fund

Thrivent Mid Cap Stock Fund

Thrivent Mid Cap Index Fund

Thrivent Partner International Stock Fund

Thrivent Large Cap Growth Fund

Thrivent Large Cap Value Fund

Thrivent Large Cap Stock Fund

Thrivent Large Cap Index Fund

Income dividends are derived from investment income, including dividends, interest, and certain foreign currency gains received by the Fund.

Capital Gains

Capital gains distributions, if any, usually will be declared and paid in December for the prior fiscal year ending October 31.

Distribution Options

When completing your application, you must select one of the following options for dividends and capital gains distributions:

•

Full Reinvestment. Distributions from a Fund will be reinvested in additional shares of the same class of that Fund. This option will be selected automatically unless one of the other options is specified.

•	Full Reinvestment in a Different Fund. You may also choose to have your distributions reinvested into an existing account of the same class of another Fund within the Thrivent Mutual Funds.

•	Part Cash and Part Reinvestment. You may request to have part of your distributions paid in cash and part of your distributions reinvested in additional shares of the same class of the Fund.

•

All Cash. Distributions will be paid in cash. You may choose to send your distributions directly to your bank account or request to have a check sent to you. Your request to receive all or a portion of your distributions in cash must be received at least 10 days before the record date of the dividend or other distribution.

The Funds reserve the right to automatically reinvest any distributions into your account that are less than $10.

Distributions paid in shares will be credited to your account at the next determined NAV per share.

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OPTIMUM® Account

Thrivent Investment Mgt. offers the OPTIMUM Account to all Thrivent Money Market Fund Class A shareholders. OPTIMUM Account features include:

•

VISA CheckCard Privilege. You can use the VISA card to purchase merchandise or obtain cash advances. There is no annual fee, although you will be subject to other VISA account regulations of the issuing bank.

•

Checkwriting Privileges. You can write as many checks as you want with no minimum and at no charge per check. Shares will be redeemed from your Thrivent Money Market Fund account to cover the checks you write on the date the check reaches the Bank.

•	Tax-Free Money Market Fund. You have access to Tax-Free Instruments Trust, a money market fund with dividends exempt from federal income tax.

•	Discount Brokerage. You can use OPTIMUM Account Discount Brokerage Services for direct purchases of general securities.

•

Automatic Settlement. Purchase and sell transactions for general securities placed through OPTIMUM Account Discount Brokerage Services will clear automatically through your Thrivent Money Market Fund account.

•

Monthly Consolidated Statement. In lieu of an immediate confirmation of Thrivent Money Market Fund financial transactions, you will receive your monthly OPTIMUM Account statement. The monthly statement will report all activity in your accounts held in Thrivent Mutual Funds, Family of Funds, Tax-Free Instruments Trust, OPTIMUM Account Discount Brokerage Account, and VISA CheckCards.

There is a one-time new account fee of $25 for the OPTIMUM Account package. A monthly administrative fee of $5.00 is charged. These fees will be automatically redeemed from your Thrivent Money Market Fund account each month.

Taxes

General

In general, any net investment income and short-term capital gain distributions you receive from a Fund are taxable as ordinary income. To the extent a Fund receives and distributes qualified dividend income, you may be eligible for a tax rate lower than that on other ordinary income distributions. Distributions of other net capital gains by the Fund are generally taxable as capital gains—in most cases, at different rates from those that apply to ordinary income. The Funds expect that distributions from Thrivent Aggressive Allocation Fund, Thrivent Moderately Aggressive Allocation Fund, Thrivent Technology Fund, Thrivent Partner Small Cap Growth Fund, Thrivent Partner Small Cap Value Fund, Thrivent Small Cap Stock Fund, Thrivent Small Cap Index Fund, Thrivent Mid Cap Growth Fund, Thrivent Partner Mid Cap Value Fund, Thrivent Mid Cap Stock Fund, Thrivent Mid Cap Index Fund, Thrivent Partner International Stock Fund, Thrivent Large Cap Growth Fund, Thrivent Large Cap Value Fund, and Thrivent Large Cap Index Fund will consist primarily of capital gains and that distributions from Thrivent Moderately Conservative Allocation Fund, Thrivent Moderate Allocation Fund, Thrivent Large Cap Stock Fund, Thrivent High Yield Fund, Thrivent Income Fund, Thrivent Core Bond Fund, Thrivent Municipal Bond Fund, Thrivent Limited Maturity Bond Fund and Thrivent Money Market Fund will consist primarily of ordinary income. The distributions from Thrivent Real Estate Securities Fund, Thrivent Diversified Income Plus Fund and Thrivent Balanced Fund may consist of both capital gains and ordinary income, and there is a possibility that some of the distributions of Thrivent Real Estate Securities Fund and Thrivent Diversified Income Plus Fund may be classified as return of capital.

The tax you pay on a given capital gains distribution generally depends on how long a Fund has held the Fund securities it sold. It does not depend on how long you have owned your Fund shares or whether you reinvest your distributions or take them in cash.

Every year, the Funds will send you a statement detailing the tax status of all your distributions for the previous year. The tax statement for all Funds except Thrivent Real Estate Securities Fund and Thrivent Diversified Income Plus Fund will be mailed in January. The REIT investments of Thrivent Real Estate Securities Fund and Thrivent Diversified Income Plus Fund do not provide complete tax information until after the calendar year-end. Consequently, Thrivent Real Estate Securities Fund and Thrivent Diversified Income Plus Fund expect to send your tax statement in February.

The sale of shares in your account may produce a gain or loss, and is a taxable event. For tax purposes, an exchange between Funds is the same as a sale. You will not be required to pay federal income tax on (i) the automatic conversion of Class B shares to Class A shares or (ii) exchanges of Class A or Class B shares of a Fund for Institutional Class Shares of the same fund.

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Your investment in the Funds could have additional tax consequences. Please consult your tax professional for assistance.

By law, the Funds must withhold 28% of your distributions and proceeds as a prepayment of federal income tax if you have not provided complete, correct taxpayer information.

Thrivent Partner International Stock Fund

Foreign investments pose special tax issues for Thrivent Partner International Stock Fund and its shareholders. For example, certain gains and losses from currency fluctuations may be taxable as ordinary income. Also, certain foreign countries withhold some interest and dividends that otherwise would be payable to Thrivent Partner International Stock Fund. If the amount withheld is material, Thrivent Partner International Stock Fund may elect to pass through a credit to shareholders.

Thrivent Municipal Bond Fund

You will not be required to pay federal income tax on dividends of Thrivent Municipal Bond Fund that represent interest that the Fund earns on tax-exempt securities. The Fund may, however, invest a portion of its assets in securities that generate income that is not exempt from federal income tax or securities that are subject to the alternative minimum tax. In addition, income of the Fund that is exempt from federal income tax may be subject to state and local income tax. Any capital gains distributed by Thrivent Municipal Bond Fund will be subject to federal and state taxes.

Other Securities and Investment Practices

The principal investment strategies and risk factors of each Fund are outlined beginning on page 2. This section provides additional information about some of the securities and other practices in which certain Funds may engage, along with their associated risks. Each of the additional strategies in this section are non-principal strategies. The Thrivent Allocation Funds may not invest in these other strategies or engage in these other practices except to the extent permitted by rule or order of the SEC.

Repurchase agreements: Each of the Funds may buy securities with the understanding that the seller will buy them back with interest at a later date. If the seller is unable to honor its commitment to repurchase the securities, the Fund could lose money.

When-issued securities: Each Fund may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year. In addition, no income will be earned on these securities until they are actually delivered.

Exchange Traded Funds (ETFs). Each of the Funds except Thrivent Money Market Fund may invest in ETFs. ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed fund of securities designed to track a particular market index. Each Fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

Real Estate Investment Trusts (REITs): Each of the Funds except the Thrivent Money Market Fund may invest in REITs. REITs generally can be divided into three types: equity REITs, mortgage REITs and hybrid REITs (which combine the characteristics of equity REITs and mortgage REITs). Equity REITs will be affected by changes in the values of and incomes from the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. All types of REITs may be affected by changes in interest rates. REITs are subject to other risks as well, including the fact that REITs are dependent on specialized management skills which may affect their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders. REITs may have limited diversification and are subject to the risks associated with obtaining financing for real property. A REIT can pass its income through to shareholders or unitholders without any tax at the entity level if it complies with various requirements under the Internal Revenue Code. There is the risk that a REIT held by a Fund will fail to qualify for this tax-free pass-through treatment of its income. By investing in REITs indirectly through a Fund, in addition to bearing a proportionate share of the expenses of the Fund, you will also indirectly bear similar expenses of the REITs in which the Fund invests.

Zero coupons: Each of the Funds may invest in zero coupon securities. A zero coupon security is a debt security that is purchased and traded at discount to its face value because it pays no interest for some or all of its life. Interest, however, is reported as income to the Fund that has purchased the security and the Fund is required to distribute to shareholders an amount equal to the amount reported. Those distributions may require the Fund to liquidate Fund securities at a disadvantageous time.

Foreign securities: Each of the Funds may invest in foreign securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and

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fluctuations in currency exchange rates. These risks are usually higher in less developed countries. Each of the Funds except Thrivent Money Market Fund may use foreign currencies and related instruments to hedge its foreign investments.

In addition, foreign securities may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are less efficient. Even where a foreign security increases in price in its local currency, the appreciation may be diluted by the negative effect of exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

International exposure: Each of the Funds may have some international exposure (including emerging markets) in their investments. Many U.S. companies in which these Funds may invest generate significant revenues and earnings from abroad. As a result, these companies and the prices of their securities may be affected by weaknesses in global and regional economies and the relative value of foreign currencies to the U.S. dollar. These factors, taken as a whole, could adversely affect the price of Fund shares.

Foreign Currency Transactions: The Thrivent Partner International Stock Fund may conduct foreign currency exchange transactions, normally either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. The Fund will generally not enter into a forward contract with a term greater than one year.

Under unusual circumstances, the Fund may commit a substantial portion of its portfolio to the consummation of these contracts. Although forward contracts will be used primarily to protect the Fund from adverse currency movements, they also involve the risk that anticipated currency movements will not be accurately predicted, and Fund total return could be adversely affected as a result.

There are some markets where it is not possible to engage in effective foreign currency hedging. This is generally true, for example, for the currencies of various emerging markets where the foreign exchange markets are not sufficiently developed to permit hedging activity to take place.

Restricted and illiquid securities: Each of the Funds may invest to a limited extent in restricted or illiquid securities. Any securities that are thinly traded or whose resale is restricted can be difficult to sell at a desired time and price. Some of these securities are new and complex, and trade only among institutions. The markets for these securities are still developing and may not function as efficiently as established markets. Owning a large percentage of restricted or illiquid securities could hamper a Fund’s ability to raise cash to meet redemptions. Also, because there may not be an established market price for these securities, the Fund may have to estimate their value, which means that their valuation (and, to a much smaller extent, the valuation of the Fund) may have a subjective element.

Securities lending: Each of the Funds except Thrivent Money Market Fund may seek additional income by lending Fund securities to qualified institutions. By reinvesting any cash collateral it receives in these transactions, a Fund could realize additional gains or losses. If the borrower fails to return the securities and the invested collateral has declined in value, the Fund could lose money.

Derivatives: Each of the Funds except Thrivent Money Market Fund may invest in derivatives. Derivatives, a category that includes options, futures, swaps and hybrid instruments, are financial instruments whose value derives from another security, an index or a currency. Each Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives for hedging its positions in foreign securities. Each Fund may also use derivatives for speculation (investing for potential income or capital gain).

While hedging can guard against potential risks, it adds to the fund’s expenses and can eliminate some opportunities for gains. There is also a risk that a derivative intended as a hedge may not perform as expected.

The main risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

With some derivatives, whether used for hedging or speculation, there is also the risk that the counterparty may fail to honor its contract terms, causing a loss for the Fund. In addition, suitable derivative investments for hedging or speculative purposes may not be available.

Hybrid instruments (a type of potentially high-risk derivative) can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market or even relatively nominal rates. Under certain conditions, the redemption value of a hybrid could be zero.

Mortgage-backed and asset-backed securities: Each of the Funds may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities are securities that are backed by pools of mortgages and which pay income based on the payments of principal and income they receive from the underlying mortgages. Asset-backed securities are similar but are backed by other assets, such as pools of consumer loans. Both are sensitive to interest rate changes as well as to changes in the repayment patterns of the underlying securities. If the principal payment on the underlying asset is repaid faster or slower than the holder of the mortgage-backed or asset-backed security anticipates, the price of the security may fall, especially if the holder must reinvest the repaid principal at lower rates or must continue to hold the securities when interest rates rise.

99

High yield bonds: Each of the Funds except Thrivent Money Market Fund may invest in high yield bonds including defaulted high yield securities. Thrivent Municipal Bond Fund limits its investment in high yield bonds to no more than 5% of its net assets. High yield bonds are debt securities rated below BBB by S&P or Baa by Moody’s or unrated securities deemed to be of comparable quality by the Adviser. To the extent that a Fund invests in high yield bonds, it takes on the following risks:

•	The risk of a bond’s issuer defaulting on principal or interest payments is greater than on higher quality bonds.
•	Issuers of high yield bonds are less secure financially and are more likely to be hurt by interest rate increases and declines in the health of the issuer or the economy.

Government bonds and municipal bonds: Each of the Funds may invest in government bonds and municipal bonds. As a result, the Fund’s performance may be affected by political and economic conditions at the state, regional or Federal level. These may include budgetary problems, declines in the tax base and other factors that may cause rating agencies to downgrade the credit ratings on certain issues.

Securities ratings: When fixed-income securities are rated by one or more independent rating agencies, a Fund uses these ratings to determine bond quality. Investment grade bonds are those that are rated within or above the BBB major rating category by S&P or the Baa major rating category by Moody’s, or unrated but considered of equivalent quality by the Fund’s adviser. High-yield bonds are below investment grade bonds in terms of quality.

In cases where a bond is rated in conflicting categories by different rating agencies, a Fund (other than Thrivent Money Market Fund) may choose to follow the higher rating. If a bond is unrated, the Fund may assign it to a given category based on its own credit research. If a rating agency downgrades a security, the Fund will determine whether to hold or sell the security, depending on all of the facts and circumstances at that time.

Short-term trading: The investment strategy for each Fund at times may include short-term trading. While a Fund ordinarily does not trade securities for short-term profits, it will sell any security at any time it believes best, which may result in short-term trading. Short-term trading can increase a Fund’s transaction costs and may increase your tax liability. Thrivent Small Cap Stock Fund, Thrivent Mid Cap Growth Fund, Thrivent Large Cap Growth Fund, Thrivent Balanced Fund, Thrivent Income Fund, Thrivent Core Bond Fund, and Thrivent Limited Maturity Bond Fund had portfolio turnover rates of over 100% for their most recent fiscal year. The portfolio turnover rate for Thrivent Small Cap Stock Fund, Thrivent Mid Cap Growth Fund, and Thrivent Large Cap Growth Fund reflects the investment adviser’s relatively active management style for those Funds. The portfolio turnover rate for Thrivent Balanced Fund, Thrivent Income Fund, Thrivent Core Bond Fund, and Thrivent Limited Maturity Bond Fund reflects the mortgage dollar roll program that the investment adviser uses in its investment strategy for those Funds. A mortgage dollar roll program involves the purchase and sale of mortgage-backed securities.

Initial public offerings: Each of the Funds may purchase securities in initial public offerings (IPOs) of securities. IPOs issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile, but they can result in very large gains in their initial trading. Thus, when the Fund’s size is smaller, any gains from IPOs will have an exaggerated impact on the Fund’s reported performance than when the Fund is larger. Attractive IPOs are often oversubscribed and may not be available to the Fund, or only in very limited quantities. There can be no assurance that a Fund will have favorable IPO investment opportunities.

Defensive investing: In response to market, economic, political or other conditions, each Fund may invest without limitation in cash, preferred stocks, or investment-grade debt securities for temporary defensive purposes. If the Fund does this, different factors could affect the Fund’s performance and it may not achieve its investment objective.

Unusual opportunities. Each of the Funds may purchase some securities that do not meet its normal investment criteria when the investment adviser or subadviser perceives an unusual opportunity for gain, which could include a variety of factors, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities. If the anticipated gains do not materialize, the Fund could lose money from such an investment.

Fund-of-Funds Risk. The Thrivent Allocation Funds allocate their assets among certain of the other Funds (“Underlying Funds”). From time to time, one or more of the Underlying Funds may experience relatively large investments or redemptions due to reallocations or rebalancings by the Thrivent Allocation Funds or other investors. These transactions may affect the Underlying Funds since Underlying Funds that experience redemptions as a result of reallocations or rebalancings may have to sell Fund securities and since Underlying Funds that receive additional cash will have to invest such cash. These effects may be particularly important when one or more of the Thrivent Allocation Funds owns a substantial portion of any Underlying Fund. While it is impossible to predict the overall impact of these transactions over time, the performance of an Underlying Fund may be adversely affected if the Underlying Fund is required to sell securities or invest cash at inopportune times. These transactions could also increase transaction costs and accelerate the realization of taxable income if sales of securities resulted in gains. Because the Thrivent Allocation Funds may own substantial portions of some Underlying Funds, a redemption or reallocation by a Thrivent Allocation Fund away from an Underlying Fund could cause the Underlying Fund’s expenses to increase. As an investor in an Underlying Fund, a Thrivent Allocation Fund will bear its ratable share of the Underlying Fund’s expenses, in addition to the expenses of the Thrivent Allocation Fund with respect to the assets so invested.

100

Financial Highlights

The financial highlights tables for each of the Funds are intended to help you understand the Funds’ financial performance for the past five complete fiscal years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose reports, along with the Funds’ financial statements, are included in the Annual Reports to Shareholders for the fiscal year ended October 31, 2006 (for all funds except Thrivent Real Estate Securities Fund and Thrivent Diversified Income Plus Fund) and December 31, 2006 (for Thrivent Real Estate Securities Fund and Thrivent Diversified Income Plus Fund), which are available upon request. The financial highlights should be read in conjunction with the financial statements and notes thereto. The tables do not show the effect of a sales charge for any of the Funds.

101

Thrivent Mutual Funds

Financial Highlights

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD(a)

		Income from Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(b)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions
AGGRESSIVE ALLOCATION FUND
Class A Share
Year Ended 10/31/2006	$10.37	$0.15	$ 1.49	$ 1.64	$(0.13)	$—	$(0.13)
Year Ended 10/31/2005(e)	10.00	(0.01)	0.38	0.37	—	—	—

MODERATELY AGGRESSIVE ALLOCATION FUND
Class A Share
Year Ended 10/31/2006	10.31	0.19	1.35	1.54	(0.13)	—	(0.13)
Year Ended 10/31/2005(e)	10.00	0.01	0.30	0.31	—	—	—

MODERATE ALLOCATION FUND
Class A Share
Year Ended 10/31/2006	10.22	0.27	1.08	1.35	(0.27)	—	(0.27)
Year Ended 10/31/2005(e)	10.00	0.02	0.22	0.24	(0.02)	—	(0.02)

MODERATELY CONSERVATIVE ALLOCATION FUND
Class A Share
Year Ended 10/31/2006	10.13	0.32	0.77	1.09	(0.31)	—	(0.31)
Year Ended 10/31/2005(e)	10.00	0.04	0.11	0.15	(0.02)	—	(0.02)

TECHNOLOGY FUND
Class A Share
Year Ended 10/31/2006	3.48	(0.03)	0.28	0.25	—	—	—
Year Ended 10/31/2005	3.28	(0.01)	0.21	0.20	—	—	—
Period Ended 10/31/2004(f)	3.20	(0.02)	0.10	0.08	—	—	—
Year Ended 4/30/2004	2.50	(0.03)	0.73	0.70	—	—	—
Year Ended 4/30/2003	3.15	(0.05)	(0.60)	(0.65)	—	—	—
Year Ended 4/30/2002	5.13	(0.06)	(1.92)	(1.98)	—	—	—

Class B Shares
Year Ended 10/31/2006	3.34	(0.07)	0.29	0.22	—	—	—
Year Ended 10/31/2005	3.16	(0.03)	0.21	0.18	—	—	—
Period Ended 10/31/2004(f)	3.09	(0.03)	0.10	0.07	—	—	—
Year Ended 4/30/2004	2.43	(0.04)	0.70	0.66	—	—	—
Year Ended 4/30/2003	3.09	(0.06)	(0.60)	(0.66)	—	—	—
Year Ended 4/30/2002	5.10	(0.09)	(1.92)	(2.01)	—	—	—

(a)	All per share amounts have been rounded to the nearest cent.
(b)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)	Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.

102

Thrivent Mutual Funds

Financial Highlights – continued

RATIOS/SUPPLEMENTAL DATA
			Ratio to Average Net Assets(d)		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly(d)
Net Asset Value, End of Period	Total Return(c)	Net Assets End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$11.88	15.95%	$176.0	0.10%	0.78%	0.81%	0.07%	8%
10.37	3.70%	25.2	0.89%	(0.60)%	1.62%	(1.34)%	3%

11.72	15.05%	423.0	0.08%	1.60%	0.67%	1.01%	10%
10.31	3.10%	63.2	0.44%	0.45%	1.03%	(0.14)%	4%

11.30	13.40%	442.8	0.04%	2.44%	0.61%	1.88%	10%
10.22	2.36%	76.2	0.27%	1.30%	0.90%	0.67%	3%

10.91	10.94%	156.9	0.01%	3.19%	0.65%	2.55%	5%
10.13	1.53%	32.9	0.34%	2.04%	1.21%	1.17%	4%

3.73	7.18%	40.1	1.45%	(0.78)%	1.97%	(1.30)%	126%
3.48	6.10%	42.7	1.52%	(0.40)%	2.04%	(0.92)%	37%
3.28	2.50%	42.5	1.70%	(1.32)%	2.22%	(1.84)%	23%
3.20	28.00%	41.5	1.36%	(1.02)%	2.19%	(1.85)%	67%
2.50	(20.63)%	29.3	2.39%	(2.09)%	2.75%	(2.45)%	67%
3.15	(38.60)%	31.4	2.29%	(2.05)%	2.33%	(2.09)%	57%

3.56	6.59%	2.4	1.94%	(1.27)%	2.95%	(2.28)%	126%
3.34	5.70%	3.5	2.07%	(0.91)%	3.08%	(1.93)%	37%
3.16	2.27%	4.0	2.32%	(1.94)%	3.34%	(2.96)%	23%
3.09	27.16%	3.9	1.85%	(1.51)%	3.36%	(3.02)%	67%
2.43	(21.36)%	2.6	3.50%	(3.20)%	4.12%	(3.82)%	67%
3.09	(39.41)%	2.6	3.25%	(3.01)%	3.29%	(3.05)%	57%

(d)	Computed on an annualized basis for periods less than one year.
(e)	Since fund inception, June 30, 2005.
(f)	For the period from May 1, 2004 to October 31, 2004.

103

Thrivent Mutual Funds

Financial Highlights – continued

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD(a)

		Income from Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(b)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions
PARTNER SMALL CAP GROWTH FUND
Class A Share
Year Ended 10/31/2006	$10.28	$(0.03)	$ 1.44	$ 1.41	$—	$—	$—
Year Ended 10/31/2005(e)	10.00	(0.04)	0.32	0.28	—	—	—

PARTNER SMALL CAP VALUE FUND
Class A Share
Year Ended 10/31/2006	14.06	0.07	2.46	2.53	(0.04)	(0.90)	(0.94)
Year Ended 10/31/2005	14.27	0.04	1.61	1.65	(0.01)	(1.85)	(1.86)
Period Ended 10/31/2004(f)	13.58	0.01	1.02	1.03	—	(0.34)	(0.34)
Year Ended 4/30/2004	9.33	(0.05)	4.30	4.25	—	—	—
Year Ended 4/30/2003	11.65	(0.07)	(2.18)	(2.25)	—	(0.07)	(0.07)
Year Ended 4/30/2002(g)	10.00	(0.05)	1.70	1.65	—	—	—

Class B Shares
Year Ended 10/31/2006	13.50	(0.08)	2.37	2.29	—	(0.90)	(0.90)
Year Ended 10/31/2005	13.88	(0.10)	1.57	1.47	—	(1.85)	(1.85)
Period Ended 10/31/2004(f)	13.29	(0.06)	0.99	0.93	—	(0.34)	(0.34)
Year Ended 4/30/2004	9.21	(0.14)	4.22	4.08	—	—	—
Year Ended 4/30/2003	11.59	(0.12)	(2.19)	(2.31)	—	(0.07)	(0.07)
Year Ended 4/30/2002(g)	10.00	(0.11)	1.70	1.59	—	—	—

SMALL CAP STOCK FUND
Class A Share
Year Ended 10/31/2006	17.79	(0.05)	2.68	2.63	—	(1.94)	(1.94)
Year Ended 10/31/2005	16.39	(0.08)	2.30	2.22	—	(0.82)	(0.82)
Period Ended 10/31/2004(f)	16.39	(0.04)	0.99	0.95	—	(0.95)	(0.95)
Year Ended 4/30/2004	11.55	(0.11)	4.95	4.84	—	—	—
Year Ended 4/30/2003	14.82	(0.09)	(3.18)	(3.27)	—	—	—
Year Ended 4/30/2002	13.39	(0.09)	1.60	1.51	—	(0.08)	(0.08)

Class B Shares
Year Ended 10/31/2006	16.18	(0.30)	2.50	2.20	—	(1.94)	(1.94)
Year Ended 10/31/2005	15.11	(0.27)	2.16	1.89	—	(0.82)	(0.82)
Period Ended 10/31/2004(f)	15.26	(0.11)	0.91	0.80	—	(0.95)	(0.95)
Year Ended 4/30/2004	10.86	(0.26)	4.66	4.40	—	—	—
Year Ended 4/30/2003	14.08	(0.26)	(2.96)	(3.22)	—	—	—
Year Ended 4/30/2002	12.86	(0.24)	1.54	1.30	—	(0.08)	(0.08)

(a)	All per share amounts have been rounded to the nearest cent.
(b)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)	Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.

104

Thrivent Mutual Funds

Financial Highlights – continued

RATIOS /SUPPLEMENTAL DATA
			Ratio to Average Net Assets(d)		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly(d)
Net Asset Value, End of Period	Total Return(c)	Net Assets End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$11.69	13.72%	$ 12.0	0.91%	(0.31)%	1.72%	(1.12)%	109%
10.28	2.80%	9.5	1.61%	(1.16)%	2.42%	(1.97)%	37%

15.65	19.08%	79.8	0.95%	0.51%	1.46%	(0.01)%	22%
14.06	12.13%	74.5	1.04%	0.26%	1.55%	(0.25)%	53%
14.27	7.60%	61.4	1.10%	0.61%	1.61%	0.10%	100%
13.58	45.55%	50.6	1.32%	(0.46)%	1.84%	(0.98)%	80%
9.33	(19.38)%	27.7	1.86%	(0.88)%	2.05%	(1.07)%	147%
11.65	16.50%	22.3	2.12%	(1.19)%	2.16%	(1.23)%	50%

14.89	17.99%	5.5	1.88%	(0.42)%	2.40%	(0.93)%	22%
13.50	11.03%	5.5	2.02%	(0.72)%	2.53%	(1.23)%	53%
13.88	7.01%	5.4	2.10%	(0.41)%	2.61%	(0.92)%	100%
13.29	44.30%	5.7	2.20%	(1.33)%	2.73%	(1.86)%	80%
9.21	(20.00)%	2.9	2.71%	(1.73)%	2.91%	(1.93)%	147%
11.59	15.90%	2.3	2.86%	(1.93)%	2.90%	(1.97)%	50%

18.48	16.04%	457.5	1.27%	(0.28)%	1.29%	(0.30)%	92%
17.79	13.81%	440.6	1.32%	(0.45)%	1.33%	(0.47)%	114%
16.39	5.88%	397.3	1.36%	(0.49)%	1.38%	(0.51)%	52%
16.39	41.90%	379.5	1.38%	(0.71)%	1.40%	(0.73)%	106%
11.55	(22.06)%	266.7	1.47%	(0.78)%	1.49%	(0.80)%	97%
14.82	11.29%	344.3	1.36%	(0.69)%	1.37%	(0.70)%	59%

16.44	14.86%	16.3	2.30%	(1.29)%	2.32%	(1.31)%	92%
16.18	12.75%	20.5	2.32%	(1.47)%	2.34%	(1.49)%	114%
15.11	5.31%	25.1	2.39%	(1.52)%	2.41%	(1.54)%	52%
15.26	40.52%	25.3	2.42%	(1.75)%	2.44%	(1.77)%	106%
10.86	(22.87)%	21.1	2.45%	(1.75)%	2.47%	(1.77)%	97%
14.08	10.11%	33.8	2.39%	(1.72)%	2.41%	(1.74)%	59%

(d)	Computed on an annualized basis for periods less than one year.
(e)	Since fund inception, June 30, 2005.
(f)	For the period from May 1, 2004 to October 31, 2004.
(g)	Since fund inception, July 17, 2001.

105

Thrivent Mutual Funds

Financial Highlights – continued

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD(a)

		Income from Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(b)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions
SMALL CAP INDEX FUND
Class A Share
Year Ended 10/31/2006	$14.28	$0.03	$ 2.09	$ 2.12	$(0.02)	$(0.27)	$(0.29)
Year Ended 10/31/2005	12.63	0.03	1.74	1.77	(0.02)	(0.10)	(0.12)
Period Ended 10/31/2004(e)	12.26	0.02	0.85	0.87	—	(0.50)	(0.50)
Year Ended 4/30/2004	8.89	(0.01)	3.42	3.41	—	(0.04)	(0.04)
Year Ended 4/30/2003	11.42	(0.04)	(2.43)	(2.47)	—	(0.06)	(0.06)
Year Ended 4/30/2002	10.03	(0.07)	1.52	1.45	—	(0.06)	(0.06)

MID CAP GROWTH FUND
Class A Share
Year Ended 10/31/2006	14.59	(0.06)	1.64	1.58	—	—	—
Year Ended 10/31/2005	12.75	(0.10)	1.94	1.84	—	—	—
Year Ended 10/31/2004	12.35	(0.02)	0.42	0.40	—	—	—
Year Ended 10/31/2003	9.50	(0.15)	3.00	2.85	—	—	—
Year Ended 10/31/2002	11.43	(0.13)	(1.80)	(1.93)	—	—	—

Class B Shares
Year Ended 10/31/2006	13.64	(0.34)	1.66	1.32	—	—	—
Year Ended 10/31/2005	12.05	(0.27)	1.86	1.59	—	—	—
Year Ended 10/31/2004	11.78	(0.19)	0.46	0.27	—	—	—
Year Ended 10/31/2003	9.13	(0.24)	2.89	2.65	—	—	—
Year Ended 10/31/2002	11.06	(0.13)	(1.80)	(1.93)	—	—	—

PARTNER MID CAP VALUE FUND
Class A Share
Year Ended 10/31/2006	10.13	0.17	1.57	1.74	(0.04)	—	(0.04)
Year Ended 10/31/2005(f)	10.00	—	0.13	0.13	—	—	—

MID CAP STOCK FUND
Class A Share
Year Ended 10/31/2006	17.85	0.02	2.55	2.57	—	(1.81)	(1.81)
Year Ended 10/31/2005	14.74	—	3.11	3.11	—	—	—
Period Ended 10/31/2004(e)	13.96	(0.02)	0.80	0.78	—	—	—
Year Ended 4/30/2004	10.74	(0.05)	3.27	3.22	—	—	—
Year Ended 4/30/2003	13.01	(0.02)	(2.25)	(2.27)	—	—	—
Year Ended 4/30/2002	14.73	(0.03)	(1.31)	(1.34)	—	(0.38)	(0.38)

Class B Shares
Year Ended 10/31/2006	16.08	(0.24)	2.36	2.12	—	(1.81)	(1.81)
Year Ended 10/31/2005	13.42	(0.19)	2.85	2.66	—	—	—
Period Ended 10/31/2004(e)	12.78	(0.09)	0.73	0.64	—	—	—
Year Ended 4/30/2004	9.95	(0.19)	3.02	2.83	—	—	—
Year Ended 4/30/2003	12.20	(0.18)	(2.07)	(2.25)	—	—	—
Year Ended 4/30/2002	14.00	(0.17)	(1.25)	(1.42)	—	(0.38)	(0.38)

(a)	All per share amounts have been rounded to the nearest cent.
(b)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)	Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.

106

Thrivent Mutual Funds

Financial Highlights – continued

RATIOS /SUPPLEMENTAL DATA
			Ratio to Average Net Assets(d)		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly(d)
Net Asset Value, End of Period	Total Return(c)	Net Assets End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$16.11	15.08%	$ 48.0	0.95%	0.21%	1.09%	0.07%	16%
14.28	14.05%	46.9	0.95%	0.21%	1.18%	(0.02)%	17%
12.63	7.11%	35.4	0.95%	0.43%	1.37%	0.01%	17%
12.26	38.37%	34.4	1.04%	(0.13)%	1.25%	(0.34)%	18%
8.89	(21.69)%	20.5	1.35%	(0.44)%	1.40%	(0.49)%	18%
11.42	14.53%	21.6	1.51%	(0.77)%	1.51%	(0.77)%	18%

16.17	10.83%	264.6	1.19%	(0.37)%	1.21%	(0.38)%	156%
14.59	14.43%	269.0	1.26%	(0.71)%	1.28%	(0.72)%	146%
12.75	3.24%	250.7	1.36%	(0.95)%	1.36%	(0.95)%	154%
12.35	29.86%	113.1	1.88%	(1.51)%	1.94%	(1.57)%	76%
9.50	(16.80)%	86.2	1.54%	(1.17)%	1.89%	(1.52)%	55%

14.96	9.68%	26.4	2.27%	(1.43)%	2.28%	(1.45)%	156%
13.64	13.20%	36.1	2.31%	(1.75)%	2.44%	(1.88)%	146%
12.05	2.29%	45.0	2.32%	(1.91)%	2.32%	(1.91)%	154%
11.78	29.03%	37.2	2.63%	(2.27)%	2.69%	(2.33)%	76%
9.13	(17.45)%	31.1	2.29%	(1.92)%	2.64%	(2.27)%	55%

11.83	17.19%	7.6	0.31%	1.67%	1.86%	0.12%	43%
10.13	1.30%	5.1	1.61%	0.08%	3.10%	(1.41)%	15%

18.61	15.37%	976.3	1.17%	0.12%	1.18%	0.11%	193%
17.85	21.10%	928.0	1.21%	(0.02)%	1.22%	(0.03)%	96%
14.74	5.59%	808.8	1.24%	(0.30)%	1.25%	(0.31)%	46%
13.96	29.98%	789.9	1.26%	(0.36)%	1.27%	(0.37)%	123%
10.74	(17.45)%	643.8	1.30%	(0.18)%	1.31%	(0.19)%	48%
13.01	(9.36)%	836.5	1.22%	(0.25)%	1.23%	(0.26)%	97%

16.39	14.15%	18.6	2.24%	(0.93)%	2.25%	(0.94)%	193%
16.08	19.82%	24.0	2.28%	(1.10)%	2.29%	(1.12)%	96%
13.42	5.01%	27.0	2.35%	(1.41)%	2.36%	(1.42)%	46%
12.78	28.44%	26.8	2.44%	(1.55)%	2.45%	(1.56)%	123%
9.95	(18.44)%	22.8	2.50%	(1.38)%	2.51%	(1.39)%	48%
12.20	(10.44)%	33.1	2.38%	(1.41)%	2.39%	(1.42)%	97%

(d)	Computed on an annualized basis for periods less than one year.
(e)	For the period from May 1, 2004, to October 31, 2004.
(f)	Since fund inception, June 30, 2005.

107

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	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD(a)

		Income from Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(b)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions
MID CAP INDEX FUND
Class A Share
Year Ended 10/31/2006	$13.77	$0.08	$ 1.56	$ 1.64	$(0.06)	$(0.88)	$(0.94)
Year Ended 10/31/2005	11.86	0.08	1.91	1.99	(0.03)	(0.05)	(0.08)
Period Ended 10/31/2004(e)	11.48	0.01	0.37	0.38	—	—	—
Year Ended 4/30/2004	8.65	0.01	2.82	2.83	—	—	—
Year Ended 4/30/2003	10.71	—	(1.97)	(1.97)	—	(0.09)	(0.09)
Year Ended 4/30/2002	10.24	(0.03)	0.53	0.50	—	(0.03)	(0.03)

PARTNER INTERNATIONAL STOCK FUND
Class A Share
Year Ended 10/31/2006	10.57	0.14	2.34	2.48	(0.11)	—	(0.11)
Year Ended 10/31/2005	9.10	0.11	1.36	1.47	—	—	—
Year Ended 10/31/2004	8.19	0.02	0.93	0.95	(0.04)	—	(0.04)
Year Ended 10/31/2003	6.84	(0.02)	1.37	1.35	—	—	—
Year Ended 10/31/2002	8.00	(0.03)	(1.13)	(1.16)	—	—	—

Class B Shares
Year Ended 10/31/2006	10.16	(0.01)	2.28	2.27	—	—	—
Year Ended 10/31/2005	8.86	(0.02)	1.32	1.30	—	—	—
Year Ended 10/31/2004	8.00	(0.11)	0.97	0.86	—	—	—
Year Ended 10/31/2003	6.74	(0.08)	1.34	1.26	—	—	—
Year Ended 10/31/2002	7.94	(0.05)	(1.15)	(1.20)	—	—	—

LARGE CAP GROWTH FUND
Class A Share
Year Ended 10/31/2006	4.90	0.01	0.40	0.41	—	—	—
Year Ended 10/31/2005	4.45	0.02	0.43	0.45	—	—	—
Year Ended 10/31/2004	4.30	0.06	0.11	0.17	(0.02)	—	(0.02)
Year Ended 10/31/2003	3.58	(0.02)	0.74	0.72	—	—	—
Year Ended 10/31/2002	4.54	—	(0.96)	(0.96)	—	—	—

Class B Shares
Year Ended 10/31/2006	4.64	(0.06)	0.39	0.33	—	—	—
Year Ended 10/31/2005	4.25	(0.04)	0.43	0.39	—	—	—
Year Ended 10/31/2004	4.13	—	0.12	0.12	—	—	—
Year Ended 10/31/2003	3.46	(0.04)	0.71	0.67	—	—	—
Year Ended 10/31/2002	4.43	(0.04)	(0.93)	(0.97)	—	—	—

(a)	All per share amounts have been rounded to the nearest cent.
(b)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)	Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.

108

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RATIOS /SUPPLEMENTAL DATA
			Ratio to Average Net Assets(d)		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly(d)
Net Asset Value, End of Period	Total Return(c)	Net Assets End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$14.47	12.37%	$ 61.6	0.90%	0.57%	1.00%	0.46%	12%
13.77	16.80%	62.5	0.90%	0.62%	1.07%	0.45%	23%
11.86	3.33%	49.2	0.92%	(0.10)%	1.23%	(0.41)%	8%
11.48	32.72%	38.5	1.12%	0.09%	1.24%	(0.03)%	30%
8.65	(18.36)%	29.0	1.21%	(0.03)%	1.21%	(0.03)%	16%
10.71	4.94%	29.2	1.36%	(0.31)%	1.36%	(0.31)%	15%

12.94	23.63%	337.5	1.33%	1.08%	1.34%	1.07%	50%
10.57	16.18%	304.8	1.44%	1.10%	1.45%	1.09%	43%
9.10	11.65%	243.7	1.70%	0.33%	1.70%	0.33%	126%
8.19	19.69%	59.8	2.46%	(0.27)%	2.58%	(0.39)%	27%
6.84	(14.51)%	54.6	2.15%	(0.39)%	2.38%	(0.62)%	22%

12.43	22.34%	14.4	2.42%	(0.03)%	2.43%	(0.03)%	50%
10.16	14.67%	16.1	2.62%	(0.13)%	2.63%	(0.14)%	43%
8.86	10.72%	19.5	2.79%	(0.76)%	2.79%	(0.76)%	126%
8.00	18.81%	10.8	3.21%	(1.01)%	3.33%	(1.13)%	27%
6.74	(15.20)%	10.3	2.90%	(1.14)%	3.23%	(1.37)%	22%

5.31	8.46%	134.0	0.76%	0.26%	1.57%	(0.55)%	138%
4.90	10.16%	130.9	0.87%	0.37%	1.68%	(0.44)%	106%
4.45	3.90%	83.6	0.51%	0.35%	1.68%	(0.82)%	100%
4.30	20.25%	28.0	1.40%	(0.41)%	2.56%	(1.57)%	111%
3.58	(21.23)%	21.6	1.89%	(1.02)%	2.54%	(1.67)%	59%

4.97	7.11%	12.1	1.87%	(0.84)%	2.67%	(1.65)%	138%
4.64	9.18%	15.8	2.05%	(0.69)%	2.86%	(1.50)%	106%
4.25	2.84%	17.7	1.39%	(0.53)%	2.60%	(1.74)%	100%
4.13	19.34%	10.6	2.15%	(1.16)%	3.31%	(2.32)%	111%
3.46	(21.82)%	7.9	2.64%	(1.77)%	3.29%	(2.42)%	59%

(d)	Computed on an annualized basis for periods less than one year.
(e)	For the period from May 1, 2004, to October 31, 2004.

109

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	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD(a)

		Income from Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(b)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Return of Capital
LARGE CAP VALUE FUND
Class A Share
Year Ended 10/31/2006	$14.49	$0.21	$ 2.53	$ 2.74	$(0.17)	$(0.21)	$—
Year Ended 10/31/2005	13.15	0.17	1.23	1.40	(0.06)	—	—
Year Ended 10/31/2004	11.79	0.20	1.34	1.54	(0.18)	—	—
Year Ended 10/31/2003	10.07	0.08	1.69	1.77	(0.05)	—	—
Year Ended 10/31/2002	12.20	0.05	(2.13)	(2.08)	(0.05)	—	—

Class B Shares
Year Ended 10/31/2006	14.25	0.04	2.49	2.53	—	(0.21)	—
Year Ended 10/31/2005	13.03	—	1.22	1.22	—	—	—
Year Ended 10/31/2004	11.66	(0.02)	1.43	1.41	(0.04)	—	—
Year Ended 10/31/2003	9.98	(0.01)	1.69	1.68	—	—	—
Year Ended 10/31/2002	12.14	—	(2.16)	(2.16)	—	—	—

LARGE CAP STOCK FUND
Class A Share
Year Ended 10/31/2006	25.93	0.25	2.88	3.13	(0.17)	(0.28)	—
Year Ended 10/31/2005	23.93	0.24	1.91	2.15	(0.15)	—	—
Period Ended 10/31/2004(e)	29.15	0.04	0.21	0.25	(0.03)	(5.44)	—
Year Ended 4/30/2004	25.39	0.11	3.75	3.86	(0.10)	—	—
Year Ended 4/30/2003	29.84	0.10	(4.48)	(4.38)	(0.07)	—	—
Year Ended 4/30/2002	34.82	0.05	(4.86)	(4.81)	(0.09)	(0.08)	—

Class B Shares
Year Ended 10/31/2006	24.00	0.01	2.67	2.68	—	(0.28)	—
Year Ended 10/31/2005	22.21	0.03	1.76	1.79	—	—	—
Period Ended 10/31/2004(e)	27.55	(0.08)	0.18	0.10	—	(5.44)	—
Year Ended 4/30/2004	24.19	(0.23)	3.59	3.36	—	—	—
Year Ended 4/30/2003	28.67	(0.28)	(4.20)	(4.48)	—	—	—
Year Ended 4/30/2002	33.71	(0.27)	(4.69)	(4.96)	—	(0.08)	—

LARGE CAP INDEX FUND
Class A Share
Year Ended 10/31/2006	8.35	0.13	1.16	1.29	(0.11)	(0.01)	—
Year Ended 10/31/2005	7.78	0.12	0.53	0.65	(0.08)	—	—
Period Ended 10/31/2004(e)	7.61	0.04	0.16	0.20	(0.03)	—	—
Year Ended 4/30/2004	6.30	0.08	1.31	1.39	(0.08)	—	—
Year Ended 10/31/2003	7.32	0.05	(1.05)	(1.00)	(0.02)	—	—
Year Ended 10/31/2002	8.49	—	(1.17)	(1.17)	—	—	—

REAL ESTATE SECURITIES FUND
Class A Share
Year Ended 12/31/2006	10.42	0.23	3.30	3.53	(0.26)	(0.31)	(0.04)
Period Ended 12/31/2005(f)	10.00	0.11	0.48	0.59	(0.11)	(0.04)	(0.02)

(a)	All per share amounts have been rounded to the nearest cent.
(b)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)	Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.

110

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RATIOS /SUPPLEMENTAL DATA
				Ratio to Average Net Assets(d)		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly(d)
Total Distributions	Net Asset Value, End of Period	Total Return(c)	Net Assets End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$(0.38)	$16.85	19.32%	$ 332.1	1.00%	1.28%	1.02%	1.26%	45%
(0.06)	14.49	10.64%	321.2	1.03%	1.15%	1.04%	1.14%	53%
(0.18)	13.15	13.12%	290.0	0.88%	1.05%	1.09%	0.84%	51%
(0.05)	11.79	17.72%	28.4	1.28%	0.71%	2.06%	(0.07)%	64%
(0.05)	10.07	(17.22)%	22.9	1.37%	0.48%	2.02%	(0.17)%	109%

(0.21)	16.57	17.96%	14.5	2.12%	0.17%	2.14%	0.15%	45%
—	14.25	9.36%	16.9	2.21%	0.00%	2.23%	(0.02)%	53%
(0.04)	13.03	12.10%	19.3	1.70%	0.22%	2.23%	(0.31)%	51%
—	11.66	16.78%	9.1	2.03%	(0.05)%	2.81%	(0.83)%	64%
—	9.98	(17.79)%	7.0	2.12%	(0.27)%	2.77%	(0.92)%	109%

(0.45)	28.61	12.18%	3,107.2	1.00%	0.88%	1.00%	0.88%	67%
(0.15)	25.93	9.00%	3,332.0	1.00%	0.93%	1.01%	0.92%	46%
(5.47)	23.93	1.27%	3,435.1	1.02%	0.41%	1.02%	0.41%	43%
(0.10)	29.15	15.23%	2,807.4	1.01%	0.37%	1.01%	0.37%	22%
(0.07)	25.39	(14.66)%	2,598.2	1.02%	0.38%	1.02%	0.38%	5%
(0.17)	29.84	(13.86)%	3,385.5	0.95%	0.16%	0.95%	0.16%	3%

(0.28)	26.40	11.23%	69.0	1.89%	0.01%	2.21%	(0.31)%	67%
—	24.00	8.06%	91.9	1.89%	0.11%	2.22%	(0.22)%	46%
(5.44)	22.21	0.72%	122.9	2.00%	(0.57)%	2.23%	(0.80)%	43%
—	27.55	13.89%	75.3	2.17%	(0.79)%	2.17%	(0.79)%	22%
—	24.19	(15.63)%	81.2	2.16%	(0.75)%	2.16%	(0.75)%	5%
(0.08)	28.67	(14.73)%	126.4	1.97%	(0.86)%	1.97%	(0.86)%	3%

(0.12)	9.52	15.56%	92.3	0.60%	1.37%	0.91%	1.05%	7%
(0.08)	8.35	8.33%	94.3	0.60%	1.49%	0.94%	1.15%	9%
(0.03)	7.78	2.62%	76.3	0.57%	0.64%	1.08%	0.13%	5%
(0.08)	7.61	22.09%	51.2	0.41%	1.28%	1.17%	0.52%	6%
(0.02)	6.30	(13.58)%	27.8	0.93%	0.86%	1.18%	0.61%	16%
—	7.32	(13.78)%	30.2	1.29%	0.08%	1.29%	0.08%	4%

(0.61)	13.34	34.27%	24.3	0.48%	2.01%	1.60%	0.89%	70%
(0.17)	10.42	5.90%	10.0	1.06%	2.30%	2.30%	1.07%	16%

(d)	Computed on an annualized basis for periods less than one year.
(e)	For the period from May 1, 2004, to October 31, 2004.
(f)	Since inception, June 30, 2005.

111

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	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD(a)

		Income from Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(b)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions
BALANCED FUND
Class A Share
Year Ended 10/31/2006	$12.18	$0.21	$ 1.09	$ 1.30	$(0.21)	$(0.32)	$(0.53)
Year Ended 10/31/2005	11.81	0.20	0.57	0.77	(0.22)	(0.18)	(0.40)
Period Ended 10/31/2004(e)	11.65	0.09	0.17	0.26	(0.10)	—	(0.10)
Year Ended 4/30/2004	10.75	0.17	0.92	1.09	(0.19)	—	(0.19)
Year Ended 4/30/2003	11.52	0.19	(0.76)	(0.57)	(0.20)	—	(0.20)
Year Ended 4/30/2002	12.41	0.26	(0.88)	(0.62)	(0.27)	—	(0.27)

Class B Shares
Year Ended 10/31/2006	12.13	0.10	1.07	1.17	(0.09)	(0.32)	(0.41)
Year Ended 10/31/2005	11.76	0.09	0.56	0.65	(0.10)	(0.18)	(0.28)
Period Ended 10/31/2004(e)	11.60	0.03	0.17	0.20	(0.04)	—	(0.04)
Year Ended 4/30/2004	10.70	0.06	0.92	0.98	(0.08)	—	(0.08)
Year Ended 4/30/2003	11.47	0.11	(0.76)	(0.65)	(0.12)	—	(0.12)
Year Ended 4/30/2002	12.35	0.15	(0.87)	(0.72)	(0.16)	—	(0.16)

HIGH YIELD FUND
Class A Share
Year Ended 10/31/2006	5.03	0.38	0.05	0.43	(0.38)	—	(0.38)
Year Ended 10/31/2005	5.24	0.38	(0.20)	0.18	(0.39)	—	(0.39)
Year Ended 10/31/2004	5.07	0.40	0.16	0.56	(0.39)	—	(0.39)
Year Ended 10/31/2003	4.23	0.41	0.82	1.23	(0.39)	—	(0.39)
Year Ended 10/31/2002	5.22	0.53	(1.00)	(0.47)	(0.52)	—	(0.52)

Class B Shares
Year Ended 10/31/2006	5.02	0.34	0.06	0.40	(0.34)	—	(0.34)
Year Ended 10/31/2005	5.24	0.34	(0.21)	0.13	(0.35)	—	(0.35)
Year Ended 10/31/2004	5.07	0.36	0.16	0.52	(0.35)	—	(0.35)
Year Ended 10/31/2003	4.23	0.37	0.82	1.19	(0.35)	—	(0.35)
Year Ended 10/31/2002	5.22	0.50	(1.01)	(0.51)	(0.48)	—	(0.48)

DIVERSIFIED INCOME PLUS FUND
Class A Share
Year Ended 10/31/2006	6.41	0.43	0.29	0.72	(0.43)	—	(0.43)
Year Ended 10/31/2005	6.71	0.46	(0.27)	0.19	(0.49)	—	(0.49)
Period Ended 10/31/2004(e)	6.54	0.22	0.18	0.40	(0.23)	—	(0.23)
Year Ended 4/30/2004	6.27	0.46	0.28	0.74	(0.47)	—	(0.47)
Year Ended 4/30/2003	6.19	0.50	0.08	0.58	(0.50)	—	(0.50)
Year Ended 4/30/2002	6.76	0.54	(0.56)	(0.02)	(0.55)	—	(0.55)

Class B Shares
Year Ended 10/31/2006	6.41	0.37	0.29	0.66	(0.37)	—	(0.37)
Year Ended 10/31/2005	6.72	0.40	(0.28)	0.12	(0.43)	—	(0.43)
Period Ended 10/31/2004(e)	6.54	0.19	0.19	0.38	(0.20)	—	(0.20)
Year Ended 4/30/2004	6.27	0.40	0.28	0.68	(0.41)	—	(0.41)
Year Ended 4/30/2003	6.19	0.45	0.08	0.53	(0.45)	—	(0.45)
Year Ended 4/30/2002	6.76	0.49	(0.56)	(0.07)	(0.50)	—	(0.50)

(a)	All per share amounts have been rounded to the nearest cent.
(b)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.

112

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RATIOS /SUPPLEMENTAL DATA
			Ratio to Average Net Assets(d)		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly(d)
Net Asset Value, End of Period	Total Return(c)	Net Assets End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$12.95	10.97%	$251.6	1.07%	1.67%	1.09%	1.65%	215%
12.18	6.56%	276.1	1.07%	1.62%	1.09%	1.60%	231%
11.81	2.21%	278.5	1.07%	1.49%	1.08%	1.48%	114%
11.65	10.22%	278.0	1.06%	1.48%	1.07%	1.47%	194%
10.75	(4.90)%	260.8	1.05%	1.77%	1.07%	1.75%	69%
11.52	(5.02)%	305.6	0.99%	2.19%	1.02%	2.16%	76%

12.89	9.83%	10.0	2.04%	0.71%	2.05%	0.70%	215%
12.13	5.54%	13.3	2.02%	0.72%	2.04%	0.70%	231%
11.76	1.71%	17.6	2.03%	0.53%	2.04%	0.52%	114%
11.60	9.22%	18.6	2.02%	0.52%	2.03%	0.51%	194%
10.70	(5.68)%	19.3	1.84%	0.97%	1.86%	0.95%	60%
11.47	(5.83)%	22.3	1.89%	1.29%	1.92%	1.26%	76%

5.08	8.96%	533.7	0.88%	7.62%	0.89%	7.60%	63%
5.03	3.54%	563.0	0.87%	7.45%	0.88%	7.43%	54%
5.24	11.53%	603.1	0.89%	7.80%	0.89%	7.80%	73%
5.07	30.00%	579.8	1.02%	8.70%	1.02%	8.70%	96%
4.23	(9.91)%	488.8	1.03%	10.49%	1.03%	10.49%	77%

5.08	8.25%	16.5	1.73%	6.75%	1.92%	6.57%	63%
5.02	2.45%	23.4	1.73%	6.57%	1.91%	6.39%	54%
5.24	10.66%	33.1	1.70%	7.00%	1.74%	6.96%	73%
5.07	29.03%	36.3	1.77%	7.95%	1.77%	7.95%	96%
4.23	(10.58)%	34.9	1.78%	9.74%	1.78%	9.74%	77%

6.70	11.77%	123.4	0.98%	6.66%	1.15%	6.49%	170%
6.41	2.91%	124.3	0.95%	6.99%	1.13%	6.82%	57%
6.71	6.32%	138.9	1.07%	6.82%	1.14%	6.75%	55%
6.54	12.08%	135.1	1.10%	6.98%	1.10%	6.98%	91%
6.27	10.59%	117.4	0.93%	8.72%	1.03%	8.62%	103%
6.19	(0.26)%	118.6	1.00%	8.41%	1.17%	8.24%	72%

6.70	10.64%	3.0	2.01%	5.75%	2.18%	5.58%	170%
6.41	1.74%	4.1	1.95%	6.02%	2.12%	5.85%	57%
6.72	5.95%	5.9	2.05%	5.84%	2.11%	5.78%	55%
6.54	11.06%	6.1	2.01%	6.07%	2.01%	6.07%	91%
6.27	9.61%	6.0	1.84%	7.81%	2.01%	7.64%	103%
6.19	(1.02)%	8.2	1.74%	7.67%	1.93%	7.48%	72%

(c)	Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.
(d)	Computed on an annualized basis for periods less than one year.
(e)	For the period from May 1, 2004, to October 31, 2004.

113

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	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD(a)

		Income from Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(b)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions
MUNICIPAL BOND FUND
Class A Share
Year Ended 10/31/2006	$11.31	$0.50	$ 0.08	$ 0.58	$(0.50)	$—	$(0.50)
Year Ended 10/31/2005	11.56	0.50	(0.25)	0.25	(0.50)	—	(0.50)
Year Ended 10/31/2004	11.53	0.50	0.12	0.62	(0.53)	(0.06)	(0.59)
Year Ended 10/31/2003	11.61	0.54	(0.05)	0.49	(0.56)	(0.01)	(0.57)
Year Ended 10/31/2002	11.58	0.54	0.01	0.55	(0.52)	—	(0.52)

Class B Shares
Year Ended 10/31/2006	11.30	0.43	0.07	0.50	(0.42)	—	(0.42)
Year Ended 10/31/2005	11.55	0.42	(0.25)	0.17	(0.42)	—	(0.42)
Year Ended 10/31/2004	11.52	0.44	0.09	0.53	(0.44)	(0.06)	(0.50)
Year Ended 10/31/2003	11.61	0.45	(0.06)	0.39	(0.47)	(0.01)	(0.48)
Year Ended 10/31/2002	11.59	0.46	0.01	0.47	(0.45)	—	(0.45)

INCOME FUND
Class A Share
Year Ended 10/31/2006	8.56	0.41	0.03	0.44	(0.41)	—	(0.41)
Year Ended 10/31/2005	8.86	0.37	(0.30)	0.07	(0.37)	—	(0.37)
Year Ended 10/31/2004	8.73	0.35	0.13	0.48	(0.35)	—	(0.35)
Year Ended 10/31/2003	8.34	0.34	0.40	0.74	(0.35)	—	(0.35)
Year Ended 10/31/2002	8.71	0.41	(0.38)	0.03	(0.40)	—	(0.40)

Class B Shares
Year Ended 10/31/2006	8.54	0.34	0.03	0.37	(0.34)	—	(0.34)
Year Ended 10/31/2005	8.84	0.30	(0.30)	—	(0.30)	—	(0.30)
Year Ended 10/31/2004	8.71	0.29	0.12	0.41	(0.28)	—	(0.28)
Year Ended 10/31/2003	8.32	0.27	0.41	0.68	(0.29)	—	(0.29)
Year Ended 10/31/2002	8.70	0.35	(0.40)	(0.05)	(0.33)	—	(0.33)

CORE BOND FUND
Class A Share
Year Ended 10/31/2006	9.89	0.44	0.02	0.46	(0.45)	—	(0.45)
Year Ended 10/31/2005	10.27	0.39	(0.36)	0.03	(0.41)	—	(0.41)
Period Ended 10/31/2004(e)	10.14	0.20	0.16	0.36	(0.22)	(0.01)	(0.23)
Year Ended 4/30/2004	10.31	0.40	(0.12)	0.28	(0.45)	—	(0.45)
Year Ended 4/30/2003	9.82	0.42	0.52	0.94	(0.45)	—	(0.45)
Year Ended 4/30/2002	9.80	0.56	0.02	0.58	(0.56)	—	(0.56)

Class B Shares
Year Ended 10/31/2006	9.90	0.34	0.02	0.36	(0.35)	—	(0.35)
Year Ended 10/31/2005	10.27	0.29	(0.35)	(0.06)	(0.31)	—	(0.31)
Period Ended 10/31/2004(e)	10.15	0.15	0.15	0.30	(0.17)	(0.01)	(0.18)
Year Ended 4/30/2004	10.32	0.30	(0.12)	0.18	(0.35)	—	(0.35)
Year Ended 4/30/2003	9.82	0.33	0.53	0.86	(0.36)	—	(0.36)
Year Ended 4/30/2002	9.80	0.47	0.02	0.49	(0.47)	—	(0.47)

(a)	All per share amounts have been rounded to the nearest cent.
(b)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.

114

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RATIOS /SUPPLEMENTAL DATA
			Ratio to Average Net Assets(d)		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly(d)
Net Asset Value, End of Period	Total Return(c)	Net Assets End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$11.39	5.28%	$1,201.2	0.78%	4.46%	0.78%	4.46%	14%
11.31	2.17%	1,242.4	0.78%	4.31%	0.78%	4.31%	8%
11.56	5.47%	1,264.1	0.73%	4.53%	0.73%	4.53%	12%
11.53	4.37%	641.7	0.72%	4.62%	0.72%	4.62%	6%
11.61	4.91%	645.4	0.73%	4.69%	0.73%	4.69%	13%

11.38	4.56%	21.7	1.47%	3.77%	1.60%	3.64%	14%
11.30	1.46%	28.9	1.47%	3.61%	1.60%	3.48%	8%
11.55	4.72%	34.0	1.46%	3.81%	1.51%	3.76%	12%
11.52	3.48%	24.2	1.47%	3.88%	1.47%	3.88%	6%
11.61	4.15%	22.3	1.48%	3.94%	1.48%	3.94%	13%

8.59	5.25%	470.5	0.81%	4.78%	0.82%	4.76%	303%
8.56	0.82%	532.3	0.80%	4.22%	0.81%	4.20%	245%
8.86	5.64%	575.2	0.82%	4.04%	0.82%	4.04%	203%
8.73	9.05%	608.7	0.87%	3.88%	0.88%	3.87%	312%
8.34	0.25%	629.3	0.84%	4.87%	0.89%	4.82%	170%

8.57	4.39%	12.6	1.63%	3.93%	1.96%	3.60%	303%
8.54	(0.02)%	19.2	1.63%	3.38%	1.94%	3.07%	245%
8.84	4.83%	25.4	1.60%	3.25%	1.68%	3.17%	203%
8.71	8.25%	30.3	1.62%	3.13%	1.63%	3.12%	312%
8.32	(0.49)%	31.7	1.59%	4.12%	1.64%	4.07%	170%

9.90	4.75%	343.1	0.93%	4.44%	0.95%	4.42%	394%
9.89	0.31%	421.2	0.91%	3.84%	0.94%	3.82%	368%
10.27	3.58%	457.1	0.92%	3.84%	0.93%	3.83%	167%
10.14	2.74%	460.5	0.88%	3.86%	0.89%	3.85%	463%
10.31	9.79%	526.5	0.85%	4.19%	0.86%	4.18%	149%
9.82	6.01%	451.5	0.81%	5.54%	0.88%	5.47%	160%

9.91	3.71%	8.1	1.94%	3.43%	1.96%	3.41%	394%
9.90	(0.58)%	10.8	1.91%	2.86%	1.93%	2.84%	368%
10.27	2.97%	13.3	1.91%	2.84%	1.92%	2.83%	167%
10.15	1.75%	13.4	1.86%	2.89%	1.87%	2.88%	463%
10.32	8.91%	13.2	1.77%	3.28%	1.78%	3.27%	149%
9.82	5.03%	7.9	1.73%	4.64%	1.80%	4.57%	160%

(c)	Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.
(d)	Computed on an annualized basis for periods less than one year.
(e)	For the period from May 1, 2004, to October 31, 2004.

115

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	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

		Income from Investment Operations			Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions
LIMITED MATURITY BOND FUND
Class A Share
Year Ended 10/31/2006	$12.58	$0.50	$ —	$ 0.50	$(0.50)	$—	$(0.50)
Year Ended 10/31/2005	12.91	0.41	(0.30)	0.11	(0.41)	(0.03)	(0.44)
Year Ended 10/31/2004	13.06	0.35	(0.03)	0.32	(0.35)	(0.12)	(0.47)
Year Ended 10/31/2003	12.75	0.36	0.31	0.67	(0.36)	—	(0.36)
Year Ended 10/31/2002	13.14	0.46	(0.14)	0.32	(0.46)	(0.25)	(0.71)

Class B Shares
Year Ended 10/31/2006	12.59	0.50	—	0.50	(0.50)	—	(0.50)
Year Ended 10/31/2005	12.92	0.41	(0.30)	0.11	(0.41)	(0.03)	(0.44)
Year Ended 10/31/2004	13.06	0.33	(0.02)	0.31	(0.33)	(0.12)	(0.45)
Year Ended 10/31/2003	12.75	0.34	0.31	0.65	(0.34)	—	(0.34)
Year Ended 10/31/2002	13.14	0.46	(0.14)	0.32	(0.46)	(0.25)	(0.71)

MONEY MARKET FUND
Class A Share
Year Ended 10/31/2006	1.00	0.04	—	0.04	(0.04)	—	(0.04)
Year Ended 10/31/2005	1.00	0.02	—	0.02	(0.02)	—	(0.02)
Period Ended 10/31/2004(d)	1.00	(0.001)	0.004	0.003	(0.003)	—	(0.003)
Year Ended 4/30/2004	1.00	0.003	—	0.003	(0.003)	—	(0.003)
Year Ended 4/30/2003	1.00	0.01	—	0.01	(0.01)	—	(0.01)
Year Ended 4/30/2002	1.00	0.02	—	0.02	(0.02)	—	(0.02)

Class B Shares
Year Ended 10/31/2006	1.00	0.04	—	0.04	(0.04)	—	(0.04)
Year Ended 10/31/2005	1.00	0.02	—	0.02	(0.02)	—	(0.02)
Period Ended 10/31/2004(d)	1.00	0.002	—	0.002	(0.002)	—	(0.002)
Year Ended 4/30/2004	1.00	0.001	—	0.001	(0.001)	—	(0.001)
Year Ended 4/30/2003	1.00	0.003	—	0.003	(0.003)	—	(0.003)
Year Ended 4/30/2002	1.00	0.01	—	0.01	(0.01)	—	(0.01)

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.

116

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RATIOS /SUPPLEMENTAL DATA
			Ratio to Average Net Assets(c)		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly(c)
Net Asset Value, End of Period	Total Return(b)	Net Assets End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$12.58	4.07%	$114.8	0.85%	3.99%	0.86%	3.98%	145%
12.58	0.89%	131.3	0.86%	3.25%	0.88%	3.24%	295%
12.91	2.52%	119.4	0.75%	2.71%	0.89%	2.57%	230%
13.06	5.30%	90.4	0.74%	2.78%	0.96%	2.56%	297%
12.75	2.51%	73.9	0.75%	3.56%	1.05%	3.26%	288%

12.59	4.02%	1.9	0.89%	3.96%	0.94%	3.91%	145%
12.59	0.87%	2.0	0.89%	3.21%	0.93%	3.17%	295%
12.92	2.45%	2.1	0.88%	2.59%	0.88%	2.59%	230%
13.06	5.14%	6.2	0.91%	2.61%	0.96%	2.56%	297%
12.75	2.51%	5.8	0.75%	3.56%	1.05%	3.26%	288%

1.00	4.26%	864.3	0.71%	4.22%	0.89%	4.04%	N/A
1.00	2.12%	661.3	0.84%	2.08%	0.94%	1.98%	N/A
1.00	0.26%	686.8	0.90%	0.61%	1.00%	0.51%	N/A
1.00	0.32%	262.2	0.83%	0.32%	0.93%	0.22%	N/A
1.00	0.88%	349.6	0.77%	0.89%	0.92%	0.74%	N/A
1.00	2.28%	399.8	0.72%	2.19%	0.90%	2.01%	N/A

1.00	3.94%	1.8	1.01%	3.88%	1.97%	2.92%	N/A
1.00	1.94%	1.7	1.01%	1.84%	1.93%	0.91%	N/A
1.00	0.18%	2.9	1.04%	0.47%	1.95%	(0.44)%	N/A
1.00	0.07%	1.8	1.08%	0.07%	1.84%	(0.69)%	N/A
1.00	0.42%	2.8	1.38%	0.27%	1.62%	0.03%	N/A
1.00	1.34%	2.8	1.52%	1.39%	1.70%	1.21%	N/A

(b)	Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.
(c)	Computed on an annualized basis for periods less than one year.
(d)	For the period from May 1, 2004, to October 31, 2004.

117

Thrivent Mutual Funds Prospectus Institutional Class Shares February 28, 2007

Thrivent Aggressive Allocation Fund Thrivent Moderately Aggressive Allocation Fund Thrivent Moderate Allocation Fund Thrivent Moderately Conservative Allocation Fund Thrivent Technology Fund Thrivent Partner Small Cap Growth Fund Thrivent Partner Small Cap Value Fund Thrivent Small Cap Stock Fund Thrivent Mid Cap Growth Fund Thrivent Partner Mid Cap Value Fund Thrivent Mid Cap Stock Fund Thrivent Mid Cap Index Fund - I Thrivent Partner International Stock Fund

Thrivent Large Cap Growth Fund Thrivent Large Cap Value Fund Thrivent Large Cap Stock Fund Thrivent Large Cap Index Fund – I Thrivent Real Estate Securities Fund Thrivent Balanced Fund Thrivent High Yield Fund Thrivent Diversified Income Plus Fund Thrivent Municipal Bond Fund Thrivent Income Fund Thrivent Core Bond Fund Thrivent Limited Maturity Bond Fund Thrivent Money Market Fund

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. Shares of Thrivent Mutual Funds are not deposits or other obligations of Thrivent Financial Bank or any other bank, or insured or otherwise protected by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other federal agency. Shares of Thrivent Mutual Funds are subject to investment risk, including possible loss of the principal amount invested.

1

Thrivent Aggressive Allocation Fund

TAAIX

Investment Objective

Thrivent Aggressive Allocation Fund seeks long-term capital growth by implementing an asset allocation strategy.

Principal Strategies

The Fund uses a prescribed asset allocation strategy involving a two-step process: the first step is the construction of a model for the allocation of the Fund’s assets across broad asset categories (namely, equity securities, debt securities, and cash). The second step involves the determination of sub-classes within the broad asset categories and target weightings for these sub-classes. Sub-classes may be based on market capitalization, investment style such as growth or value, or economic sector for equity securities, or maturity, duration, security type or credit rating for debt securities. The use of target weightings for various sub-classes within broad asset categories is intended as a multi-style approach to reduce the risk of investing in securities having common characteristics.

The Fund is a “fund of funds,” meaning that it invests primarily in other Thrivent mutual funds (“Underlying Funds”) rather than directly in specific securities. Investments in Underlying Funds will be the principal means by which the Fund will pursue its asset allocation strategy.

The Fund will generally make the following allocations among the broad asset categories listed below:

Broad Asset Category	Allocation Range
Equity Securities	75-100%
Debt Securities	0-20%
Cash and Other Short-Term Instruments	0-5%

The Fund’s actual holdings in each broad asset category may be outside the applicable allocation range from time to time due to differing investment performances among asset categories. The Adviser will rebalance the Fund at least annually so that its holdings are within the ranges for the broad asset categories.

The names of the Underlying Funds which are currently available for investment by the Fund are shown in the list below. The list is provided for information purposes only. Thrivent Asset Management, LLC, the Fund’s investment adviser (the “Adviser”), may change the Underlying Funds without shareholder approval or advance notice to shareholders. Additional information about the Underlying Funds is contained elsewhere in this Prospectus.

Equity Securities
Small Cap
Thrivent Partner Small Cap Growth Fund
Thrivent Partner Small Cap Value Fund
Thrivent Small Cap Stock Fund
Mid Cap
Thrivent Mid Cap Growth Fund
Thrivent Partner Mid Cap Value Fund
Thrivent Mid Cap Stock Fund
Large Cap
Thrivent Large Cap Growth Fund
Thrivent Large Cap Value Fund
Thrivent Large Cap Stock Fund
International
Thrivent Partner International Stock Fund
Real Estate
Thrivent Real Estate Securities Fund

Debt Securities
High Yield Bonds
Thrivent High Yield Fund
Intermediate/Long-Term Bonds
Thrivent Income Fund
Thrivent Core Bond Fund
Short-Term/Intermediate Bonds
Thrivent Limited Maturity Bond Fund

Cash
Money Market Funds
Thrivent Money Market Fund

Defining

Terms

Maturity—A bond fund has no real maturity, but it does have a dollar weighted average effective maturity which represents an average of the effective maturities of the underlying bonds, with each bond’s effective maturity “weighted” by the percent of fund assets it represents. For bonds that are most likely to be called before maturity, the effective maturity of a bond is usually the call date.

Duration—A measure of price sensitivity of a bond or bond fund to changes in interest rates. While duration is similar to maturity in that the result is stated in years, it is a better indicator of price sensitivity than maturity since it takes into account the time value of future cash flows generated over the bond’s life. Since duration can be computed for bond funds by using a weighted approach, the approximate effect on a bond fund’s price can be estimated by multiplying the fund’s duration by an expected change in interest rates. For example, if interest rates were to rise by 1%, the net asset value of a bond fund with an average duration of 5 years would be expected to fall 5%.

2

Principal Risks

The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Allocation Risk. The Fund’s investment performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. In particular, underperformance in the equity markets would have a material adverse effect on the Fund’s total return given its significant allocation to equity securities. Therefore, a principal risk of investing in the Fund is that the allocation strategies used, the allocation decisions made and the Underlying Funds selected will not produce the desired results.

Non-Diversified Risk. The Fund is not “diversified” within the meaning of the Investment Company Act of 1940 (“the 1940 Act”). That means the Fund may invest more than 5% of its assets in shares of any single Underlying Fund and may hold more than 10% of the shares of any single Underlying Fund. A non-diversified fund is generally more susceptible than a diversified fund to the risk that events or developments affecting a particular issuer (such as an Underlying Fund) will significantly affect the Fund’s performance. However, each of the Underlying Funds in which the Fund may invest is diversified.

Underlying Fund Risk. The performance of the Fund is heavily dependent upon the performance of the Underlying Funds in which the Fund invests. As a result, the Fund is subject to the same risks as those faced by the Underlying Funds. Those risks include market risk, equity investment and issuer risk, volatility risk, foreign securities risk, real estate industry risk, credit, interest rate and high yield risk, and investment adviser risk.

Also, as is common with “fund of funds” arrangements, the aggregate annual operating expenses of the Fund are generally higher than a fund not operating as a “fund of funds” because of the duplicate level of fees paid by a shareholder. As a shareholder of the Fund, you will bear your share of the Fund’s operating expenses as well as the Fund’s share of the Underlying Funds’ operating expenses. Consequently, an investment in the Fund would result in higher aggregate operating costs than direct investments in the Underlying Funds.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Underlying Funds’ and, thus, the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than their markets as measured by the applicable benchmark index.

Equity Investment and Issuer Risk. Most of the Fund’s assets will be allocated to Underlying Funds that invest in common stocks. These Underlying Funds may be particularly subject to the risks of changing economic, stock market, industry and company conditions, and the risks inherent in companies’ ability to anticipate such changes that can adversely affect the value of the Underlying Funds’ holdings. In addition, the interests of equity holders are typically subordinated to the interests of other senior shareholders, such as preferred shareholders, as well as to the interests of creditors of the issuer. Each of the Underlying Funds is also subject to issuer risk, which is the possibility that factors specific to a company will affect the market prices of its securities and the value of the Underlying Fund.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. From time to time equity investments may fall out of favor as compared to investments in debt securities. Moreover, certain types of equity investments such as investments in small to medium-sized companies or investments in growth or value stocks may be more volatile than other types of investments. Small, less seasoned companies and medium-size companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Moreover, to the extent the Fund or an Underlying Fund favors a growth style, the risk is that the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities. To the extent the Fund or an Underlying Fund uses a value style, the risk is that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Foreign Securities Risk. To the extent the Fund allocates assets to Underlying Funds that invest in foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Real Estate Industry Risk. To the extent the Fund allocates assets to Underlying Funds that invest in real estate businesses, it is subject to real estate industry risk. Declines in real estate values, changes in interest rates or economic downturns can have a significant negative effect on issuers in the real estate industry. Other adverse changes could include,

3

but are not limited to, extended vacancies of properties, increased competition, overbuilding and changes in zoning law and government regulations. The Fund’s performance may thus be affected by the performance of the real estate markets.

Credit, Interest Rate and High Yield Risk. To the extent the Fund allocates assets to Underlying Funds that invest in debt securities, it is subject to credit, interest rate and high yield risk. Credit risk is the risk that an issuer of a bond held by an Underlying Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price thereby affecting the value of the Underlying Fund. Interest rate risk is the risk that security prices (equity or fixed income) decline in value when interest rates rise. This may cause the value of the securities to decline during periods of rising interest rates, which would reduce the overall return of an Underlying Fund. Bonds with longer durations and maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. High yield securities in which an Underlying Fund may invest are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the Underlying Fund may lose its investment in that security.

Investment Adviser Risk. The Underlying Funds are actively managed and the success of their investment strategies and, thus, the Fund depends significantly on the Adviser’s skill in assessing the potential of the securities in which the Underlying Funds invest. Their assessment of companies held in the Underlying Funds may prove incorrect, resulting in losses or poor performance for the Fund even in rising markets.

More information about the principal risks for the Underlying Funds is contained elsewhere in this Prospectus.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for a one-year period and since inception of the Institutional Class shares compared to broad-based securities market indices.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q1 ‘06	+7.14%
Worst Quarter:	Q2 ‘06	-2.51%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2006)
Thrivent Aggressive Allocation Fund	1 Year	Since Inception (06/30/05)
Institutional Shares (before taxes)	14.61%	16.25%
(after taxes on distributions)	14.01%	15.64%
(after taxes on distributions and redemptions)	9.76%	12.99%
S&P 500 Index[1]	15.78%	14.48%
Lehman Brothers Aggregate Bond Index[2]	4.33%	2.81%

[1]

The S&P 500 Index is an index that represents the average performance of a group of 500 large-capitalization stocks. The performance of the Index does not reflect deductions for fees, expenses or taxes.

[2]	The Lehman Brothers Aggregate Bond Index is an index that measures the performance of U.S. investment grade bonds. The performance of the Index does not reflect deductions for fees, expenses or taxes.

4

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Because the Fund is a “fund of funds,” there are two layers of fees and expenses associated with an investment in the Fund that you will bear: (1) the fees and expenses directly incurred by the Fund itself, and (2) the fees and expenses associated with the Fund’s investments in the Underlying Funds.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
Management Fees	0.15%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.27%
Acquired Fund (Underlying Fund) Fees and Expenses	0.76%
Net Annual Fund and Underlying Fund Operating Expenses	1.03%

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses (and the operating expenses of the Underlying Funds) remain the same. The figures include the indirect expenses incurred by the Fund in investing in the Underlying Funds. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years

$105	$328	$569	$1,259

5

Thrivent Moderately Aggressive Allocation Fund

TMAFX

Investment Objective

Thrivent Moderately Aggressive Allocation Fund seeks long-term capital growth by implementing an asset allocation strategy.

Principal Strategies

The Fund uses a prescribed asset allocation strategy involving a two-step process: the first step is the construction of a model for the allocation of the Fund’s assets across broad asset categories (namely, equity securities, debt securities, and cash). The second step involves the determination of sub-classes within the broad asset categories and target weightings for these sub-classes. Sub-classes may be based on market capitalization, investment style such as growth or value, or economic sector for equity securities, or maturity, duration, security type or credit rating for debt securities. (Maturity and duration are described on page 2.) The use of target weightings for various sub-classes within broad asset categories is intended as a multi-style approach to reduce the risk of investing in securities having common characteristics.

The Fund is a “fund of funds,” meaning that it invests primarily in other Thrivent mutual funds (“Underlying Funds”) rather than directly in specific securities. Investments in Underlying Funds will be the principal means by which the Fund will pursue its asset allocation strategy.

The Fund will generally make the following allocations among the broad asset categories listed below:

Broad Asset Category	Allocation Range
Equity Securities	55-90%
Debt Securities	10-35%
Cash and Other Short-Term Instruments	0-10%

The Fund’s actual holdings in each broad asset category may be outside the applicable allocation range from time to time due to differing investment performance among asset categories. The Adviser will rebalance the Fund at least annually so that its holdings are within the ranges for the broad asset categories.

The names of the Underlying Funds which are currently available for investment by the Fund are also shown in the list below. The list is provided for information purposes only. The Adviser may change the Underlying Funds without shareholder approval or advance notice to shareholders. Additional information about the Underlying Funds is contained elsewhere in this Prospectus.

Equity Securities
Small Cap
Thrivent Partner Small Cap Growth Fund
Thrivent Partner Small Cap Value Fund
Thrivent Small Cap Stock Fund
Mid Cap
Thrivent Mid Cap Growth Fund
Thrivent Partner Mid Cap Value Fund
Thrivent Mid Cap Stock Fund
Large Cap
Thrivent Large Cap Growth Fund
Thrivent Large Cap Value Fund
Thrivent Large Cap Stock Fund
International
Thrivent Partner International Stock Fund
Real Estate
Thrivent Real Estate Securities Fund

Debt Securities
High Yield Bonds
Thrivent High Yield Fund
Intermediate/Long-Term Bonds
Thrivent Income Fund
Thrivent Core Bond Fund
Short-Term/Intermediate Bonds
Thrivent Limited Maturity Bond Fund

Cash
Money Market Funds
Thrivent Money Market Fund

Principal Risks

The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Allocation Risk. The Fund’s investment performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. In particular, underperformance in the equity markets would have a material adverse effect on the Fund’s total return given its significant allocation to equity securities. Therefore, a principal risk of investing in the Fund is that the allocation strategies used, the allocation decisions made and the Underlying Funds selected will not produce the desired results.

6

Non-Diversified Risk. The Fund is not “diversified” within the meaning of the 1940 Act. That means the Fund may invest more than 5% of its assets in shares of any single Underlying Fund and may hold more than 10% of the shares of any single Underlying Fund. A non-diversified fund is generally more susceptible than a diversified fund to the risk that events or developments affecting a particular issuer (such as an Underlying Fund) will significantly affect the Fund’s performance. However, each of the Underlying Funds in which the Fund may invest is diversified.

Underlying Fund Risk. The performance of the Fund is heavily dependent upon the performance of the Underlying Funds in which the Fund invests. As a result, the Fund is subject to the same risks as those faced by the Underlying Funds. Those risks include market risk, equity investment and issuer risk, volatility risk, foreign securities risk, real estate industry risk, credit, interest rate and high yield risk, and investment adviser risk.

Also, as is common with “fund of funds” arrangements, the aggregate annual operating expenses of the Fund are generally higher than a fund not operating as a “fund of funds” because of the duplicate level of fees paid by a shareholder. As a shareholder of the Fund, you will bear your share of the Fund’s operating expenses as well as the Fund’s share of the Underlying Funds’ operating expenses. Consequently, an investment in the Fund would result in higher aggregate operating costs than direct investments in the Underlying Funds.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Underlying Funds’ and, thus, the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than their markets as measured by the applicable benchmark index.

Equity Investment and Issuer Risk. Most of the Fund’s assets will be allocated to Underlying Funds that invest in common stocks. These Underlying Funds may be particularly subject to the risks of changing economic, stock market, industry and company conditions, and the risks inherent in companies’ ability to anticipate such changes that can adversely affect the value of the Underlying Funds’ holdings. In addition, the interests of equity holders are typically subordinated to the interests of other senior shareholders, such as preferred shareholders, and creditors of the issuer. Each of the Underlying Funds is also subject to issuer risk, which is the possibility that factors specific to a company will affect the market prices of its securities and the value of the Underlying Fund.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. From time to time equity investments may fall out of favor as compared to investments in debt securities. Moreover, certain types of equity investments such as investments in small to medium- sized companies or investments in growth or value stocks may be more volatile than other types of investments. Small, less seasoned companies and medium-size companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Moreover, to the extent the Fund or an Underlying Fund favors a growth style, the risk is that the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities. To the extent the Fund or an Underlying Fund uses a value style, the risk is that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Credit, Interest Rate and High Yield Risk. Some of the Fund’s assets will be allocated to Underlying Funds that invest in debt securities. These Underlying Funds are subject to credit, interest rate and high yield risk. Credit risk is the risk that an issuer of a bond held by an Underlying Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price thereby affecting the value of the Underlying Fund. Interest rate risk is the risk that security prices (equity or fixed income) decline in value when interest rates rise. This may cause the value of the securities to decline during periods of rising interest rates, which would reduce the overall return of an Underlying Fund. Bonds with longer durations and maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. High yield securities in which an Underlying Fund may invest are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the Underlying Fund may lose its investment in that security.

Foreign Securities Risk. To the extent the Fund allocates assets to Underlying Funds that invest in foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in of exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Real Estate Industry Risk. To the extent the Fund allocates assets to Underlying Funds that invest in real estate businesses, it is subject to real estate industry risk. Declines in real estate values, changes in interest rates or economic downturns can have a significant negative effect on issuers in

7

the real estate industry. Other adverse changes could include, but are not limited to extended vacancies of properties, increased competition, overbuilding and changes in zoning law and government regulations. The Fund’s performance may thus be affected by the performance of the real estate markets.

Investment Adviser Risk. The Underlying Funds are actively managed, and the success of their investment strategies and, thus, the Fund depends significantly on the Adviser’s skill in assessing the potential of the securities in which the Underlying Funds invest. Their assessment of companies held in the Underlying Funds may prove incorrect, resulting in losses or poor performance for the Fund even in rising markets.

More information about the principal risks for the Underlying Funds is contained elsewhere in this Prospectus.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for a one-year period and since inception of the Institutional Class shares compared to broad-based securities market indices.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q4 ‘06	+6.01%
Worst Quarter:	Q2 ‘06	-1.86%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2006)
Thrivent Moderately Aggressive Allocation Fund	1 Year	Since Inception (06/30/05)
Institutional Shares (before taxes)	13.86%	14.86%
(after taxes on distributions)	13.13%	14.16%
(after taxes on distributions and redemptions)	9.26%	11.81%
S&P 500 Index[1]	15.78%	14.48%
Lehman Brothers Aggregate Bond Index[2]	4.33%	2.81%

[1]

The S&P 500 Index is an index that represents the average performance of a group of 500 large-capitalization stocks. The performance of the Index does not reflect deductions for fees, expenses or taxes.

[2]	The Lehman Brothers Aggregate Bond Index is an index that measures the performance of U.S. investment grade bonds. The performance of the Index does not reflect deductions for fees, expenses or taxes.

8

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Because the Fund is a “fund of funds,” there are two layers of fees and expenses associated with an investment in the Fund that you will bear: (1) the fees and expenses directly incurred by the Fund itself, and (2) the fees and expenses associated with the Fund’s investments in the Underlying Funds.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
Management Fees	0.15%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.23%
Acquired Fund (Underlying Fund) Fees and Expenses	0.68%
Net Annual Fund and Underlying Fund Operating Expenses	0.91%

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses (and the operating expenses of the Underlying Funds) remain the same. These figures include the indirect expenses incurred by the Fund in investing in the Underlying Funds. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years

$93	$290	$504	$1,120

9

Thrivent Moderate Allocation Fund

TMAIX

Investment Objective

Thrivent Moderate Allocation Fund seeks long-term capital growth while providing reasonable stability of principal by implementing an asset allocation strategy.

Principal Strategies

The Fund uses a prescribed asset allocation strategy involving a two-step process: the first step is the construction of a model for the allocation of the Fund’s assets across broad asset categories (namely, equity securities, debt securities, and cash. The second step involves the determination of sub-classes within the broad asset categories and target weightings for these sub-classes. Sub-classes may be based on market capitalization, investment style such as growth or value, or economic sector for equity securities, or maturity, duration, security type or credit rating for debt securities. (Maturity and duration are described on page 2.) The use of target weightings for various sub-classes within broad asset categories is intended as a multi-style approach to reduce the risk of investing in securities having common characteristics.

The Fund is a “fund of funds,” meaning that it invests primarily in other Thrivent mutual funds (“Underlying Funds”) rather than directly in specific securities. Investments in Underlying Funds will be the principal means by which the Fund will pursue its asset allocation strategy.

The Fund will generally make the following allocations among the broad asset categories listed below:

Broad Asset Category	Allocation Range
Equity Securities	35-75%
Debt Securities	25-50%
Cash and Other Short-Term Instruments	0-15%

The Fund’s actual holdings in each broad asset category may be outside the applicable allocation range from time to time due to differing investment performance among asset categories. The Adviser will rebalance the Fund at least annually so that its holdings are within the ranges for the broad asset categories.

The names of the Underlying Funds which are currently available for investment by the Fund are shown in the list below. The list is provided for information purposes only. The Adviser may change the Underlying Funds without shareholder approval or advance notice to shareholders. Additional information about the Underlying Funds is contained elsewhere in this Prospectus.

Equity Securities
Small Cap
Thrivent Partner Small Cap Growth Fund
Thrivent Partner Small Cap Value Fund
Thrivent Small Cap Stock Fund
Mid Cap
Thrivent Mid Cap Growth Fund
Thrivent Partner Mid Cap Value Fund
Thrivent Mid Cap Stock Fund
Large Cap
Thrivent Large Cap Growth Fund
Thrivent Large Cap Value Fund
Thrivent Large Cap Stock Fund
International
Thrivent Partner International Stock Fund
Real Estate
Thrivent Real Estate Securities Fund

Debt Securities
High Yield Bonds
Thrivent High Yield Fund
Intermediate/Long-Term Bonds
Thrivent Income Fund
Thrivent Core Bond Fund
Short-Term/Intermediate Bonds
Thrivent Limited Maturity Bond Fund

Cash
Money Market Funds
Thrivent Money Market Fund

Principal Risks

The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Allocation Risk. The Fund’s investment performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. In particular, underperformance in the equity markets would have a material adverse effect on the Fund’s total return given its significant allocation to equity securities. Therefore, a principal risk of investing in the Fund is that the allocation strategies used, the allocation decisions made and the Underlying Funds selected will not produce the desired results.

10

Non-Diversified Risk. The Fund is not “diversified” within the meaning of the 1940 Act. That means the Fund may invest more than 5% of its assets in shares of any single Underlying Fund and may hold more than 10% of the shares of any single Underlying Fund. A non-diversified fund is generally more susceptible than a diversified fund to the risk that events or developments affecting a particular issuer (such as an Underlying Fund) will significantly affect the Fund’s performance. However, each of the Underlying Funds in which the Fund may invest is diversified.

Underlying Fund Risk. The performance of the Fund is heavily dependent upon the performance of the Underlying Funds in which the Fund invests. As a result, the Fund is subject to the same risks as those faced by the Underlying Funds. Those risks include market risk, equity investment and issuer risk, volatility risk, foreign securities risk, real estate industry risk, credit, interest rate and high yield risk, and investment adviser risk.

Also, as is common with “fund of funds” arrangements, the aggregate annual operating expenses of the Fund are generally higher than a fund not operating as a “fund of funds” because of the duplicate level of fees paid by a shareholder. As a shareholder of the Fund, you will bear your share of the Fund’s operating expenses as well as the Fund’s share of the Underlying Funds’ operating expenses. Consequently, an investment in the Fund would result in higher aggregate operating costs than direct investments in the Underlying Funds.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Underlying Funds’ and, thus, the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than their markets as measured by the applicable benchmark index.

Equity Investment and Issuer Risk. A significant portion of the Fund’s assets will be allocated to Underlying Funds that invest in common stocks. These Underlying Funds may be particularly subject to the risks of changing economic, stock market, industry and company conditions, and the risks inherent in companies’ ability to anticipate such changes that can adversely affect the value of the Underlying Funds’ holdings. In addition, the interests of equity holders are typically subordinated to the interests of other senior shareholders, such as preferred shareholders, and creditors of the issuer. Each of the Underlying Funds is also subject to issuer risk, which is the possibility that factors specific to a company will affect the market prices of its securities and the value of the Underlying Fund.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. From time to time equity investments may fall out of favor as compared to investments in debt securities. Moreover, certain types of equity investments such as investments in small to medium- sized companies or investments in growth or value stocks may be more volatile than other types of investments. Small, less seasoned companies and medium-size companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Moreover, to the extent the Fund or an Underlying Fund favors a growth style, the risk is that the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities. To the extent the Fund or an Underlying Fund uses a value style, the risk is that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Credit, Interest Rate and High Yield Risk. A significant portion of the Fund’s assets will be allocated to Underlying Funds that invest in debt securities. These Underlying Funds are subject to credit, interest rate and high yield risk. Credit risk is the risk that an issuer of a bond held by an Underlying Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price thereby affecting the value of the Underlying Fund. Interest rate risk is the risk that security prices (equity or fixed income) decline in value when interest rates rise. This may cause the value of the securities to decline during periods of rising interest rates, which would reduce the overall return of an Underlying Fund. Bonds with longer durations and maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. High yield securities in which an Underlying Fund may invest are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the Underlying Fund may lose its investment in that security.

Foreign Securities Risk. To the extent the Fund allocates assets to Underlying Funds that invest in foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

11

Real Estate Industry Risk. To the extent the Fund allocates assets to Underlying Funds that invest in real estate businesses, it is subject to real estate industry risk. Declines in real estate values, changes in interest rates or economic downturns can have a significant negative effect on issuers in the real estate industry. Other adverse changes could include, but are not limited to extended vacancies of properties, increased competition, overbuilding and changes in zoning law and government regulations. The Fund’s performance may thus be affected by the performance of the real estate markets.

Investment Adviser Risk. The Underlying Funds are actively managed and the success of their investment strategies and, thus, the Fund depends significantly on the Adviser’s skill in assessing the potential of the securities in which the Underlying Funds invest. Their assessment of companies held in the Underlying Funds may prove incorrect, resulting in losses or poor performance for the Fund even in rising markets.

More information about the principal risks for the Underlying Funds is contained elsewhere in this Prospectus.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for a one-year period and since inception of the Institutional Class shares compared to broad-based securities market indices.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q4 ‘06	+4.95%
Worst Quarter:	Q2 ‘06	-1.37%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2006)
Thrivent Moderate Allocation Fund	1 Year	Since Inception (06/30/05)
Institutional Shares (before taxes)	12.19%	12.77%
(after taxes on distributions)	11.05%	11.75%
(after taxes on distributions and redemptions)	8.14%	9.96%
S&P 500 Index[1]	15.78%	14.48%
Lehman Brothers Aggregate Bond Index[2]	4.33%	2.81%

[1]

The S&P 500 Index is an index that represents the average performance of a group of 500 large-capitalization stocks. The performance of the Index does not reflect deductions for fees, expenses or taxes.

[2]	The Lehman Brothers Aggregate Bond Index is an index that measures the performance of U.S. investment grade bonds. The performance of the Index does not reflect deductions for fees, expenses or taxes.

12

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Because the Fund is a “fund of funds,” there are two layers of fees and expenses associated with an investment in the Fund that you will bear: (1) the fees and expenses directly incurred by the Fund itself, and (2) the fees and expenses associated with the Fund’s investments in the Underlying Funds.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
Management Fees	0.15%
Distribution (12b-1) Fees	None
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.24%
Acquired Fund (Underlying Fund) Fees and Expenses	0.60%
Net Annual Fund and Underlying Fund Operating Expenses	0.84%

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses (and the operating expenses of the Underlying Funds) remain the same. These figures include the indirect expenses incurred by the Fund in investing in the Underlying Funds. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years

$86	$268	$466	$1,037

13

Thrivent Moderately Conservative Allocation Fund

TCAIX

Investment Objective

Thrivent Moderately Conservative Allocation Fund seeks long-term capital growth while providing reasonable stability of principal by implementing an asset allocation strategy.

Principal Strategies

The Fund uses a prescribed asset allocation strategy involving a two-step process: The first step is the construction of a model for the allocation of the Fund’s assets across broad asset categories (namely, debt securities, equity securities, and cash. The second step involves the determination of sub-classes within the broad asset categories and target weightings for these sub-classes. Sub-classes may be based on maturity, duration, security type or credit rating for debt securities, or market capitalization, investment style or economic sector for equity securities. (Maturity and duration are described on page 2.) The use of target weightings for various sub-classes within broad asset categories is intended as a multi-style approach to reduce the risk of investing in securities having common characteristics.

The Fund is a “fund of funds,” meaning that it invests primarily in other Thrivent mutual funds (“Underlying Funds”) rather than directly in specific securities. Investments in Underlying Funds will be the principal means by which the Fund will pursue its asset allocation strategy.

The Fund will generally make the following allocations among the broad asset categories listed below:

Broad Asset Category	Allocation Range
Debt Securities	35-55%
Equity Securities	25-65%
Cash and Other Short-Term Instruments	0-20%

The Fund’s actual holdings in each broad asset category may be outside the applicable allocation range from time to time due to differing investment performance among asset categories. The Adviser will rebalance the Fund at least annually so that its holdings are within the ranges for the broad asset categories.

The names of the Underlying Funds which are currently available for investment by the Fund are also shown in the list below. The list is provided for information purposes only. The Adviser may change the Underlying Funds without shareholder approval or advance notice to shareholders. Additional information about the Underlying Funds is contained elsewhere in this Prospectus.

Debt Securities
High Yield Bonds
Thrivent High Yield Fund
Intermediate/Long-Term Bonds
Thrivent Income Fund
Thrivent Core Bond Fund
Short-Term/Intermediate Bonds
Thrivent Limited Maturity Bond Fund

Equity Securities
Small Cap
Thrivent Partner Small Cap Growth Fund
Thrivent Partner Small Cap Value Fund
Thrivent Small Cap Stock Fund
Mid Cap
Thrivent Mid Cap Growth Fund
Thrivent Partner Mid Cap Value Fund
Thrivent Mid Cap Stock Fund
Large Cap
Thrivent Large Cap Growth Fund
Thrivent Large Cap Value Fund
Thrivent Large Cap Stock Fund
International
Thrivent Partner International Stock Fund
Real Estate
Thrivent Real Estate Securities Fund

Cash
Money Market Funds
Thrivent Money Market Fund

Principal Risks

The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Allocation Risk. The Fund’s investment performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. Therefore, a principal risk of investing in the Fund is that the allocation strategies used, the allocation decisions made and the Underlying Funds selected will not produce the desired results.

Non-Diversified Risk. The Fund is not “diversified” within the meaning of the Investment Company Act. That means the Fund may invest more than 5% of its assets in shares of any single Underlying Fund and may hold more than 10% of the shares of any single Underlying Fund. A non-diversified fund is generally more susceptible than a diversified fund to the risk that events or developments affecting a particular issuer (such as an Underlying Fund) will significantly affect the Fund’s

14

performance. However, each of the Underlying Funds in which the Fund may invest is diversified.

Underlying Fund Risk. The performance of the Fund is heavily dependent upon the performance of the Underlying Funds in which the Fund invests. As a result, the Fund is subject to the same risks as those faced by the Underlying Funds. Those risks include market risk, equity investment and issuer risk, volatility risk, foreign securities risk, real estate industry risk, credit, interest rate and high yield risk, and investment adviser risk.

Also, as is common with “fund of funds” arrangements, the aggregate annual operating expenses of the Fund are generally higher than a fund not operating as a “fund of funds” because of the duplicate level of fees paid by a shareholder. As a shareholder of the Fund, you will bear your share of the Fund’s operating expenses as well as the Fund’s share of the Underlying Funds’ operating expenses. Consequently, an investment in the Fund would result in higher aggregate operating costs than direct investments in the Underlying Funds.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Underlying Funds’ and, thus, the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than their markets as measured by the applicable benchmark index.

Credit, Interest Rate and High Yield Risk. A significant portion of the Fund’s assets will be allocated to Underlying Funds that invest in debt securities. These Underlying Funds are subject to credit, interest rate and high yield risk. Credit risk is the risk that an issuer of a bond held by an Underlying Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price thereby affecting the value of the Underlying Fund. Interest rate risk is the risk that security prices (equity or fixed income) decline in value when interest rates rise. This may cause the value of the securities to decline during periods of rising interest rates, which would reduce the overall return of an Underlying Fund. Bonds with longer durations and maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. High yield securities in which an Underlying Fund may invest are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the Underlying Fund may lose its investment in that security.

Equity Investment and Issuer Risk. A significant portion of the Fund’s assets will be allocated to Underlying Funds that invest in common stocks. These Underlying Funds may be particularly subject to the risks of changing economic, stock market, industry and company conditions, and the risks inherent in companies’ ability to anticipate such changes that can adversely affect the value of the Underlying Funds’ holdings. In addition, the interests of equity holders are typically subordinated to the interests of other senior shareholders, such as preferred shareholders, and creditors of the issuer. Each of the Underlying Funds is also subject to issuer risk, which is the possibility that factors specific to a company will affect the market price of its securities and the value of the Underlying Fund.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. From time to time debt investments may fall out of favor as compared to investments in equity securities, and vice versa. Moreover, certain types of equity investments such as investments in small to medium-sized companies or investments in growth or value stocks may be more volatile than other types of investments. Small, less seasoned companies and medium-size companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Moreover, to the extent the Fund or an Underlying Fund favors a growth style, the risk is that the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities. To the extent the Fund or an Underlying Fund uses a value style, the risk is that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Foreign Securities Risk. To the extent the Fund allocates assets to Underlying Funds that invest in foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

15

Real Estate Industry Risk. To the extent the Fund allocates assets to Underlying Funds that invest in real estate businesses, it is subject to real estate industry risk. Declines in real estate values, changes in interest rates or economic downturns can have a significant negative affect on issuers in the real estate industry. Other adverse changes could include, but are not limited to extended vacancies of properties, increased competition, overbuilding and changes in zoning law and government regulations. The Fund’s performance may thus be affected by the performance of the real estate markets.

Investment Adviser Risk. The Underlying Funds are actively managed, and the success of their investment strategies and, thus, the Fund depends significantly on the Adviser’s skill in assessing the potential of the securities in which the Underlying Funds invest. Their assessment of companies held in the Underlying Funds may prove incorrect, resulting in losses or poor performance for the Fund even in rising markets.

More information about the principal risks for the Underlying Funds is contained elsewhere in this Prospectus.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for an one-year period and since inception of the Institutional Class shares compared to broad-based securities market indices.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q4 ‘06	+3.95%
Worst Quarter:	Q2 ‘06	-0.82%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2006)
Thrivent Moderately Conservative Allocation Fund	1 Year	Since Inception (06/30/05)
Institutional Shares (before taxes)	10.26%	10.18%
(after taxes on distributions)	8.95%	9.03%
(after taxes on distributions and redemptions)	6.80%	7.76%
S&P 500 Index[1]	15.78%	14.48%
Lehman Brothers Aggregate Bond Index[2]	4.33%	2.81%

[1]

The S&P 500 Index is an index that represents the average performance of a group of 500 large-capitalization stocks. The performance of the Index does not reflect deductions for fees, expenses or taxes.

[2]	The Lehman Brothers Aggregate Bond Index is an index that measures the performance of U.S. investment grade bonds. The performance of the Index does not reflect deductions for fees, expenses or taxes.

16

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Because the Fund is a “fund of funds,” there are two layers of fees and expenses associated with an investment in the Fund that you will bear: (1) the fees and expenses directly incurred by the Fund itself, and (2) the fees and expenses associated with the Fund’s investments in the Underlying Funds.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
Management Fees	0.15%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.30%
Acquired Fund (Underlying Fund) Fees and Expenses	0.55%
Net Annual Fund and Underlying Fund Operating Expenses	0.85%

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses (and the operating expenses of the Underlying Funds) remain the same. These figures include the indirect expenses incurred by the Fund in investing in the Underlying Funds. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years

$87	$271	$471	$1,049

17

Thrivent Technology Fund

TXTIX

Investment Objective

Thrivent Technology Fund seeks long-term capital appreciation by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.

Principal Strategies

Under normal circumstances, the Fund invests at least 80% of net assets (plus the amount of any borrowing for investment purposes) in securities of technology companies. Technology companies may include companies engaged in technology-oriented businesses in the following industries: information technology, telecommunications services, computer and electronic retail, internet retail, biotechnology, healthcare equipment, aerospace and defense, data processing services, electrical components and equipment, human resources and employment services, casinos and gaming, agricultural products, health care supplies and technology, pharmaceuticals, life science tools and services, and media. The Adviser focuses on equity securities of U.S. technology companies that have a strong potential for future growth. These companies typically provide little or no dividend income. Should the Adviser determine that the Fund would benefit from reducing the percentage of its assets invested in securities of technology companies from 80% to a lesser amount, we will notify you at least 60 days prior to the change. While stocks may be purchased without regard to market capitalization, the Adviser focuses on large and medium-sized companies. Although market capitalizations are constantly changing, as of December 31, 2006, large and medium-sized companies had market capitalizations of at least $3.9 billion according to Lipper, Inc.

The Fund seeks to achieve its investment objective by investing primarily in common stocks. Investing in convertible securities is not a principal strategy of the Fund. The Adviser uses fundamental, quantitative and technical investment research techniques to determine what securities to buy and sell.

The Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

Principal Risks

The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund’s investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund’s benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Technology-Oriented Companies Risk. Common stocks of companies that rely extensively on technology, science or communications in their product development or operations may be more volatile than the overall stock market and may or may not move in tandem with the overall stock market. Technology, science and communications are rapidly changing fields, and stocks of these companies, especially of smaller or unseasoned companies, may be subject to more abrupt or erratic market movements than the stock market in general. There are significant competitive pressures among technology-oriented companies and the products or operations of such companies may become obsolete quickly. In addition, these companies may have limited product lines, markets or financial resources and the management of such companies may be more dependent upon one or a few key people.

Issuer Risk. Issuer risk is the possibility that factors specific to a company will affect the market prices of its securities and the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and

Defining

Terms

Fundamental investment research techniques generally involve assessing a company’s or security’s value based on a broad examination of financial data, quality of management, business concept and competition.

Quantitative investment research techniques generally focus on a company’s financial statements and assess a company’s or security’s value based on appropriate financial ratios that measure revenue, profitability and financial structure.

Technical investment research techniques generally involve studying trends and movements in a security’s price, trading volume and other market-related factors in an attempt to discern patterns.

18

brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Foreign Securities Risk. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Investment Adviser Risk. The Fund is actively managed and the success of the Fund’s investment strategy depends significantly on the skills of the Adviser in assessing the potential of the securities in which the Fund invests. The Adviser’s assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-year and five-year periods and since inception of the Institutional Class shares compared to a broad-based securities market index.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q4 ‘01	+32.89%
Worst Quarter:	Q3 ‘01	-39.32%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2006)
Thrivent Technology Fund	1 Year	5 Years	Since Inception (07/01/00)
Institutional Shares (before taxes)	2.85%	–0.35%	–13.26%
(after taxes on distributions)	2.85%	–0.35%	–13.26%
(after taxes on distributions and redemptions)	1.85%	–0.28%	–9.64%
Goldman Sachs Technology Industry Composite Index[1]	8.98%	1.05%	–11.91%

[1]	The Goldman Sachs Technology Industry Composite Index is a modified capitalization-weighted index of selected technology stocks. The Index does not reflect deductions for fees, expenses or taxes.

19

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
Management Fees	0.75%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.22%
Total Annual Fund Operating Expenses[1]	0.97%
Acquired Fund (Underlying Fund) Fees and Expenses[2]	0.02%
Net Annual Fund and Underlying Fund Operating Expenses	0.99%

[1]

The Adviser has contractually agreed, through at least February 28, 2008, to waive certain fees and/or reimburse certain expenses associated with the Institutional Class shares of the Thrivent Technology Fund in order to limit the Total Annual Fund Operating Expenses to an annual rate of 0.97% of the average daily net assets of the Institutional Class shares. Such waiver or reimbursement does not apply to Underlying Fund expenses.

[2]

Underlying Fund investments may include investments of temporary cash into an affiliated money market fund and/or investments in unaffiliated exchange-traded funds or other unaffiliated investment companies.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. You should use the expense example for comparison purposes only. The example does not represent the Fund’s actual expenses and returns, either past or future. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years

$101	$315	$547	$1,213

20

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Thrivent Partner Small Cap Growth Fund

TPGIX

Investment Objective

Thrivent Partner Small Cap Growth Fund seeks to achieve long-term growth of capital.

Principal Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of small companies. Should the Adviser determine that the Fund would benefit from reducing the percentage of its assets invested in small cap companies from 80% to a lesser amount, we will notify you at least 60 days prior to the change. The Adviser has selected two subadvisers to serve as subadvisers for the Fund. Each of the subadvisers acts and invests independently of the other and uses its own methodology for selecting securities of small companies, with market capitalizations up to $2.5 billion at the time of purchase, that the subadviser has determined to have above average prospects for growth. The Fund’s assets are allocated generally on an equal basis between the two subadvisers. The Fund seeks to achieve its investment objective by investing primarily in common stocks.

Turner Investment Partners, Inc.

Turner Investment Partners, Inc. (“Turner”), a subadvisor to the Fund, uses its proprietary quantitative model to rank small cap companies by sector according to the size of the company, earnings growth rates and projections, sales and revenue figures, risk and volatility measures and trading volumes. It then uses fundamental and technical investment research techniques to identify attractive investments. A poor ranking from Turner’s proprietary model, a downward revision in earnings estimates or company management, or a breakdown in the underlying money flow for a stock may cause Turner to consider selling the security. (Fundamental, quantitative, and technical investment research techniques are defined on page 18.)

Transamerica Investment Management LLC

Transamerica Investment Management LLC (“Transamerica”), a subadviser to the Fund, reviews the investment environment and economic climate to identify industries that it believes have better than average growth potential over the next 18-24 months. It uses fundamental investment research techniques to identify companies that it believes have strong management, past records of success, and superior business models. Transamerica will consider selling a security when it determines that a company’s fundamentals have declined or the relative valuation of its stock is less attractive.

Principal Risks

The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund’s investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund’s benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company will affect the market prices of its security and the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Small Cap Risk. Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could cushion returns in a falling market.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Stocks of growth companies historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues and if a company’s earnings or revenues fall short of expectations its stock price may fall dramatically.

Foreign Securities Risk. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign

22

withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Small capitalization stocks often have a less liquid resale market. As a result, the Fund may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Fund believes they are worth.

Investment Adviser Risk. The Fund is actively managed and success of the Fund’s investment strategy depends significantly on the skills of Turner and Transamerica in assessing the potential of the securities in which the Fund invests. The subadvisers’ assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for a one-year period and since inception of the Institutional Class shares compared to a broad-based securities market index.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q1 ‘06	+14.33%
Worst Quarter:	Q2 ‘06	-6.51%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2006)
Thrivent Partner Small Cap Growth Fund	1 Year	Since Inception (06/30/05)
Institutional Shares (before taxes)	12.84%	13.76%
(after taxes on distributions)	12.81%	13.74%
(after taxes on distributions and redemptions)	8.39%	11.08%
Russell 2000 Growth Index[1]	13.35%	14.47%

[1]

The Russell 2000 Growth Index is an index comprised of small capitalization companies with a greater than average growth orientation. The performance of the Index does not reflect deductions for fees, expenses or taxes.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)	None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
Management Fees	0.90%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.45%
Total Annual Fund Operating Expenses	1.35%
Less Expense Reimbursement[1]	0.17%
Net Annual Fund Operating Expenses	1.18%

[1]

The Adviser has contractually agreed, through at least February 28, 2008, to waive certain fees and/or reimburse certain expenses associated with the Institutional Class shares of the Thrivent Partner Small Cap Growth Fund in order to limit the Net Annual Fund Operating Expenses to an annual rate of 1.18% of the average daily net assets of the Institutional Class shares.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years

$120	$375	$649	$1,432

23

Thrivent Partner Small Cap Value Fund

TPSIX

Investment Objective

Thrivent Partner Small Cap Value Fund seeks long-term capital appreciation by investing primarily in a diversified portfolio of small company common stocks and securities convertible into small company common stocks.

Principal Strategies

Under normal circumstances, the Fund invests at least 80% of net assets (plus the amount of any borrowing for investment purposes) in securities of small companies. The Fund’s subadviser focuses mainly on the securities of smaller U.S. companies with market capitalizations at time of purchase that are within or below the range of companies included in the Russell 2000 Index. Although market capitalizations are constantly changing, as of December 31, 2006, the largest companies included in the Index have market capitalizations of less than $3.0 billion. The Fund will not sell a security just because the company has grown to a market capitalization outside the range. The Fund may on occasion, purchase companies with a market capitalization outside the range. Should the Adviser determine that the Fund would benefit from reducing the percentage of its assets invested in small company securities from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

The Fund seeks to achieve its investment objective by investing primarily in common stocks. Investing in convertible securities is not a principal strategy of the Fund. The Fund ordinarily invests in equity securities of small companies that the subadviser believes are undervalued. A company’s securities may be undervalued because the company is temporarily overlooked or out of favor due to general economic conditions, a market decline, or industry conditions or developments affecting the particular company. The subadviser seeks to identify companies that appear to be undervalued by various measures, and may be temporarily out of favor, but have good prospects for capital appreciation. The Fund’s subadviser considers these factors, among others, in choosing companies:

•	low price/earnings, price/book value, or price/cash flow ratios relative to the S&P 500, the company’s peers, or its own historic norm;
•	low stock price relative to a company’s underlying asset values;
•	above-average dividend yield relative to a company’s peers or its own historic norm;
•	a plan to improve the business through restructuring; and
•	a sound balance sheet and other positive financial characteristics.

While most assets will be invested in U.S. common stocks, other securities may also be purchased, including bonds, foreign stocks, futures and options, in keeping with Fund’s objective.

The subadviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.

The subadviser uses fundamental investment research techniques to determine what securities to buy and sell. (Fundamental investment research techniques are described on page 18.)

Principal Risks

The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund’s investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund’s benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Small Cap Risk. Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could cushion returns in a falling market.

Issuer Risk. Issuer risk is the possibility that factors specific to a company will affect the market prices of its securities and the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stocks of a company are subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic values or if value stocks are out of favor. The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.

Foreign Securities Risk. Foreign securities are generally more volatile than their domestic counterparts, in part

24

because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Small capitalization stocks often have a less liquid resale market. As a result, the Fund may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Fund believes they are worth.

Investment Adviser Risk. The Fund is actively managed and the success of the Fund’s investment strategy depends significantly on the skills of the subadviser in assessing the potential of the securities in which the Fund invests. The subadviser’s assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-year and five-year periods and since inception compared to a broad-based securities market index.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q2 ‘03	+22.03%
Worst Quarter:	Q3 ‘02	-20.59%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2006)
Thrivent Partner Small Cap Value Fund	1 Year	5 Year	Since Inception (07/17/01)
Institutional Shares (before taxes)	22.23%	14.89%	14.97%
(after taxes on distributions)	21.09%	13.55%	13.74%
(after taxes on distributions and redemptions)	15.35%	12.17%	12.32%
Russell 2000 Value Index[1]	23.48%	15.37%	14.95%

[1]	The Russell 2000 Value Index measures the performance of small cap value stocks. The Index does not reflect deductions for fees, expenses or taxes.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees. We may charge a fee of up to $50 for redemption by wire. See “Shareholder Information—Redeeming Shares.”

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
Management Fees	0.70%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.12%
Total Annual Fund Operating Expenses[1]	0.82%
Acquired Fund (Underlying Fund) Fees and Expenses[2]	0.01%
Net Annual Fund and Underlying Fund Operating Expenses	0.83%

[1]

The investment adviser has voluntarily agreed to temporarily reimburse certain expenses associated with the Fund equal in the aggregate to 0.10% of the average daily net assets of the Fund. This voluntary reimbursement may be discontinued at any time.

[2]

Underlying Fund investments may include investments of temporary cash into an affiliated money market fund and/or investments in unaffiliated exchange-traded funds or other unaffiliated investment companies.

25

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. You should use the expense example for comparison purposes only. The example does not represent the Fund’s actual expenses and returns, either past or future. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years

$85	$265	$460	$1,025

26

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Thrivent Small Cap Stock Fund

TSCSX

Investment Objective

Thrivent Small Cap Stock Fund seeks long-term capital growth by investing primarily in small company common stocks and securities convertible into small company common stocks.

Principal Strategies

Under normal circumstances, the Fund invests at least 80% of net assets (plus the amount of any borrowing for investment purposes) in securities of small companies. The Adviser focuses mainly in the securities of smaller U.S. companies which have market capitalizations similar to those companies included in widely known indices such as the S&P SmallCap 600 Index or the Russell 2000 Index. Although market capitalizations are constantly changing, as of December 31, 2006 those indices included companies with market capitalizations less than $3.7 billion. Should the Adviser determine that the Fund would benefit from reducing the percentage of its assets invested in securities of small companies stocks from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

The Fund seeks to achieve its investment objective by investing primarily in common stocks. Investing in convertible securities is not a principal strategy of the Fund. The Adviser uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell. (Fundamental, quantitative, and technical investment research techniques are described on page 18.) The Adviser looks for small companies that, in its opinion:

•	have an opportunity for rapid growth;
•	have capable management; and
•	are financially sound.

The Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.

Principal Risks

The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund’s investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund’s benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company will affect the market prices of its securities and the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Small Cap Risk. Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could cushion returns in a falling market.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Foreign Securities Risk. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Small capitalization stocks often have a less liquid resale market. As a result, the Fund may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Fund believes they are worth.

Investment Adviser Risk. The Fund is actively managed and the success of the Fund’s investment strategy depends significantly on the skills of the Adviser in assessing the potential of the securities in which the Fund invests. The Adviser’s assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets.

28

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one- and five- year periods and since inception of the Institutional Class shares compared to a broad-based securities market index.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The Fund commenced operations on July 1, 1996. Prior to January 8, 1997, the shares of the Fund had no specific class designation. As of that date, all of the outstanding shares were redesignated as Class A shares and, on December 29, 1997, shares that qualified as Institutional Class shares were converted to Institutional Class shares. How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q4 ‘01	+22.94%
Worst Quarter:	Q3 ‘98	-21.18%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2006)
Thrivent Small Cap Stock Fund	1 Year	5 Years	Since Inception (12/29/97)
Institutional Shares (before taxes)	13.12%	10.67%	10.68%
(after taxes on distributions)	11.44%	9.51%	9.32%
(after taxes on distributions and redemptions)	10.60%	8.86%	8.66%
Russell 2000 Index[1]	18.37%	11.39%	8.37%

[1]	The Russell 2000 Index measures the performance of small cap stocks. The Index does not reflect deductions for fees, expenses or taxes.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
Management Fees	0.67%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.74%
Acquired Fund (Underlying Fund) Fees and Expenses[1]	0.01%
Net Annual Fund and Underlying Fund Operating Expenses	0.75%

[1]

Underlying Fund investments may include investments of temporary cash into an affiliated money market fund and/or investments in unaffiliated exchange-traded funds or other unaffiliated investment companies.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. You should use the expense example for comparison purposes only. The example does not represent the Fund’s actual expenses and returns, either past or future. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years

$77	$240	$417	$930

29

Thrivent Mid Cap Growth Fund

LBMIX

Investment Objective

Thrivent Mid Cap Growth Fund seeks long-term growth of capital.

Principal Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of mid-sized companies. The Adviser focuses mainly on securities of mid-sized U.S. companies which have market capitalizations similar to those companies included in widely known mid cap indices such as the Russell Midcap Growth Index or the S&P MidCap 400/Citigroup Growth Index at the time of the Fund’s investment. Although market capitalizations are constantly changing, as of December 31, 2006, those indices included companies with market capitalization between $457 million and $21.4 billion. Should the Adviser determine that the Fund would benefit from reducing the percentage of its assets invested in securities of mid cap companies from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

The Fund seeks to achieve its investment objective by investing primarily in common stocks. The Adviser uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell. (Fundamental, quantitative, and technical investment research techniques are described on page 18.) The Adviser focuses on companies that have a strong record of earnings growth or show good prospects for growth in sales and earnings and also considers the trends in the market as a whole.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

Principal Risks

The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund’s investments may move with these cycles and in some instances, increase or decrease more than its market as measured by the Fund’s benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company will affect the market prices of its securities and the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Mid Cap Risk. Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projection of future earnings or revenues and, if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.

Foreign Securities Risk. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Investment Adviser Risk. The Fund is actively managed and the success of the Fund’s investment strategy depends significantly on the skills of the Adviser in assessing the potential of the securities in which the Fund invests. The Adviser’s assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how

30

the Fund’s average annual returns for one- and five-year periods and since inception of the Institutional Class shares compared to a broad-based securities market index. On July 16, 2004, the Fund became the successor by merger to Lutheran Brotherhood Opportunity Growth Fund and Lutheran Brotherhood Mid Cap Growth Fund. Prior to the merger, the Fund had no assets or liabilities. The performance presented for the period prior to the merger is for Lutheran Brotherhood Mid Cap Growth Fund.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax- deferred arrangements, such as 401(k) plans or individual retirement accounts.

The Fund commenced operations on May 30, 1997. Prior to October 31, 1997, the shares of the Fund had no specific class designation. As of that date, all of the outstanding shares were redesignated as Class A shares and, immediately thereafter, shares that qualified as Institutional Class shares were converted to Institutional Class shares. How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q4 ‘99	+34.39%
Worst Quarter:	Q1 ‘01	-23.91%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2006)
Thrivent Mid Cap Growth Fund	1 Year	5 Years	Since Inception (10/31/97)
Institutional Shares (before taxes)	8.45%	6.26%	8.14%
(after taxes on distributions)	7.40%	6.05%	7.33%
(after taxes on distributions and redemptions)	6.93%	5.20%	6.52%
Russell Midcap Growth Index[1]	10.66%	8.22%	7.31%

[1]	The Russell Midcap Growth Index measures the performance of mid cap growth stocks. The Index does not reflect deductions for fees, expenses or taxes.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
Management Fees	0.40%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.49%

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. You should use the expense example for comparison purposes only. The example does not represent the Fund’s actual expenses and returns, either past or future. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years

$50	$157	$274	$616

31

Thrivent Partner Mid Cap Value Fund

TPMIX

Investment Objective

Thrivent Partner Mid Cap Value Fund seeks to achieve long-term growth of capital.

Principal Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of mid-cap issuers. The subadviser focuses mainly on the securities of mid cap issuers which have market capitalizations similar to companies constituting the Russell Midcap Value Index at the time of investment. Although market capitalizations are constantly changing, as of December 31, 2006, the capitalization range of the Russell Midcap Value Index was between $1.3 billion and $18.1 billion. Although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its assets in foreign securities, including securities of issuers in emerging countries and securities in foreign currencies. Should the Adviser determine that the Fund would benefit from reducing the percentage of its assets invested in mid cap securities from 80% to a lesser amount, it will notify you at least 60 days’ prior to such a change.

The subadviser’s stock selection reflects a mid cap value style. The Fund ordinarily invests in equity securities of mid cap companies that the subadviser believes are undervalued.

The subadviser uses fundamental research techniques to determine what securities to buy and sell. (Fundamental investment research techniques is described on page 18.)

Principal Risks

The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund’s investments may move with these cycles and in some instances, increase or decrease more than its market as measured by the Fund’s benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company will affect the market prices of its securities and the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in and general creditors of, the company.

Mid Cap Risk. Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Value style investing includes the risk that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic value or if value stocks are out of favor.

Foreign Securities Risk. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Emerging Markets Risk. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Fund performance will likely be negatively affected by portfolio exposure to nations in the midst of hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets. These factors make investing in emerging market countries significantly riskier than in other countries and events in any one country could cause the Fund’s share price to decline.

Investment Adviser Risk. The Fund is actively managed and the success of the Fund’s investment strategy depends significantly on the skills of the subadviser in assessing the potential of the securities in which the Fund invests. The subadviser’s assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets.

32

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for a one-year period and since inception of the Institutional Class shares compared to a broad-based securities market index.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q4 ‘06	+8.66%
Worst Quarter:	Q2 ‘06	-1.16%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2006)
Thrivent Partner Mid Cap Value Fund	1 Year	Since Inception (06/30/05)
Institutional Shares (before taxes)	16.80%	15.27%
(after taxes on distributions)	16.15%	14.78%
(after taxes on distributions and redemptions)	11.17%	12.21%
Russell MidCap Value Index[1]	20.22%	18.12%

[1]

The Russell MidCap Value Index is an index comprised of mid cap companies with lower than average price-to-book ratios and lower forecasted growth values. The performance of the Index does not reflect deductions for fees, expenses or taxes.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)	None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
Management Fees	0.75%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.62%
Total Annual Fund Operating Expenses	1.37%
Less Expense Reimbursement[1]	0.29%
Net Annual Fund Operating Expenses	1.08%

[1]

The Adviser has contractually agreed, through at least February 28, 2008, to waive certain fees and/or reimburse certain expenses associated with the Institutional Class shares of the Thrivent Partner Mid Cap Value Fund in order to limit the Net Annual Fund Operating Expenses to an annual rate of 1.08% of the average daily net assets of the Institutional Class shares.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years

$110	$343	$595	$1,317

33

Thrivent Mid Cap Stock Fund

TMSIX

Investment Objective

Thrivent Mid Cap Stock Fund seeks long-term capital growth by investing primarily in common stocks and securities convertible into common stocks, of mid-sized companies.

Principal Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of mid-sized companies. The Adviser focuses mainly on the securities of mid-sized U.S. companies which have market capitalizations similar to those included in widely known indices such as the S&P MidCap 400 Index or the Russell Midcap Index. Although market capitalizations are constantly changing, as of December 31, 2006, those indices included companies with market capitalization between $457 million and $21.4 billion. Should the Adviser determine that the Fund would benefit from reducing the percentage of its assets invested in mid cap securities from 80% to a lesser amount, we will notify you at least 60 days’ prior to the change.

The Fund seeks to achieve its investment objective by investing in common stocks. Investing in convertible securities is not a principal strategy of the Fund. The Adviser uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell. (Fundamental, quantitative, and technical investment research techniques are described on page 18.) The Adviser looks for mid-sized companies that, in its opinion:

•	have prospects for growth in their sales and earnings;
•	are in an industry with a good economic outlook;
•	have high-quality management; and
•	have a strong financial position.

The Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.

Principal Risks

The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of a Fund’s investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund’s benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that a factors specific to a company will affect the market prices of its securities and the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Mid Cap Risk. Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Foreign Securities Risk. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Investment Adviser Risk. The Fund is actively managed and the success of the Fund’s investment strategy depends significantly on the skills of the Adviser in assessing the potential of the securities in which the Fund invests. The Adviser’s assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one- and five-year periods and since inception of the Institutional Class shares compared to broad-based securities market indices.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of

34

the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The Fund commenced operations on June 30, 1993. Prior to January 8, 1997, the shares of the Fund had no specific class designation. As of that date, all of the outstanding shares were redesignated as Class A shares and, on December 29, 1997, shares that qualified as Institutional Class shares were converted to Institutional Class shares. How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q4 ‘98	+22.99%
Worst Quarter:	Q3 ‘01	-22.03%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2006)
Thrivent Mid Cap Stock Fund	1 Year	5 Years	Since Inception (12/29/97)
Institutional Shares (before taxes)	13.75%	11.79%	9.29%
(after taxes on distributions)	9.82%	10.62%	7.50%
(after taxes on distributions and redemptions)	11.35%	9.73%	7.17%
Russell MidCap Index[1]	15.26%	12.88%	10.70%
S&P MidCap 400 Index[2]	10.31%	10.88%	11.86%

[1]

The Russell MidCap Index is an unmanaged index that measures the performance of the smallest 800 securities in the Russell 1000 Index, as ranked by total market capitalization. The Index does not reflect deductions for fees, expenses or taxes. The Adviser believes that the composition of the Russell MidCap Index makes it a more appropriate benchmark for the Fund than the S&P MidCap 400 Index and thus the S&P Mid Cap 400 Index will not be shown in future prospectuses of the Fund.

[2]

The S&P MidCap 400 Index is an unmanaged index that represents the average performance of a group of 400 medium capitalization stocks. The Index does not reflect deductions for fees, expenses or taxes.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
ANNUAL FUND OPERATING EXPENSES[1] (expenses that are deducted from Fund assets)
Management Fees	0.66%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.71%

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. You should use the expense example for comparison purposes only. The example does not represent the Fund’s actual expenses and returns, either past or future. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years

$73	$227	$395	$883

35

Thrivent Mid Cap Index Fund-I

AALMX

Investment Objective

Thrivent Mid Cap Index Fund-I seeks total returns that track the performance of the S&P MidCap 400 Index, by investing primarily in common stocks comprising the Index.

Principal Strategies

Under normal circumstances, the Fund invests substantially all of its assets (more than 80%) in mid-sized company stocks included in the S&P MidCap 400 Index in the proportions in which they are represented in the Index. Although market capitalizations are constantly changing, as of December 31, 2006, mid cap companies have market capitalization between $457 million and $10.6 billion. This is a passively managed Fund, which means that the Adviser does not choose the securities that make up the Fund. The S&P MidCap 400 Index is a capitalization weighted index of 400 domestic stocks chosen for market size, liquidity and industry representation. The Index is adjusted quarterly, and when changes to the Index occur, the investment adviser will attempt to replicate these changes within the Fund. However, any such changes may result in slight variations from the Index. For liquidity reasons, the Fund may invest, to some degree, in money market instruments.

Principal Risks

The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund’s investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund’s benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company will affect the market prices of its securities and the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Mid Cap Risk. Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one- and five-year periods and since inception of the Institutional Class shares compared to a broad-based securities market index.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

36

Best Quarter:	Q4 ‘01	+17.66%
Worst Quarter:	Q3 ‘01	-16.36%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2006)
Thrivent Mid Cap Index Fund-I	1 Year	5 Years	Since Inception (12/31/99)
Institutional Shares (before taxes)	9.64%	10.26%	9.51%
(after taxes on distributions)	8.53%	9.31%	8.31%
(after taxes on distributions and redemptions)	7.49%	8.47%	7.61%
S&P MidCap 400 Index[1]	10.31%	10.88%	10.07%

[1]

The S&P MidCap 400 Index is an unmanaged index that represents the average performance of a group of 400 medium capitalization stocks. The Index does not reflect deductions for fees, expenses or taxes.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
Management Fees	0.25%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.34%
Total Annual Fund Operating Expenses	0.59%

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. You should use the expense example for comparison purposes only. The example does not represent the Fund’s actual expenses and returns, either past or future. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years

$60	$189	$329	$738

37

Thrivent Partner International Stock Fund

TISFX

Investment Objective

Thrivent Partner International Stock Fund seeks long-term capital growth by investing primarily in a diversified portfolio of foreign stocks.

Principal Strategies

The Fund seeks to achieve its objective by investing substantially all of its assets in stocks outside the U.S. and to diversify broadly among developed and emerging countries throughout the world. Normally, at least 80% of the Fund’s net assets (plus the amount of any borrowing for investment purposes) will be invested in stocks. Should the Adviser, determine that the Fund would benefit from reducing the percentage of its assets invested in stocks from 80% to a lesser amount, we will notify you at least 60 days prior to the change. While stocks may be purchased without regard to a company’s market capitalization, the focus typically will be on large and, to a lesser extent, medium-sized companies. The Adviser has selected two subadvisers with differing management styles to subadvise the Fund. Each of the subadvisers acts and invests independently of the other and uses its own methodology for selecting stocks. The Fund’s assets are allocated generally on an equal basis between the two investment subadvisers described below.

Principal Global Investors, LLC (“Principal”)

Principal’s stock selection reflects a growth style. Principal may invest in securities of issuers of any capitalization size. Although Principal invests primarily in equity securities, it also may invest in fixed income securities and derivatives.

Principal’s stock selection is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. Principal focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, Principal leverages technology in its research-driven approach and seeks to neutralize unintended portfolio risks.

The Fund may also purchase other securities including futures and options in keeping with the Fund’s objective.

Principal may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

Mercator Asset Management, LP (“Mercator”)

Mercator’s stock selection reflects a value style. Mercator may invest in securities of issuers of any capitalization size. Although Mercator invests primarily in equity securities, it also may invest in fixed income securities and derivatives.

Mercator combines a relative value style with bottom-up stock analysis. The goal of the investment team is to maximize returns on a risk-adjusted basis. Mercator’s approach is to identify attractive, undervalued securities that have good earnings prospects. Using initial screens based on historical data, Mercator uses its proprietary database to identify securities which are inexpensive relative to their respective historical prices, industries, and markets. Mercator subjects the most attractive stocks to fundamental investment research techniques, which seek to validate projected financial data and considers company, industry, and macro factors. Mercator will consider selling a security when fundamental investment research techniques indicate that the security is less attractive than alternative investments.

Principal Risks

The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund’s investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund’s benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company will affect the market prices of its securities and the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues, and if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Value style investing includes the risk that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic value or if value stocks are out of favor.

38

Foreign Securities Risk. Stocks of non-U.S. companies in which the Fund invests generally carry more risk than stocks of U.S. companies. The economies and financial markets of certain regions—such as Latin America, Asia, Europe and the Mediterranean region—can be highly interdependent and may decline at the same time. Other risks result from the varying stages of economic and political development of foreign countries, the differing regulatory environments, trading days, and accounting standards of non-U.S. markets, and higher transaction costs. The Fund’s investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes which would have an adverse effect on security prices and impair the Fund’s ability to repatriate capital or income. The Fund is also subject to the risk that the value of a foreign currency may decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Under normal conditions, the Fund does not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.

Emerging Markets Risk. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Fund performance will likely be negatively affected by portfolio exposure to nations in the midst of hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets. These factors make investing in emerging market countries significantly riskier than in other countries and events in any one country could cause the Fund’s share price to decline.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Foreign securities generally have a less liquid resale market. As a result, the Fund may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Fund believes they are worth.

Investment Adviser Risk. The Fund is actively managed and the success of the Fund’s investment strategy depends significantly on the skills of Principal and Mercator in assessing the potential of the securities in which the Fund invests. The subadvisers’ assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one- and five-year periods and since inception of the Institutional Class shares compared to a broad-based securities market index. On July 16, 2004, the Fund merged with Lutheran Brotherhood World Growth Fund. The performance presented for the period prior to the merger is for Lutheran Brotherhood World Growth Fund.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The Fund commenced operations on September 5, 1995. Prior to October 31, 1997, the shares of the Fund had no specific class designation. As of that date, all of the outstanding shares were redesignated as Class A shares and, immediately thereafter, shares that qualified as Institutional Class shares were converted to Institutional Class shares. How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q4 ‘99	+24.31%
Worst Quarter:	Q3 ‘02	-21.59%

39

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2006)
Thrivent Partner International Stock Fund	1 Year	5 Years	Since Inception (10/31/97)
Institutional Shares (before taxes)	21.70%	11.25%	6.16%
(after taxes on distributions)	21.42%	11.10%	5.74%
(after taxes on distributions and redemptions)	14.48%	9.37%	5.06%
MSCI EAFE Index[1]	26.86%	15.43%	8.57%

[1]

The Morgan Stanley Capital International, Europe, Australasia, Far East Index (MSCI EAFE Index) measures the performance of stocks in developed countries outside of North America. The Index does not reflect deductions for fees, expenses or taxes.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
Management Fees	0.61%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.72%

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. You should use the expense example for comparison purposes only. The example does not represent the Fund’s actual expenses and returns, either past or future. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years

$74	$230	$401	$894

40

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Thrivent Large Cap Growth Fund

THLCX

Investment Objective

Thrivent Large Cap Growth Fund seeks long-term capital appreciation by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.

Principal Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of large companies. The Adviser focuses mainly on the securities of large U.S. companies which have market capitalizations similar to those included in widely known indices such as the S&P 500/Citigroup Growth Index, the Russell 1000 Growth Index, or the large company market capitalization classifications published by Lipper, Inc. Although market capitalizations are constantly changing, as of December 31, 2006, those indices included companies with market capitalizations of at least $1.2 billion. Should the Adviser determine that the Fund would benefit from reducing the percentage of its assets invested in large cap securities from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

The Fund seeks to achieve its investment objective by investing in common stocks. Investing in convertible securities is not a principal strategy of the Fund. The Adviser uses fundamental, quantitative, and technical investment research techniques and focuses on stocks of U.S. companies that it believes have demonstrated and will sustain above-average earnings growth over time, or which are expected to develop rapid sales and earnings growth in the future when compared to the economy and stock market as a whole. (Fundamental, quantitative, and technical investment research techniques are described on page 18.) The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

Principal Risks

The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund’s investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund’s benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company will affect the market prices of its securities and the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projection of future earnings or revenues, and if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.

Foreign Securities Risk. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Investment Adviser Risk. The Fund is actively managed and the success of the Fund’s investment strategy depends significantly on the skills of the Adviser in assessing the potential of the securities in which the Fund invests. The Adviser’s assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one- and five-year periods and since inception compared to a broad-based securities market index. On July 16, 2004, the Fund merged with Lutheran Brotherhood Growth Fund. The performance presented for the period prior to the merger is for Lutheran Brotherhood Growth Fund, which commenced operations on October 29, 1999.

42

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q2 ‘03	+14.38%
Worst Quarter:	Q1 ‘01	-21.46%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2006)
Thrivent Large Cap Growth Fund	1 Year	5 Years	Since Inception (10/29/99)
Institutional Shares (before taxes)	6.98%	2.94%	–1.67%
(after taxes on distributions)	6.87%	2.88%	–1.71%
(after taxes on distributions and redemptions)	4.68%	2.39%	–1.32%
Russell 1000 Growth Index[1]	9.07%	2.69%	–2.72%

[1]	The Russell 1000 Growth Index measures the performance of large cap growth stocks. The Index does not reflect deductions for fees, expenses, or taxes.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
Management Fees	0.75%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.09%
Total Annual Fund Operating Expenses[1]	0.84%
Acquired Fund (Underlying Fund) Fees and Expenses[2]	0.01%
Net Annual Fund and Underlying Fund Operating Expenses	0.85%

[1]

The Adviser has contractually agreed, through at least February 28, 2008, to waive certain fees and/or reimburse certain expenses associated with the Institutional Class shares of the Thrivent Large Cap Growth Fund in order to limit the Total Annual Fund Operating Expenses to an annual rate of 0.84% of the average daily net assets of the Institutional Class shares. Such waiver or reimbursement does not apply to Underlying Fund expenses.

[2]

Underlying Fund investments may include investments of temporary cash into an affiliated money market fund and/or investments in unaffiliated exchange-traded funds or other unaffiliated investment companies.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. You should use the expense example for comparison purposes only. The example does not represent the Fund’s actual expenses and returns, either past or future. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years

$87	$271	$471	$1,049

43

Thrivent Large Cap Value Fund

TLVIX

Investment Objectives

Thrivent Large Cap Value Fund seeks to achieve long-term growth of capital.

Principal Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of large companies. The Adviser focuses mainly on the securities of large U.S. companies which have market capitalizations similar to those included in widely known indices such as the S&P 500/Citigroup Value Index, the Russell 1000 Value Index, or the large company market capitalization classifications published by Lipper, Inc. Although market capitalizations are constantly changing, as of December 31, 2006, those indices included companies with market capitalizations of at least $1.3 billion. Should the Adviser determine that the Fund would benefit from reducing the percentage of its assets invested in securities of large cap companies from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

The Adviser uses fundamental, quantitative, and technical investment research techniques and focuses on stocks of U.S. companies that it believes are undervalued in relation to their long-term earnings power or asset value.

These stocks typically, but not always, have below average price-to-earnings and price-to-book value ratios. (Fundamental, quantitative, and technical investment research techniques are described on page 18.) The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

Principal Risks

The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund’s investments may move with these cycles and in some instances, increase or decrease more than its market as measured by the Fund’s benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company will affect the market prices of its securities and the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Value style investing includes the risk that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic value or if value stocks are out of favor.

Foreign Securities Risk. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Investment Adviser Risk. The Fund is actively managed and the success of the Fund’s investment strategy depends significantly on the skills of the Adviser in assessing the potential of the securities in which the Fund invests. The Adviser’s assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one- and five-year periods and since inception compared to a broad-based securities market index. On July 16, 2004, the Fund merged with Lutheran Brotherhood Value Fund. The performance presented for the period prior to the merger is for Lutheran Brotherhood Value Fund, which commenced operations on October 29, 1999.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual

44

after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q2 ‘03	+15.44%
Worst Quarter:	Q3 ‘02	-17.39%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2006)
Thrivent Large Cap Value Fund	1 Year	5 Years	Since Inception (10/29/99)
Institutional Shares (before taxes)	19.23%	7.70%	4.96%
(after taxes on distributions)	17.85%	7.14%	4.49%
(after taxes on distributions and redemptions)	13.97%	6.32%	4.02%
Russell 1000 Value Index[1]	22.22%	10.86%	7.56%

[1]	The Russell 1000 Value Index measures the performance of large cap value stocks. The Index does not reflect deductions for fees, expenses, or taxes.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
Management Fees	0.45%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.52%

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. You should use the expense example for comparison purposes only. The example does not represent the Fund’s actual expenses and returns, either past or future. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years

$53	$167	$291	$653

45

Thrivent Large Cap Stock Fund

IILGX

Investment Objective

Thrivent Large Cap Stock Fund seeks long-term capital growth by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.

Principal Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of large companies. The Adviser focuses mainly on the securities of large U.S. companies which have market capitalizations similar to those in widely known indices such as the S&P 500 Index, the Russell 1000 Index, or the large company market capitalization classifications published by Lipper, Inc. Although market capitalizations are constantly changing, as of December 31, 2006, those indices included companies with market capitalizations of at least $1.2 billion. Should the Adviser determine that the Fund would benefit from reducing the percentage of its assets invested in securities of large cap companies from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

The Fund seeks to achieve its investment objective by investing primarily in common stocks. Investing in convertible securities is not a principal strategy of the Fund. The Adviser uses fundamental, quantitative, and technical investment research techniques to determine what stocks to buy and sell. (Fundamental, quantitative, and technical investment research techniques are described on page 18.) The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

Principal Risks

The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund’s investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund’s benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company will affect the market prices of its securities and the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Foreign Securities Risk. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Investment Adviser Risk. The Fund is actively managed and the success of the Fund’s investment strategy depends significantly on the skills of the Adviser in assessing the potential of the securities in which the Fund invests. The Adviser’s assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one- and five-year periods and since inception of the Institutional Class shares compared to a broad-based securities market index.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The Fund commenced operations on July 16, 1987. Prior to January 8, 1997, the shares of the Fund had no specific class designation. As of that date, all of the outstanding shares were redesignated as Class A shares and, on December 29, 1997,

46

shares that qualified as Institutional Class shares were converted to Institutional Class shares.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q4 ‘98	+22.07%
Worst Quarter:	Q3 ‘02	-17.62%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2006)
Thrivent Large Cap Stock Fund	1 Year	5 Years	Since Inception (12/29/97)
Institutional Shares (before taxes)	12.08%	3.96%	5.95%
(after taxes on distributions)	11.16%	3.02%	5.10%
(after taxes on distributions and redemptions)	9.07%	3.30%	4.92%
S&P 500 Index[1]	15.78%	6.19%	6.16%

[1]

The S&P 500 Index is a broad-based composite unmanaged index that represents the average performance of a group of 500 widely-held, publicly traded stocks. The Index does not reflect deductions for fees, expenses or taxes.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
Management Fees	0.51%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.56%

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. You should use the expense example for comparison purposes only. The example does not represent the Fund’s actual expenses and returns, either past or future. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years

$57	$179	$313	$701

47

Thrivent Large Cap Index Fund-I

IILCX

Investment Objective

Thrivent Large Cap Index Fund-I seeks total returns that track the performance of the S&P 500 Index, by investing primarily in common stocks comprising the Index.

Principal Strategies

Under normal circumstances, the Fund invests substantially all of its assets (more than 80%) in the large company common stocks included in the S&P 500 Index in the proportions in which they are represented in the Index. This is a passively managed Fund, which means that the Adviser does not choose the securities that make up the Fund. The S&P 500 Index is comprised of 500 common stocks representing more than 70% of the total market value of all publicly traded common stocks. The Index is adjusted quarterly, and when changes to the Index occur, the Adviser will attempt to replicate these changes within the Fund. However, any such changes may result in slight variations from the Index. For liquidity reasons, the Fund may invest to some degree in money market instruments.

Principal Risks

The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund’s investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund’s benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company will affect the market prices of its securities and the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one- and five-year periods and since inception of the Institutional Class shares compared to a broad-based securities market index.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q2 ‘03	+15.46%
Worst Quarter:	Q3 ‘02	-17.03%

48

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2006)
Thrivent Large Cap Index Fund-I	1 Year	5 Years	Since Inception (12/31/99)
Institutional Shares (before taxes)	15.16%	5.77%	0.76%
(after taxes on distributions)	14.92%	5.47%	0.46%
(after taxes on distributions and redemptions)	10.18%	4.68%	0.54%
S&P 500 Index[1]	15.78%	6.19%	1.12%

[1]

The S&P 500 Index is a broad-based composite unmanaged index that represents the average performance of a group of 500 widely-held, publicly traded stocks. The Index does not reflect deductions for fees, expenses or taxes.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees. We may charge a fee of up to $50 for redemption by wire. See “Shareholder Information—Redeeming Shares.”

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
Management Fees	0.25%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.28%
Total Annual Fund Operating Expenses	0.53%

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. You should use the expense example for comparison purposes only. The example does not represent the Fund’s actual expenses and returns, either past or future. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years

$54	$170	$296	$665

49

Thrivent Real Estate Securities Fund

TREIX

Investment Objective

Thrivent Real Estate Securities Fund seeks to achieve long-term growth of capital and high current income.

Principal Strategies

Under normal circumstances, the Fund invests at least 80% of its total assets in income producing common stocks and other equity securities (which may include convertible securities) of companies that are primarily engaged in the U.S. real estate industry. This includes companies such as real estate investment trusts (REITs) and other real estate related investments. A real estate company generally derives at least 50% of its revenue from real estate ownership, leasing, management, development, financing or sale of residential, commercial or industrial real estate—or has at least 50% of its assets in real estate. Should the Adviser determine that the Fund would benefit from reducing the percentage of assets invested in companies that are primarily engaged in the real estate industry from 80% to a lesser amount, you will be notified at least 60 days prior to such a change.

The Fund may invest up to 20% in equity and fixed income securities of companies which are not principally engaged in the real estate industry or which are not income producing equity securities of companies principally engaged in the U.S. real estate industry.

Principal Risks

The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund’s investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund’s benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Real Estate Industry Risk. Real estate industry risk is the risk that declines in real estate values, changes in interest rates or economic downturns can have a significant negative effect on issuers in the real estate industry. Other adverse changes could include, but are not limited to extended vacancies of properties, increased competition, overbuilding and changes in zoning law and government regulations. Since the Fund invests primarily in the real estate industry, the Fund’s performance will be closely tied to the performance of the real estate markets.

Real Estate Investment Trust (REIT) Risk. REITS generally can be divided into three types: equity REITs, mortgage REITs and hybrid REITs (which combine the characteristics of equity REITs and mortgage REITs). Equity REITs will be affected by changes in the values of and incomes from the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. All types of REITs may be affected by changes in interest rates. REITs are subject to additional risks, including the fact that REITs are dependent on specialized management skills which may affect their ability to generate cash flow for operating purposes and to make distributions to shareholders. REITs may have limited diversification and are subject to the risks associated with obtaining financing for real property. As with any investment, there is a risk that REIT securities and other real estate industry investments may be overvalued at the time of purchase.

Issuer Risk. Issuer risk is the possibility that factors specific to a company will affect the market prices of its securities and the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Foreign Securities Risk. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Interest Rate Risk. Interest rate risk is the risk that security prices (equity or fixed income) decline in value when interest rates rise. This effect of rising interest rates is generally more pronounced for high dividend paying stock than for stocks that pay little or no dividends. This may cause the value of real estate securities to decline during periods of rising interest rates, which would reduce the overall return of the Fund.

50

Investment Adviser Risk. The Fund is actively managed and the success of the Fund’s investment strategy depends significantly on the skills of the Adviser in assessing the potential of the securities in which the Fund invests. The subadvisers’ assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-year and five-year periods and since inception of the Institutional Class shares compared to a broad-based securities market index.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q1 ‘06	+14.41%
Worst Quarter:	Q2 ‘06	-0.51%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2006)
Thrivent Real Estate Securities Fund	1 Year	Since Inception (06/30/05)
Institutional Shares (before taxes)	34.96%	26.97%
(after taxes on distributions)	33.04%	25.44%
(after taxes on distributions and redemptions)	23.12%	21.29%
NAREIT Equity REIT Index[1]	35.06%	26.60%

[1]	The NAREIT Equity REIT Index is an unmanaged capitalization-weighted index of all equity real estate investment trusts. The Index does not reflect deductions for fees, expenses or taxes.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)	None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
Management Fees	0.80%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.26%
Total Annual Fund Operating Expenses[1]	1.06%
Acquired Fund (Underlying Fund) Fees and Expenses[2]	0.01%
Net Annual Fund and Underlying Fund Operating Expenses	1.07%

[1]

The Adviser has contractually agreed, through at least February 28, 2008, to waive certain fees and/or reimburse certain expenses associated with the Institutional Class shares of the Thrivent Real Estate Securities Fund in order to limit the Total Annual Fund Operating Expenses to an annual rate of 1.06% of the average daily net assets of the Institutional Class shares. Such waiver or reimbursement does not apply to Underlying Fund expenses.

[2]

Underlying Fund investments may include investments of temporary cash into an affiliated money market fund and/or investments in unaffiliated exchange-traded funds or other unaffiliated investment companies.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years

$109	$340	$590	$1,306

51

Thrivent Balanced Fund

IBBFX

Investment Objective

Thrivent Balanced Fund seeks long-term total return through a balance between income and the potential for long-term capital growth by investing primarily in a diversified portfolio of common stocks, bonds and money market instruments.

Principal Strategies

The Fund invests in a combination of common stocks, bonds, and money market instruments. The Adviser establishes the Fund’s asset allocation mix by forecasting the expected return of each asset class over short-term and long-term time horizons, as well as expected risks of each asset class. The Adviser tries to maintain higher weighting in those asset classes the Adviser expects to provide the highest returns over a set time horizon. Under normal circumstances, the Fund invests in the following three asset classes within the ranges given:

	Minimum	Maximum
Common Stocks	35%	75%
Debt Securities	25%	50%
Money Market Instruments	0%	40%

The Adviser focuses on common stocks of U.S. companies with varying market capitalizations similar to those companies included in the Russell 3000 Index and the S&P 1500 Index. Although market capitalizations are constantly changing, as of December 31, 2006, those indices were comprised of companies with market capitalizations of between $66 million and $464 billion. For debt securities, the Adviser invests primarily in investment-grade corporate bonds, government bonds, asset-backed securities and mortgage-backed securities, and it may purchase bonds of any maturity. (Asset-backed securities are securities backed by notes or receivables originated by banks, credit card companies, or other providers of credit.)

Principal Risks

The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The same sort of cycle may also occur with bond prices. The value of the Fund’s investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund’s benchmark index.

Issuer Risk. Issuer risk is the possibility that factors specific to a company will affect the market prices of its securities and the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The value of the Fund’s shares may be affected by weak equity markets or changes in interest rate or bond yield levels. As a result, the value of the Fund’s shares may fluctuate significantly in the short term.

Foreign Securities Risk. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Credit Risk. Credit risk is the risk that an issuer of a bond held by the Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Fund to decline and reduce the overall return of the Fund.

Investment Adviser Risk. The Fund is actively managed and the success of the Fund’s investment strategy depends significantly on the skills of the Adviser in assessing the potential of the securities in which the Fund invests. The Adviser’s assessment of companies in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets.

52

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one- and five-year periods and since inception of the Institutional Class shares compared to a broad-based securities market index.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The Fund commenced operations on December 29, 1997. How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q4 ‘98	+11.37%
Worst Quarter:	Q3 ‘02	-8.94%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2006)
Thrivent Balanced Fund	1 Year	5 Years	Since Inception (12/29/97)
Institutional Shares (before taxes)	9.19%	5.06%	6.08%
(after taxes on distributions)	7.26%	3.92%	4.94%
(after taxes on distributions and redemptions)	6.61%	3.73%	4.54%
Lehman Brothers Aggregate Bond Index[1]	4.33%	5.06%	5.86%
S&P Supercomposite 1500 Index[2]	15.38%	6.81%	6.68%

[1]	The Lehman Brothers Aggregate Bond Index is an unmanaged index which measures the performance of U.S. investment grade bonds. The Index does not reflect deductions for fees, expenses or taxes.
[2]	The S&P Supercomposite 1500 Index measures the performance of a group of 1500 publicly-traded stocks. The Index does not reflect deductions for fees, expenses or taxes.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
Management Fees	0.55%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.63%

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. You should use the expense example for comparison purposes only. The example does not represent the Fund’s actual expenses and returns, either past or future. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years

$64	$202	$351	$786

53

Thrivent High Yield Fund

LBHIX

Investment Objectives

Thrivent High Yield Fund seeks high current income and, secondarily, growth of capital.

Principal Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in high yield, high risk bonds, notes, debentures and other debt obligations or preferred stocks. These securities are commonly known as “junk bonds.” At the time of purchase these securities are rated within or below the “BB” major rating category by Standard & Poor’s Corporation or the “Ba” major rating category by Moody’s Investor Services, Inc. or are unrated but considered to be of comparable quality by the Adviser. The Fund invests in securities regardless of the securities’ maturity average. Should the Adviser determine that the Fund would benefit from reducing the percentage of its assets invested in junk bonds from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

The Adviser uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell. (Fundamental, quantitative, and technical investment research techniques are described on page 18.) The Adviser focuses on U.S. companies which it believes have or are expected to achieve adequate cash flows or access to capital markets for the payment of principal and interest obligations.

Principal Risks

The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, bond markets generally tend to move in cycles with periods when bond prices rise and periods when bond prices decline. The value of a Fund’s investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund’s benchmark index. Bond markets also may decline because of factors that affect a particular industry.

Credit Risk. Credit risk is the risk that an issuer of a bond held by the Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

High Yield Risk. High yield securities are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the Fund may lose its investment in that security.

Issuer Risk. Issuer risk is the possibility that factors specific to a company will affect the market prices of its securities and the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The price of the Fund’s shares may be affected by weak equity markets when issuers of high yield, high risk bonds generally find it difficult to improve their financial condition by replacing debt with equity. Bonds may also exhibit price fluctuations due to changes in interest rate or bond yield levels. As a result, the value of the Fund’s shares may fluctuate significantly in the short term.

Foreign Securities Risk. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. High-yield bonds have a less liquid resale market. As a result, we may have difficulty selling or disposing of securities quickly in certain markets or market environments or may only be able to sell the holdings at prices substantially less than what the Fund believes they are worth.

Investment Adviser Risk. The Fund is actively managed and the success of the Fund’s investment strategy depends significantly on the skills of the Adviser in assessing the potential of the securities in which the Fund invests. The Adviser’s assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the

54

Fund’s performance from year to year and by showing how the Fund’s average annual returns for one- and five-year periods and since inception of the Institutional Class shares compared to a broad-based securities market index. On July 16, 2004, the Fund became the successor by merger to Lutheran Brotherhood High Yield Fund. Prior to the merger, the Fund had no assets or liabilities. The performance presented for the period prior to the merger is for Lutheran Brotherhood High Yield Fund.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The Fund commenced operations on April 3, 1987. Prior to October 31, 1997, the shares of the Fund had no specific class designation. As of that date, all of the outstanding shares were redesignated as Class A shares and, immediately thereafter, shares that qualified as Institutional Class shares were converted to Institutional Class shares. How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q2 ‘03	+8.73%
Worst Quarter:	Q4 ‘00	-11.89%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2006)
Thrivent High Yield Fund	1 Year	5 Years	Since Inception (10/31/97)
Institutional Shares (before taxes)	10.42%	8.60%	3.20%
(after taxes on distributions)	7.40%	5.33%	–0.56%
(after taxes on distributions and redemptions)	6.67%	5.35%	0.60%
Lehman Brothers U.S. Corporate High Yield Bond Index[1]	11.84%	10.18%	6.02%

[1]

The Lehman Brothers U.S. Corporate High Yield Bond Index is an unmanaged index which measures the performance of fixed-rate non-investment grade bonds. The Index does not reflect deductions for fees, expenses or taxes.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
Management Fees	0.39%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.46%

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. You should use the expense example for comparison purposes only. The example does not represent the Fund’s actual expenses and returns, either past or future. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years

$47	$148	$258	$579

55

Thrivent Diversified Income Plus Fund

THYFX

Investment Objective

Thrivent Diversified Income Plus Fund seeks to maximize income while maintaining prospects for capital appreciation by investing primarily in a diversified portfolio of income-producing securities.

Principal Strategies

Under normal circumstances, the Fund invests in a diversified portfolio of income-producing debt and equity securities. The Fund may invest in debt securities of any maturity and credit quality. Such debt securities may include investment grade corporate bonds and government bonds. Debt securities will include high yield, high risk bonds, notes, debentures and other debt obligations commonly known as “junk bonds.” At the time of purchase these securities are rated within or below the “BB” major rating category by S&P or the “Ba” major rating category by Moody’s or are unrated but considered to be of comparable quality by the Adviser.

As an additional principal strategy, the Fund may invest in equity securities in the real estate industry, including REITs.

The Adviser uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell. (Fundamental, quantitative, and technical investment research techniques are described on page 18.)

Principal Risks

The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The same sort of cycle may also occur with bond prices. The value of the Fund’s investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund’s benchmark index. Stock markets and bond markets also may decline because of factors that affect a particular industry.

Credit Risk. Credit risk is the risk that an issuer of a bond held by the Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

High Yield Risk. High yield securities are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the Fund may lose its investment in that security.

Issuer Risk. Issuer risk is the possibility that factors specific to a company will affect the market prices of its securities and the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The price of the Fund’s shares may be affected by weak equity markets when issuers of high-yield, high-risk bonds generally find it difficult to improve their financial condition by replacing debt with equity. Bonds may also exhibit price fluctuations due to changes in interest rate or bond yield levels. As a result, the value of the Fund’s shares may fluctuate significantly in the short term.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities.

Foreign Securities Risk. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. High-yield bonds have a less liquid resale market. As a result, we may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Fund believes they are worth.

Real Estate Industry Risk. Real estate industry risk is the risk that declines in real estate values, changes in interest rates or economic downturns can have a significant negative effect on issuers in the real estate industry. Other adverse changes could include, but are not limited to extended vacancies of properties, increased competition, overbuilding and changes in zoning law and government regulations. Since the Fund invests primarily in the real estate industry, the Fund’s performance will be closely tied to the performance of the real estate markets.

56

Real Estate Investment Trust (REIT) Risk. REITS generally can be divided into three types: equity REITs, mortgage REITs and hybrid REITs (which combine the characteristics of equity REITs and mortgage REITs). Equity REITs will be affected by changes in the values of and incomes from the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. All types of REITs may be affected by changes in interest rates. REITs are subject to additional risks, including the fact that REITs are dependent on specialized management skills which may affect their ability to generate cash flow for operating purposes and to make distributions to shareholders. REITs may have limited diversification and are subject to the risks associated with obtaining financing for real property. As with any investment, there is a risk that REIT securities and other real estate industry investments may be overvalued at the time of purchase.

Investment Adviser Risk. The Fund is actively managed and the success of the Fund’s investment strategy depends significantly on the skills of the Adviser in assessing the potential of the securities in which the Fund invests. The Adviser’s assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one- and five-year periods and since inception of the Institutional Class shares compared to broad-based securities market indices.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The Fund commenced operations on January 8, 1997. On December 29, 1997, shares that qualified as Institutional Class shares were converted to Institutional Class shares. How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Effective June 30, 2006, based on approval of the Fund’s board of trustees and Fund shareholders, the Fund’s investment objective and principal strategies were changed, which had the effect of converting the Fund from one which invested at least 80% of its assets in high yield securities to one which invests in a diversified portfolio of income-producing securities. At the same time, the Fund’s name changed from Thrivent High Yield Fund II to Thrivent Diversified Income Plus Fund. As a result, performance information presented below with respect to periods prior to June 30, 2006, reflects the performance of an investment portfolio that was materially different from the investment portfolio of Thrivent Diversified Income Plus Fund.

In light of the changes made to the Fund effective June 30, 2006, the Adviser believes that the Lehman Brothers U.S. Corporate High Yield Bond Index is not a fully accurate reflection of the securities in which the Fund invests after that date. The Adviser believes that the S&P 500 Dividend Aristocrats Index and the Lehman Brothers Aggregate Bond Index are more appropriate benchmarks for the Fund and thus the Lehman Brothers U.S. Corporate High Yield Bond Index will not be shown in future prospectuses of the Fund.

Best Quarter:	Q2 ‘03	+9.66%
Worst Quarter:	Q3 ‘98	-7.74%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2006)
Thrivent Diversified Income Plus Fund	1 Year	5 Years	Since Inception (12/29/97)
Institutional Shares (before taxes)	14.19%	10.07%	4.42%
(after taxes on distributions)	11.71%	7.06%	1.04%
(after taxes on distributions and redemptions)	9.23%	6.70%	1.72%
S&P 500 Dividend Aristocrats Index[1]	17.30%	9.67%	9.04%
Lehman Brothers U.S. Corporate High Yield Bond Index[2]	11.84%	10.18%	5.92%
Lehman Brothers Aggregate Bond Index[3]	4.33%	5.06%	5.86%

[1]

The S&P 500 Dividend Aristocrats Index is an Index which measures the performance of large capitalization companies within the S&P 500 that have followed a managed dividends policy of consistently increasing dividends every year for at least 25 years. The Index portfolio has both capital growth and dividend income characteristics, is equal-weighted and is broadly diversified across sectors. The Index does not reflect deductions for fees, expenses or taxes. The Adviser believes that the S&P 500 Dividend Aristocrats Index and the Lehman Brothers Aggregate Bond Index are more appropriate benchmarks for the Fund and thus the Lehman Brothers U.S. Corporate High Yield Bond Index will not be shown in future prospectuses of the Fund

[2]

The Lehman Brothers U.S. Corporate High Yield Bond Index is an unmanaged index which measures the performance of fixed-rate non-investment grade bonds. The Index does not reflect deductions for fees, expenses or taxes.

[3]	The Lehman Brothers Aggregate Bond Index is an Index that measures the performance of US investment grade bonds. The Index does not reflect deductions for fees, expenses or taxes.

57

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
Management Fees	0.55%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.72%
Less Expense Reimbursement[1]	0.16%
Net Annual Fund Operating Expenses	0.56%
Acquired Fund (Underlying Fund) Fees and Expenses[2]	0.04%
Net Annual Fund and Underlying Fund Operating Expenses	0.60%

[1]

The Adviser has contractually agreed, through at least February 28, 2008, to reimburse certain expenses associated with the Fund equal in aggregate to 0.16% of the average daily net assets of the Fund.

[2]

Underlying Fund investments may include investments of temporary cash into an affiliated money market fund and/or investments in unaffiliated exchange-traded funds or other unaffiliated investment companies.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. You should use the expense example for comparison purposes only. The example does not represent the Fund’s actual expenses and returns, either past or future. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years

$61	$192	$335	$750

58

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Thrivent Municipal Bond Fund

TMBIX

Investment Objective

Thrivent Municipal Bond Fund seeks a high level of current income exempt from federal income taxes, consistent with capital preservation by investing primarily in a diversified portfolio of municipal bonds.

Principal Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in municipal bonds, the income of which is exempt from federal income taxation. The Fund may count securities that generate income subject to the alternative minimum tax toward the 80% investment requirement. The Fund’s investment objective may not be changed without shareholder approval.

The Adviser uses fundamental, quantitative, and technical investment research techniques to determine what municipal bonds to buy and sell. (Fundamental, quantitative, and technical investment research techniques are described on page 18.) At the time of purchase, the Adviser generally buys investment-grade municipal bonds or unrated bonds it determines to be of comparable quality.

Principal Risks

The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time bond markets generally tend to move in cycles with periods when bond prices rise and periods when bond prices decline. The value of the Fund’s investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund’s benchmark index.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The Fund’s performance may be affected by political and economic conditions at the state, regional or federal level. These may include budgetary problems, decline in the tax base and other factors that may cause rating agencies to downgrade the credit ratings on certain issues. Bonds may also exhibit price fluctuations due to changes in interest rate or bond yield levels. As a result, the value of the Fund’s shares may fluctuate significantly in the short term.

Credit Risk. Credit risk is the risk that an issuer of a bond held by the Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and effect the value of the Fund.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. Some municipal bonds may be repaid prior to maturity if interest rates decrease.

Tax Risk. Changes in federal income tax laws or rates may affect both the net asset value of the Fund and the taxable equivalent interest generated from securities in the Fund. Since the Fund may invest in municipal securities subject to the federal alternative minimum tax without limitation, the Fund may not be suitable for investors who already are or could be subject to the federal alternative minimum tax.

Investment Adviser Risk. The Fund is actively managed and the success of the Fund’s investment strategy depends significantly on the skills of the Adviser in assessing the potential of the securities in which the Fund invests. The Adviser’s assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one- and five-year periods and since inception of the Institutional Class shares compared to a broad-based securities market index. On July 16, 2004, the Fund merged with Lutheran Brotherhood Municipal Bond Fund. The performance presented for the period prior to the merger is for Lutheran Brotherhood Municipal Bond Fund.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The Fund commenced operations on December 3, 1976. Prior to October 31, 1997, the shares of the Fund had no specific class designation. As of that date, all of the outstanding shares were redesignated as Class A shares and, immediately thereafter, shares that qualified as Institutional Class shares

60

were converted to Institutional Class shares. How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q4 ‘00	+4.71%
Worst Quarter:	Q2 ‘04	-2.18%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2006)
Thrivent Municipal Bond Fund	1 Year	5 Years	Since Inception (10/31/97)
Institutional Shares (before taxes)	4.72%	5.23%	5.31%
(after taxes on distributions)	4.70%	5.19%	5.27%
(after taxes on distributions and redemptions)	4.73%	5.17%	5.26%
Lehman Brothers Municipal Bond Index[1]	4.84%	5.53%	5.51%

[1]

The Lehman Brothers Municipal Bond Index is a market value-weighted index of investment-grade municipal bonds with maturities of one year or more. The Index does not reflect deductions for fees, expenses or taxes.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
Management Fees	0.41%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.49%

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. You should use the expense example for comparison purposes only. The example does not represent the Fund’s actual expenses and returns, either past or future. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years

$50	$157	$274	$616

61

Thrivent Income Fund

LBIIX

Investment Objectives

Thrivent Income Fund seeks high current income while preserving principal. The Fund’s secondary investment objective is to obtain long-term growth of capital in order to maintain investors’ purchasing power.

Principal Strategies

The principal strategies of the Fund are to invest in investment-grade corporate bonds, government bonds, asset-backed securities and mortgage-backed securities. (Asset-backed securities are securities backed by notes or receivables originated by banks, credit card companies, or other providers of credit.) Under normal conditions, at least 65% of the Fund’s assets will be invested in debt securities or preferred stock at least in the “Baa” major rating category by Moody’s or at least in the “BBB” major rating category by S&P or unrated securities considered to be of comparable quality the Fund’s Adviser.

The Fund may also invest in high yield, high risk bonds, notes, debentures and other debt obligations or preferred stock commonly known as “junk bonds.” At the time of purchase these securities are rated within or below the “BB” major rating category by S&P or the “Ba” major rating category by Moody’s or are unrated but considered to be of comparable quality by the Adviser.

The Adviser uses fundamental, quantitative, and technical investment research techniques to determine what debt obligations to buy and sell. The Adviser may purchase bonds of any maturity and focuses on U.S. companies which it believes are financially sound and have strong cash flow, asset values, and interest or dividend earnings. (Fundamental, quantitative, and technical investment research techniques are described on page 18. Maturity is defined on page 2.)

Principal Risks

The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objectives.

Market Risk. Over time, bond markets generally tend to move in cycles with periods when bond prices rise and periods when bond prices decline. The value of a Fund’s investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund’s benchmark index. Bond markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company will affect the market prices of its securities and the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Bonds may exhibit price fluctuations due to changes in interest rate or bond yield levels.

Credit Risk. Credit risk is the risk that an issuer of a bond held by the Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

High Yield Risk. High yield securities are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the Fund may lose its investment in that security.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Fund to decline and reduce the overall return of the Fund.

Investment Adviser Risk. The Fund is actively managed and the success of the Fund’s investment strategy depends significantly on the skills of the Adviser in assessing the potential of the securities in which the Fund invests. The Adviser’s assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one- and five-year periods and since inception of the Institutional Class shares compared to a broad-based securities market index. On July 16, 2004, the Fund became the successor by merger to Lutheran Brotherhood Income Fund. Prior to the merger, the Fund had no assets or liabilities. The performance presented for the period prior to the merger is for Lutheran Brotherhood Income Fund.

62

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The Fund commenced operations on June 1, 1972. Prior to October 31, 1997, the shares of the Fund had no specific class designation. As of that date, all of the outstanding shares were redesignated as Class A shares and, immediately thereafter, shares that qualified as Institutional Class shares were converted to Institutional Class shares. How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q2 ‘03	+4.34%
Worst Quarter:	Q2 ‘04	-2.51%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2006)
Thrivent Income Fund	1 Year	5 Years	Since Inception (10/31/97)
Institutional Shares (before taxes)	5.46%	5.22%	5.61%
(after taxes on distributions)	3.56%	3.46%	3.46%
(after taxes on distributions and redemptions)	3.50%	3.39%	3.45%
Lehman Brothers Aggregate Bond Index[1]	4.33%	5.06%	5.92%

[1]	The Lehman Brothers Aggregate Bond Index is an unmanaged index which measures the performance of U.S. investment grade bonds. The Index does not reflect deductions for fees, expenses or taxes.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
Management Fees	0.35%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.42%

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. You should use the expense example for comparison purposes only. The example does not represent the Fund’s actual expenses and returns, either past or future. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years

$43	$135	$235	$530

63

Thrivent Core Bond Fund

IIINX

Investment Objective

Thrivent Core Bond Fund seeks a high level of current income, consistent with capital preservation, by investing primarily in a diversified portfolio of investment-grade bonds.

Principal Strategies

The principal strategies of the Fund are to invest in investment-grade corporate bonds, government bonds, asset-backed securities, and mortgage-backed securities. (Asset-backed securities are securities backed by notes or receivables originated by banks, credit card companies, or other providers of credit.) Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in debt securities that are at least in the “Baa” major rating category by Moody’s or at least in the “BBB” major rating category by S&P or unrated securities considered to be of comparable quality by the Fund’s Adviser. Should the Fund’s Adviser determine that the Fund would benefit from reducing the percentage of its assets invested in such bonds and securities from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

The Adviser uses fundamental, quantitative, and technical investment research techniques to determine what debt obligations to buy and sell. The Adviser may purchase bonds of any maturity and focuses on U.S. companies which it believes are financially sound and have strong cash flow, asset values, and interest or dividend earnings. (Fundamental, quantitative, and technical investment research techniques are described on page 18. Maturity is defined on page 2.)

Principal Risks

The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, bond markets generally tend to move in cycles with periods when bond prices rise and periods when bond prices decline. The value of the Fund’s investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund’s benchmark index. Bond markets also may decline because of factors that affect a particular industry.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Fund to decline and reduce the overall return of the Fund.

Issuer Risk. Issuer risk is the possibility that factors specific to a company will affect the market prices of its securities and the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Bonds may exhibit price fluctuations when there are changes in interest rates or bond yield levels.

Credit Risk. Credit risk is the risk that an issuer of a bond held by the Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

Investment Adviser Risk. The Fund is actively managed and the success of the Fund’s investment strategy depends significantly on the skills of the Adviser in assessing the potential of the securities in which the Fund invests.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one- and five-year periods and since inception of the Institutional Class shares compared to a broad-based securities market index.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The Fund commenced operations on July 16, 1987. Prior to January 8, 1997, the shares of the Fund had no specific class designation. As of that date, all of the outstanding shares were redesignated as Class A shares and, on December 29, 1997, shares that qualified as Institutional Class shares were converted to Institutional Class shares. How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

64

Best Quarter:	Q3 ‘01	+4.95%
Worst Quarter:	Q2 ‘04	-2.67%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2006)
Thrivent Core Bond Fund	1 Year	5 Years	Since Inception (12/29/97)
Institutional Shares (before taxes)	4.65%	4.80%	5.46%
(after taxes on distributions)	2.86%	3.00%	3.32%
(after taxes on distributions and redemptions)	2.99%	3.04%	3.34%
Lehman Brothers Aggregate Bond Index[1]	4.33%	5.06%	5.86%

[1]	The Lehman Brothers Aggregate Bond Index is an unmanaged index which measures the performance of U.S. investment grade bonds. The Index does not reflect deductions for fees, expenses or taxes.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
Management Fees	0.45%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.53%

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. You should use the expense example for comparison purposes only. The example does not represent the Fund’s actual expenses and returns, either past or future. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years

$54	$170	$296	$665

65

Thrivent Limited Maturity Bond Fund

TXLIX

Investment Objective

Thrivent Limited Maturity Bond Fund seeks a high level of current income consistent with stability of principal.

Principal Strategies

The principal strategies of the Fund are to invest in investment-grade corporate bonds, government bonds, municipal bonds, asset-backed securities, and mortgage-backed securities. (Asset-backed securities are securities backed by notes or receivables originated by banks, credit card companies, or other providers of credit.) The dollar-weighted average effective portfolio maturity for the Fund is expected to be between one and five years. Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in debt securities or preferred stock in at least the “Baa” major rating category by Moody’s or at least in the “BBB” major rating category by S&P or unrated securities considered to be of comparable quality by the Fund’s Adviser. Should the Adviser determine that the Fund would benefit from reducing the percentage of its assets invested in such investment grade securities from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

The Adviser uses fundamental, quantitative, and technical investment research techniques to determine what debt obligations to buy and sell. (Fundamental, quantitative, and technical investment research techniques are described on page 18.) The investment adviser focuses on U.S. companies that it believes are financially sound and have strong cash flow, asset values and interest or dividend earnings.

Principal Risks

The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time bond markets generally tend to move in cycles with periods when bond prices rise and periods when bond prices decline. The value of the Fund’s investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund’s benchmark index. Bond markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company will affect the market price of its security and the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Bonds may exhibit price fluctuations when there are changes in interest rates or bond yield levels.

Credit Risk. Credit risk is the risk that an issuer of a bond held by the Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and effect the value of the Fund.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Fund to decline and reduce the overall return of the Fund.

Investment Adviser Risk. The Fund is actively managed and the success of the Fund’s investment strategy depends significantly on the skills of the Adviser in assessing the potential of the securities in which the Fund invests.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one- and five-year periods and since inception compared to a broad-based

Defining

Terms

The dollar-weighted average effective portfolio maturity of the Fund is determined by calculating the average maturity of each debt security owned by the Fund, weighting each security according to the amount that it represents in the Fund. In addition, for asset-backed and mortgage-backed securities, as well as bonds with required prepayments or redemption rights, the calculation considers the expected prepayments of the underlying securities and/or the present value of a mandatory stream of prepayments.

66

66

securities market index. On July 16, 2004, the Fund became the successor by merger to Lutheran Brotherhood Limited Maturity Bond Fund. Prior to the merger, the Fund had no assets or liabilities. The performance presented for the period prior to the merger is for Lutheran Brotherhood Limited Maturity Bond Fund, which commenced operations on October 29, 1999.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q1 ‘01	+3.45%
Worst Quarter:	Q2 ‘04	-1.92%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2006)
Thrivent Limited Maturity Bond Fund	1 Year	5 Years	Since Inception (10/29/99)
Institutional Shares (before taxes)	4.62%	3.77%	4.90%
(after taxes on distributions)	2.98%	2.37%	3.10%
(after taxes on distributions and redemptions)	2.98%	2.41%	3.09%
Lehman Brothers Government/Credit 1-3 Year Bond Index[1]	4.25%	3.27%	4.65%

[1]

The Lehman Brothers Government/Credit 1-3 Year Bond Index is an unmanaged index which measures the performance of government and corporate fixed-rate debt securities with maturities of 1-3 years. The Index does not reflect deductions for fees, expenses or taxes.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
Management Fees	0.30%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.10%
Total Annual Fund Operating Expenses	0.40%

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. You should use the expense example for comparison purposes only. The example does not represent the Fund’s actual expenses and returns, either past or future. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years

$41	$128	$224	$505

67

Thrivent Money Market Fund

AALXX

Investment Objective

Thrivent Money Market Fund seeks a high level of current income, while maintaining liquidity and a constant net asset value of $1.00 per share, by investing in a diversified portfolio of high-quality, short-term money market instruments.

Principal Strategies

The Fund tries to produce current income while maintaining liquidity by investing in high quality, short-term money market instruments that mature in 397 days or less, including U.S. dollar-denominated commercial paper, bank instruments such as certificates of deposit, U.S. government discount notes, and U.S. Treasury Bills. The Fund’s Adviser looks for prime commercial paper issued by corporations which it believes are financially sound, have strong cash flows and solid capital levels, are leaders in their industry and have experienced management.

The Adviser uses fundamental, quantitative, and technical investment research techniques to determine what money market instruments to buy and sell. (Fundamental, quantitative, and technical investment research techniques are described on page 18.)

The Adviser manages the Fund subject to strict rules established by the Securities and Exchange Commission that are designed so that the Fund may maintain a stable $1.00 share price. Those guidelines generally require the Fund, among other things, to invest only in high quality securities that generally are diversified with respect to issuers, are denominated in U.S. dollars and have short remaining maturities. In addition, the guidelines require the Fund to maintain a dollar-weighted average portfolio maturity of not more than 90 days.

Under the guidelines, at least 95% of the Fund’s total assets must be invested in “first tier” securities. First-tier securities generally must be rated by at least two rating agencies in their highest short-term major rating categories (or one, if only one rating agency has rated the security, or if they have not received a short-term rating, determined by the investment adviser to be of comparable quality). First-tier securities include U.S. Government securities, such as U.S. Treasury bills and securities issued or sponsored by U.S. government agencies. They also may include corporate debt securities, finance company commercial paper and certain obligations of U.S. and foreign banks.

The remainder of the Fund’s assets will be invested in securities rated within the two highest rating categories by any two rating agencies (or one, if only one rating agency has rated the security or, if unrated, determined by the Adviser to be of comparable quality), or kept in cash.

Principal Risks

The Fund is subject to the following principal investment risks:

Credit Risk. Credit risk is the risk that an issuer of a security held by the Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund. Because of the Fund’s emphasis on high quality, short-term money market securities, credit risk is expected to be low for the Fund.

Interest Rate Risk. A weak economy, strong equity markets, or changes by the Federal Reserve to its monetary policies may cause short-term interest rates to decline and affect the value of the Fund.

Loss of Principal. The success of the Fund’s investment strategy depends significantly on the Adviser’s skill in assessing the potential of the securities in which the Fund invests. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one- and five-year periods and since inception of the Institutional Class shares. The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period.

The Fund commenced operations on March 10, 1988. Prior to January 8, 1997, the shares of the Fund had no specific class designation. As of that date, all of the outstanding shares were redesignated as Class A shares and, on December 29, 1997, shares that qualified as Institutional Class shares were converted to Institutional Class shares. How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

68

Best Quarter:	Q3 ‘00	+1.59%
Worst Quarter:	Q1 ‘04	+0.13%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2006)
Thrivent Money Market Fund	1 Year	5 Years	Since Inception (12/29/97)
Institutional Shares	4.79%	2.13%	3.41%

The Fund attempts to maintain a stable net asset value per share of $1.00.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
Management Fees	0.43%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.06%
Total Annual Fund Operating Expenses[1]	0.49%

[1]

The investment adviser has voluntarily agreed to temporarily reimburse certain expenses associated with the Institutional Class shares of the Fund equal in aggregate to 0.10% of the average daily net assets of the Institutional Class shares.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. You should use the expense example for comparison purposes only. The example does not represent the Fund’s actual expenses and returns, either past or future. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years

$50	$157	$274	$616

69

Management, Organization and Capital Structure

Investment Adviser

Until January 1, 2006, Thrivent Investment Management Inc. (“Thrivent Mgt.”), 625 Fourth Avenue South, Minneapolis, Minnesota 55415, served as investment adviser for each of the Funds. On January 1, 2006, Thrivent Asset Management, LLC, (“Thrivent Asset Mgt.”), 625 Fourth Avenue South, Minneapolis, Minnesota 55415, a newly-formed affiliate of Thrivent Mgt., began serving as investment adviser for each of the Funds. Thrivent Asset Mgt. provides the Funds with the same investment advisory services using the same investment personnel as previously provided by Thrivent Mgt. The same people providing portfolio management services (portfolio managers, research analysts, etc.) for Thrivent Mutual Funds under Thrivent Mgt. will continue to provide these services under Thrivent Asset Mgt. There was no change in the Funds’ investment management fees as a result of the change in investment adviser. Thrivent Asset Mgt. and Thrivent Financial for Lutherans and its affiliates have been in the investment advisory business since 1986 and managed approximately $70.6 billion in assets as of December 31, 2006, including approximately $12.5 billion in mutual fund assets.

Thrivent Asset Mgt. provides investment research and supervision of the assets for each of the Funds except Thrivent Partner Small Cap Growth Fund, Thrivent Partner Small Cap Value Fund, Thrivent Partner Mid Cap Value Fund, and Thrivent Partner International Stock Fund (the “Subadvised Funds”). For the Subadvised Funds, Thrivent Asset Mgt. has entered into a subadvisory agreement with each subadviser and pays each subadviser a portion of the net advisory fee Thrivent Asset Mgt. receives from each applicable Fund. Thrivent Asset Mgt. establishes the overall investment strategy and evaluates, selects and recommends, subject to the approval of the Board of Trustees, one or more subadvisers to manage the investments of each Subadvised Fund. Thrivent Asset Mgt. also allocates assets to the subadvisers, monitors the performance, security holdings, and investment strategies for the subadvisers and, when appropriate, researches any potential new subadvisers for the Funds. Thrivent Asset Mgt. has ultimate responsibility to oversee the subadviser and recommend their hiring, termination and replacement. The Funds’ annual and semiannual reports to shareholders discuss the basis for the Board of Trustees approving any investment adviser agreement or investment subadviser agreement during the most recent six-month period covered by the report.

Thrivent Asset Mgt. and the Funds have received an exemptive order from the SEC that permits Thrivent Asset Mgt. and the Funds, with the approval of the Funds’ Board of Trustees, to retain one or more subadvisers for the Funds, or subsequently change a subadviser, without submitting the respective investment subadvisory agreements, or material amendments to those agreements, to a vote of the shareholders of the applicable Funds. Thrivent Asset Mgt. will notify shareholders of a Fund if there is a new subadviser for that Fund.

Advisory Fees

Each Fund pays an annual investment advisory fee to the investment adviser. Thrivent Asset Mgt. received the following advisory fees during the Fund’s most recent fiscal year, expressed as a percentage of the Fund’s average daily net assets.*

FUND	ADVISORY FEE
Thrivent Aggressive Allocation Fund	0.15%
Thrivent Moderately Aggressive Allocation Fund	0.15%
Thrivent Moderate Allocation Fund	0.15%
Thrivent Moderately Conservative Allocation Fund	0.15%
Thrivent Technology Fund	0.75%
Thrivent Partner Small Cap Growth Fund	0.90%
Thrivent Partner Small Cap Value Fund	0.70%
Thrivent Small Cap Stock Fund	0.67%
Thrivent Mid Cap Growth Fund	0.40%
Thrivent Partner Mid Cap Value Fund	0.75%
Thrivent Mid Cap Stock Fund	0.66%
Thrivent Mid Cap Index Fund-I	0.25%
Thrivent Partner International Stock Fund	0.61%
Thrivent Large Cap Growth Fund	0.75%
Thrivent Large Cap Value Fund	0.45%
Thrivent Large Cap Stock Fund	0.51%
Thrivent Large Cap Index Fund-I	0.25%
Thrivent Real Estate Securities Fund	0.80%
Thrivent Balanced Fund	0.55%
Thrivent High Yield Fund	0.39%
Thrivent Diversified Income Plus Fund	0.55%
Thrivent Municipal Bond Fund	0.41%
Thrivent Income Fund	0.35%
Thrivent Core Bond Fund	0.45%
Thrivent Limited Maturity Bond Fund	0.30%
Thrivent Money Market Fund	0.43%

*Thrivent Asset Mgt. reimbursed certain expenses of some of the Funds. This table does not reflect the effects of any reimbursements.

70

Portfolio Management

This section provides information about the portfolio management for each of the Funds. The Statement of Additional Information for the Funds provides information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of shares of the Funds.

Thrivent Aggressive Allocation Fund, Thrivent Moderately Aggressive Allocation Fund, Thrivent Moderate Allocation Fund and Thrivent Moderately Conservative Allocation Fund

Russell W. Swansen, David C. Francis, CFA and Mark L. Simenstad, CFA have served as portfolio co-managers of Thrivent Aggressive Allocation Fund, Thrivent Moderately Aggressive Allocation Fund, Thrivent Moderate Allocation Fund and Thrivent Moderately Conservative Allocation Fund since their inception in 2005. Mr. Swansen is the Chief Investment Officer of Thrivent Asset Mgt. and Thrivent Financial for Lutherans (“Thrivent”) and serves as the team leader. Prior to joining Thrivent in 2004, he was a managing director of Colonnade Advisors, LLC from 2001 to 2003, and the President and Chief Investment Officer of PPM America from 1999 to 2000. Mr. Francis is Vice President of Investment Equities and has been with Thrivent since 2001. Mr. Simenstad is Vice President of Fixed Income Mutual Funds and Separate Accounts and has been with Thrivent since 1999.

Thrivent Technology Fund

Darren M. Bagwell, CFA is Director of Research and serves as lead member of the fundamental analyst team which manages the Thrivent Technology Fund. Mr. Bagwell has day- to-day responsibility for managing the Fund and works with other members of the team to develop and execute the Fund’s investment strategies. Mr. Bagwell was appointed portfolio manager of the Fund on April 19, 2006. Mr. Bagwell has worked for Thrivent in an investment management capacity since 2002 and is also the manager and team leader of the equity portion of the Thrivent Balanced Fund. Prior to joining Thrivent he worked as an investment analyst at Robert W. Baird.

Thrivent Partner Small Cap Growth Fund

Thrivent Asset Mgt. has engaged Turner, 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania 19312, and Transamerica 11111 Santa Monica Blvd., Suite 820, Los Angeles, CA 90025, as investment subadvisers for Thrivent Partner Small Cap Growth Fund.

Turner has been in the investment advisory business since 1990 and, as of December 31, 2006, managed approximately $22.8 billion in assets including separate accounts and mutual funds. Turner uses an investment management team that has day-to-day responsibility for managing its portions of the Fund’s assets. William C. McVail, CFA serves as lead manager and has been with Turner since 1998. Christopher L. McHugh serves as a co-manager, and has been with Turner since 1990. Frank L. Sustersic, CFA serves as a co-manager and has been with Turner since 1994. Jason D. Schrotberger, CFA serves as co-manager and has been with Turner since 2001.

Transamerica was organized as a limited liability company under the laws of the state of Delaware in 2000. Its founding member Transamerica Investment Services, Inc. is an investment adviser that has been providing investment advisory services since 1968. Transamerica had approximately $23.4 billion of assets under management as of December 31, 2006. Transamerica uses an investment advisory group to manage its portion of the Fund. Gregory S. Weirick and Josh D. Shaskan, CFA, serve as lead co-managers. Mr. Weirick, a Managing Director and Principal of Transamerica, has been with the firm since 2005. Prior to Transamerica, Mr. Weirick was co-founder, Treasurer and Managing Director of Westcap Investors, LLC (“Westcap”) from 1992 to 2005. He has specialized in the small cap growth category for over 11 years. Mr. Shaskan, a Principal and Portfolio Manager, joined Transamerica in 2005 and has over 11 years of investment industry experience. Prior to Transamerica, Mr. Shaskan served as a Senior Vice President/Portfolio Manager at Westcap from 1998 to 2005. Other members of the team include Geoffrey I. Edelstein, CFA, CIC, Richard C. Farra, Jeffrey J. Hoo, CFA, John J. Huber, CFA, and John D. Lawrence, CFA. Mr. Edelstein, a Managing Director and Principal of Transamerica, has been with the firm since 2005. Prior to Transamerica, Mr. Edelstein was co-founder and Managing Director of Westcap from 1992 to 2005. Mr. Farra, a Portfolio Manager and Senior Analyst, joined Transamerica in 2005 and has over 24 years of investment industry experience. Prior to Transamerica, Mr. Farra served as a Managing Director of Westcap from 2003 to 2005, a Portfolio Manager and Analyst for Roxbury Capital Management, a Portfolio Manager at Trust Company of the West, Director of Research and Portfolio Manager at ARCO Investment Management Company, a Portfolio Manager and Analyst for Hughes Investment Management Company, and an Analyst for Beneficial Standard Investment Management Company. Mr. Hoo, a Principal and Portfolio Manager, joined Transamerica in 2005 and has over 9 years of investment industry experience. Prior to Transamerica, Mr. Hoo served as a Senior Vice President and Security Analyst at Westcap from 1997 to 2005. Mr. Huber, a Principal and Portfolio Manager, joined Transamerica in 2005. Prior to Transamerica, Mr. Huber served as a Vice President/Security Analyst at Westcap from 2000 to 2005. Prior to Westcap, Mr. Huber was a Senior Associate at Wilshire Associates and an Information Technology Consultant at Arthur Andersen. Mr. Lawrence, a Portfolio Manager and Senior Analyst, joined Transamerica in 2005 and has 7 years of investment industry experience. Prior to Transamerica, Mr. Lawrence served as a Security Analyst at Westcap from 2003 to 2005. Prior to Westcap, Mr. Lawrence was an Assistant Vice President at Sanders Morris Harris and a Research Associate at Credit Suisse First Boston. Transamerica’s Chief Investment

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Officer is Gary U. Rolle. Mr. Rolle, also a Principal and Managing Director, has been with Transamerica since 1968.

Thrivent Partner Small Cap Value Fund

Thrivent Asset Mgt. has engaged T. Rowe Price Associates, Inc. (“T. Rowe Price”), 100 East Pratt Street, Baltimore, Maryland 21202, as investment subadviser for Thrivent Partner Small Cap Value Fund. T. Rowe Price had approximately $334.7 billion under management as of December 31, 2006. Preston Athey serves as portfolio manager for Thrivent Partner Small Cap Value Fund. Mr. Athey is a Vice President and a small company equity portfolio manager with T. Rowe Price Group, Inc. and T. Rowe Price. He has been with T. Rowe Price since 1978.

Thrivent Small Cap Stock Fund

Christopher J. Serra, CFA, has served as portfolio manager of Thrivent Small Cap Stock Fund since 2003. He has been with Thrivent since 1998 and has served as a portfolio manager since 1999.

Thrivent Mid Cap Growth Fund

Andrea J. Thomas, CFA serves as the portfolio manager of Thrivent Mid Cap Growth Fund. Ms. Thomas has served as portfolio manager of the Fund since 2003. She has been with Thrivent since 1987, and she previously served as associate portfolio manager and portfolio manager.

Thrivent Partner Mid Cap Value Fund

Thrivent Asset Mgt. has engaged Goldman Sachs Asset Management, L.P. (“GSAM”), 1 New York Plaza, 37th Floor, New York, New York, as investment subadviser for Thrivent Partner Mid Cap Value Fund. GSAM has been in the investment advisory business since 1990 and, as of December 31, 2006, managed approximately $627.6 billion in assets including seed capital and excluding assets under supervision. GSAM uses its U.S. Value team to manage the day-to-day responsibilities of the Fund. Eileen Rominger is the chief investment officer of the U.S. Value team managed strategy. She has been with GSAM since 1999. Dolores Bamford, CFA is a co-manager and has been with GSAM since 2002. Prior to joining GSAM, Ms. Bamford was a portfolio manager at Putnam Investments. David Berdon is a co-manager and joined the U.S. Value team in 2001. Prior to joining GSAM, Mr. Berdon was a vice president for Business Development and Strategic Alliances at Soliloquy Inc. Andrew Braun is a co-manager and has been with the U.S. Value team since 1997. Scott Carroll, CFA is a co-manager and has been with GSAM since 2002. Prior to joining GSAM, Mr. Carroll was a portfolio manager and analyst at Van Kampen Funds. Sally Pope Davis is a co-manager and has been with the U.S. Value team since 2001. Prior to joining GSAM, Ms. Pope Davis was a relationship manager in private wealth management. J. Kelly Flynn is a co-manager and has been with GSAM since 2002. Prior to joining GSAM, Mr. Flynn was with Lazard Asset Management. Sean Gallagher is a co-manager and has been with the U.S. Value team since 2000. Lisa Parisi, CFA is a co-manager and joined the Value Team in August of 2001. Prior to joining GSAM, Ms. Parisis was a portfolio manager for John A. Levin & Co.

Edward Perkin, CFA is a co-manager, and joined the U.S. Value team in 2002. Before joining GSAM, he was a research analyst with Fidelity Investments.

Thrivent Mid Cap Stock Fund

Brian J. Flanagan, CFA and John E. Hintz, CFA, have served as portfolio co-managers of Thrivent Mid Cap Stock Fund since 2004. Mr. Flanagan has been with Thrivent since 1996 and has served as a portfolio manager since 2000. Mr. Hintz has been with Thrivent since 1997 and has served as Director of Equity Research since 2001.

Thrivent Mid Cap Index Fund-I

Kevin R. Brimmer, FSA, has served as portfolio manager of Thrivent Mid Cap Index Fund since 2002. Mr. Brimmer has been with Thrivent since 1985 and previously managed its Asset Liability Management Department.

Thrivent Partner International Stock Fund

Thrivent Asset Mgt. has engaged Mercator, 5200 Town Center Circle, Suite 550, Boca Raton, Florida 33486, and Principal, 801 Grand Avenue, Des Moines, Iowa 50392, as investment subadvisers for Thrivent Partner International Stock Fund.

Mercator has served as a subadviser for the Fund since 2004. Mercator was founded in 1984 and manages international equity funds for institutional clients, including retirement plans, endowments, and foundations. As of December 31, 2006, Mercator managed approximately $11.7 billion in assets. Mercator has an investment management team that has day-to-day responsibility for managing its portion of the Fund’s assets. James E. Chaney and Peter F. Spano serve as portfolio co-managers for the portion of the Portfolio’s assets that are managed by Mercator. Mr. Chaney is a General Partner of Mercator and has been with Mercator since 2000. Mr. Spano is a General Partner and a founder of Mercator.

Principal has served as a subadviser for the Fund since February of 2007. Principal is a directly wholly-owned subsidiary of Principal Life Insurance Company. Principal and its predecessor firms have subadvised mutual fund assets since 1969. Principal, together with its affiliated asset management companies, had approximately $201.3 billion in assets under management as of December 31, 2006. Principal has an investment management team that has day-to-day responsibility for managing its portion of the Fund’s assets. Steven Larson, CFA and John Pihlblad, CFA have day-to-day responsibility for managing that portion of the Fund and developing and executing the Fund’s investment program for the Principal managed portion. Mr. Larson is a portfolio manager and has been with the Principal since 2001. Prior to joining Principal, he was with Wells Fargo Funds Management LLC. Mr. Pihlblad is a portfolio manager and has been with Principal since 2000. Prior to joining

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Principal, he was a partner and co-founder of GlobeFlex Capital in San Diego, California.

Thrivent Large Cap Growth Fund

Scott A. Vergin, CFA, has served as portfolio manager of Thrivent Large Cap Growth Fund since 2002. Mr. Vergin has been with Thrivent since 1984 and has served as a portfolio manager since 1994.

Thrivent Large Cap Value Fund

Matthew D. Finn, CFA, has served as portfolio manager of Thrivent Large Cap Value Fund since 2004. Mr. Finn was managing director and senior portfolio manager of First American Large Cap Value Fund from 2003 to 2004, head of equities for Advantus Capital Management Inc. from 2001 to 2003, and chief investment officer of the growth and income group for Evergreen Investment Management Co. from 1998 to 2001.

Thrivent Large Cap Stock Fund

Frederick L. Plautz has served as portfolio manager of Thrivent Large Cap Stock Fund since 1995. Mr. Plautz has been with Thrivent since 1995.

Thrivent Large Cap Index Fund-I

Kevin R. Brimmer, FSA, has served as portfolio manager of Thrivent Large Cap Index Fund since 2002. Mr. Brimmer has been with Thrivent since 1985 and previously managed its Asset Liability Management Department.

Thrivent Real Estate Securities Fund

Reginald L. Pfeifer, CFA, has served as portfolio manager of the Thrivent Real Estate Securities Fund since its inception in 2005. Mr. Pfeifer has been with Thrivent since 1990 and has served as a portfolio manager since 2003. Previously, he was the Head of Fixed Income from 1998 to 2002 and Head of Mortgages and Real Estate from 2002 to 2003.

Thrivent Balanced Fund

Gregory R. Anderson, CFA, CPA, Darren Bagwell, CFA, and Michael G. Landreville, CFA, have served as portfolio co-managers of Thrivent Balanced Fund since 2005.

Mr. Anderson has been a portfolio manager of the Fund since 2005. He has been with Thrivent since 1997 and has served as a portfolio manager since 2000.

Mr. Bagwell has been with Thrivent since 2002 and has served as a portfolio manager for the Fund since 2005. Prior to joining Thrivent, he worked as an investment analyst at Robert W. Baird.

Mr. Landreville has been with Thrivent since 1983 and has served as portfolio manager since 1998.

Thrivent High Yield Fund

Paul J. Ocenasek, CFA, has served as portfolio manager of Thrivent High Yield Fund since 1997. Mr. Ocenasek has been with Thrivent since 1987 and has been a portfolio manager since 1997.

Thrivent Diversified Income Plus Fund

Mark L. Simenstad, CFA, Kevin R. Brimmer, FSA, Paul J. Ocenasek, CFA and David R. Spangler, CFA serve as portfolio co-managers of Thrivent Diversified Income Plus Fund.

Mr. Simenstad is Vice President of Fixed Income Mutual Funds and Separate Accounts and has been with Thrivent since 1997.

Mr. Ocenasek has been with Thrivent since 1987 and has been a portfolio manager since 1997.

Mr. Brimmer has been with Thrivent since 1985 and has been a portfolio manager since 2002. He previously managed the asset liability management department of Thrivent Financial.

Mr. Spangler has been a portfolio manager of the Fund since 2007 and has been with Thrivent since 2002. He was director of Investment Product Management of Thrivent Financial from 2002 to 2006. He was previously Vice President of Mutual Funds Product Development at Wells Fargo Funds Management, LLC from 2000 to 2002.

Thrivent Municipal Bond Fund

Janet I. Grangaard, CFA, has served as portfolio manager of Thrivent Municipal Bond Fund since 2002. Ms. Grangaard has been with Thrivent since 1988 and has served as a portfolio manager since 1994.

Thrivent Income Fund

Gregory R. Anderson, CFA, CPA and Michael G. Landreville, CFA serve as portfolio co-managers of Thrivent Income Fund.

Mr. Anderson has been with Thrivent since 1997 and has served as a portfolio manager since 2000.

Mr. Landreville has been with Thrivent since 1983 and has served as portfolio manager of the Fund since 1998.

Thrivent Core Bond Fund

Gregory R. Anderson, CFA, CPA and Michael G. Landreville, CFA, serve as portfolio co-managers of Thrivent Core Bond Fund.

Mr. Anderson has been a portfolio manager of the Fund since 2005. He has been with Thrivent since 1997 and has served as a portfolio manager since 2000.

Mr. Landreville has been with Thrivent since 1983 and has served as portfolio manager of the Fund since 2002.

Thrivent Limited Maturity Bond Fund

Gregory R. Anderson, CFA, CPA and Michael G. Landreville, CFA, serve as portfolio co-managers of Thrivent Limited Maturity Bond Fund.

Mr. Anderson has been a portfolio manager of the Fund since 2005. He has been with Thrivent since 1997 and has served as a portfolio manager since 2000.

Mr. Landreville has served as portfolio manager of Thrivent Limited Maturity Bond Fund since its inception in 1999. Mr. Landreville has been with Thrivent since 1983, and he served as a portfolio manager since 1998.

Thrivent Money Market Fund

William D. Stouten has served as portfolio manager of Thrivent Money Market Fund since 2003. Mr. Stouten was a research analyst/trader for the money market funds at Thrivent from 2001 to 2003. Prior to joining Thrivent, Mr. Stouten served as a senior research analyst for Voyageur Asset Management from 1998 to 2001.

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Personal Securities Investments

Personnel of Thrivent Asset Mgt. and the subadvisers may invest in securities for their own account pursuant to codes of ethics that establish procedures for personal investing and restrict certain transactions. Transactions in securities that may be held by the Funds are permitted, subject to compliance with applicable provisions under the codes of ethics.

Standard & Poor’s Trademarks

“Standard & Poor’s®,” “S&P®,” “Standard & Poor’s 500,” “S&P 500 Index®,” “500,” “Standard & Poor’s MidCap 400 Index,” “S&P MidCap 400 Index,” “Standard &Poor’s SmallCap 600 Index,” “S&P SmallCap 600 Index,” “Standard & Poor’s Super Composite 1500 Index” and “S&P Super Composite 1500 Index” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Thrivent Financial. The product is not sponsored, endorsed, sold or promoted by Standard & Poor’s. Standard & Poor’s makes no representation regarding the advisability of investing in the Fund. See the Statement of Additional Information for additional disclaimers and limitations of liabilities on behalf of S&P.

Shareholder Information

HOW TO CONTACT US

By Telephone:

1-800-847-4836

press 1 to speak with a customer service representative

or

press 2 to use the Automated Service Line

By Internet:

www.thrivent.com

By Mail (New Applications):

Thrivent Mutual Funds

P.O. Box 219347

Kansas City, Missouri 64121-9347

By Mail (Additional Investments):

Thrivent Mutual Funds

P.O. Box 219334

Kansas City, Missouri 64121-9334

By Mail (Redemptions, Exchanges or Other Requests):

Thrivent Mutual Funds

P.O. Box 219348

Kansas City, Missouri 64121-9348

By Express Mail:

Thrivent Mutual Funds

330 W 9th Street

Kansas City, Missouri 64105

Wire Transfer Instructions:

State Street Corp.

225 Franklin Street

Boston, MA 02101

ABA #011000028

Account #4195-538-6

Credit:

Thrivent Financial Investor Services Inc. as Agent for the benefit of Thrivent Mutual Funds

Further Credit:

[Name of the Fund]

[Shareholder Account Number]

[Shareholder Registration/Name]

Pricing Funds’ Shares

The price of a Fund’s shares is based on the Fund’s net asset value (“NAV”). Each Fund determines the NAV for a particular class of shares once daily at the close of trading on the New York Stock Exchange (“NYSE”), which is normally 4:00 p.m. Eastern time. The Funds do not determine NAV on holidays observed by the NYSE or on any other day when the NYSE is closed. The NYSE is regularly closed on Saturdays and Sundays, New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. The price at which you purchase or redeem shares of the Funds is based on the next calculation of the NAV after the Funds receive your payment or redemption request.

Thrivent Money Market Fund seeks to maintain a stable $1.00 NAV pursuant to procedures established by the Board of Trustees for the Funds, which utilize the amortized cost method. Valuing securities held by Thrivent Money Market Fund on the basis of amortized cost involves a constant amortization of premium or accretion of discount to maturity, regardless of the impact of fluctuating interest rates on the market value of the security. This method is explained further in the Statement of Additional Information.

Each other Fund determines the NAV for a particular class by dividing the total Fund assets attributable to that class, less all liabilities attributable to such class, by the total number of outstanding shares of that class. To determine the NAV, the other Funds generally value their securities at current market value using readily available market prices. If market prices are not available or if the adviser determines that they do not accurately reflect fair value for a security, the Board of Trustees has authorized the investment adviser to make fair valuation determinations pursuant to policies approved by the Board of

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Trustees. Fair valuation of a particular security is an inherently subjective process, with no single standard to utilize when determining a security’s fair value. As such, different funds could reasonably arrive at a different fair value price for the same security. In each case where a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation. This consideration includes a review of various factors set forth in the pricing policies adopted by the Board of Trustees. For any portion of a Fund’s assets that are invested in other mutual funds, the NAV is calculated based upon the NAV of the mutual funds in which the Fund invests, and the prospectuses for those mutual funds explain the circumstances under which they will use fair value pricing.

Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Funds, under the supervision of the Board of Trustees, evaluate the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets.

Institutional Class Shares

Thrivent Mutual Funds has adopted a system of multiple classes of shares for each of the Funds. There is no sales load imposed in connection with the purchase of Institutional Class shares and such shares are not subject to any Rule 12b-1 fee.

Institutional Class shares are offered to institutions, church organizations, retirement plans sponsored by institutions and participants in various mutual fund asset allocation, wrap account, and private account programs offered by Thrivent Investment Mgt. Institutional Class shares of the four Thrivent Asset Allocation Funds are not available to participants in the Thrivent wrap account program. Because the sales charges and expenses vary between the Class A shares, Class B shares and Institutional Class shares, performance will vary with respect to each class. A copy of the Class A and Class B prospectus may be obtained by writing to the Fund, calling toll free 1-800-847-4836, or downloading it from our Web site (www.thrivent.com).

Buying Shares

Opening an Account

You must open an account for each Fund that you want to purchase. Your Thrivent Investment Mgt. representative is ready to help you open a new account. If you do not know the name of your representative, please call the Thrivent Investment Mgt. Investment Interaction Center (“Interaction Center”) at (800) THRIVENT (847-4836).

How you register your account with the Funds can affect your legal interests as well as the rights and interests of your family and beneficiaries. You should always consult with your legal and/or tax adviser to determine the account registration that best meets your needs. You must clearly identify the type of account you want on your application. If shares are held in the name of a corporation, trust, estate, custodianship, guardianship, partnership or pension and profit sharing plan, additional documentation may be necessary. It will not be possible to transfer Fund shares to an account with a broker-dealer other than Thrivent Investment Mgt.

Required Minimum Investments

You may combine your purchases of Class A, Class B and Institutional Class shares of the Funds to meet the minimum investment requirements. As long as the initial minimum investment requirements are maintained, there are no subsequent minimum investment requirements.

	INITIAL PURCHASE (AGGREGATE)	INITIAL PURCHASE (PER FUND)
Institutions	$500,000	$50,000
Congregations	$250,000	$25,000

These minimums do not apply to the fee-based investment advisory programs offered by Thrivent Investment Management Inc. The initial minimum investment for Institutional Class shares in non-discretionary advisory programs is $25,000 per Fund. There is no minimum initial investment for Institutional Class shares in discretionary programs.

Shares of the Funds are issued on days on which the New York Stock Exchange (“NYSE”) is open, which generally are weekdays other than national holidays. Your order will be considered received when your check or other payment is received in good order. Good order means that your instructions and any required payment have been received in the form required by the Funds, including the name of the Fund, the account number, the amount of the transaction, and all required signatures. Except as noted below, orders received before the close of trading on the NYSE (generally 4:00 pm Eastern time) will be processed at the NAV calculated that day.

•

Orders placed by an unaffiliated broker-dealer through an investment advisory program offered by Thrivent Investment Mgt. must be placed with that broker-dealer prior to 3:00 pm Eastern time in order to be processed at the NAV for that day.

•

Orders of additional shares made by telephone or the Internet before 4:00 pm Eastern time for pre-authorized purchase through your bank account will be processed the following day at the NAV calculated on the following day.

The Funds reserve the right to reject any purchase request.

Initial Purchases

You may purchase initial shares through your Registered Representative or in any of the following ways:

•	By mail
•	By wire transfer

Initial Purchases by Mail

(See Address under “HOW TO CONTACT US”)

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To buy shares of the Funds by mail:

•	Complete and mail your new account application for each different account registration. If you do not complete the application properly, your purchase may be delayed or rejected.
•	Make your check payable to the Fund you are buying. If more than one Fund, make your check payable to “Thrivent Mutual Funds.”

Initial Purchases by Wire Transfer

•	In order to buy shares of the Funds by wire transfer your bank must be a member, or have a corresponding relationship with a member, of the Federal Reserve System.

•	Complete and submit your new account application for each different account registration. If you do not complete the application properly, your purchase may be delayed or rejected.
•	Instruct your bank to wire transfer the funds. (See Wire Transfer Instructions under “HOW TO CONTACT US”)
•

Thrivent Mutual Funds and its transfer agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire transfer system, or from incomplete wiring instructions.

Additional Purchases

You may purchase additional shares through your Registered Representative or in any of the following ways:

•	By mail
•	By telephone
•	By the Internet
•	By wire transfer
•	Through the Automatic Investment Plan

Additional Purchases By Mail

(See Address under “HOW TO CONTACT US”)

To make additional purchases by mail, make your check payable to the specific Fund in which you are investing. If more than one Fund, make your check payable to Thrivent Mutual Funds. Please indicate your Fund account number on the face of your check. If you have more than one account, always verify that you are investing in the proper account. This will help ensure the proper handling of the transaction.

Additional Purchases By Telephone

Before you can buy additional shares by telephone, you must have selected the Request for Telephone Purchase option on the application or subsequently in writing, and submit additional documents. Once you have selected this option, you can call the Interaction Center at (800) THRIVENT (847-4836) and the Fund will withdraw money from your bank checking or savings account to make your investment.

The Funds have implemented procedures designed to reasonably ensure that telephone instructions are genuine. These procedures include recording telephone conversations, requesting verification of certain personal information, restricting transmittal of redemption proceeds to pre-authorized account owners and addresses and supplying transaction verification information. Please note, however, that the Funds will not be liable for losses suffered by a shareholder that result from following telephone instructions reasonably believed to be authentic after verification pursuant to these procedures. If an account has multiple owners, the Funds may rely on the instructions of any one account owner. This privilege may not be available on all retirement plan accounts.

Additional Purchases By the Internet

You may purchase additional shares within your Fund accounts over the Internet (pre-authorized bank information is required prior to purchase). A Personal Identification Number (PIN) is required prior to authorizing transactions on your Fund accounts. This privilege may not be available on all retirement plan accounts.

Additional Purchases By Wire Transfer

•

You may make additional purchases in an existing Fund account by wire transfer. In order to buy shares of the Funds by wire transfer your bank must be a member, or have a corresponding relationship with a member, of the Federal Reserve System.

•	Instruct your bank to wire transfer the funds. (See Wire Transfer Instructions under “HOW TO CONTACT US”)
•

Thrivent Mutual Funds and its transfer agent are not res-ponsible for the consequences of delays resulting from the banking or Federal Reserve wire transfer system, or from incomplete wiring instructions.

Automatic Investment Plans

The Funds offer several automatic investment plans to make periodic investing more convenient. Using the Funds’ automatic investment plans, you may implement a strategy called dollar cost averaging. Dollar cost averaging involves investing a fixed amount of money at regular intervals. When you dollar cost average, you purchase more shares when the price is low and fewer shares when the price is high. Dollar cost averaging does not ensure a profit or protect against a loss during declining markets.

For further information regarding any of the following automatic investment plans, contact your Thrivent Investment Mgt. representative or the Interaction Center at (800) THRIVENT (847-4836).

Automatic Bank Withdrawal Plan

Investors who wish to make regular additional investments in an existing Fund account may do so through the Funds’ bank draft plan. Under this plan, the Funds will withdraw from an investor’s bank checking or savings account in the amount specified (subject to the required minimum investments) on specified dates. The proceeds will be invested in shares of the specified Fund at the applicable offering price determined on the date of the draw. To use this plan, you must authorize the plan on your application form, or subsequently in writing, and submit additional documents.

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Retirement Plans

Individual and employer-sponsored retirement plans may be established with assets invested in Thrivent Mutual Funds. These accounts may offer you tax advantages. You should consult with your attorney and/or tax advisor before you establish a retirement plan. Additional fees may apply to some retirement accounts. Please review plan documents for more information. Your registered representative can provide you with the materials, documents and forms you need for establishing your retirement plan.

Purchase Policies

Your payment must be in U.S. dollars drawn on a U.S. bank. Thrivent Mutual Funds does not accept cash, starter checks (checks without pre-printed registration), traveler’s checks, credit card courtesy checks or third-party checks. If you purchase shares by check, electronic funds transfer (other than bank wire), or automatic investment plan and you elect to redeem those shares soon after their purchase, the Funds may postpone paying the redemption proceeds until your payment has cleared or up to 10 days from the date of purchase.

The Funds reserve the right to suspend the offering of shares for a period of time and the right to reject any specific purchase of shares.

Redeeming Shares

When a Fund receives your request for redemption, it will redeem your shares at the next calculation of the NAV. The Funds may postpone payment or suspend the right of redemption in unusual circumstances, as permitted by the U.S. Securities and Exchange Commission. When you purchase shares by check, the Funds may delay payment for redemption requests for the shares purchased for up to 10 days or until your payment has cleared.

If shares are held in the name of a corporation, trust, estate, custodianship, guardianship, partnership or pension and profit sharing plan, additional documentation may be necessary.

Please note that an additional fee may be assessed for a redemption delivered by overnight mail or Saturday delivery.

The Funds will mail payment proceeds within seven days following receipt of all required documents. However, mailing may be delayed if the Fund is waiting for your means of purchase to clear.

You may redeem shares in any of the following ways:

•	By mail
•	By telephone
•	By the Internet
•	By wire/ACH transfer
•	Through the Systematic Withdrawal Plan

Redemptions by Mail

(See Address under “HOW TO CONTACT US”)

Step 1:	Contact your registered representative or our Interaction Center for a redemption form or prepare a written request including the following information:

•	Name(s) of the account owner(s);
•	Your account number;
•	The name of the Fund(s) whose shares are being redeemed; and
•	Dollar amount or number of shares you wish to redeem.

You must have a Medallion Signature Guarantee if you want to do any of the following:

•	Sell shares with a value of more than $100,000;
•	Send the proceeds to an address other than the one listed for your account;
•	Make the check payable to someone other than the account owners(s); or
•	Sell shares if there has been a change of address on your account within the preceding 30 days.

A Medallion Signature Guarantee is a stamp provided by a financial institution that verifies your signature. You endorse the certificate on the back and have the signature(s) guaranteed by an eligible guarantor institution such as a commercial bank, trust company, security broker or dealer, credit union, or a savings association participating in the Medallion Signature Guarantee Program. A Medallion Signature Guarantee may be obtained at any national bank or brokerage firm.

We will waive a Medallion Signature Guarantee requirement where payment proceeds (not exceeding $100,000) are sent directly to a 501(c)(3) charitable organization. We may waive the Medallion Signature Guarantee requirement in other limited instances.

Step 2:	Mail your redemption request.

Redemptions by Telephone

The privilege to redeem shares by telephone is automatically extended to all accounts except certain retirement plan accounts, unless the option is specifically declined on your application. If you do not want the telephone redemption option, please call the Interaction Center at (800) THRIVENT (847-4836). By accepting this privilege, you assume some risks for unauthorized transactions.

Telephone redemption checks will be issued to the same payee(s) as the account registration and sent only to the address of record.

Telephone redemptions are not allowed if:

•	There has been a change of address in the preceding 30 days
•	The request is for more than $100,000

Redemptions by the Internet

You may redeem shares from your accounts over the Internet. A Personal Identification Number (PIN) is required prior to authorizing transactions on your Fund accounts. This privilege may not be available on retirement plan accounts.

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Internet redemptions are not allowed if:

•	There has been a change of address in the preceding 30 days
•	The request is for more than $100,000

Redemptions by Wire Transfer

In order to redeem shares by wire transfer, your bank must be a member, or have a corresponding relationship with a member, of the Federal Reserve System. When redeeming shares by wire transfer, the following conditions apply:

•	If an account has multiple owners, the Fund may rely on the instructions of any one account owner.
•	This privilege may not be available on all retirement plan accounts.

Systematic Withdrawal Plan

You can have money automatically withdrawn from your Fund account(s) on a regular basis by using the Systematic Withdrawal Plan. The plan allows you to receive funds or direct payments at regular intervals. The following rules and/or guidelines apply:

•	You need a minimum of $50,000 in your account ($25,000 for congregations) to start the plan.
•	You can select the date(s) on which the money is withdrawn.
•	To start the plan or change the payee(s), you must notify the Fund in writing and you must have all account owner(s) sign the appropriate form, which is available from the Interaction Center.
•	Money can be sent by check or electronic funds transfer.
•	To stop or change your plan, you must notify Thrivent Mutual Funds 10 days prior to the next withdrawal.

Thrivent Money Market Fund Checks

You can write checks on your Class I shares of Thrivent Money Market Fund account if you complete a check writing signature card and agreement. You can request checks on your application or in writing. The Fund does not charge a fee for supplying your checks. The following rules and/or guidelines apply:

•	The checks you write on Thrivent Money Market Fund must be for $500 or more. (Because the Fund is not a bank, some features, such as stop payment, may not be available.)
•	The transfer agent may impose reasonable fees for each check that is returned.
•	Unless you purchased shares by wire, you must wait up to 10 business days after you purchase Thrivent Money Market Fund shares to write checks against that purchase.
•

Unless you redeem via the Internet or phone, you need a written request—not a check—to close Thrivent Money Market Fund account. Your written request will require a Medallion Signature Guarantee to close accounts over $100,000 or to send the proceeds to a special payee or address.

•	You will earn daily income dividends on Fund shares up to the date they are redeemed.

Exchanging Shares Between Funds

You may exchange some or all of your shares of one Fund for shares of the same class of any of the other Funds.

In addition, if you are eligible to purchase Institutional Class shares, you may exchange some or all of your Class A shares for Institutional Class shares of any of the Funds.

All exchanges will be based on the NAV of the shares you are exchanging and acquiring and will be subject to the minimum investment requirements. Except as described above, shares of one class may not be exchanged for shares of another class.

The Funds reserve the right to terminate the exchange privilege of any shareholder who is believed to be engaging in abusive trading activity, as discussed in “Abusive Trading Policy and Monitoring Process.” Further, the Funds reserve the right to modify or terminate the exchange privilege at any time with respect to any Fund, if the Funds’ Trustees determine that continuing the privilege may be detrimental to shareholders. If the exchange policies are materially modified or terminated, the Fund will give you at least 60 days prior notice.

You may obtain an exchange form or receive more information about making exchanges between Funds by contacting your Thrivent Investment Mgt. Registered Representative.

You may exchange funds in any of the following ways:

•	By mail
•	By telephone
•	By the Internet
•	By the Automatic Exchange Plan

Exchanges by Mail

Prepare and mail a written request including the following information:

•	Name(s) of the account owner(s);
•	Your Fund(s) and account number(s);
•	Dollar or share amount you wish to exchange;
•	The name of the Fund(s) and account number(s) you are exchanging into; and
•	Signatures of all account owners.

Exchanges by Telephone

The privilege to exchange shares by telephone is automatically extended to all accounts, unless the option is specifically declined on your application. If you do not want the telephone exchange option, please call the Interaction Center at (800) THRIVENT (847-4836). By accepting this privilege, you assume some risks for unauthorized transactions.

You may exchange shares by calling the Interaction Center at (800) THRIVENT (847-4836). Telephone exchange requests received prior to the close of the NYSE, usually 4:00 p.m. Eastern Time, will receive that day’s price.

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During periods of extreme volume caused by dramatic economic or stock market changes, shareholders may have difficulty reaching the Interaction Center by phone, and a telephone exchange may be difficult to implement at those times. The Funds reserve the right to temporarily discontinue the telephone exchange privilege during such periods of extreme volume.

Exchanges by the Internet

You may exchange shares within your Fund accounts over the Internet. A Personal Identification Number (PIN) is required prior to authorizing transactions on your Fund accounts. This privilege may not be available on certain retirement plan accounts.

Automatic Exchange Plans

You may exchange shares on a regular basis by using the Automatic Exchange Plan. The plan allows you to exchange funds at regular intervals, on dates you select, between the different funds of the Thrivent Mutual Funds. The following guidelines apply:

•	Exchanges are permitted between accounts of the same share class and accounts with similar registrations.
•	To stop or change your plan, you must notify Thrivent Mutual Funds 10 days prior to the next exchange date.

For further instructions on how to start, stop, or make changes to the plan, call the Investment Interaction Center at (800) THRIVENT (847-4836), or notify the Fund in writing.

Transaction Confirmations

Thrivent Investment Mgt. generally mails written confirmation of your transactions within five business days following the date of your transaction. Thrivent Investment Mgt. will mail confirmation of check writing transactions in Thrivent Money Market Fund monthly. Thrivent Investment Mgt. will mail confirmation of your automatic investment plan transactions at least quarterly. You also can check your account activity on www.thrivent.com or by calling the Automated Service Line at (800) 847-4836, option 2.

Accounts with Low Balances

Due to the high cost to shareholders of maintaining accounts with low balances, the transfer agent may convert your Institutional Class shares of a Fund to Class A shares of the same Fund (if any) if the value of your shares in the Fund falls below the required minimum amount for your type of account. See “Required Minimum Investments” above. If the Fund does not offer Class A shares, the Funds may redeem your Institutional Class shares in the Fund.

Before shares are converted to Class A shares or redeemed, you will be notified in writing and allowed 60 days to purchase additional shares. If additional shares are not purchased, any such redemption may be at a time that is not favorable to you.

Abusive Trading Policies and Monitoring Processes

The Funds discourage short-term or excessive trading and other abusive trading practices. Except as discussed below with respect to automatic investment plans, systematic withdrawal plans, transactions solely in your money market account, or omnibus accounts, the Funds do not accommodate frequent purchases and redemptions of Fund shares by Fund shareholders. Abusive trading by shareholders can disrupt portfolio management, negatively impact fund performance, and increase Fund expenses. The Board of Trustees of the Funds has adopted the policy set forth below to deter abusive trading activity.

Several different tactics are used to reduce the frequency and effect that abusive trading can have on the Funds. The Funds may use a combination of monitoring shareholder activity and restricting shareholder transactions on certain accounts to combat market timers. The Funds’ use of effective fair value pricing procedures also reduces the opportunities for market timers, especially for the Funds with securities that pose more frequent pricing challenges, such as international securities, high yield securities, and other securities whose market prices may not accurately reflect their fair value (see “Pricing Funds’ Shares”). Except as noted below, these policies apply uniformly to all shareholders.

When monitoring shareholder activity, the Funds may consider several factors to evaluate shareholder activity including, but not limited to, the amount and frequency of transactions, the amount of time between purchases and redemptions (including exchanges), trading patterns, and total assets in the Funds that are purchased and redeemed. In making this evaluation, the Funds may consider trading in multiple accounts under common ownership or control.

The Funds may deem the sale of all or a substantial portion of a shareholder’s purchase of shares to be abusive if the sale is made within seven days after purchase. This policy does not apply to automatic investment plans, systematic withdrawal plans, or transactions solely in your money market account, including checkwriting and debit card transactions. The Funds reserve the right, in their sole discretion, to identify other trading practices as abusive.

If a shareholder is believed to be engaging in abusive trading activity, the Funds may request the shareholder to cease such activity, restrict the frequency and number of exchanges allowed on an account, or take other action as the Funds deems necessary to limit or restrict the account privileges to the shareholder. The Funds may also reject or cancel any purchase request, including the purchase side of an exchange, without notice for any reason. If it becomes necessary to cancel a transaction of a shareholder whose account has been restricted, the Funds will promptly reverse the exchange or (if the purchase request is not associated with an exchange) refund the full purchase price to the shareholder.

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Although the Funds seek to deter and prevent abusive trading practices, there are no guarantees that all activity can be detected or prevented. Shareholders engaging in abusive trading practices use an evolving variety of strategies to avoid detection and it may not be possible for operational and technological systems to reasonably identify abusive trading. Omnibus accounts like those maintained by brokers and retirement plans aggregate purchases and redemptions for multiple investors whose identities are not known to the Fund, and the Funds do not have access to the individual shareholder account information for those accounts. The Funds monitor aggregate trading activity of the omnibus accounts, and if abusive trading is suspected, the Funds will contact the intermediary associated with the account to discourage shareholders from engaging in abusive trading practices and ask them to impose restrictions on excessive trades. However, the financial intermediaries associated with the omnibus accounts may be limited in their ability to restrict trading practices of their clients.

Disclosure of Fund Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of their Fund securities is available in the Statement of Additional Information for the Funds and at www.thrivent.com.

Standing Allocation Order

Thrivent Aggressive Allocation Fund, Thrivent Moderately Aggressive Allocation Fund, Thrivent Moderate Allocation Fund, and Thrivent Moderately Conservative Allocation Fund (the “Thrivent Allocation Funds”) purchase and redeem shares of the other Funds (the “Underlying Funds”) each business day pursuant to a standing allocation order (the “Allocation Order”). The Allocation Order provides daily instructions for how a purchase or redemption order by a Thrivent Allocation Fund should be allocated among the Underlying Funds. Each day, pursuant to the Allocation Order, a Thrivent Allocation Fund will purchase or redeem shares of the relevant Underlying Funds at the NAV for the Underlying Fund calculated that day. Any modification to the daily instruction provided by the Allocation Order must be before the close of trading on the NYSE.

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Distributions

Dividends

Dividends of the Funds are declared and paid as follows:

—declared daily and paid monthly	Thrivent High Yield Fund
Thrivent Municipal Bond Fund
Thrivent Income Fund
Thrivent Core Bond Fund
Thrivent Limited Maturity Bond Fund
Thrivent Money Market Fund

—declared monthly and paid monthly	Thrivent Diversified Income Plus Fund

—declared and paid quarterly	Thrivent Moderate Allocation Fund
Thrivent Moderately Conservative Allocation Fund
Thrivent Real Estate Securities Fund
Thrivent Balanced Fund

—declared and paid annually	Thrivent Aggressive Allocation Fund
Thrivent Moderately Aggressive Allocation Fund
Thrivent Technology Fund
Thrivent Partner Small Cap Growth Fund
Thrivent Partner Small Cap Value Fund
Thrivent Small Cap Stock Fund
Thrivent Mid Cap Growth Fund
Thrivent Partner Mid Cap Value Fund
Thrivent Mid Cap Stock Fund
Thrivent Mid Cap Index Fund-I
Thrivent Partner International Stock Fund
Thrivent Large Cap Growth Fund
Thrivent Large Cap Value Fund
Thrivent Large Cap Stock Fund
Thrivent Large Cap Index Fund-I

Income dividends are derived from investment income, including dividends, interest, and certain foreign currency gains received by the Fund.

Capital Gains

Capital gains distributions, if any, usually will be declared and paid in December for the prior fiscal year ending October 31.

Distribution Options

When completing your application, you must select one of the following options for dividends and capital gains distributions:

•

Full Reinvestment. Distributions from a Fund will be reinvested in additional shares of the same class of that Fund. This option will be selected automatically unless one of the other options is specified.

•	Full Reinvestment in a Different Fund. You may also choose to have your distributions reinvested into an existing account of the same class of another Fund within the Thrivent Mutual Funds.

•	Part Cash and Part Reinvestment. You may request to have part of your distributions paid in cash and part of your distributions reinvested in additional shares of the same class of the Fund.

•

All Cash. Distributions will be paid in cash. You may choose to send your distributions directly to your bank account or request to have a check sent to you. Your request to receive all or a portion of your distributions in cash must be received at least 10 days before the record date of the dividend or other distribution.

The Fund reserves the right to automatically reinvest any distributions into your account that are less than $10.

Distributions paid in shares will be credited to your account at the next determined NAV per share.

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Taxes

General

In general, any net investment income and short-term capital gain distributions you receive from a Fund are taxable as ordinary income. To the extent a Fund receives and distributes qualified dividend income, you may be eligible for a tax rate lower than that on other ordinary income distributions. Distributions of other net capital gains by the Fund are generally taxable as capital gains—in most cases, at different rates from those that apply to ordinary income. The Funds expect that distributions from Thrivent Aggressive Allocation Fund, Thrivent Moderately Aggressive Allocation Fund, Thrivent Technology Fund, Thrivent Partner Small Cap Growth Fund, Thrivent Partner Small Cap Value Fund, Thrivent Small Cap Stock Fund, Thrivent Mid Cap Growth Fund, Thrivent Partner Mid Cap Value Fund, Thrivent Mid Cap Stock Fund, Thrivent Mid Cap Index Fund-I, Thrivent Partner International Stock Fund, Thrivent Large Cap Growth Fund, Thrivent Large Cap Value Fund, and Thrivent Large Cap Index Fund-I will consist primarily of capital gains and that distributions from Thrivent Moderately Conservative Allocation Fund, Thrivent Moderate Allocation Fund, Thrivent Large Cap Stock Fund, Thrivent High Yield Fund, Thrivent Income Fund, Thrivent Core Bond Fund, Thrivent Municipal Bond Fund, Thrivent Limited Maturity Bond Fund and Thrivent Money Market Fund will consist primarily of ordinary income. The distributions from Thrivent Real Estate Securities Fund, Thrivent Diversified Income Plus Fund and Thrivent Balanced Fund may consist of both capital gains and ordinary income, and there is a possibility that some of the distributions from Thrivent Real Estate Securities Fund and Thrivent Diversified Income Plus Fund may be classified as return of capital.

The tax you pay on a given capital gains distribution generally depends on how long a Fund has held the Fund securities it sold. It does not depend on how long you have owned your Fund shares or whether you reinvest your distributions or take them in cash.

Every year, the Funds will send you a statement detailing the tax status amount of qualified dividends, ordinary income and capital gains distributed to you for the previous year. The tax statement for all Funds except Thrivent Real Estate Securities Fund and Thrivent Diversified Income Plus Fund will be mailed in January. The REIT investments of Thrivent Real Estate Securities Fund and Thrivent Diversified Income Plus Fund do not provide complete tax information until after the calendar year-end. Consequently, Thrivent Real Estate Securities Fund and Thrivent Diversified Income Plus Fund expect to send your tax statement in February.

The sale of shares in your account may produce a gain or loss, and is a taxable event. For tax purposes, an exchange between Funds is the same as a sale.

Your investment in the Funds could have additional tax consequences. Please consult your tax professional for assistance.

By law, the Funds must withhold 28% of your distributions and proceeds as a prepayment of federal income tax if you have not provided complete, correct taxpayer information.

Thrivent Partner International Stock Fund

Foreign investments pose special tax issues for Thrivent Partner International Stock Fund and its shareholders. For example, certain gains and losses from currency fluctuations may be taxable as ordinary income. Also, certain foreign countries withhold some interest and dividends that otherwise would be payable to Thrivent Partner International Stock Fund. If the amount withheld is material, Thrivent Partner International Stock Fund may elect to pass through a credit to shareholders.

Thrivent Municipal Bond Fund

You will not be required to pay federal income tax on dividends of Thrivent Municipal Bond Fund that represent interest that the Fund earns on tax-exempt securities. The Fund may, however, invest a portion of its assets in securities that generate income that is not exempt from federal income tax or securities that are subject to the alternative minimum tax. In addition, income of the Fund that is exempt from federal income tax may be subject to state and local income tax. Any capital gains distributed by Thrivent Municipal Bond Fund will be subject to federal and state taxes.

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Other Securities and Investment Practices

The principal investment strategies and risk factors of each Fund are outlined beginning on page 2. This section provides additional information about some of the securities and other practices in which certain Funds may engage, along with their associated risks. Each of the additional strategies in this section are non-principal strategies. The Thrivent Allocation Funds may not invest in these other strategies or engage in these other practices except to the extent permitted by rule or order of the SEC.

Repurchase agreements: Each of the Funds may buy securities with the understanding that the seller will buy them back with interest at a later date. If the seller is unable to honor its commitment to repurchase the securities, the Fund could lose money.

When-issued securities: Each Fund may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year. In addition, no income will be earned on these securities until they are actually delivered.

Exchange Traded Funds (ETFs): Each of the Funds except Thrivent Money Market Fund may invest in ETFs. ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed fund of securities designed to track a particular market index. Each Fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

Real Estate Investment Trusts (REITs): Each of the Funds except the Thrivent Money Market Fund may invest in REITs. REITs generally can be divided into three types: equity REITs, mortgage REITs and hybrid REITs (which combine the characteristics of equity REITs and mortgage REITs). Equity REITs will be affected by changes in the values of and incomes from the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. All types of REITs may be affected by changes in interest rates. REITs are subject to other risks as well, including the fact that REITs are dependent on specialized management skills which may affect their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders. REITs may have limited diversification and are subject to the risks associated with obtaining financing for real property. A REIT can pass its income through to shareholders or unitholders without any tax at the entity level if it complies with various requirements under the Internal Revenue Code. There is the risk that a REIT held by a Fund will fail to qualify for this tax-free pass-through treatment of its income. By investing in REITs indirectly through a Fund, in addition to bearing a proportionate share of the expenses of the Fund, you will also indirectly bear similar expenses of the REITs in which the Fund invests.

Zero coupons: Each of the Funds may invest in zero coupon securities. A zero coupon security is a debt security that is purchased and traded at discount to its face value because it pays no interest for some or all of its life. Interest, however, is reported as income to the Fund that has purchased the security and the Fund is required to distribute to shareholders an amount equal to the amount reported. Those distributions may require the Fund to liquidate Fund securities at a disadvantageous time.

Foreign securities: Each of the Funds may invest in foreign securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. These risks are usually higher in less developed countries. Each of the Funds except Thrivent Money Market Fund may use foreign currencies and related instruments to hedge its foreign investments.

In addition, foreign securities may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are less efficient. Even where a foreign security increases in price in its local currency, the appreciation may be diluted by the negative effect of exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

International exposure: Each of the Funds may have some international exposure (including emerging markets) in their investments. Many U.S. companies in which these Funds may invest generate significant revenues and earnings from abroad. As a result, these companies and the prices of their securities may be affected by weaknesses in global and regional economies and the relative value of foreign currencies to the U.S. dollar. These factors, taken as a whole, could adversely affect the price of Fund shares.

Foreign Currency Transactions: The Thrivent Partner International Stock Fund may conduct foreign currency exchange transactions, normally either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. The Fund will generally not enter into a forward contract with a term greater than one year.

Under unusual circumstances, the Fund may commit a substantial portion or the entire value of its portfolio to the consummation of these contracts. Although forward contracts will be used primarily to protect the Fund from adverse currency movements, they also involve the risk that

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anticipated currency movements will not be accurately predicted, and Fund total return could be adversely affected as a result.

There are some markets where it is not possible to engage in effective foreign currency hedging. This is generally true, for example, for the currencies of various emerging markets where the foreign exchange markets are not sufficiently developed to permit hedging activity to take place.

Restricted and illiquid securities: Each of the Funds may invest to a limited extent in restricted or illiquid securities. Any securities that are thinly traded or whose resale is restricted can be difficult to sell at a desired time and price. Some of these securities are new and complex, and trade only among institutions. The markets for these securities are still developing and may not function as efficiently as established markets. Owning a large percentage of restricted or illiquid securities could hamper a Fund’s ability to raise cash to meet redemptions. Also, because there may not be an established market price for these securities, the Fund may have to estimate their value, which means that their valuation (and, to a much smaller extent, the valuation of the Fund) may have a subjective element.

Securities lending: Each of the Funds except Thrivent Money Market Fund may seek additional income by lending Fund securities to qualified institutions. By reinvesting any cash collateral it receives in these transactions, a Fund could realize additional gains or losses. If the borrower fails to return the securities and the invested collateral has declined in value, the Fund could lose money.

Derivatives: Each of the Funds except Thrivent Money Market Fund may invest in derivatives. Derivatives, a category that includes options, futures, swaps and hybrid instruments, are financial instruments whose value derives from another security, an index or a currency. Each Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives for hedging its positions in foreign securities. Each Fund may also use derivatives for speculation (investing for potential income or capital gain).

While hedging can guard against potential risks, it adds to the fund’s expenses and can eliminate some opportunities for gains. There is also a risk that a derivative intended as a hedge may not perform as expected.

The main risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

With some derivatives, whether used for hedging or speculation, there is also the risk that the counterparty may fail to honor its contract terms, causing a loss for the Fund. In addition, suitable derivative investments for hedging or speculative purposes may not be available.

Hybrid instruments (a type of potentially high-risk derivative) can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market or even relatively nominal rates. Under certain conditions, the redemption value of a hybrid could be zero.

Mortgage-backed and asset-backed securities: Each of the Funds may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities are securities that are backed by pools of mortgages and which pay income based on the payments of principal and income they receive from the underlying mortgages. Asset-backed securities are similar but are backed by other assets, such as pools of consumer loans. Both are sensitive to interest rate changes as well as to changes in the repayment patterns of the underlying securities. If the principal payment on the underlying asset is repaid faster or slower than the holder of the mortgage-backed or asset-backed security anticipates, the price of the security may fall, especially if the holder must reinvest the repaid principal at lower rates or must continue to hold the securities when interest rates rise.

High yield bonds: Each of the Funds except Thrivent Money Market Fund may invest in high yield bonds, including defaulted high yield securities. Thrivent Municipal Bond Fund limits its investment in high yield bonds to no more than 5% of its assets. High yield bonds are debt securities rated below BBB by S&P or Baa by Moody’s or unrated securities deemed to be of comparable quality by the Adviser. To the extent that a Fund invests in high yield bonds, it takes on the following risks:

•	The risk of a bond’s issuer defaulting on principal or interest payments is greater than on higher quality bonds.
•	Issuers of high yield bonds are less secure financially and are more likely to be hurt by interest rate increases and declines in the health of the issuer or the economy.

Government bonds and municipal bonds: Each of the Funds may invest in government bonds and municipal bonds. As a result, the Fund’s performance may be affected by political and economic conditions at the state, regional or Federal level. These may include budgetary problems, declines in the tax base and other factors that may cause rating agencies to downgrade the credit ratings on certain issues.

Securities ratings: When fixed-income securities are rated by one or more independent rating agencies, a Fund uses these ratings to determine bond quality. Investment grade bonds are those that are rated within or above the BBB major rating category by S&P or the Baa major rating category by Moody’s, or unrated but considered of equivalent quality by the Fund’s adviser. High-yield bonds are below investment grade bonds in terms of quality.

In cases where a bond is rated in conflicting categories by different rating agencies, a Fund (other than Thrivent Money Market Fund) may choose to follow the higher rating. If a

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bond is unrated, the Fund may assign it to a given category based on its own credit research. If a rating agency downgrades a security, the Fund will determine whether to hold or sell the security, depending on all of the facts and circumstances at that time.

Short-term trading: The investment strategy for each Fund at times may include short-term trading. While a Fund ordinarily does not trade securities for short-term profits, it will sell any security at any time it believes best, which may result in short-term trading. Short-term trading can increase a Fund’s transaction costs and may increase your tax liability. Thrivent Small Cap Stock Fund, Thrivent Mid Cap Growth Fund, Thrivent Large Cap Growth Fund, Thrivent Balanced Fund, Thrivent Income Fund, Thrivent Core Bond Fund, and Thrivent Limited Maturity Bond Fund had portfolio turnover rates of over 100% for their most recent fiscal year. The portfolio turnover rate for Thrivent Small Cap Stock Fund, Thrivent Mid Cap Growth Fund, and Thrivent Large Cap Growth Fund reflects the investment adviser’s relatively active management style for those Funds. The portfolio turnover rate for Thrivent Balanced Fund, Thrivent Income Fund, Thrivent Core Bond Fund, and Thrivent Limited Maturity Bond Fund reflects the mortgage dollar roll program that the investment adviser uses in its investment strategy for those Funds. A mortgage dollar roll program involves the purchase and sale of mortgage-backed securities.

Initial public offerings: Each of the Funds may purchase securities in initial public offerings (IPOs) of securities. IPOs issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile, but they can result in very large gains in their initial trading. Thus, when the Fund’s size is smaller, any gains from IPOs will have an exaggerated impact on the Fund’s reported performance than when the Fund is larger. Attractive IPOs are often oversubscribed and may not be available to the Fund, or only in very limited quantities. There can be no assurance that a Fund will have favorable IPO investment opportunities.

Defensive investing: In response to market, economic, political or other conditions, each Fund may invest without limitation in cash, preferred stocks, or investment-grade debt securities for temporary defensive purposes. If the Fund does this, different factors could affect the Fund’s performance and it may not achieve its investment objective.

Unusual Opportunities: Each of the Funds may purchase some securities that do not meet its normal investment criteria when the investment adviser or subadviser perceives an unusual opportunity for gain, which could include a variety of factors, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities. If the anticipated gains do not materialize, the Fund could lose money from such an investment.

Fund-of-Funds Risk: The Thrivent Allocation Funds allocate their assets among certain of the other Funds (“Underlying Funds”). From time to time, one or more of the Underlying Funds may experience relatively large investments or redemptions due to reallocations or rebalancings by the Thrivent Allocation Funds or other investors. These transactions may affect the Underlying Funds since Underlying Funds that experience redemptions as a result of reallocations or rebalancings may have to sell Fund securities and since Underlying Funds that receive additional cash will have to invest such cash. These effects may be particularly important when one or more of the Thrivent Allocation Funds owns a substantial portion of any Underlying Fund. While it is impossible to predict the overall impact of these transactions over time, the performance of an Underlying Fund may be adversely affected if the Underlying Fund is required to sell securities or invest cash at inopportune times. These transactions could also increase transaction costs and accelerate the realization of taxable income if sales of securities resulted in gains. Because the Thrivent Allocation Funds may own substantial portions of some Underlying Funds, a redemption or reallocation by a Thrivent Allocation Fund away from an Underlying Fund could cause the Underlying Fund’s expenses to increase. As an investor in an Underlying Fund, a Thrivent Allocation Fund will bear its ratable share of the Underlying Fund’s expenses, in addition to the expenses of the Thrivent Allocation Fund with respect to the assets so invested.

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Financial Highlights

The financial highlights tables for each of the Funds are intended to help you understand the Funds’ financial performance for the past five complete fiscal years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose reports, along with the Funds’ financial statements, are included in the Annual Reports to Shareholders for the fiscal year ended October 31, 2006, (for all Funds except Thrivent Real Estate Securities Fund and Thrivent Diversified Income Plus Fund) and December 31, 2006 (for Thrivent Real Estate Securities Fund and Thrivent Diversified Income Plus Fund), which are available upon request. The financial highlights should be read in conjuction with the financial statements and notes thereto. The tables do not show the effect of a sales charge for any of the Funds.

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Thrivent Mutual Funds

Financial Highlights

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD(a)

		Income from Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(b)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions
AGGRESSIVE ALLOCATION FUND
Class I Shares
Year Ended 10/31/2006	$10.39	$0.20	$1.49	$1.69	$(0.14)	$—	$(0.14)
Year Ended 10/31/2005(e)	10.00	—	0.39	0.39	—	—	—

MODERATELY AGGRESSIVE ALLOCATION FUND
Class I Shares
Year Ended 10/31/2006	10.33	0.23	1.35	1.58	(0.14)	—	(0.14)
Year Ended 10/31/2005(e)	10.00	0.01	0.32	0.33	—	—	—

MODERATE ALLOCATION FUND
Class I Shares
Year Ended 10/31/2006	10.23	0.31	1.09	1.40	(0.31)	—	(0.31)
Year Ended 10/31/2005(e)	10.00	0.03	0.22	0.25	(0.02)	—	(0.02)

MODERATELY CONSERVATIVE ALLOCATION FUND
Class I Shares
Year Ended 10/31/2006	10.14	0.34	0.79	1.13	(0.34)	—	(0.34)
Year Ended 10/31/2005(e)	10.00	0.05	0.12	0.17	(0.03)	—	(0.03)

TECHNOLOGY FUND
Class I Shares
Year Ended 10/31/2006	3.65	(0.01)	0.29	0.28	—	—	—
Year Ended 10/31/2005	3.42	0.01	0.22	0.23	—	—	—
Period Ended 10/31/2004(g)	3.32	(0.01)	0.11	0.10	—	—	—
Year Ended 4/30/2004	2.59	(0.02)	0.75	0.73	—	—	—
Year Ended 4/30/2003	3.22	(0.02)	(0.61)	(0.63)	—	—	—
Year Ended 4/30/2002	5.19	(0.03)	(1.94)	(1.97)	—	—	—

PARTNER SMALL CAP GROWTH FUND
Class I Shares
Year Ended 10/31/2006	10.28	—	1.45	1.45	—	—	—
Year Ended 10/31/2005(e)	10.00	(0.02)	0.30	0.28	—	—	—

(a)	All per share amounts have been rounded to the nearest cent.
(b)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)	Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.

88

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RATIOS / SUPPLEMENTAL DATA
			Ratio to Average Net Assets(d)			Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly(d)
Net Asset Value, End of Period	Total Return(c)	Net Assets End of Period (in millions)	Expenses		Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$11.94	16.45%	$35.8	(0.44	)%(f)	1.25%	0.27%	0.53%	8%
10.39	3.90%	4.2	0.10%		0.08%	0.87%	(0.69)%	3%

11.77	15.43%	40.1	(0.36	)%(f)	2.05%	0.23%	1.46%	10%
10.33	3.30%	2.7	(0.04)%		0.88%	0.57%	0.28%	4%

11.32	13.83%	17.1	(0.33	)%(f)	2.82%	0.24%	2.25%	10%
10.23	2.49%	2.9	(0.13)%		1.67%	0.51%	1.03%	3%

10.93	11.35%	6.5	(0.34	)%(f)	3.50%	0.30%	2.86%	5%
10.14	1.66%	0.8	0.18%		2.14%	1.03%	1.29%	4%

3.93	7.67%	2.1	0.96%		(0.30)%	0.97%	(0.31)%	126%
3.65	6.73%	2.6	0.94%		0.24%	0.95%	0.22%	37%
3.42	3.01%	3.0	1.00%		(0.62)%	1.02%	(0.64)%	23%
3.32	28.19%	2.9	1.00%		(0.66)%	1.02%	(0.68)%	67%
2.59	(19.57)%	2.2	1.06%		(0.76)%	1.08%	(0.78)%	67%
3.22	(37.96)%	7.9	1.10%		(0.86)%	1.14%	(0.90)%	57%

11.73	14.11%	29.3	0.53%		0.10%	1.35%	(0.71)%	109%
10.28	2.80%	4.2	1.39%		(0.99)%	2.21%	(1.81)%	37%

(d)	Computed on an annualized basis for periods less than one year.
(e)	Since fund inception, June 30, 2005.
(f)	Expense ratio is negative because the adviser has agreed, through at least February 28, 2007, to reimburse certain expenses associated with operating the Fund.
(g)	For the period from May 1, 2004 to October 31, 2004.

89

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	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD(a)

		Income from Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(b)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions
PARTNER SMALL CAP VALUE FUND
Class I Shares
Year Ended 10/31/2006	$14.57	$0.12	$2.60	$2.72	$(0.13)	$(0.90)	$(1.03)
Year Ended 10/31/2005	14.67	0.13	1.67	1.80	(0.05)	(1.85)	(1.90)
Period Ended 10/31/2004(e)	13.90	0.05	1.06	1.11	—	(0.34)	(0.34)
Year Ended 4/30/2004	9.47	0.03	4.40	4.43	—	—	—
Year Ended 4/30/2003	11.71	—	(2.17)	(2.17)	—	(0.07)	(0.07)
Year Ended 4/30/2002(f)	10.00	(0.05)	1.76	1.71	—	—	—

SMALL CAP STOCK FUND
Class I Shares
Year Ended 10/31/2006	18.85	(0.04)	2.95	2.91	—	(1.94)	(1.94)
Year Ended 10/31/2005	17.21	0.02	2.44	2.46	—	(0.82)	(0.82)
Period Ended 10/31/2004(e)	17.12	(0.02)	1.06	1.04	—	(0.95)	(0.95)
Year Ended 4/30/2004	11.98	(0.01)	5.15	5.14	—	—	—
Year Ended 4/30/2003	15.26	(0.06)	(3.22)	(3.28)	—	—	—
Year Ended 4/30/2002	13.71	(0.01)	1.64	1.63	—	(0.08)	(0.08)

MID CAP GROWTH FUND
Class I Shares
Year Ended 10/31/2006	15.44	(0.04)	1.84	1.80	—	—	—
Year Ended 10/31/2005	13.39	0.01	2.04	2.05	—	—	—
Year Ended 10/31/2004	12.87	(0.01)	0.53	0.52	—	—	—
Year Ended 10/31/2003	9.79	(0.04)	3.12	3.08	—	—	—
Year Ended 10/31/2002	11.66	(0.01)	(1.86)	(1.87)	—	—	—

PARTNER MID CAP VALUE FUND
Class I Shares
Year Ended 10/31/2006	10.14	0.17	1.61	1.78	(0.05)	—	(0.05)
Year Ended 10/31/2005(g)	10.00	0.01	0.13	0.14	—	—	—

MID CAP STOCK FUND
Class I Shares
Year Ended 10/31/2006	18.63	0.04	2.74	2.78	—	(1.81)	(1.81)
Year Ended 10/31/2005	15.30	0.07	3.26	3.33	—	—	—
Period Ended 10/31/2004(e)	14.46	0.02	0.82	0.84	—	—	—
Year Ended 4/30/2004	11.06	0.03	3.37	3.40	—	—	—
Year Ended 4/30/2003	13.31	0.05	(2.30)	(2.25)	—	—	—
Year Ended 4/30/2002	14.98	0.03	(1.32)	(1.29)	—	(0.38)	(0.38)

MID CAP INDEX FUND—I
Class I Shares
Year Ended 10/31/2006	13.34	0.13	1.49	1.62	(0.07)	(0.90)	(0.97)
Year Ended 10/31/2005	11.85	0.10	1.88	1.98	(0.10)	(0.39)	(0.49)
Period Ended 10/31/2004(e)	11.79	0.05	0.33	0.38	—	(0.32)	(0.32)
Year Ended 4/30/2004	8.91	0.07	2.93	3.00	(0.06)	(0.06)	(0.12)
Year Ended 4/30/2003	11.23	0.08	(2.07)	(1.99)	(0.08)	(0.25)	(0.33)
Year Ended 4/30/2002	10.80	0.06	0.60	0.66	(0.07)	(0.16)	(0.23)

(a)	All per share amounts have been rounded to the nearest cent.
(b)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)	Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.
(d)	Computed on an annualized basis for periods less than one year.

90

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RATIOS / SUPPLEMENTAL DATA
			Ratio to Average Net Assets(d)			Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly(d)
Net Asset Value, End of Period	Total Return(c)	Net Assets End of Period (in millions)	Expenses		Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$16.26	19.85%	$44.9	0.30%		1.06%	0.82%	0.54%	22%
14.57	12.92%	16.4	0.33%		0.97%	0.84%	0.46%	53%
14.67	8.01%	13.3	0.40%		1.32%	0.91%	0.81%	100%
13.90	46.78%	10.3	0.52%		0.34%	1.04%	(0.18)%	80%
9.47	(18.59)%	3.8	0.87%		0.10%	1.07%	(0.10)%	147%
11.71	17.10%	3.5	1.59%		(0.66)%	1.63%	(0.70)%	50%

19.82	16.68%	85.1	0.72%		0.27%	0.74%	0.26%	92%
18.85	14.58%	21.1	0.72%		0.15%	0.74%	0.13%	114%
17.21	6.17%	11.6	0.73%		(0.24)%	0.75%	(0.26)%	52%
17.12	42.90%	11.0	0.73%		(0.06)%	0.75%	(0.08)%	106%
11.98	(21.49)%	6.8	0.73%		(0.03)%	0.75%	(0.05)%	97%
15.26	11.90%	5.3	0.74%		(0.07)%	0.75%	(0.08)%	59%

17.24	11.66%	32.3	0.47%		0.34%	0.49%	0.32%	156%
15.44	15.31%	11.7	0.49%		0.07%	0.50%	0.06%	146%
13.39	4.04%	10.1	0.62%		(0.21)%	0.73%	(0.32)%	154%
12.87	31.46%	7.3	0.74%		(0.37)%	0.95%	(0.58)%	76%
9.79	(16.04)%	12.6	0.58%		(0.21)%	0.93%	(0.56)%	55%

11.87	17.65%	23.9	(0.14	)%(h)	2.08%	1.37%	0.57%	43%
10.14	1.40%	3.7	1.17%		0.43%	2.81%	(1.21)%	15%

19.60	15.90%	116.4	0.70%		0.57%	0.71%	0.56%	193%
18.63	21.76%	50.7	0.70%		0.51%	0.71%	0.49%	96%
15.30	5.81%	29.8	0.71%		0.23%	0.72%	0.22%	46%
14.46	30.74%	28.4	0.70%		0.20%	0.71%	0.19%	123%
11.06	(16.90)%	20.7	0.68%		0.44%	0.69%	0.43%	48%
13.31	(8.86)%	24.8	0.69%		0.28%	0.70%	0.27%	97%

13.99	12.68%	22.6	0.57%		0.94%	0.58%	0.93%	22%
13.34	17.00%	23.1	0.70%		0.80%	0.71%	0.80%	42%
11.85	3.22%	17.3	0.75%		0.46%	0.76%	0.45%	8%
11.79	33.71%	31.7	0.54%		0.68%	0.55%	0.67%	13%
8.91	(17.68)%	20.8	0.28%		0.89%	0.57%	0.60%	22%
11.23	6.23%	24.3	0.20%		0.84%	0.88%	0.16%	21%

(e)	For the period from May 1, 2004, to October 31, 2004.
(f)	Since fund inception, July 17, 2001.
(g)	Since fund inception, June 30, 2005.
(h)	Expense ratio is negative because the adviser has agreed, through at least February 28, 2007, to reimburse certain expenses associated with operating the Fund.

91

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	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD(a)

		Income from Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(b)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Return of Capital
PARTNER INTERNATIONAL STOCK FUND
Class I Shares
Year Ended 10/31/2006	$10.77	$0.20	$ 2.40	$ 2.60	$(0.18)	$—	$—
Year Ended 10/31/2005	9.23	0.07	1.48	1.55	(0.01)	—	—
Year Ended 10/31/2004	8.31	(0.02)	1.07	1.05	(0.13)	—	—
Year Ended 10/31/2003	6.85	0.09	1.37	1.46	—	—	—
Year Ended 10/31/2002	7.95	0.05	(1.15)	(1.10)	—	—	—

LARGE CAP GROWTH FUND
Class I Shares
Year Ended 10/31/2006	5.20	0.04	0.44	0.48	(0.03)	—	—
Year Ended 10/31/2005	4.69	0.02	0.50	0.52	(0.01)	—	—
Year Ended 10/31/2004	4.51	0.08	0.13	0.21	(0.03)	—	—
Year Ended 10/31/2003	3.69	0.04	0.78	0.82	—	—	—
Year Ended 10/31/2002	4.63	(0.01)	(0.93)	(0.94)	—	—	—

LARGE CAP VALUE FUND
Class I Shares
Year Ended 10/31/2006	14.60	0.25	2.59	2.84	(0.25)	(0.21)	—
Year Ended 10/31/2005	13.20	0.17	1.32	1.49	(0.09)	—	—
Year Ended 10/31/2004	11.92	0.34	1.28	1.62	(0.34)	—	—
Year Ended 10/31/2003	10.15	0.16	1.74	1.90	(0.13)	—	—
Year Ended 10/31/2002	12.28	0.11	(2.12)	(2.01)	(0.12)	—	—

LARGE CAP STOCK FUND
Class I Shares
Year Ended 10/31/2006	26.13	0.33	2.95	3.28	(0.29)	(0.28)	—
Year Ended 10/31/2005	24.06	0.33	1.95	2.28	(0.21)	—	—
Period Ended 10/31/2004(e)	29.24	0.07	0.24	0.31	(0.05)	(5.44)	—
Year Ended 4/30/2004	25.46	0.23	3.77	4.00	(0.22)	—	—
Year Ended 4/30/2003	29.90	0.21	(4.47)	(4.26)	(0.18)	—	—
Year Ended 4/30/2002	34.88	0.18	(4.88)	(4.70)	(0.20)	(0.08)	—

LARGE CAP INDEX FUND—I
Class I Shares
Year Ended 10/31/2006	8.29	0.14	1.15	1.29	(0.12)	—	—
Year Ended 10/31/2005	7.76	0.13	0.52	0.65	(0.12)	—	—
Period Ended 10/31/2004(e)	7.55	0.05	0.16	0.21	—	—	—
Year Ended 4/30/2004	6.31	0.15	1.24	1.39	(0.15)	—	—
Year Ended 4/30/2003	7.38	0.08	(1.07)	(0.99)	(0.08)	—	—
Year Ended 4/30/2002	8.56	0.05	(1.18)	(1.13)	(0.05)	—	—

REAL ESTATE SECURITIES FUND
Class I Shares
Year Ended 12/31/2006	10.42	0.31	3.29	3.60	(0.32)	(0.31)	(0.04)
Period Ended 12/31/2005(f)	10.00	0.12	0.49	0.61	(0.13)	(0.04)	(0.02)

(a)	All per share amounts have been rounded to the nearest cent.
(b)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.

92

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RATIOS/SUPPLEMENTAL DATA
				Ratio to Average Net Assets(d)		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly(d)
Total Distributions	Net Asset Value, End of Period	Total Return(c)	Net Assets End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$(0.18)	$13.19	24.40%	$204.2	0.71%	1.74%	0.72%	1.73%	50%
(0.01)	10.77	16.82%	61.1	0.76%	1.48%	0.77%	1.47%	43%
(0.13)	9.23	12.69%	13.1	1.08%	0.95%	1.18%	0.85%	126%
—	8.31	21.22%	10.3	1.24%	0.96%	1.49%	0.71%	27%
—	6.85	(13.76)%	13.2	1.16%	0.60%	1.39%	0.37%	22%

(0.03)	5.65	9.21%	204.8	0.03%	0.97%	0.84%	0.16%	138%
(0.01)	5.20	11.01%	31.3	0.07%	1.21%	0.89%	0.39%	106%
(0.03)	4.69	4.65%	8.9	(0.26)%	1.12%	0.90%	(0.04)%	100%
—	4.51	22.02%	3.1	0.03%	0.96%	1.24%	(0.25)%	111%
—	3.69	(20.17)%	4.6	0.62%	0.24%	1.27%	(0.41)%	59%

(0.46)	16.98	19.92%	163.9	0.50%	1.72%	0.52%	1.70%	45%
(0.09)	14.60	11.29%	48.1	0.51%	1.60%	0.53%	1.59%	53%
(0.34)	13.20	13.71%	19.8	0.33%	1.59%	0.61%	1.31%	51%
(0.13)	11.92	18.99%	3.1	0.21%	1.77%	1.09%	0.89%	64%
(0.12)	10.15	(16.51)%	4.1	0.50%	1.35%	1.15%	0.70%	109%

(0.57)	28.84	12.72%	245.7	0.56%	1.31%	0.56%	1.31%	67%
(0.21)	26.13	9.47%	146.0	0.55%	1.33%	0.56%	1.33%	46%
(5.49)	24.06	1.50%	112.3	0.57%	0.65%	0.57%	0.65%	43%
(0.22)	29.24	15.76%	84.9	0.57%	0.82%	0.57%	0.82%	22%
(0.18)	25.46	(14.24)%	68.2	0.55%	0.85%	0.55%	0.85%	5%
(0.28)	29.90	(13.53)%	65.9	0.55%	0.56%	0.55%	0.56%	3%

(0.12)	9.46	15.69%	32.6	0.52%	1.50%	0.52%	1.49%	14%
(0.12)	8.29	8.39%	31.5	0.50%	1.61%	0.51%	1.61%	11%
—	7.76	2.78%	29.4	0.54%	1.19%	0.55%	1.18%	4%
(0.15)	7.55	22.00%	28.7	0.54%	1.21%	0.55%	1.20%	27%
(0.08)	6.31	(13.36)%	62.1	0.24%	1.55%	0.36%	1.43%	23%
(0.05)	7.38	(13.22)%	63.0	0.20%	1.17%	0.49%	0.88%	3%

(0.67)	13.35	34.96%	47.3	0.00%	2.51%	1.06%	1.45%	70%
(0.19)	10.42	6.11%	14.9	0.31%	3.34%	1.61%	2.04%	16%

(c)	Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.
(d)	Computed on an annualized basis for periods less than one year.
(e)	For the period from May 1, 2004, to October 31, 2004.

93

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	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD(a)

		Income from Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(b)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions
BALANCED FUND
Class I Shares
Year Ended 10/31/2006	$12.17	$0.27	$ 1.08	$ 1.35	$(0.27)	$(0.32)	$(0.59)
Year Ended 10/31/2005	11.80	0.26	0.56	0.82	(0.27)	(0.18)	(0.45)
Period Ended 10/31/2004(e)	11.64	0.12	0.17	0.29	(0.13)	—	(0.13)
Year Ended 4/30/2004	10.74	0.22	0.93	1.15	(0.25)	—	(0.25)
Year Ended 4/30/2003	11.51	0.21	(0.73)	(0.52)	(0.25)	—	(0.25)
Year Ended 4/30/2002	12.39	0.30	(0.86)	(0.56)	(0.32)	—	(0.32)

HIGH YIELD FUND
Class I Shares
Year Ended 10/31/2006	5.03	0.41	0.06	0.47	(0.41)	—	(0.41)
Year Ended 10/31/2005	5.24	0.41	(0.21)	0.20	(0.41)	—	(0.41)
Year Ended 10/31/2004	5.07	0.42	0.16	0.58	(0.41)	—	(0.41)
Year Ended 10/31/2003	4.23	0.42	0.83	1.25	(0.41)	—	(0.41)
Year Ended 10/31/2002	5.22	0.55	(1.01)	(0.46)	(0.53)	—	(0.53)

DIVERSIFIED INCOME PLUS FUND
Class I Shares
Year Ended 10/31/2006	6.41	0.45	0.30	0.75	(0.46)	—	(0.46)
Year Ended 10/31/2005	6.71	0.49	(0.27)	0.22	(0.52)	—	(0.52)
Period Ended 10/31/2004(e)	6.54	0.24	0.18	0.42	(0.25)	—	(0.25)
Year Ended 4/30/2004	6.27	0.48	0.29	0.77	(0.50)	—	(0.50)
Year Ended 4/30/2003	6.19	0.51	0.09	0.60	(0.52)	—	(0.52)
Year Ended 4/30/2002	6.76	0.56	(0.57)	(0.01)	(0.56)	—	(0.56)

MUNICIPAL BOND FUND
Class I Shares
Year Ended 10/31/2006	11.31	0.54	0.08	0.62	(0.54)	—	(0.54)
Year Ended 10/31/2005	11.55	0.53	(0.24)	0.29	(0.53)	—	(0.53)
Year Ended 10/31/2004	11.53	0.53	0.11	0.64	(0.56)	(0.06)	(0.62)
Year Ended 10/31/2003	11.61	0.58	(0.05)	0.53	(0.60)	(0.01)	(0.61)
Year Ended 10/31/2002	11.58	0.57	0.01	0.58	(0.55)	—	(0.55)

INCOME FUND
Class I Shares
Year Ended 10/31/2006	8.55	0.44	0.03	0.47	(0.44)	—	(0.44)
Year Ended 10/31/2005	8.85	0.40	(0.29)	0.11	(0.41)	—	(0.41)
Year Ended 10/31/2004	8.75	0.39	0.10	0.49	(0.39)	—	(0.39)
Year Ended 10/31/2003	8.34	0.37	0.43	0.80	(0.39)	—	(0.39)
Year Ended 10/31/2002	8.71	0.44	(0.39)	0.05	(0.42)	—	(0.42)

CORE BOND FUND
Class I Shares
Year Ended 10/31/2006	9.90	0.48	0.02	0.50	(0.49)	—	(0.49)
Year Ended 10/31/2005	10.27	0.43	(0.34)	0.09	(0.46)	—	(0.46)
Period Ended 10/31/2004(e)	10.15	0.22	0.15	0.37	(0.24)	(0.01)	(0.25)
Year Ended 4/30/2004	10.31	0.44	(0.11)	0.33	(0.49)	—	(0.49)
Year Ended 4/30/2003	9.82	0.46	0.52	0.98	(0.49)	—	(0.49)
Year Ended 4/30/2002	9.80	0.60	0.02	0.62	(0.60)	—	(0.60)

(a)	All per share amounts have been rounded to the nearest cent.
(b)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.

94

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Financial Highlights – continued

RATIOS / SUPPLEMENTAL DATA
			Ratio to Average Net Assets(d)		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly(d)
Net Asset Value, End of Period	Total Return(c)	Net Assets End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$12.93	11.41%	$ 86.3	0.61%	2.13%	0.63%	2.12%	215%
12.17	7.07%	98.4	0.59%	2.11%	0.62%	2.09%	231%
11.80	2.47%	108.5	0.60%	1.97%	0.61%	1.96%	114%
11.64	10.75%	111.2	0.59%	1.96%	0.60%	1.95%	194%
10.74	(4.45)%	107.8	0.56%	2.26%	0.57%	2.25%	69%
11.51	(4.65)%	3.7	0.58%	2.60%	0.62%	2.56%	76%

5.09	9.63%	82.3	0.45%	8.07%	0.46%	8.06%	63%
5.03	3.97%	15.2	0.46%	7.88%	0.47%	7.87%	54%
5.24	11.98%	10.1	0.49%	8.21%	0.60%	8.10%	73%
5.07	30.57%	10.8	0.57%	9.15%	0.69%	9.03%	96%
4.23	(9.60)%	10.9	0.69%	10.83%	0.69%	10.83%	77%

6.70	12.29%	5.8	0.54%	6.84%	0.72%	6.66%	170%
6.41	3.36%	4.3	0.50%	7.42%	0.67%	7.25%	57%
6.71	6.56%	4.3	0.61%	7.28%	0.68%	7.21%	55%
6.54	12.56%	3.8	0.67%	7.41%	0.67%	7.41%	91%
6.27	10.88%	3.3	0.67%	8.98%	0.67%	8.98%	103%
6.19	0.05%	2.7	0.68%	8.73%	0.68%	8.73%	72%

11.39	5.59%	12.2	0.49%	4.75%	0.49%	4.75%	14%
11.31	2.56%	8.4	0.48%	4.64%	0.48%	4.64%	8%
11.55	5.70%	5.1	0.44%	4.83%	0.52%	4.75%	12%
11.53	4.67%	2.6	0.44%	4.90%	0.56%	4.78%	6%
11.61	5.08%	3.2	0.57%	4.85%	0.57%	4.85%	13%

8.58	5.68%	167.0	0.40%	5.30%	0.41%	5.29%	303%
8.55	1.22%	46.7	0.40%	4.64%	0.41%	4.62%	245%
8.85	5.94%	29.0	0.43%	4.43%	0.54%	4.32%	203%
8.75	9.49%	25.2	0.47%	4.28%	0.60%	4.15%	312%
8.34	0.65%	40.1	0.55%	5.15%	0.60%	5.10%	170%

9.91	5.20%	49.0	0.51%	4.86%	0.53%	4.85%	394%
9.90	0.84%	52.9	0.49%	4.17%	0.51%	4.15%	368%
10.27	3.69%	36.3	0.50%	4.25%	0.51%	4.24%	167%
10.15	3.25%	34.5	0.49%	4.26%	0.50%	4.25%	463%
10.31	10.20%	29.2	0.47%	4.57%	0.48%	4.56%	149%
9.82	6.42%	22.9	0.39%	5.93%	0.46%	5.86%	160%

(c)	Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.
(d)	Computed on an annualized basis for periods less than one year.
(e)	For the period from May 1, 2004, to October 31, 2004.

95

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Financial Highlights – continued

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

		Income from Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions
LIMITED MATURITY BOND FUND
Class I Shares
Year Ended 10/31/2006	$12.58	$0.56	$—	$ 0.56	$(0.56)	$—	$(0.56)
Year Ended 10/31/2005	12.91	0.47	(0.30)	0.17	(0.47)	(0.03)	(0.50)
Year Ended 10/31/2004	13.05	0.39	(0.02)	0.37	(0.39)	(0.12)	(0.51)
Year Ended 10/31/2003	12.74	0.40	0.31	0.71	(0.40)	—	(0.40)
Year Ended 10/31/2002	13.14	0.50	(0.15)	0.35	(0.50)	(0.25)	(0.75)

MONEY MARKET FUND
Class I Shares
Year Ended 10/31/2006	1.00	0.04	—	0.04	(0.04)	—	(0.04)
Year Ended 10/31/2005	1.00	0.03	—	0.03	(0.03)	—	(0.03)
Period Ended 10/31/2004(d)	1.00	0.005	—	0.005	(0.005)	—	(0.005)
Year Ended 4/30/2004	1.00	0.01	—	0.01	(0.01)	—	(0.01)
Year Ended 4/30/2003	1.00	0.01	—	0.01	(0.01)	—	(0.01)
Year Ended 4/30/2002	1.00	0.03	—	0.03	(0.03)	—	(0.03)

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b)	Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.

96

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Financial Highlights – continued

RATIOS / SUPPLEMENTAL DATA
			Ratio to Average Net Assets(c)		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly(c)
Net Asset Value, End of Period	Total Return(b)	Net Assets End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$12.58	4.55%	$148.3	0.38%	4.58%	0.39%	4.57%	145%
12.58	1.36%	37.4	0.41%	3.78%	0.42%	3.77%	295%
12.91	2.90%	9.8	0.45%	3.01%	0.57%	2.89%	230%
13.05	5.62%	14.7	0.46%	3.07%	0.64%	2.89%	297%
12.74	2.77%	14.0	0.42%	3.89%	0.72%	3.59%	288%

1.00	4.59%	341.1	0.39%	4.51%	0.49%	4.42%	N/A
1.00	2.56%	283.1	0.40%	2.56%	0.50%	2.46%	N/A
1.00	0.47%	245.7	0.47%	1.05%	0.54%	0.98%	N/A
1.00	0.59%	114.6	0.56%	0.59%	0.56%	0.59%	N/A
1.00	1.17%	91.4	0.48%	1.18%	0.53%	1.13%	N/A
1.00	2.54%	117.8	0.46%	2.45%	0.54%	2.37%	N/A

(c)	Computed on an annualized basis for periods less than one year.
(d)	For the period from May 1, 2004 to October 31, 2004.

97

Thrivent Mutual Funds

By Internet:
www.thrivent.com

By Express Mail:
Thrivent Mutual Funds
330 West 9th Street
Kansas City, Missouri 64105

The Statement of Additional Information, which is incorporated by reference into this Prospectus, contains additional information about the Funds. Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the performance of each of the Funds during its last fiscal year. You may request a free copy of the Statement of Additional Information, the annual report or the semiannual report, or you may make additional requests or inquiries by calling 1-800-847-4836. You also may review and copy information about the Funds (including the Statement of Additional Information) at the Public Reference Room of the Securities and Exchange Commission in Washington, DC. You may get more information about the Public Reference Room by calling 1-202-942-8090. You also may get information about the Funds on the EDGAR data base at the SEC Web site (www.sec.gov), and copies of the information may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102, or by sending an e-mail to: publicinfo@sec.gov.

1940 Act File No. 811-5075

Thrivent Investment Management®

625 Fourth Ave. S., Minneapolis, MN 55415-1665
www.thrivent.com • e-mail: mail@thrivent.com • 800-THRIVENT (800-847-4836)

22039PR R2-07

Thrivent Aggressive Allocation Fund

Thrivent Moderately Aggressive Allocation Fund

Thrivent Moderate Allocation Fund

Thrivent Moderately Conservative Allocation Fund

Thrivent Technology Fund

Thrivent Partner Small Cap Growth Fund

Thrivent Partner Small Cap Value Fund

Thrivent Small Cap Stock Fund

Thrivent Small Cap Index Fund

Thrivent Mid Cap Growth Fund

Thrivent Partner Mid Cap Value Fund

Thrivent Mid Cap Stock Fund

Thrivent Mid Cap Index Fund

Thrivent Mid Cap Index Fund-I

Thrivent Partner International Stock Fund

Thrivent Large Cap Growth Fund

Thrivent Large Cap Value Fund

Thrivent Large Cap Stock Fund

Thrivent Large Cap Index Fund

Thrivent Large Cap Index Fund-I

Thrivent Real Estate Securities Fund

Thrivent Balanced Fund

Thrivent High Yield Fund

Thrivent Diversified Income Plus Fund

Thrivent Municipal Bond Fund

Thrivent Income Fund

Thrivent Core Bond Fund

Thrivent Limited Maturity Bond Fund

Thrivent Money Market Fund

Series of

Thrivent Mutual Funds

Statement of Additional Information

Dated February 28, 2007

Each of the above-referenced mutual funds (each a “Fund” and collectively the “Funds”) are series of Thrivent Mutual Funds (the “Trust”). Class A and B shares of the Funds are offered through a combined prospectus and Institutional Class shares are offered through a separate prospectus. Each such prospectus is referred to hereinafter as a “Prospectus”. This Statement of Additional Information (“SAI”) is not a prospectus, but should be read in conjunction with the Prospectus dated February 28, 2007, for the applicable class of the above-referenced series of the Trust. The Reports of the Independent Registered Public Accounting Firm and financial statements included in the Annual Reports for the Trust for the fiscal year ended October 31, 2006 (for all series except Thrivent Real Estate Securities Fund and Thrivent Diversified Income Plus Fund and December 31, 2006 (for Thrivent Real Estate Securities Fund and Thrivent Diversified Income Plus Fund), are separate reports furnished with this Statement of Additional Information and are incorporated herein by reference. To receive a copy of the Prospectus or the Annual Reports, write to Thrivent Mutual Funds, 625 Fourth Avenue South, Minneapolis, Minnesota 55415 or call toll-free (800) THRIVENT (847-4836).

GENERAL INFORMATION ABOUT THE TRUST

The Trust was organized as a Massachusetts Business Trust on March 10, 1987, and is registered as an open-end management investment company under the Investment Company Act of 1940 (“1940 Act”). The Trust is authorized to issue shares of beneficial interest, par value $.01 per share, divisible into an indefinite number of different series and classes and operates as a “series company” as provided by Rule 18f-2 under the 1940 Act. The Trust commenced operations on July 16, 1987, and currently consists of 29 series (each a “Fund” and collectively the “Funds”). Each Fund other than the Thrivent Allocation Funds, as defined below, is diversified. Prior to April 22, 2004, the Trust’s name was The AAL Mutual Funds.

On July 16, 2004, The Lutheran Brotherhood Family of Funds (the “LB Funds”) (an open-end investment company consisting of eleven series) merged with the Trust. The accounting and performance history of Thrivent Mid Cap Growth Fund, Thrivent Partner International Stock Fund, Thrivent Large Cap Growth Fund, Thrivent Large Cap Value Fund, Thrivent High Yield Fund, Thrivent Municipal Bond Fund, Thrivent Income Fund, and Thrivent Limited Maturity Bond Fund reflect the accounting and performance history of the predecessor series of the LB Funds. Effective at the close of business on October 15, 2004, the Funds discontinued the sale of Class B shares, although existing Class B shareholders may continue to exchange Class B shares of one Fund for Class B shares of another Fund. The following table provides the inception date and the available classes of shares of the Funds described in this SAI.

Fund Name	Class A Inception Date	Class B Inception Date	Institutional Class Inception Date
Thrivent Aggressive Allocation Fund	6/30/05	N/A	6/30/05
Thrivent Moderately Aggressive Allocation Fund	6/30/05	N/A	6/30/05
Thrivent Moderate Allocation Fund	6/30/05	N/A	6/30/05
Thrivent Moderately Conservative Allocation Fund	6/30/05	N/A	6/30/05
Thrivent Technology Fund	7/01/00	7/01/00	7/01/00
Thrivent Partner Small Cap Growth Fund	6/30/05	N/A	6/30/05
Thrivent Partner Small Cap Value Fund	7/17/01	7/17/01	7/17/01
Thrivent Small Cap Stock Fund	7/01/96	1/08/97	12/29/97
Thrivent Small Cap Index Fund	7/01/00	N/A	N/A
Thrivent Mid Cap Growth Fund	5/30/97	10/31/97	10/31/97
Thrivent Partner Mid Cap Value Fund	6/30/05	N/A	6/30/05
Thrivent Mid Cap Stock Fund	6/30/93	1/08/97	12/29/97
Thrivent Mid Cap Index Fund	7/01/00	N/A	N/A
Thrivent Mid Cap Index Fund-I	N/A	N/A	12/31/99
Thrivent Partner International Stock Fund	9/5/95	10/31/97	10/31/97
Thrivent Large Cap Growth Fund	10/29/99	10/29/99	10/29/99
Thrivent Large Cap Value Fund	10/29/99	10/29/99	10/29/99
Thrivent Large Cap Stock Fund	7/16/87	1/08/97	12/29/97
Thrivent Large Cap Index Fund	7/01/00	N/A	N/A
Thrivent Large Cap Index Fund-I	N/A	N/A	12/31/99
Thrivent Real Estate Securities Fund	6/30/05	N/A	6/30/05
Thrivent Balanced Fund	12/29/97	12/29/97	12/29/97
Thrivent High Yield Fund	4/3/87	10/31/97	10/31/97
Thrivent Diversified Income Plus Fund	1/08/97	1/08/97	12/29/97
Thrivent Municipal Bond Fund	12/3/76	10/31/97	10/31/97
Thrivent Income Fund	6/1/72	10/31/97	10/31/97
Thrivent Core Bond Fund	7/16/87	1/08/97	12/29/97
Thrivent Limited Maturity Bond Fund	10/29/99	10/29/99	10/29/99
Thrivent Money Market Fund	3/10/88	1/08/97	12/29/97

The Declaration of Trust provides that each shareholder shall be deemed to have agreed to be bound by its terms. A vote of shareholders and the Board of Trustees may amend the Declaration of Trust. The Trust may issue an unlimited number of shares in one or more series as the Board of Trustees may authorize.

Each class is subject to such investment minimums and other conditions as set forth in the Trust’s prospectuses as from time to time is in effect. Differences in expenses among classes are described in the Trust’s Amended and Restated Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940. Class A, Class B and Institutional Class shares pay the expenses associated with their different distribution arrangements. Each class may, at the Trustees’ discretion, also pay a different share of other expenses, not including advisory or custodial fees or other expenses related to the management of the Trust’s assets, if these expenses are actually incurred in a different amount by that class, or if the class receives services of a different kind or to a different degree than the other class. All other expenses will be allocated to each class on the basis of the net asset value of the particular Fund.

Each class of shares has identical voting rights except that each class has exclusive voting rights on any matter submitted to shareholders relating solely to the class or where the interests of one class differ from the interests of the other class. Class A and Class B shares have exclusive voting rights on matters involving the Rule 12b-1 Distribution Plan as applied to that class. Matters submitted to shareholder vote must be approved by each Fund separately except:

1.	when required otherwise by the 1940 Act; or

2.	when the Trustees determine that the matter does not affect all Funds; then, only the shareholders of the affected Funds may vote.

Shares are freely transferable, and holders thereof are entitled to receive dividends declared by the Trustees, and receive the assets of their respective Fund in the event of liquidation. The Trust generally holds shareholder meetings only when required by law or at the written request of shareholders owning at least 10% of the Trust’s outstanding shares. Shareholders may remove the Trustees from office by votes cast in person or by proxy at a shareholder meeting.

At the request of shareholders holding 10% or more of the outstanding shares of the Trust, the Trust will hold a special meeting for the purpose of considering the removal of a Trustee(s) from office, and the Trust will cooperate with and assist shareholders of record who notify the Trust that they wish to communicate with other shareholders for the purpose of obtaining signatures to request such a meeting, all pursuant to and in accordance with Section 16(c) of the 1940 Act, as amended.

Under Massachusetts law, shareholders of a business trust may be held personally liable, under certain circumstances, for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder, Trustee and/or officer liability for acts performed on behalf of the Trust or for Trust obligations that are binding only on the assets and property of the Trust. The Funds include this disclaimer in each agreement, obligation, or contract entered into or executed by the Trust or the Board. The Declaration of Trust provides for indemnification out of the Trust’s assets for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. The risk of a shareholder incurring financial loss on account of shareholder liability is remote because it is limited to circumstances where the Trust itself is unable to meets its obligations.

INVESTMENT POLICIES AND RESTRICTIONS

Additional Investment Practices

In addition to those practices stated in the Prospectuses, various Funds may purchase the following securities or may engage in the following transactions. Each of these investment practices are non-principal investment strategies except as otherwise noted.

Investments of Thrivent Allocation Funds

Each of the Thrivent Aggressive Allocation Fund, Thrivent Moderately Aggressive Allocation Fund, Thrivent Moderate Allocation Fund and Thrivent Moderately Conservative Allocation Fund (each, a “Thrivent Allocation Fund” and collectively, the “Thrivent Allocation Funds”) is a “fund of funds,” meaning that it seeks to achieve its investment objective by investing primarily in other series of the Trust. Each of the Thrivent Allocation funds may also invest in (i) Government Securities and Short-Term Paper (as such terms are defined in the 1940 Act), (ii) unaffiliated mutual funds or other unaffiliated investment companies, to the extent permitted under Section 12(d)(1) of the 1940 Act, and (iii) other securities, as permitted by Rule 12d1-2 under the 1940 Act.

None of the Thrivent Allocation Funds is “diversified” within the meaning of the 1940 Act because each intends to invest primarily in shares of other series of the Trust. A mutual fund is diversified if at least 75% of the value of its total assets is represented by Government Securities (as defined in the 1940 Act), cash and cash items, securities of other investment companies and other securities, excluding investments of more than 5% of the fund’s total assets in any one issuer and investments representing more than 10% of the outstanding voting securities of any one issuer.

Other Securities

Thrivent Technology Fund, Thrivent Partner Small Cap Growth Fund, Thrivent Partner Small Cap Value Fund, Thrivent Small Cap Stock Fund, Thrivent Mid Cap Growth Fund, Thrivent Partner Mid Cap Value Fund, Thrivent Mid Cap Stock Fund, Thrivent Partner International Stock Fund, Thrivent Large Cap Growth Fund, Thrivent Large Cap Value Fund, Thrivent Large Cap Stock Fund, Thrivent Real Estate Securities Fund, and, to the extent set forth above, Thrivent Allocation Funds may invest in other types of securities, including bonds, preferred stocks, convertible bonds, convertible preferred stocks, warrants, American Depository Receipts (ADRs), and other debt or equity securities. In addition, each of these Funds may invest in U.S. Government securities or cash.

Thrivent Technology Fund, Thrivent Partner Small Cap Growth Fund, Thrivent Partner Small Cap Value Fund, Thrivent Small Cap Stock Fund, Thrivent Mid Cap Growth Fund, Thrivent Mid Cap Stock Fund, Thrivent Partner Mid Cap Value Fund, Thrivent Partner International Stock Fund, Thrivent Large Cap Growth Fund, Thrivent Large Cap Value Fund, Thrivent Large Cap Stock Fund, and Thrivent Real Estate Securities Fund will not use any minimum level of credit quality. Debt obligations may be rated less than investment grade, which is defined as having a quality rating below “Baa”, as rated by Moody’s Investors Service, Inc. (“Moody’s”), or below “BBB”, as rated by Standard & Poor’s Corporation (“S&P”). For a description of Moody’s and S&P’s ratings, see “Description of Debt Ratings”.  Securities rated below investment grade (sometimes referred to as “high yield” or “junk bonds”) are considered to be speculative and involve certain risks, including a higher risk of default and greater sensitivity to economic changes.

Thrivent High Yield Fund, Thrivent Diversified Income Plus Fund, Thrivent Income Fund, Thrivent Core Bond Fund, and Thrivent Limited Maturity Bond Fund also may invest in common stocks, warrants to purchase stocks, bonds or preferred stocks convertible into common stock, and other equity securities.

Thrivent Municipal Bond Fund does not generally intend to purchase any securities that would cause 25% or more of the value of its total assets to be invested in the securities of governmental subdivisions located in any one state, territory or possession of the United States. The Fund may invest 25% or more of the value of its total assets in industrial development bonds. The Fund also may invest up to 25% of its total assets in securities issued in connection with the financing of projects with similar characteristics, such as toll road revenue bonds, housing revenue bonds or electric power project revenue bonds, or in industrial development revenue bonds which are based, directly or indirectly, on the credit of private entities in any one industry. Thrivent Municipal Bond Fund may invest up to 5% of its assets in high yield securities.

Bank Instruments

Thrivent Money Market Fund may invest in bank instruments as part of its principal strategy, including, but not limited to, certificates of deposit, bankers’ acceptances and time deposits. Certificates of deposit are generally short-term (i.e., less than one year), interest-bearing negotiable certificates issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. A banker’s acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). A banker’s acceptance may be obtained from a domestic or foreign bank including an U.S. branch or agency of a foreign bank. The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity. Time deposits are non-negotiable deposits for a fixed period of time at a stated interest rate.

U.S. branches of foreign banks are offices of foreign banks and are not separately incorporated entities. They are chartered and regulated under federal or state law. U.S. federal branches of foreign banks are chartered and regulated by the Comptroller of the Currency, while state branches and agencies are chartered and regulated by authorities of the respective state or the District of Columbia. U.S. branches of foreign banks may accept deposits and thus are eligible for FDIC insurance; however, not all such branches elect FDIC insurance. U.S. branches of foreign banks can maintain credit balances, which are funds received by the office incidental to or arising out of the exercise of their banking powers and can exercise other commercial functions, such as lending activities.

Investing in foreign branches of U.S. banks and U.S. branches of foreign banks may involve risks. These risks may include future unfavorable political and economic developments, possible withholding or confiscatory taxes, seizure of foreign deposits, currency controls, interest limitations and other governmental restrictions that might affect payment of principal or interest, and possible difficulties pursuing or enforcing claims against banks located outside the U.S. Additionally, foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or other regulatory requirements and practices comparable to U.S. issuers, and there may be less public information available about foreign banks and their branches and agencies.

Repurchase Agreements

Each Fund may engage in repurchase agreement transactions in pursuit of its investment objective. A repurchase agreement consists of a purchase and a simultaneous agreement to resell an investment for later delivery at an agreed upon price and rate of interest. The Fund must take possession of collateral either directly or through a third-party custodian. If the original seller of a security subject to a repurchase agreement fails to repurchase the security at the agreed upon time, the Fund could incur a loss due to a drop in the market value of the security during the time it takes the Fund to either sell the security or take action to enforce the original seller’s agreement to repurchase the security. Also, if a defaulting original seller filed for bankruptcy or became insolvent, disposition of such security might be delayed by pending court action. The Fund may only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers that are found by the Funds’ investment adviser, Thrivent Asset Management, LLC (“Thrivent Asset Mgt.” or the “Adviser”), (or a subadviser) to be creditworthy. The Thrivent Money Market Fund may enter into repurchase agreements that are collateralized by equity securities, high-yield bonds and other non-traditional forms of collateral provided that the repurchase agreement is an eligible security under Rule 2a-7.

Restricted Securities

The Funds may buy or sell restricted securities, including securities that meet the requirements of Rule 144A under the Securities Act of 1933 (“Rule 144A Securities”). Rule 144A Securities may be resold pursuant to Rule 144A under certain circumstances only to qualified institutional buyers as defined in the rule. Rule 144A Securities may be deemed to be liquid as determined by or in accordance with methods adopted by the Trustees. Under such methods the following factors are considered, among others: the frequency of trades and quotes for the security, the number of dealers and potential purchasers in the market, market making activity, and the nature of the security and marketplace trades. Investments in Rule 144A Securities could have the effect of increasing the level of a Fund’s illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such securities. Also, a Fund may be adversely impacted by the subjective valuation of such securities in the absence of an active market for them. Restricted securities that are not resalable under Rule 144A may be subject to risks of illiquidity and subjective valuations to a greater degree than Rule 144A securities. None of the Funds will invest more than 15% of its net assets in illiquid securities (10% in the case of Thrivent Money Market Fund).

Reverse Repurchase Agreements

Each Fund also may enter into reverse repurchase agreements, which are similar to borrowing cash. A reverse repurchase agreement is a transaction in which the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker or dealer, in return for a percentage of the instrument’s market value in cash, with an agreement that at a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous. However, the ability to enter into reverse repurchase agreements does not assure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

The Funds will engage in reverse repurchase agreements that are not in excess of 60 days to maturity and will do so to avoid borrowing cash and not for the purpose of investment leverage or to speculate on interest rate changes. When effecting reverse repurchase agreements, assets of the Fund in a dollar amount sufficient to make payment of the obligations to be purchased are segregated on the Fund’s records at the trade date and maintained until the transaction is settled.

When-Issued and Delayed Delivery Transactions

Each Fund may purchase securities on a when-issued and delayed delivery basis. When-issued and delayed delivery transactions arise when U.S. Government obligations and other types of securities are bought by the Fund with payment and delivery taking place in the future. The settlement dates of these transactions, which may be a month or more after entering into the transaction, are determined by mutual agreement of the parties. There are no fees or other expenses associated with these types of transactions other than normal transaction costs.

To the extent a Fund engages in when-issued and delayed delivery transactions, it will do so for the purpose of acquiring portfolio instruments consistent with its investment objective and policies and not for the purpose of investment leverage. On the settlement date, the value of such instruments may be less than the cost thereof. When effecting when-issued and delayed delivery transactions, a Fund will maintain liquid securities, cash, or cash equivalents of a dollar amount sufficient to make payment for the obligations to be purchased until the transaction has been settled.

Dollar Roll Transactions

The Funds may enter into dollar roll transactions with respect to securities issued or to be issued by the Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation in which the Funds sell mortgage securities and simultaneously agree to repurchase similar (same type, coupon and maturity) securities at a later date at an agreed upon price. During the period between the sale and repurchase, the Funds forgo principal and interest paid on the mortgage securities sold. The Funds are compensated by the interest earned on the cash proceeds of the initial sale and from negotiated fees paid by brokers offered as an inducement to the Funds to “roll over” their purchase commitments. While the dollar roll transactions may result in higher transaction costs or higher taxes for the Funds, the adviser believes that the benefits of investing in such a program will outweigh the potential for such increased costs.

Collateralized Mortgage Obligations and Multi-Class Pass-Through Securities

The principal strategies of Thrivent Balanced Fund, Thrivent Income Fund, Thrivent Core Bond Fund, and Thrivent Limited Maturity Bond Fund include investing in mortgage-backed securities, including collateralized mortgage obligations (“CMOs”) and Multi-Class Pass-Through Securities (“MCPTS”), and the other Funds may invest in such instruments as a non-principal strategy. CMOs and MCPTS are debt instruments issued by special purpose entities secured by pools of mortgage loans or other mortgage-backed securities. MCPTS are interests in a trust composed of mortgage loans or other mortgage-backed securities. Payments of principal and interest on the underlying collateral provide the money to pay debt service on the CMO or make scheduled distributions on the multi-class pass-through security. MCPTS, CMOs, and classes thereof (including those discussed below) are examples of the types of financial instruments commonly referred to as “derivatives.”

A CMO contains a series of bonds or certificates issued in multiple classes. Each CMO class (referred to as “tranche”) has a specified coupon rate and stated maturity or final distribution date. When people start prepaying the principal on the collateral underlying a CMO (such as mortgages underlying a CMO), some classes may retire substantially earlier than the stated maturity or final distribution dates. The issuer structures a CMO to pay or accrue interest on all classes on a monthly, quarterly or semi-annual basis. The issuer may allocate the principal and interest on the underlying mortgages among the classes in many ways. In a common structure, the issuer applies the principal payments on the underlying mortgages to the classes according to scheduled cash flow priorities.

There are many classes of CMOs. Interest only classes (“IOs”) entitle the class shareholders to receive distributions consisting solely or primarily of all or a portion of the interest in an underlying pool of mortgages or mortgage-backed securities (mortgage assets). Principal only classes (“POs”) entitle the class shareholders to receive distributions consisting solely or primarily of all or a portion of the underlying pool of mortgage assets. In addition, there are “inverse floaters,” which have coupon rates that move in the reverse direction to an applicable index, and accrual (or Z) bonds (described below).

Inverse floating CMO classes are typically more volatile than fixed or adjustable rate CMO classes. We would only invest in inverse floating CMOs to protect against a reduction in the income earned on investments due to a predicted decline in interest rates. In the event interest rates increased, we would lose money on investments in inverse floating CMO classes. An interest rate increase would cause the coupon rate on an inverse CMO class to decrease.

Cash flow and yields on IO and PO classes are extremely sensitive to principal payment rates (including prepayments) on the underlying mortgage loans or mortgage-backed securities. For example, rapid or slow principal payment rates may adversely affect the yield to maturity of IO or PO bonds, respectively. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the holder of an IO bond may incur a complete loss in value due to the lost interest stream even if the IO bond has a AAA rating. If the underlying mortgage assets experience slower than anticipated prepayments of principal, the PO bond will incur substantial losses in value due to lost prepayments. Rapid or slow principal payment rates may cause IO and PO bond holders to incur substantially more losses in market value than if they had invested in traditional mortgage-backed securities. On the other hand, if interest rates rise, the value of an IO might increase and partially offset other bond value declines in a Fund’s portfolio. If interest rates fall, the value of a PO might increase offsetting lower reinvestment rates in a Fund’s portfolio.

An accrual or Z bondholder does not receive cash payments until one or more of the other classes have received their full payments on the mortgage loans underlying the CMO. During the period when the Z bondholders do not receive cash payments, interest accrues on the Z class at a stated rate. The accrued interest is added to the amount of principal due to the Z class. After the other classes have received their payments in full, the Z class begins receiving cash payments until it receives its full amount of principal (including the accrued interest added to the principal amount) and interest at the stated rate.

Generally, the date when cash payments begin on the Z class depends on the prepayment rate of the mortgage loans underlying the CMO. A faster prepayment rate results in an earlier commencement of cash payments on the Z class. Like a zero coupon bond, during its accrual period the Z class has the advantage of eliminating the risk of reinvesting interest payments at lower rates during a period of declining interest rates. Like a zero coupon bond, the market value of a Z class bond fluctuates more widely with changes in interest rates than would the market value of a bond from a class that pays interest currently. Changing interest rates influence prepayment rates. As noted above, such changes in prepayment rates affect the date at which cash payments begin on a Z tranche, which in turn influences its market value.

Senior Loans (All Funds except Thrivent Money Market Fund)

The Funds may invest in senior loans. Senior loans hold the most senior position in the capital structure of a business entity, are typically secured with specific collateral and have a claim on the general assets of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. The proceeds of senior loans primarily are used to finance leveraged buyouts, recapitalizations, mergers, acquisitions, stock repurchases, and, to a lesser extent, to finance internal growth and for other corporate purposes. Senior loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates generally are LIBOR, the prime rate offered by one or more major United States banks or the certificate of deposit rate or other base lending rates used by commercial lenders.

Senior loans may not be rated by a rating organization, will not be registered with the SEC or any state securities commission and generally will not be listed or traded on any national securities exchange. Therefore, the amount of public information available about senior loans will be limited, and the performance of investments in senior loans will be more dependent on the analytical abilities of the Adviser than would be the case for investments in more widely-rated, registered or exchange-listed or traded securities. In evaluating the creditworthiness of borrowers, the Adviser will consider, and may rely in part, on analyses performed by others. Moreover, certain senior loans will be subject to contractual restrictions on resale and, therefore, will be illiquid.

Structured Securities

The Funds may invest in structured securities. The issuer of a structured security links the security’s coupon, dividend or redemption amount at maturity to some sort of financial indicator. Such financial indicators can include currencies, interest rates, commodities and indexes. The coupon, dividend and/or redemption amount at maturity may increase or decrease depending on the value of the linked or underlying instrument.

Investments in structured securities involve certain risks. In addition to the normal credit and interest rate risks inherent with a debt security, the redemption amount may increase or decrease as a result of price changes in the underlying instrument. Depending on how the issuer links the coupon and/or dividend to the underlying instrument, the amount of the dividend may be reduced to zero. Any further declines in the value of the underlying instrument may then reduce the redemption amount at maturity. Structured securities may have more volatility than the price of the underlying instrument.

The Thrivent Municipal Bond Fund may invest in derivative variable rate municipal securities such as inverse floaters whose rates vary inversely with changes in market rates of interest or range floaters or capped floaters whose rates are subject to periodic or lifetime caps. Derivative variable rate securities may pay a rate of interest determined by applying a multiple to the variable rate. The extent of increases and decreases in the value of derivative variable rate securities in response to changes in market rates of interest generally will be larger than comparable changes in the value of an equal principal amount of a fixed rate municipal security having similar credit quality, redemption provisions and maturity.

Variable Rate Demand Notes

The Funds may purchase variable rate master demand notes. Variable rate master demand notes are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. The extent to which the Funds can purchase these securities is subject to Rule 2a-7 under the 1940 Act. These notes are normally not traded, and there is no secondary market for the notes. However, a Fund may demand payment of the principal for such Fund at any time. The Funds’ purchases of variable rate master demand notes are limited to those: (1) rated in one of the two highest rating categories by a NRSRO; or (2) that have been issued by an issuer that has received a rating from the requisite NRSRO in the top two categories with respect to a class of short-term debt obligations that is comparable in priority and security with the instrument. If an issuer of a variable rate master demand note defaulted on its payment obligation, a Fund might not be able to dispose of the note due to the absence of a secondary market. A Fund might suffer a loss to the extent of the default. The Funds only invest in variable rate master demand notes when they deem them to involve minimal credit risk.

Lending Securities (All Funds except Thrivent Money Market Fund)

Consistent with applicable regulatory requirements, each of the Funds may from time to time lend the securities it holds to broker-dealers, provided that such loans are made pursuant to written agreements and are continuously secured by collateral in the form of cash, U.S. Government securities, irrevocable standby letters of credit or other liquid securities in an amount at all times equal to at least 102% of the market value of the loaned securities plus the accrued interest and dividends. In electing to engage in securities lending for a Fund, the Adviser will take into account the investment objective and principal strategies of the Fund. For the period during which the securities are on loan, the lending Fund will be entitled to receive the interest and dividends, or amounts equivalent thereto, on the loaned securities and a fee from the borrower or interest on the investment of the cash collateral. The right to terminate the loan will be given to either party subject to appropriate notice. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities.

The primary risk in lending securities is that the borrower may become insolvent on a day on which the loaned security is rapidly increasing in value. In such event, if the borrower fails to return the loaned security, the existing collateral might be insufficient to purchase back the full amount of the security loaned, and the borrower would be unable to furnish additional collateral. The borrower would be liable for any shortage, but the lending Fund would be an unsecured creditor with respect to such shortage and might not be able to recover all or any portion thereof. However, this risk may be minimized by carefully selecting borrowers and securities to be lent and by monitoring collateral.

No Fund may lend any security or make any other loan if, as a result, more than one-third of its total assets would be lent to other parties.

Put and Call Options (All Funds except Thrivent Money Market Fund)

As described below, each of the Funds may invest in options on another security, an index, a currency, or a futures contract. If the option is described as “covered,” the applicable Fund holds the security underlying the option or the right to obtain it at no additional cost. If the option is not covered, the Fund will earmark cash or liquid securities as collateral. When a Fund sells put options, the collateral must be equal to the purchase obligation of the Fund, less any amount maintained as margin. When a Fund sells a call option, collateral must be equal to the market value of the instruments underlying the call options less any amount maintained as margin.

Selling (“Writing”) Covered Call Options:  The Funds may from time to time sell (“write”) covered call options on any portion of their portfolios as a hedge to provide partial protection against adverse movements in prices of securities in those Funds and, subject to the limitations described below, for the non-hedging purpose of attempting to create additional income. A call option gives the buyer of the option, upon payment of a premium, the right to call upon the writer to deliver a specified amount of a security on or before a fixed date at a predetermined (“strike”) price. As the writer of a call option, a Fund assumes the obligation to deliver the underlying security to the holder of the option on demand at the strike price. This obligation is held by the Fund until either the option expires or a closing transaction is made.

If the price of a security hedged by a call option falls below or remains below the strike price of the option, a Fund will generally not be called upon to deliver the security. A Fund will, however, retain the premium received for the option as additional income, offsetting all or part of any decline in the value of the security. If the price of a hedged security rises above or remains above the strike price of the option, the Fund will generally be called upon to deliver the security. In this event, a Fund limits its potential gain by limiting the value it can receive from the security to the strike price of the option plus the option premium.

Buying Call Options:  The Funds may also from time to time purchase call options on securities in which those Funds may invest. As the holder of a call option, a Fund has the right (but not the obligation) to purchase the underlying security or currency at the exercise price at any time during the option period (American style) or at the expiration of the option (European style). A Fund generally will purchase such options as a hedge to provide protection against adverse movements in the prices of securities that the Fund intends to purchase. In purchasing a call option, a Fund would realize a gain if, during the option period, the price of the underlying security increased by more than the amount of the premium paid. A Fund would realize a loss equal to all or a portion of the premium paid if the price of the underlying security decreased, remained the same, or did not increase by more than the premium paid.

Selling Put Options:  The Funds may from time to time sell (“write”) covered put options if the put option is part of a combined position (see “Combined Position Option” below). As the writer of a put option, the Fund assumes the obligation to pay a predetermined (“strike”) price for the option’s underlying security if the holder of the option chooses to exercise it. Until the option expires or a closing transaction is made, the Fund must continue to be prepared to pay the strike price, regardless of price movements in the underlying security.

If the price of the underlying security remains the same or rises above the strike price, the Fund generally will not be called upon to purchase the security. The Fund will, however, retain the premium received for the option as additional income. If the price of the underlying security falls below the strike price, the Fund may be called upon to purchase the security at the strike price.

Buying Put Options:  The Funds may from time to time purchase put options on any portion of their portfolios. A put option gives the buyer of the option, upon payment of a premium, the right (but not the obligation) to deliver a specified amount of a security to the writer of the option on or before a fixed date at a predetermined (“strike”) price. A Fund generally will purchase such options as a hedge to provide protection against adverse movements in the prices of securities in the Fund. In purchasing a put option, a Fund would realize a gain if, during the option period, the price of the security declined by an amount in excess of the premium paid. A Fund would realize a loss equal to all or a portion of the premium paid if the price of the security increased, remained the same, or did not decrease by more than the premium paid.

Options on Foreign Currencies:  The Funds may also write covered call options and purchase put and call options on foreign currencies as a hedge against changes in prevailing levels of currency exchange rates.

Index Options:  The Funds may also purchase and sell call options and put options on stock and bond indices. Options on securities indices are similar to options on a security except that, upon the exercise of an option on a securities index, settlement is made in cash rather than in specific securities.

Combined Position Options:  The Funds may purchase and sell options in combination with each other or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, the Funds may engage in “straddle” and “spread” transactions. A “straddle” is established by buying both a call and a put option on the same underlying security, each with the same exercise price and expiration date. A “spread” is a combination of two or more call options or put options on the same security with differing exercise prices or times to maturity. The particular strategies employed by a Fund will depend on the Adviser’s or subadviser’s perception of anticipated market movements.

Negotiated Transactions:  The Funds will generally purchase and sell options traded on a national securities or options exchange. Where options are not readily available on such exchanges, a Fund may purchase and sell options in negotiated transactions. A Fund effects negotiated transactions only with investment dealers and other financial institutions deemed creditworthy by its Adviser or subadviser. Despite the Adviser’s or subadviser’s best efforts to enter into negotiated options transactions with only creditworthy parties, there is always a risk that the opposite party to the transaction may default in its obligation to either purchase or sell the underlying security at the agreed upon time and price, resulting in a possible loss by the Fund. This risk is described more completely in the section of this Statement of Additional Information entitled, “Risks of Transactions in Options and Futures”.

Options written or purchased by a Fund in negotiated transactions are illiquid and there is no assurance that a Fund will be able to effect a closing purchase or closing sale transaction at a time when the Adviser or subadviser believes it would be advantageous to do so. In the event the Fund is unable to effect a closing transaction with the holder of a call option written by the Fund, the Fund may not sell the security underlying the option until the call written by the Fund expires or is exercised.

Closing Transactions:  The Funds may dispose of options that they have written by entering into “closing purchase transactions.” Those Funds may dispose of options that they have purchased by entering into “closing sale transactions.” A closing transaction terminates the rights of a holder, or the obligation of a writer, of an option and does not result in the ownership of an option.

A Fund realizes a profit from a closing purchase transaction if the premium paid to close the option is less than the premium received by the Fund from writing the option. The Fund realizes a loss if the premium paid is more than the premium received. The Fund may not enter into a closing purchase transaction with respect to an option it has written after it has been notified of the exercise of such option.

A Fund realizes a profit from a closing sale transaction if the premium received to close out the option is more than the premium paid for the option. A Fund realizes a loss if the premium received is less than the premium paid.

Financial Futures and Options on Futures (All Funds except Thrivent Money Market Fund)

Selling Futures Contracts:  The Funds may sell financial futures contracts (“futures contracts”) as a hedge against adverse movements in the prices of securities in those Funds. Such contracts may involve futures on items such as U.S. Government Treasury bonds, notes and bills; mortgage-backed securities; corporate and municipal bonds; stock and indices of any of the foregoing. A futures contract sale creates an obligation for the Fund, as seller, to deliver the specific type of instrument called for in the contract (or cash) at a specified future time for a specified price. In selling a futures contract, the Fund would realize a gain on the contract if, during the contract period, the price of the securities underlying the futures contract decreased. Such a gain would be expected to approximately offset the decrease in value of the same or similar securities in the Fund. The Fund would realize a loss if the price of the securities underlying the contract increased. Such a loss would be expected to approximately offset the increase in value of the same or similar securities in the Fund.

Futures contracts have been designed by and are traded on boards of trade that have been designated “contract markets” by the Commodity Futures Trading Commission (“CFTC”). These boards of trade, through their clearing corporations, guarantee performance of the contracts. Although the terms of some financial futures contracts specify actual delivery or receipt of securities, in most instances these contracts are closed out before the settlement due date without the making or taking of delivery of the securities. Other financial futures contracts, such as futures contracts on a securities index, by their terms call for cash settlements. The closing out of a futures contract is effected by entering into an offsetting purchase or sale transaction.

When a Fund sells a futures contract, or a call option on a futures contract, it is required to make payments to the commodities broker which are called “margin” by commodities exchanges and brokers.

The payment of “margin” in these transactions is different than purchasing securities “on margin”. In purchasing securities “on margin” an investor pays part of the purchase price in cash and receives an extension of credit from the broker, in the form of a loan secured by the securities, for the unpaid balance. There are two categories of “margin” involved in these transactions: initial margin and variation margin. Initial margin does not represent a loan between a Fund and its broker, but rather is a “good faith deposit” by a Fund to secure its obligations under a futures contract or an option. Each day during the term of certain futures transactions, a Fund will receive or pay “variation margin” equal to the daily change in the value of the position held by the Fund.

Buying Futures Contracts:  The Funds may purchase financial futures contracts as a hedge against adverse movements in the prices of securities they intend to purchase. The Funds may buy and sell futures contracts for a number of reasons, including: (1) to manage their exposure to changes in securities prices and foreign currencies as an efficient means of adjusting their overall exposure to certain markets in an effort to enhance income; and (2) to protect the value of portfolio securities.

A futures contract purchase creates an obligation by a Fund, as buyer, to take delivery of the specific type of instrument called for in the contract (or cash) at a specified future time for a specified price. In purchasing a futures contract, a Fund would realize a gain if, during the contract period, the price of the securities underlying the futures contract increased. Such a gain would approximately offset the increase in cost of the same or similar securities that a Fund intends to purchase. A Fund would realize a loss if the price of the securities underlying the contract decreased. Such a loss would approximately offset the decrease in cost of the same or similar securities that a Fund intends to purchase.

Options on Futures Contracts:  The Funds may also sell (“write”) and purchase covered call and put options on futures contracts in connection with the above strategies. An option on a futures contract gives the buyer of the option, in return for the premium paid for the option, the right to assume a position in the underlying futures contract (a long position if the option is a call and a short position if the option is a put). The writing of a call option on a futures contract constitutes a partial hedge against declining prices of securities underlying the futures contract to the extent of the premium received for the option. The purchase of a put option on a futures contract constitutes a hedge against price declines below the exercise price of the option and net of the premium paid for the option. The purchase of a call option constitutes a hedge, net of the premium, against an increase in cost of securities that a Fund intends to purchase.

Currency Futures Contracts and Options:  The Funds may also sell and purchase currency futures contracts (or options thereon) as a hedge against changes in prevailing levels of currency exchange rates. Such contracts may be traded on U.S. or foreign exchanges. The Fund will not use such contracts or options for leveraging purposes.

Limitations:  The Funds may engage in futures transactions, and transactions involving options on futures, only on regulated commodity exchanges or boards of trade. A Fund will not enter into a futures contract or purchase or sell related options if immediately thereafter the sum of the amount of initial margin deposits on the

Fund’s existing futures and related options positions and premiums paid for options with respect to futures and options used for non-hedging purposes would exceed 5% of the market value of the Fund’s total assets. In addition, in instances involving the purchase of futures contracts or call options thereon, a Fund will maintain liquid securities, cash, or cash equivalents in an amount equal to the market value of such contracts.

Swap Transactions (All Funds except Thrivent Money Market Fund)

The Funds may enter into swap transactions, including, but not limited to, credit default, total return and interest rate swap agreements, and may purchase or sell caps, floors and collars. A swap transaction involves swapping one or more investment characteristics of a security or a basket of securities with another party. A credit default swap is an agreement between two parties to exchange the credit risk of a particular issuer or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay an agreed upon amount to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. A total return swap is an agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset plus any capital gains and losses over the payment period. The underlying asset is typically an index, loan or a basket of assets. Total return swaps provide the Funds with the additional flexibility of gaining exposure to a market or securities index by using the most cost-effective vehicle available. An interest rate swap involves the exchange by a Fund with another party of their respective commitments to pay or receive interest. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the party selling the interest rate floor. An interest rate collar combines the elements of purchasing a cap and selling a floor. The collar protects against an interest rate rise above the maximum amount but foregoes the benefit of an interest rate decline below the minimum amount.

Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swaps generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swaps generally is limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the other party to a swap defaulting, the net amount of payments that the Fund is contractually entitled to receive. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Hybrid Investments (All Funds except Thrivent Money Market Fund)

As part of their investment program and to maintain greater flexibility, the Funds may invest in hybrid instruments (a potentially high-risk derivative) which have the characteristics of futures, options and securities. Such instruments may take a variety of forms, such as debt instruments with interest or principal payments determined by reference to the value of a currency, security index or commodity at a future point in time. The risks of such investments would reflect both the risks of investing in futures, options, currencies and securities, including volatility and illiquidity. Under certain conditions, the redemption value of a hybrid instrument could be zero.

In addition, because the purchase and sale of hybrid instruments could take place in an over-the-counter market or in a private transaction between a Fund and the seller of the hybrid instrument, the creditworthiness of the counterparty to the transaction would be a risk factor which a Fund would have to consider. Hybrid instruments also may not be subject to regulation of the Commodities Futures Trading Commission (“CFTC”), which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

Risks of Transactions in Options and Futures

There are certain risks involved in the use of futures contracts, options on securities and securities index options, and options on futures contracts, as hedging devices. There is a risk that the movement in the prices of the index or instrument underlying an option or futures contract may not correlate perfectly with the movement in the prices of the assets being hedged. The lack of correlation could render a Fund’s hedging strategy unsuccessful and could result in losses. The loss from investing in futures transactions is potentially unlimited.

There is a risk that Thrivent Asset Mgt. or a subadviser could be incorrect in their expectations about the direction or extent of market factors such as interest rate movements. In such a case, a Fund would have been better off without the hedge. In addition, while the principal purpose of hedging is to limit the effects of adverse market movements, the attendant expense may cause a Fund’s return to be less than if hedging had not taken place. The overall effectiveness of hedging, therefore, depends on the expense of hedging and Thrivent Asset Mgt.’s or a subadviser’s accuracy in predicting the future market factors, such as changes in interest rate levels and securities price movements.

A Fund will generally purchase and sell options traded on a national securities or options exchange. Where options are not readily available on such exchanges, a Fund may purchase and sell options in negotiated transactions. When a Fund uses negotiated options transactions, it will seek to enter into such transactions involving only those options and futures contracts for which there appears to be an active secondary market.

There is, nonetheless, no assurance that a liquid secondary market, such as an exchange or board of trade, will exist for any particular option or futures contract at any particular time. If a futures market were to become unavailable, in the event of an adverse movement, a Fund would be required to continue to make daily cash payments of maintenance margin if it could not close a futures position. If an options market were to become unavailable and a closing transaction could not be entered into, an option holder would be able to realize profits or limit losses only by exercising an option, and an option writer would remain obligated until exercise or expiration.

In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a Fund to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a Fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a Fund’s access to other assets held to cover its options or futures positions could also be impaired.

When conducting negotiated options transactions there is a risk that the opposite party to the transaction may default in its obligation to either purchase or sell the underlying security at the agreed upon time and price. In the event of such a default, a Fund could lose all or part of the benefit it would otherwise have realized from the transaction, including the ability to sell securities it holds at a price above the current market price or to purchase a security from another party at a price below the current market price.

Finally, if a broker or clearing member of an options or futures clearing corporation were to become insolvent, a Fund could experience delays and might not be able to trade or exercise options or futures purchased through that broker or clearing member. In addition, a Fund could have some or all of its positions closed out without its consent. If substantial and widespread, these insolvencies could ultimately impair the ability of the clearing corporations themselves.

Foreign Futures and Options

Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the National Futures Association nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs.

For these reasons, customers who trade foreign futures or foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC’s regulations and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the Commission and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. In particular, funds received from customers for foreign futures or foreign options transactions may not be provided the same protections as funds received in respect of transactions on United States futures exchanges.

In addition, the price of any foreign futures or foreign options contract and, therefore, the potential profit and loss thereon may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised.

Short Sales Against the Box (All Funds except Thrivent Money Market Fund)

The Funds may effect short sales, but only if such transactions are short sale transactions known as short sales “against the box”. A short sale is a transaction in which a Fund sells a security it does not own by borrowing it from a broker, and consequently becomes obligated to replace that security. A short sale against the box is a short sale where a Fund owns the security sold short or has an immediate and unconditional right to acquire that security without additional cash consideration upon conversion, exercise or exchange of options with respect to securities held in its portfolio. The effect of selling a security short against the box is to insulate that security against any future gain or loss.

Foreign Currency Exchange-Related Securities and Foreign Currency Transactions

Foreign Currency Warrants.  Foreign currency warrants are warrants which entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars). The cash amount is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time.

Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk that, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese Yen or German Deutschmark. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered and may be listed on exchanges.

Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined. During this time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised.

The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently. This would result in the loss of any remaining “time value” of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were “out-of-the-money,” in a total loss of the purchase price of the warrants.

Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation (“OCC”). Unlike foreign currency options issued by OCC, the terms of foreign currency warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets.

The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies.

Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

Foreign Currency Transactions.  A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties at a price set at the time of the contract. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

A Fund may enter into forward contracts for a variety of purposes in connection with the management of the foreign securities portion of its portfolio. A Fund’s use of such contracts would include, but not be limited to, the following:

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When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to “lock in” the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transactions, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

•

When a Fund determines that one currency may experience a substantial movement against another currency, including the U.S. dollar, a Fund may enter into a forward contract to sell or buy the amount of the former foreign currency, approximating the value of some or all of a Fund’s portfolio securities denominated in such foreign currency.

Alternatively, where appropriate, a Fund may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currency or currencies act as an effective proxy for other currencies. In such a case, a Fund may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in a Fund.

The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

Under normal circumstances, currency risk will be considered when deciding whether to buy or sell a security and as part of the overall diversification strategies. However, Thrivent Asset Mgt. or a subadviser have the flexibility to enter into such forward contracts when it determines that the best interests of the Fund will be served.

A Fund may enter into forward contracts for any other purpose consistent with the Fund’s investment objective and program. However, a Fund will not enter into a forward contract, or maintain exposure to any such contract(s), if the amount of foreign currency required to be delivered thereunder would exceed the Fund’s holdings of cash or liquid securities available for cover of the forward contract(s), or other suitable cover as permitted by the SEC. In determining the amount to be delivered under a contract, the Fund may net offsetting positions.

At the maturity of a forward contract, a Fund may sell the portfolio security and make delivery of the foreign currency, or it may retain the security and either extend the maturity of the forward contract (by “rolling” that contract forward) or may initiate a new forward contract.

If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If a Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between a Fund’s entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent of the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

A Fund’s dealing in forward foreign currency exchange contracts will generally be limited to the transactions described above. However, the Funds reserve the right to enter into forward foreign currency contracts for different purposes and under different circumstances. Of course, the Funds are not required to enter into forward contracts with regard to foreign currency-denominated securities and will not do so unless deemed appropriate. It also should be realized that this method of hedging against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange at a future date. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain that might result from an increase in the value of that currency.

Although a Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and there are costs associated with currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the “spread”) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer.

Principal Exchange Rate Linked Securities.  Principal exchange rate linked securities are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time. The return on “standard” principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar. “Reverse”

principal exchange rate linked securities are like the “standard” securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency.

Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market).

Principal exchange rate linked securities may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

Performance Indexed Paper.  Performance indexed paper is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on performance indexed paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation. Generally, the guaranteed minimum rate of return is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper. In addition, both the minimum and maximum rates of return on the investment generally correspond to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

Other Investment Companies

Each Fund may invest in securities of other investment companies, including shares of closed-end investment companies, unit investment trusts, and open-end investment companies, which represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses which would result in the Fund paying its proportionate share. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market. None of the Funds will invest in other investment companies for the purpose of gaining control of the investment company. The extent to which a Fund can invest in other investment companies is limited by federal securities laws.

Exchange Traded Funds (ETFs)

ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track a particular market index. Each Fund could purchase shares in an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning shares in an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

Passive Foreign Investment Companies (All Funds except Thrivent Money Market Fund)

Each Fund may purchase the securities of certain foreign investment funds or trusts called passive foreign investment companies. Such trusts have been the only or primary way to invest in certain countries. In addition to bearing their proportionate share of the trust’s expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of such trusts. Capital gains on the sale of such holdings are considered ordinary income regardless of how long the Funds hold their investments.

In addition, the Funds may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders.

To avoid such tax and interest, the Funds intend to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time; deductions for losses are allowable only to the extent of any gains resulting from these deemed sales for prior taxable years. Such gains and losses will be treated as ordinary income. The Funds will be required to distribute any resulting income even though it has not sold the security and received cash to pay such distributions.

Disclosure of Portfolio Holdings

The Trust has adopted, on behalf of the Funds, policies and procedures relating to disclosure of the Funds’ portfolio securities. These policies and procedures are designed to allow disclosure of portfolio holdings information where necessary to the operation of the Funds or useful to the Funds’ shareholders without compromising the integrity or performance of the Funds. Except when there are legitimate business purposes for selective disclosure and other conditions (designed to protect the Funds and their shareholders) are met, the Funds do not provide or permit others to provide information about a Fund’s portfolio holdings on a selective basis.

Before any non-public disclosure of information about a Fund’s portfolio holdings is permitted, however, the Trust’s Chief Compliance Officer or a designated attorney in Thrivent Financial’s Securities Law Department must determine that the Fund has a legitimate business purpose for providing the portfolio holdings information, that the disclosure is in the best interests of the Fund’s shareholders, and that the recipient agrees or has a duty to keep the information confidential and agrees not to trade directly or indirectly based on the information or to use the information to form a specific recommendation about whether to invest in the Fund or any other security. Accordingly, all of the persons with whom an arrangement is made for non-public disclosure will have satisfied the aforementioned requirements. Under no circumstances may the Trust, Thrivent Asset Mgt. or their affiliates receive any consideration or compensation for disclosing the information.

The Funds include portfolio holdings information as required in regulatory filings and shareholder reports, disclose portfolio holdings information as required by federal or state securities laws and may disclose portfolio holdings information in response to requests by governmental authorities. In addition, Thrivent Financial may post portfolio holdings information on its website (www.thrivent.com). For each portfolio security, the posted information includes its name, the number of shares held by a Fund, the market value of the Fund’s holdings, and the percentage of the Fund’s assets represented by each industry sector. The day after portfolio holdings information is publicly available on the website, it may be mailed, e-mailed or otherwise transmitted to any person.

Thrivent Asset Mgt. may distribute or authorize the distribution of information about a Fund’s portfolio holdings that is not publicly available, on the website or otherwise, to its employees and affiliates that provide services to the Fund. Thrivent Asset Mgt. may also distribute or authorize distribution of information about a Fund’s portfolio holdings that is not publicly available to the Fund’s service providers who require access to the information in order to fulfill their contractual duties relating to the Funds, including the custodian, fund accountant, transfer agent, auditor, proxy voting service provider, pricing service, securities lending agent, subadvisers, publisher, printer and mailing agent, or to facilitate the review of the Funds by rating agencies. In addition, the Fund may provide early disclosure of portfolio holdings information to third-party consultants advising qualified plans or the Adviser. A Fund may also disclose portfolio holdings information to broker/dealers and certain other entities in order to assist the Fund with potential transactions and management of the Fund.

In accordance with these policies and procedures, the Funds have ongoing arrangements to provide the Funds’ portfolio holding information to their custodian and securities lending agent at the end of each day, to

Lipper, Bloomberg, Vickers Stock Research Corporation, Thompson Financial, Standard & Poor’s and the Funds’ subadvisers (limited to the portion of the portfolios managed by the subadviser) on a monthly basis one day after the end of the month, to Morningstar, Inc. on a monthly basis 60 days after the end of the month, and to Callan Associates on a quarterly basis one day after the end of the quarter.

As part of the annual review of the compliance policies and procedures of the Funds, the Chief Compliance Officer will discuss the operation and effectiveness of this policy and any changes to the Policy that have been made or recommended with the Board.

Investment Limitations

The fundamental investment restrictions for the Funds are set forth below. These fundamental investment restrictions may not be changed by a Fund except by the affirmative vote of a majority of the outstanding voting securities of that Fund as defined in the 1940 Act. (Under the 1940 Act, a “vote of the majority of the outstanding voting securities” means the vote, at a meeting of security holders duly called, (i) of 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (ii) of more than 50% of the outstanding voting securities, whichever is less (a “1940 Act Majority Vote”).) Under these restrictions, with respect to each Fund:

1.	None of the Funds may borrow money, except that a Fund may borrow money (through the issuance of debt securities or otherwise) in an amount not exceeding one-third of the Fund’s total assets immediately after the time of such borrowing.

2.	None of the Funds may issue senior securities, except as permitted under the 1940 Act or any exemptive order or rule issued by the Securities and Exchange Commission.

3.	None of the Funds will, with respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements fully collateralized by U.S. Government securities and other investment companies) if (a) such purchase would, at the time, cause more than 5% of the Fund’s total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund. This restriction does not apply to the Thrivent Allocation Funds, which are “non-diversified” within the meaning of the 1940 Act.

4.	None of the Funds may buy or sell real estate, except that any Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, and (iv) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

5.	None of the Funds may purchase or sell commodities or commodity contracts, except that any Fund may purchase and sell derivatives (including but not limited to options, futures contracts and options on futures contracts) whose value is tied to the value of a financial index or a financial instrument or other asset (including, but not limited to, securities indexes, interest rates, securities, currencies and physical commodities).

6.	None of the Funds may make loans, except that any Fund may (i) lend portfolio securities, (ii) enter into repurchase agreements, (iii) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers’ acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities, and (iv) participate in an interfund lending program with other registered investment companies.

7.	None of the Funds will underwrite the securities of other issuers, except where the Fund may be deemed to be an underwriter for purposes of certain federal securities laws in connection with the disposition of portfolio securities; with investments in other investment companies; and with loans that a Fund may make pursuant to its fundamental investment restriction on lending.

8.	None of the Funds will purchase a security if, after giving effect to the purchase, more than 25% of its total assets would be invested in the securities of one or more issuers conducting their principal business activities in the same industry, except that this restriction does not apply to Government Securities (as such term is defined in the 1940 Act). This restriction does not apply to the Thrivent Allocation Funds, which primarily invest in other Funds of the Trust that could be considered to be in the same industry. In addition, with respect to the Thrivent Money Market Fund, this restriction does not apply to instruments issued by domestic banks.

The following nonfundamental investment restriction may be changed without shareholder approval. Under this restriction:

1.	None of the Funds will purchase any security while borrowings, including reverse repurchase agreements, representing more than 5% of the Fund’s total assets are outstanding. The Funds intend to limit borrowings to amounts borrowed from a bank, reverse repurchase agreements (insofar as they are considered borrowings), or an interfund lending agreement.

2.	The fundamental investment restriction with respect to industry concentration (number 8 above) will be applied pursuant to SEC policy at 25% (instead of “more than 25%”) of a Fund’s total assets.

3.	The fundamental investment restriction with respect to diversification (number 3 above) will be applied so securities issued by U.S. Government agencies, instrumentalities, or authorities will be eligible for the exception only if those securities qualify as a “Government Security” under the 1940 Act.

4.	The exception for exemptive orders in the fundamental investment restriction with respect to senior securities (number 2 above) will be applied only for exemptive orders issued to the Funds.

The Trust has applied for an exemptive order from the SEC which would allow the Funds to engage in an interfund lending program. In an interfund lending arrangement, the Funds directly lend to and borrow money from each other for temporary purposes. This arrangement allows the borrowing Funds to borrow at a lower interest rate than banks offer, allows lending Funds to earn extra income, and reduces the need for bank lines of credit. Section 17(a) of the 1940 Act makes it unlawful for an affiliated person of a registered investment company, and underwriter, or a promoter (or any affiliated person thereof), acting as principal, to engage in “self-dealing,” i.e., knowingly sell any security (other than securities the buyer or seller issues) or other property to the company or to buy any security (other than securities the investment company issues) or other property from the company. Because an interfund lending arrangement raises issues under Section 17(a), along with other sections of the 1940 Act, its use requires an order for exemptive relief from the Securities and Exchange Commission. The Funds’ interfund lending arrangement is designed to ensure that each Fund has an equal opportunity to borrow and lend on equal terms consistent with its investment policies and limitations.

Section 18(g) of the 1940 Act defines a “senior security” as any bond, debenture, note, or similar obligation constituting a security and evidencing indebtedness. Section 18(f)(1) of the 1940 Act prohibits an open-end investment company from issuing senior securities but permits borrowings from a bank if immediately after the borrowing there is asset coverage of at least 300% and provided further that, in the event that such asset coverage falls below 300%, the investment company will, within 3 days (not including Sundays and holidays), reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%. The SEC staff has taken the position that a fund may engage in certain leveraged transactions, such as short sales and financial futures contracts, without violating Section 18(f)(1) if it segregates fund assets.

Each of the Funds, other than the Thrivent Allocation Funds, has adopted a non-fundamental policy that prohibits it from acquiring any securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act. This policy is required as a condition for the ability of the Thrivent Allocation Funds to invest in other Funds of the Trust.

MANAGEMENT OF THE FUNDS

Board of Trustees and Executive Officers

The Board of Trustees is responsible for the management and supervision of the Funds’ business affairs and for exercising all powers except those reserved to the shareholders. Each Trustee oversees each of 29 series of the Trust and also serves as:

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Director of Thrivent Series Fund, Inc., a registered investment company consisting of 31 Portfolios that serve as underlying funds for variable contracts issued by Thrivent Financial for Lutherans (“Thrivent Financial”) and Thrivent Life Insurance Company (“TLIC”) and investment options in the retirement plan offered by Thrivent Financial.

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Trustee of Thrivent Financial Securities Lending Trust, a registered investment company consisting of one Portfolio that serves as a cash collateral fund for a securities lending program sponsored by Thrivent Financial.

Interested Trustee (1)

Name, Address and Age	Position with Trust and Length of Service (2)	Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation During the Past 5 Years	Other Directorships Held by Trustee
Pamela J. Moret 625 Fourth Avenue South Minneapolis, MN Age 51	President since 2002 and Trustee since 2004	61	Executive Vice President, Marketing and Products, Thrivent Financial since 2002; Senior Vice President, Products, American Express Financial Advisors from 2000 to 2001	Director, Banta Corporation; Director, Minnesota Public Radio

Independent Trustees (3)

Name, Address and Age	Position with Trust and Length of Service (2)	Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation During the Past 5 Years	Other Directorships Held by Trustee
F. Gregory Campbell 625 Fourth Avenue South Minneapolis, MN Age 67	Trustee since 1992	61	President, Carthage College	Director, National Association of Independent Colleges and Universities; Director, Johnson Family Funds, Inc., an investment company consisting of four portfolios; Director, Kenosha Hospital and Medical Center Board; Director, Prairie School Board; Director, United Health Systems Board

Name, Address and Age	Position with Trust and Length of Service (2)	Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation During the Past 5 Years	Other Directorships Held by Trustee
Herbert F. Eggerding, Jr. 625 Fourth Avenue South Minneapolis, MN Age 69	Lead Trustee since 2003	61	Management consultant to several privately owned companies	None

Noel K. Estenson 625 Fourth Avenue South Minneapolis, MN Age 68	Trustee since 2004	61	Retired	None

Richard L. Gady 625 Fourth Avenue South Minneapolis, MN Age 63	Trustee since 1987	61	Retired; previously Vice President, Public Affairs and Chief Economist, ConAgra, Inc. (agribusiness)	Director, International Agricultural Marketing Association

Richard A. Hauser 625 Fourth Avenue South Minneapolis, MN Age 63	Trustee since 2004	61	President, National Legal Center for the Public Interest since 2004; General Counsel U.S. Department of Housing and Urban Development from 2001 to 2004; Partner, Baker & Hosteller, from 1986 to 2001	Director, The Washington Hospital Center

Connie M. Levi 625 Fourth Avenue South Minneapolis, MN Age 67	Trustee since 2004	61	Retired	None

Edward W. Smeds 625 Fourth Avenue South Minneapolis, MN Age 71	Chairman and Trustee since 1999	61	Retired	Chairman of Carthage College Board

Douglas D. Sims 625 Fourth Avenue South Minneapolis, MN Age 60	Trustee since 2006	61	Retired; previously Chief Executive Officer of CoBank from 1994 to June 30, 2006	Director, Keystone Neighborhood Company; Director, Center for Corporate Excellence

Executive Officers

Name, Address and Age	Position with Trust and Length of Service (2)	Principal Occupation During the Past 5 Years
Pamela J. Moret 625 Fourth Avenue South Minneapolis, MN Age 51	President since 2002	Executive Vice President, Marketing and Products, Thrivent Financial since 2002; Senior Vice President, Products, American Express Financial Advisors from 2000 to 2001

David S. Royal 625 Fourth Avenue South Minneapolis, MN Age 35	Secretary and Chief Legal Officer since 2006	Vice President — Asset Management, Thrivent Financial since 2006; Partner, Kirkland & Ellis LLP from April 2004 to June 2006; Associate, Skadden, Arps, Slate, Meagher & Flom LLP from 1997 to 2004

Katie S. Kloster 625 Fourth Avenue South Minneapolis, MN Age 42	Vice President Investment Company and Investment Adviser Chief Compliance Officer since 2004	Vice President and IC and IA Chief Compliance Officer, Thrivent Financial since 2004; previously Vice President and Comptroller of Thrivent Financial

Name, Address and Age	Position with Trust and Length of Service (2)	Principal Occupation During the Past 5 Years
Gerard V. Vaillancourt 625 Fourth Avenue South Minneapolis, MN Age 39	Treasurer and Principal Financial Officer since 2005	Vice President, Mutual Fund Accounting since 2006; Head of Mutual Fund Accounting, Thrivent Financial from 2005 to 2006; Director, Fund Accounting Administration, Thrivent Financial from 2002 to 2005; Manager — Portfolio Compliance, Lutheran Brotherhood from 2001 to 2002; Manager — Fund Accounting, Minnesota Life from 2000 to 2001

Russell W. Swansen 625 Fourth Avenue South Minneapolis, MN Age 49	Vice President since 2004	Senior Vice President and Chief Investment Officer, Thrivent Financial since 2004; Managing Director, Colonnade Advisors LLC from 2001 to 2003

Janice M. Guimond 625 Fourth Avenue South Minneapolis, MN Age 42	Vice President since 2005	Vice President, Investment Operations, Thrivent Financial since 2003; Manager of Portfolio Reporting, Thrivent Financial from 2003 to 2004; Independent Consultant from 2001 to 2003

Karl D. Anderson 625 Fourth Avenue South Minneapolis, MN Age 46	Vice President since 2006	Vice President, Products, Thrivent Financial

Brian W. Picard 4321 North Ballard Road Appleton, WI Age 36	Vice President Anti-Money Laundering Officer since 2006	Director of FSO Compliance Corp. BCM since 2006; Manager of Field and Securities Compliance from 2002 to 2006, Thrivent Financial

Kenneth L. Kirchner 4321 North Ballard Road Appleton, WI Age 40	Assistant Vice President since 2004	Director, Mutual Funds Operations, Thrivent Financial

James M. Odland 625 Fourth Avenue South Minneapolis, MN Age 51	Assistant Secretary since 2006	Vice President, Office of the General Counsel, Thrivent Financial for Lutherans since 2005; Senior Securities Counsel, Allianz Life Insurance Company from January 2005 to August 2005; Vice President and Chief Legal Officer, Woodbury Financial Services, Inc. from September 2003 to January 2005; Vice President and Group Counsel, Corporate Practice Group, American Express Financial Advisors, Inc. from 2001 to 2003

John R. Vekich 625 Fourth Avenue South Minneapolis, MN Age 38	Assistant Vice President since 2006	Vice President Accumulation Product and Solution Management since 2007, Thrivent Financial; Vice President Field Marketing from 2005 to 2006; Director EPMO from 2003 to 2004; Vice President, Al Frank Asset Management from 2000 to 2002

Marlene J. Nogle 625 Fourth Avenue South Minneapolis, MN Age 59	Assistant Secretary since 2003	Senior Counsel, Thrivent Financial

Todd J. Kelly 4321 North Ballard Road Appleton, WI Age 37	Assistant Treasurersince 1999	Director, Fund Accounting Operations, Thrivent Financial

(1)	“Interested person” of the Trust as defined in 1940 Act by virtue of positions with Thrivent Financial. Ms. Moret is considered an interested person because of her principal occupation with Thrivent Financial.
(2)	Each Trustee serves an indefinite term until her or his successor is duly elected and qualified. Officers serve at the discretion of the board until their successors are duly appointed and qualified.
(3)	The Trustees other than Ms. Moret are not “interested persons” of the Trust and are referred to as “Independent Trustees.”

Commities of the Board of Trustees

Committee	Members (1)	Function	Meetings Held During Last Fiscal Year
Audit	F. Gregory Campbell, Herbert F. Eggerding, Jr., Noel K. Estenson, Richard L. Gady, Richard A. Hauser, Connie M. Levi, Douglas D. Sims, Edward W. Smeds	The 1940 Act requires that the Trusts’ independent auditors be selected by a majority of those Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust. The Audit Committee is responsible for recommending the engagement or retention of the Trust’s independent accountants, reviewing with the independent accountants the plan and the results of the auditing engagement, approving professional services, including permitted non-audit services, provided by the independent accountants prior to the performance of such services, considering the range of audit and non-audit fees, reviewing the independence of the independent accountants, reviewing the scope and results of procedures of internal auditing, and reviewing the system of internal accounting control.	4

Contracts	F. Gregory Campbell, Herbert F. Eggerding, Jr., Noel K. Estenson, Richard L. Gady, Richard A. Hauser, Connie M. Levi, Douglas D. Sims, Edward W. Smeds	The function of the Contracts Committee is to assist the Board of Trustees in fulfilling its duties with respect to the review and approval of contracts between the Trust and other entities, including entering into new contracts and the renewal of existing contracts. The Contracts Committee considers investment advisory, distribution, transfer agency, administrative service and custodial contracts, and such other contracts as the Board of Trustees deems necessary or appropriate for the continuation of operations of each Fund.	5

Ethics and Compliance	F. Gregory Campbell, Herbert F. Eggerding, Jr., Noel K. Estenson, Richard L. Gady, Richard A. Hauser, Connie M. Levi, Douglas D. Sims, Edward W. Smeds	The function of the Ethics and Compliance Committee is to monitor the ethics of the Adviser and oversee the legal and regulatory compliance matters of the Funds.	4

Committee	Members (1)	Function	Meetings Held During Last Fiscal Year
Governance	F. Gregory Campbell, Herbert F. Eggerding, Jr., Noel K. Estenson, Richard L. Gady, Richard A. Hauser, Connie M. Levi, Douglas D. Sims, Edward W. Smeds	The Governance Committee assists the Board of Trustees in fulfilling its duties with respect to the governance of the Trust, including recommendations regarding evaluation of the Board of Trustees, compensation of the Trustees and composition of the committees and the Board’s membership. The Governance Committee makes recommendations regarding nominations for Trustees and will consider nominees suggested by shareholders sent to the attention of the President of the Trust.	4

(1)	The Independent Trustees serve as members of each Committee.

Beneficial Interest in the Funds by Trustees

The following tables provide information as of December 31, 2006, regarding the dollar range of beneficial ownership by each Trustee in each series of the Trust. The dollar range shown in the third column reflects the aggregate amount of each Trustee’s beneficial ownership in all registered investment companies within the investment company complex that are overseen by the Trustee. For Independent Trustees only, the last column sets forth the dollar range of each Trustee’s deferred compensation, which is effectively invested in the Thrivent Mutual Funds and allocated among individual Funds as determined by the Trustee. For more information on the deferred compensation plan and for the aggregate amount of each Trustee’s deferred compensation, see “Compensation of Trustees” below.

Interested Trustee

Name of Trustee	Dollar Range of Beneficial Ownership in the Funds		Aggregate Dollar Range of Beneficial Ownership in All Registered Investment Companies Overseen by the Trustee in the Family of Investment Companies
Pamela J. Moret	Thrivent Aggressive Allocation Fund	None	Over $100,000
	Thrivent Moderately Aggressive Allocation Fund	None
	Thrivent Moderate Allocation Fund	None
	Thrivent Moderately Conservative Allocation Fund	None
	Thrivent Technology Fund	None
	Thrivent Partner Small Cap Growth Fund	None
	Thrivent Partner Small Cap Value Fund	None
	Thrivent Small Cap Stock Fund	Over $100,000
	Thrivent Small Cap Index Fund	None
	Thrivent Mid Cap Growth Fund	$10,001-$50,000
	Thrivent Partner Mid Cap Value Fund	None
	Thrivent Mid Cap Stock Fund	Over $100,000
	Thrivent Mid Cap Index Fund	None
	Thrivent Mid Cap Index Fund - I	None
	Thrivent Partner International Stock Fund	None
	Thrivent Large Cap Growth Fund	Over $100,000
	Thrivent Large Cap Stock Fund	None

Name of Trustee	Dollar Range of Beneficial Ownership in the Funds		Aggregate Dollar Range of Beneficial Ownership in All Registered Investment Companies Overseen by the Trustee in the Family of Investment Companies
	Thrivent Large Cap Index Fund	None
	Thrivent Large Cap Index Fund - I	None
	Thrivent Large Cap Value Fund	Over $100,000
	Thrivent Real Estate Securities Fund	$50,001-$100,000
	Thrivent Balanced Fund	None
	Thrivent High Yield Fund	Over $100,000
	Thrivent Diversified Income Plus Fund	None
	Thrivent Municipal Bond Fund	Over $100,000
	Thrivent Income Fund	None
	Thrivent Core Bond Fund	None
	Thrivent Limited Maturity Bond Fund	$10,001-$50,000
	Thrivent Money Market Fund	None

Independent Trustees

Name of Trustee	Dollar Range of Beneficial Ownership in the Funds		Aggregate Dollar Range of Beneficial Ownership in All Registered Investment Companies Overseen by the Trustee in the Family of Investment Companies	Dollar Range through Deferred Compensation
F. Gregory Campbell	Thrivent Aggressive Allocation Fund	None	Over $100,000	None
	Thrivent Moderately Aggressive Allocation Fund	None		None
	Thrivent Moderate Allocation Fund	None		None
	Thrivent Moderately Conservative Allocation Fund	None		None
	Thrivent Technology Fund	None		None
	Thrivent Partner Small Cap Growth Fund	None		None
	Thrivent Partner Small Cap Value Fund	None		None
	Thrivent Small Cap Stock Fund	None		None
	Thrivent Small Cap Index Fund	None		None
	Thrivent Mid Cap Growth Fund	None		None
	Thrivent Partner Mid Cap Value Fund	None		None
	Thrivent Mid Cap Stock Fund	$50,001-$100,000		None
	Thrivent Mid Cap Index Fund	None		None
	Thrivent Mid Cap Index Fund - I	None		None
	Thrivent Partner International Stock Fund	None		None
	Thrivent Large Cap Growth Fund	None		None
	Thrivent Large Cap Stock Fund	None		None
	Thrivent Large Cap Index Fund	None		None
	Thrivent Large Cap Index Fund - I	None		None
	Thrivent Large Cap Value Fund	$50,001-$100,000		None
	Thrivent Real Estate Securities Fund	None		None
	Thrivent Balanced Fund	None		None
	Thrivent High Yield Fund	None		None
	Thrivent Diversified Income Plus Fund	None		None
	Thrivent Municipal Bond Fund	None		None
	Thrivent Income Fund	None		None

Name of Trustee	Dollar Range of Beneficial Ownership in the Funds		Aggregate Dollar Range of Beneficial Ownership in All Registered Investment Companies Overseen by the Trustee in the Family of Investment Companies	Dollar Range through Deferred Compensation
	Thrivent Core Bond Fund	None		None
	Thrivent Limited Maturity Bond Fund	None		None
	Thrivent Money Market Fund	None		None

Herbert F. Eggerding, Jr.	Thrivent Aggressive Allocation Fund	None	Over $100,000	None
	Thrivent Moderately Aggressive Allocation Fund	None		None
	Thrivent Moderate Allocation Fund	None		None
	Thrivent Moderately Conservative Allocation Fund	None		None
	Thrivent Technology Fund	None		None
	Thrivent Partner Small Cap Growth Fund	None		None
	Thrivent Partner Small Cap Value Fund	$10,001-$50,000		None
	Thrivent Small Cap Stock Fund	$10,001-$50,000		None
	Thrivent Small Cap Index Fund	None		None
	Thrivent Mid Cap Growth Fund	$10,001-$50,000		None
	Thrivent Partner Mid Cap Value Fund	None		None
	Thrivent Mid Cap Stock Fund	$50,001-$100,000		None
	Thrivent Mid Cap Index Fund	None		None
	Thrivent Mid Cap Index Fund - I	None		None
	Thrivent Partner International Stock Fund	$10,001-$50,000		None
	Thrivent Large Cap Growth Fund	$50,001-$100,000		None
	Thrivent Large Cap Stock Fund	$10,001-$50,000		None
	Thrivent Large Cap Index Fund	None		None
	Thrivent Large Cap Index Fund - I	None		None
	Thrivent Large Cap Value Fund	$10,001-$50,000		None
	Thrivent Real Estate Securities Fund	None		None
	Thrivent Balanced Fund	None		None
	Thrivent High Yield Fund	$10,001-$50,000		None
	Thrivent Diversified Income Plus Fund	None		None
	Thrivent Municipal Bond Fund	$10,001-$50,000		None
	Thrivent Income Fund	$10,001-$50,000		None
	Thrivent Core Bond Fund	None		None
	Thrivent Limited Maturity Bond Fund	$10,001-$50,000		None
	Thrivent Money Market Fund	$10,001-$50,000		None

Noel K. Estenson	Thrivent Aggressive Allocation Fund	None	Over $100,000	None
	Thrivent Moderately Aggressive Allocation Fund	None		$50,001-$100,000
	Thrivent Moderate Allocation Fund	None		None
	Thrivent Moderately Conservative Allocation Fund	None		None
	Thrivent Technology Fund	None		None

Name of Trustee	Dollar Range of Beneficial Ownership in the Funds		Aggregate Dollar Range of Beneficial Ownership in All Registered Investment Companies Overseen by the Trustee in the Family of Investment Companies	Dollar Range through Deferred Compensation
	Thrivent Partner Small Cap Growth Fund	None		None
	Thrivent Partner Small Cap Fund	None		None
	Thrivent Small Cap Stock Fund	None		None
	Thrivent Small Cap Index Fund	None		None
	Thrivent Mid Cap Growth Fund	Over $100,000		$10,001-$50,000
	Thrivent Partner Mid Cap Value Fund	None		None
	Thrivent Mid Cap Stock Fund	None		None
	Thrivent Mid Cap Index Fund	None		None
	Thrivent Mid Cap Index Fund - I	None		None
	Thrivent Partner International Stock Fund	None		None
	Thrivent Large Cap Growth Fund	Over $100,000		None
	Thrivent Large Cap Stock Fund	None		$10,001-$50,000
	Thrivent Large Cap Index Fund	None		None
	Thrivent Large Cap Index Fund - I	None		None
	Thrivent Large Cap Value Fund	None		$10,001-$50,000
	Thrivent Real Estate Securities Fund	None		None
	Thrivent Balanced Fund	None		None
	Thrivent High Yield Fund	Over $100,000		None
	Thrivent Diversified Income Plus Fund	None		None
	Thrivent Municipal Bond Fund	None		None
	Thrivent Income Fund	None		None
	Thrivent Core Bond Fund	None		None
	Thrivent Limited Maturity Bond Fund	None		None
	Thrivent Money Market Fund	None		None

Richard L. Gady	Thrivent Aggressive Allocation Fund	None	$10,001-$50,000	None
	Thrivent Moderately Aggressive Allocation Fund	None		None
	Thrivent Moderate Allocation Fund	None		None
	Thrivent Moderately Conservative Allocation Fund	None		None
	Thrivent Technology Fund	None		None
	Thrivent Partner Small Cap Growth Fund	None		None
	Thrivent Partner Small Cap Value Fund	None		None
	Thrivent Small Cap Stock Fund	None		$50,001-$100,000
	Thrivent Small Cap Index Fund	None		None
	Thrivent Mid Cap Growth Fund	$10,001-$50,000		Over $100,000
	Thrivent Partner Mid Cap Value Fund	None		None
	Thrivent Mid Cap Stock Fund	$10,001-$50,000		Over $100,000
	Thrivent Mid Cap Index Fund	None		None
	Thrivent Mid Cap Index Fund - I	None		None
	Thrivent Partner International Stock Fund	None		$50,001-$100,000
	Thrivent Large Cap Growth Fund	None		Over $100,000
	Thrivent Large Cap Stock Fund	None		None
	Thrivent Large Cap Index Fund	None		None
	Thrivent Large Cap Index Fund - I	None		None
	Thrivent Large Cap Value Fund	None		None
	Thrivent Real Estate Securities Fund	None		None
	Thrivent Balanced Fund	None		None
	Thrivent High Yield Fund	None		None
	Thrivent Diversified Income Plus Fund	None		None

Name of Trustee	Dollar Range of Beneficial Ownership in the Funds		Aggregate Dollar Range of Beneficial Ownership in All Registered Investment Companies Overseen by the Trustee in the Family of Investment Companies	Dollar Range through Deferred Compensation
	Thrivent Municipal Bond Fund	None		None
	Thrivent Income Fund	None		None
	Thrivent Core Bond Fund	None		None
	Thrivent Limited Maturity Bond Fund	None		None
	Thrivent Money Market Fund	$0-$10,000		None

Richard A. Hauser	Thrivent Aggressive Allocation Fund	None	Over $100,000	None
	Thrivent Moderately Aggressive Allocation Fund	None		None
	Thrivent Moderate Allocation Fund	None		None
	Thrivent Moderately Conservative Allocation Fund	None		None
	Thrivent Technology Fund	None		None
	Thrivent Partner Small Cap Growth Fund	None		None
	Thrivent Partner Small Cap Value Fund	None		None
	Thrivent Small Cap Stock Fund	None		None
	Thrivent Small Cap Index Fund	None		None
	Thrivent Mid Cap Growth Fund	$10,001-$50,000		$10,001-$50,000
	Thrivent Partner Mid Cap Value Fund	None		None
	Thrivent Mid Cap Stock Fund	None		None
	Thrivent Mid Cap Index Fund	None		None
	Thrivent Mid Cap Index Fund - I	None		None
	Thrivent Partner International Stock Fund	$0-$10,000		None
	Thrivent Large Cap Growth Fund	$0-$10,000		None
	Thrivent Large Cap Stock Fund	$50,001-$100,000		None
	Thrivent Large Cap Index Fund	None		None
	Thrivent Large Cap Index Fund - I	None		None
	Thrivent Large Cap Value Fund	None		None
	Thrivent Real Estate Securities Fund	None		None
	Thrivent Balanced Fund	$10,001-$50,000		$10,001-$50,000
	Thrivent High Yield Fund	$0-$10,000		None
	Thrivent Diversified Income Plus Fund	None		None
	Thrivent Municipal Bond Fund	$10,001-$50,000		None
	Thrivent Income Fund	$0-$10,000		None
	Thrivent Core Bond Fund	None		None
	Thrivent Limited Maturity Bond Fund	None		None
	Thrivent Money Market Fund	$0-$10,000		None

Connie M. Levi	Thrivent Aggressive Allocation Fund	None	Over $100,000	None
	Thrivent Moderately Aggressive Allocation Fund	None		None
	Thrivent Moderate Allocation Fund	None		None
	Thrivent Moderately Conservative Allocation Fund	None		None
	Thrivent Technology Fund	None		None
	Thrivent Partner Small Cap Growth Fund	None		None
	Thrivent Partner Small Cap Value Fund	None		None
	Thrivent Small Cap Stock Fund	None		None
	Thrivent Small Cap Index Fund	None		None
	Thrivent Mid Cap Growth Fund	$10,001-$50,000		None
	Thrivent Partner Mid Cap Value Fund	None		None
	Thrivent Mid Cap Stock Fund	$10,001-$50,000		None

Name of Trustee	Dollar Range of Beneficial Ownership in the Funds		Aggregate Dollar Range of Beneficial Ownership in All Registered Investment Companies Overseen by the Trustee in the Family of Investment Companies	Dollar Range through Deferred Compensation
	Thrivent Mid Cap Index Fund	None		None
	Thrivent Mid Cap Index Fund - I	None		None
	Thrivent Partner International Stock Fund	None		None
	Thrivent Large Cap Growth Fund	$10,001-$50,000		None
	Thrivent Large Cap Stock Fund	None		None
	Thrivent Large Cap Index Fund	None		None
	Thrivent Large Cap Index Fund - I	None		None
	Thrivent Large Cap Value Fund	$10,001-$50,000		None
	Thrivent Real Estate Securities Fund	None		None
	Thrivent Balanced Fund	None		None
	Thrivent High Yield Fund	None		None
	Thrivent Diversified Income Plus Fund	None		None
	Thrivent Municipal Bond Fund	$10,001-$50,000		None
	Thrivent Income Fund	None		None
	Thrivent Core Bond Fund	None		None
	Thrivent Limited Maturity Bond Fund	None		None
	Thrivent Money Market Fund	None		None

Douglas D. Sims	Thrivent Aggressive Allocation Fund	None	None	None
	Thrivent Moderately Aggressive Allocation Fund	None		$10,001-$50,000
	Thrivent Moderate Allocation Fund	None		$10,001-$50,000
	Thrivent Moderately Conservative Allocation Fund	None		None
	Thrivent Technology Fund	None		None
	Thrivent Partner Small Cap Growth Fund	None		None
	Thrivent Partner Small Cap Value Fund	None		None
	Thrivent Small Cap Stock Fund	None		None
	Thrivent Small Cap Index Fund	None		None
	Thrivent Mid Cap Growth Fund	None		None
	Thrivent Partner Mid Cap Value Fund	None		None
	Thrivent Mid Cap Stock Fund	None		None
	Thrivent Mid Cap Index Fund	None		None
	Thrivent Mid Cap Index Fund - I	None		None
	Thrivent Partner International Stock Fund	None		None
	Thrivent Large Cap Growth Fund	None		None
	Thrivent Large Cap Stock Fund	None		None
	Thrivent Large Cap Index Fund	None		None
	Thrivent Large Cap Index Fund - I	None		None
	Thrivent Large Cap Value Fund	None		None
	Thrivent Real Estate Securities Fund	None		None
	Thrivent Balanced Fund	None		None
	Thrivent High Yield Fund	None		None
	Thrivent Diversified Income Plus Fund	None		None
	Thrivent Municipal Bond Fund	None		None
	Thrivent Income Fund	None		None
	Thrivent Core Bond Fund	None		None
	Thrivent Limited Maturity Bond Fund	None		None
	Thrivent Money Market Fund	None		None

Name of Trustee	Dollar Range of Beneficial Ownership in the Funds		Aggregate Dollar Range of Beneficial Ownership in All Registered Investment Companies Overseen by the Trustee in the Family of Investment Companies	Dollar Range through Deferred Compensation
Edward W. Smeds	Thrivent Aggressive Allocation Fund	None	None	None
	Thrivent Moderately Aggressive Allocation Fund	None		None
	Thrivent Moderate Allocation Fund	None		None
	Thrivent Moderately Conservative Allocation Fund	None		None
	Thrivent Technology Fund	None		None
	Thrivent Partner Small Cap Growth Fund	None		$10,001-$50,000
	Thrivent Partner Small Cap Value Fund	None		$10,001-$50,000
	Thrivent Small Cap Stock Fund	None		$10,001-$50,000
	Thrivent Small Cap Index Fund	None		None
	Thrivent Mid Cap Growth Fund	None		$10,001-$50,000
	Thrivent Partner Mid Cap Value Fund	None		$10,001-$50,000
	Thrivent Mid Cap Stock Fund	None		$50,001-$100,000
	Thrivent Mid Cap Index Fund	None		None
	Thrivent Mid Cap Index Fund - I	None		None
	Thrivent Partner International Stock Fund	None		$50,001-$100,000
	Thrivent Large Cap Growth Fund	None		$50,001-$100,000
	Thrivent Large Cap Stock Fund	None		$10,001-$50,000
	Thrivent Large Cap Index Fund	None		None
	Thrivent Large Cap Index Fund - I	None		None
	Thrivent Large Cap Value Fund	None		$50,001-$100,000
	Thrivent Real Estate Securities Fund	None		$50,001-$100,000
	Thrivent Balanced Fund	None		None
	Thrivent High Yield Fund	None		None
	Thrivent Diversified Income Plus Fund	None		$50,001-$100,000
	Thrivent Municipal Bond Fund	None		None
	Thrivent Income Fund	None		None
	Thrivent Core Bond Fund	None		None
	Thrivent Limited Maturity Bond Fund	None		None
	Thrivent Money Market Fund	None		None

Compensation of Trustees

The Trust makes no payments to any of its officers for services performed for the Trust. The Independent Trustees are paid an annual compensation of $90,000 to attend meetings of the Board of Trustees of the Trust, the Board of Directors of Thrivent Series Fund, Inc., and the Board of Trustees of Thrivent Financial Securities Lending Trust. The Chairman is compensated an additional $25,000 per year and the “lead” independent Trustee and the audit committee financial expert are compensated an additional $10,000 per year for each such position. Independent Trustees are reimbursed by the Trust for any expenses they may incur by reason of attending Board meetings or in connection with other services they may perform in connection with their duties as Trustees of the Trust. The Trustees receive no pension or retirement benefits in connection with their service to the Trust.

The following tables provide the amounts of compensation paid to the Trustees either directly or in the form of payments made into a deferred compensation plan for the fiscal year ended October 31, 2006:

Name, Position	Aggregate Compensation from Trust for One Year Ending October 31, 2006	Total Compensation Paid by Fund and the Investment Company Complex for One Year Ending October 31, 2006
Pamela J. Moret (1) Trustee	$ 0	$ 0
F. Gregory Campbell Trustee	$44,346	$ 90,000
Herbert F. Eggerding, Jr. Lead Trustee	$54,201	$110,000
Noel K. Estenson (2) Trustee	$44,346	$ 90,000
Richard L. Gady (2) Trustee	$44,346	$ 90,000
Richard A. Hauser (2)	$44,346	$ 90,000
Connie M. Levi Trustee	$44,346	$ 90,000
Edward W. Smeds (2) Chairman and Trustee	$56,664	$115,000
Douglas D. Sims (2) Trustee	$21,970	$ 45,000

(1)	“Interested person” of the Fund as defined in the Investment Company Act of 1940.
(2)	The Trust has adopted a deferred compensation plan for the benefit of the Independent Trustees of the Trust who wish to defer receipt of a percentage of eligible compensation which they otherwise are entitled to receive from the Trust. Compensation deferred is effectively invested in the Thrivent Mutual Funds, the allocation of which is determined by the individual Trustee. The Trustees participating in the deferred compensation plan do not actually own shares of the Thrivent Mutual Funds through the plan, since deferred compensation is a general liability of the Thrivent Mutual Funds. However, a Trustee’s return on compensation deferred is economically equivalent to an investment in the applicable Thrivent Mutual Funds. As of December 31, 2006, the total amount of deferred compensation payable to Mr. Estenson was $148,768; the total amount of deferred compensation payable to Mr. Gady was $447,045; the total amount of deferred compensation payable to Mr. Hauser was $38,677; the total amount of deferred compensation payable to Mr. Smeds was $637,498; and the total amount of deferred compensation payable to Mr. Sims was $47,290.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Control Persons

As of December 31, 2006, no one was considered a control person of the Funds. A control person is one who has beneficial interest in more than 25% of the voting securities of a Fund or one who asserts or is adjudicated to have control of a Fund.

Principal Holders

As of December 31, 2006, the following were principal holders of a Fund’s securities (as reflected by amounts owned in the predecessor Funds). Principal holders are those who own (either of record or beneficially) 5% or more of a Class of a Fund’s outstanding securities. Also included are holders that are affiliates of the Funds, including the Funds.

Name	Fund	Percent Owned
Thrivent Financial for Lutherans (including its wholly-owned subsidiary companies) 625 Fourth Avenue South Minneapolis, MN 55415	Thrivent Partner Small Cap Growth Fund — Class A Thrivent Real Estate Securities Fund — Class A Thrivent Partner Mid Cap Value Fund — Class A Thrivent Real Estate Securities Fund — Institutional Class	86.08 27.24 68.34 19.86	% % % %

Thrivent Investment Management Inc. c/o Affiliate Accounting MS1180 625 4th Ave S Minneapolis, MN 55415-1624	Thrivent Money Market Fund — Institutional Class	5.47%

Thrivent Income Fund	Thrivent Money Market Fund — Institutional Class	8.34%

Thrivent Large Cap Stock Fund	Thrivent Money Market Fund — Institutional Class	9.39%

Thrivent Mid Cap Stock Fund	Thrivent Money Market Fund — Institutional Class	9.31%

Thrivent High Yield Fund	Thrivent Money Market Fund — Institutional Class	9.29%

Thrivent Core Bond Fund	Thrivent Money Market Fund — Institutional Class	7.03%

Thrivent Small Cap Stock Fund	Thrivent Money Market Fund — Institutional Class	5.92%

Thrivent Large Cap Value Fund	Thrivent Money Market Fund — Institutional Class	7.22%

Maril & Co FBO Thrivent Financial Bank c/o M&I Trust Company Attn: Mutual Funds 11270 W. Park Pl. Ste. 400-PPW-08 Milwaukee, WI 53224-3638	Thrivent Money Market Fund — Institutional Class	10.45%

Thrivent High Yield Fund	Thrivent Money Market Fund — Institutional Class	5.44%

Thrivent Moderate Allocation Fund	Thrivent Mid Cap Stock Fund — Institutional Class	27.76%
	Thrivent Large Cap Growth Fund — Institutional Class	29.75%
	Thrivent Large Cap Stock Fund — Institutional Class	22.23%
	Thrivent Large Cap Value Fund — Institutional Class	26.65%
	Thrivent Partner Intl. Stock Fund — Institutional Class	25.33%
	Thrivent Small Cap Stock Fund — Institutional Class	32.47%

Name	Fund	Percent Owned
	Thrivent Income Fund — Institutional Class	41.14%
	Thrivent Real Estate Securities Fund — Institutional Class	38.96%
	Thrivent High Yield Fund — Institutional Class	33.72%
	Thrivent Limited Maturity Bond Fund — Institutional Class	40.56%
	Thrivent Money Market Fund — Institutional Class	10.62%

Thrivent Moderately Aggressive Allocation Fund	Thrivent Mid Cap Stock Fund — Institutional Class	16.63%
	Thrivent Large Cap Growth Fund — Institutional Class	35.08%
	Thrivent Large Cap Stock Fund — Institutional Class	29.06%
	Thrivent Large Cap Value Fund — Institutional Class	39.53%
	Thrivent Partner Intl. Stock Fund — Institutional Class	36.65%
	Thrivent Small Cap Stock Fund — Institutional Class	26.64%
	Thrivent Partner Small Cap Value Fund — Institutional Class	34.61%
	Thrivent Income Fund — Institutional Class	24.05%
	Thrivent Mid Cap Growth Fund — Institutional Class	41.94%
	Thrivent Partner Small Cap Growth Fund — Institutional Class	30.62%
	Thrivent Real Estate Securities Fund — Institutional Class	26.58%
	Thrivent High Yield Fund—Institutional Class	34.63%
	Thrivent Limited Maturity Bond Fund — Institutional Class	16.14%
	Thrivent Partner Mid Cap Value Fund — Institutional Class	55.31%

Thrivent Aggressive Allocation Fund	Thrivent Mid Cap Stock Fund — Institutional Class	11.72%
	Thrivent Large Cap Growth Fund — Institutional Class	19.80%
	Thrivent Large Cap Stock Fund — Institutional Class	7.45%
	Thrivent Large Cap Value Fund — Institutional Class	9.55%
	Thrivent Partner Intl. Stock Fund — Institutional Class	23.88%
	Thrivent Small Cap Stock Fund — Institutional Class	20.92%
	Thrivent Partner Small Cap Value Fund — Institutional Class	33.61%
	Thrivent Mid Cap Growth Fund — Institutional Class	33.88%
	Thrivent Partner Small Cap Growth Fund — Institutional Class	49.19%
	Thrivent High Yield Fund — Institutional Class	9.88%
	Thrivent Partner Mid Cap Value Fund — Institutional Class	44.69%

Thrivent Moderately Conservative Allocation Fund	Thrivent Mid Cap Stock Fund — Institutional Class	6.52%
	Thrivent Large Cap Growth Fund — Institutional Class	7.37%
	Thrivent Large Cap Value Fund — Institutional Class	6.26%
	Thrivent Small Cap Stock Fund — Institutional Class	6.86%
	Thrivent Income Fund — Institutional Class	10.77%

Name	Fund	Percent Owned
	Thrivent Real Estate Securities Fund — Institutional Class	13.75%
	Thrivent High Yield Fund — Institutional Class	9.72%
	Thrivent Limited Maturity Bond Fund — Institutional Class	38.34%
	Thrivent Money Market Fund — Institutional Class	5.74%

Thrivent Financial for Lutherans (EDSOP Accounts) c/o Jeff Bergsbaken 4321 N. Ballard Road Appleton, WI 54919-0001	Thrivent Technology Fund — Institutional Class	95.08%
	Thrivent Diversified Income Plus Fund — Institutional Class	20.06%

Thrivent Financial Bank Custodian Thomas R. Johnson IRA 38121 Broncho Road Wallis, TX 77485-9453	Thrivent Money Market Fund — Class B	14.22%

Mitra & Co.	Thrivent Mid Cap Stock Fund — Institutional Class	30.26%
FBO 6X	Thrivent Balanced Fund — Institutional Class	95.96%
c/o Marshall & Ilsley Trust Company	Thrivent Core Bond Fund — Institutional Class	62.98%
11270 W Park PL Ste 400 Milwaukee, WI 53224-3638	Thrivent Large Cap Stock Fund — Institutional Class	19.37%
	Thrivent Large Cap Value Fund — Institutional Class	16.10%
	Thrivent Large Cap Index Fund — Institutional Class	77.40%
	Thrivent Mid Cap Index Fund — Institutional Class	55.97%
	Thrivent Partner Small Cap Value Fund — Institutional Class	31.36%
	Thrivent Moderately Conservative Allocation Fund — Institutional Class	82.99%
	Thrivent Moderate Allocation Fund — Institutional Class	90.25%
	Thrivent Moderately Aggressive Allocation Fund — Institutional Class	97.49%
	Thrivent Aggressive Allocation Fund — Institutional Class	99.94%

Lutheran Community Foundation	Thrivent Large Cap Stock Fund — Institutional Class	7.80%
625 4th Ave So #200	Thrivent Partner Intl. Stock Fund — Institutional Class	7.10%
Minneapolis, MN 55415-1624	Thrivent Mid Cap Index Fund — Institutional Class	30.82%
	Thrivent Income Fund — Institutional Class	15.56%
	Thrivent Mid Cap Growth Fund — Institutional Class	18.66%
	Thrivent Large Cap Growth Fund — Institutional Class	7.67%

Maril & Co FBO 6X c/o M&I Trust Company Attn: Mutual Funds 11270 W. Park Place Ste. 400-PPW-08 Milwaukee, WI 53224-3623	Thrivent Municipal Bond Fund — Institutional Class	43.99%

Name	Fund	Percent Owned
Maril & Co FBO Thrivent Bank c/o M&I Trust Company Attn: Mutual Funds 11270 W. Park Place Ste. 400-PPW-08 Milwaukee, WI 53224-3623	Thrivent Core Bond Fund — Institutional Class	10.45%

Thrivent Financial	Thrivent Limited Maturity Bond Fund — Class B	42.67%
c/o Securities Accounting
MS 1153 625 Fourth Avenue South
Minneapolis, MN 55415

National City Bank Trust FBO Lutheran Foundation Inc. Attn: Mutual Funds 20H03446111 PO Box 94984 Cleveland, OH 44101-4984	Thrivent Small Cap Stock Fund — Institutional Class	5.64%

Northern Trust Company FBO LCMS Foundation PO Box 92956 Chicago, IL 60675-2956	Thrivent Large Cap Index Fund — Institutional Class	6.20%

Kissinger Lutheran Church 715 Berkshire Blvd Wyomissing, PA 19610-1257	Thrivent Diversified Income Plus Fund — Institutional Class	32.73%

Calahan Family Partnership c/o Julie Bauer 6314 Hillview Way Missoula, MT 59803-3373	Thrivent Municipal Bond Fund — Institutional Class	26.05%

Stoner Homesteader Farms, Inc. PO Box 294 Plentywood, MT 59254-0294	Thrivent Municipal Bond Fund — Institutional Class	6.99%

Hawkeye Telephone Company c/o Chuck Gray 20887 U Avenue Hawkeye, IA 52147-8211	Thrivent Municipal Bond Fund — Institutional Class	6.70%

Metro Chicago Synod of ELCA 1420 Dickens Avenue Chicago, IL 60614-3004	Thrivent Diversified Income Plus Fund — Institutional Class	15.83%

David A. Binder Trust Carole A. Binder Revocable Trust U/A DTD 980 N. Berry Road Saint Louis, MO 63122-2007	Thrivent Diversified Income Plus Fund — Institutional Class	7.52%

Trinity Luth. Church Building Fund 3291 Cleveland Massillon Road Norton, OH 44203-5210	Thrivent Diversified Income Plus Fund — Institutional Class	5.82%

Name	Fund	Percent Owned
Immanuel Lutheran Church (Mission Fund) 178 McHenry Avenue Crystal Lake, IL 60014-6099	Thrivent Diversified Income Plus Fund — Institutional Class	5.26%

Calvary Lutheran Church 6805 Bluegrass Drive Clarkston, MI 48346-1402	Thrivent Moderately Conservative Allocation Fund — Institutional Class	6.51%

Management Ownership

As of December 31, 2006, the officers and Trustees as a group owned less than 1% of a Fund’s share Class.

Material Transactions with Independent Trustees.

No Independent Trustee of the Trust or any immediate family member of an Independent Trustee has had, during the two most recently completed calendar years, a direct or indirect interest in the investment adviser, the principal underwriter, or a subadviser for the Funds, or in any person directly or indirectly controlling, controlled by or under common control with the investment adviser, the principal underwriter, or a subadviser for the Funds exceeding $60,000. In addition, no Independent Trustee of the Trust or any of their immediate family members has had, during the two most recently completed calendar years, a direct or indirect material interest in any transaction or series of similar transactions in which the amount involved exceeds $60,000 and to which one of the parties was the Trust, an officer of the Trust, an investment company or an officer of any investment company having the investment adviser or a subadviser for the Funds as its investment adviser or principal underwriter or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by or under common control with the investment adviser or a subadviser of the Funds (a “Associated Person”). No Independent Trustee of the Trust or a member of the immediate family of an Independent Trustee has had, in the two most recently completed calendar years, a direct or indirect relationship with any Associated Person involving an amount in excess of $60,000 and which involved: payments for property or services to or from any Associated Person; provision of legal services to any Associated Person; provision of investment banking services to any Associated Person, other than as a participating underwriter in a syndicate; or, any consulting or other relationship that is substantially similar in nature and scope to these types of relationships.

INVESTMENT ADVISERS, INVESTMENT SUBADVISERS, AND PORTFOLIO MANAGERS

Investment Adviser

The Funds’ investment adviser Thrivent Asset Management, LLC. (“Thrivent Asset Mgt.”) was organized as a Delaware limited liability company on September 23, 2005. Thrivent Asset Mgt. is a wholly owned subsidiary of Thrivent Life Insurance Company and is an indirect wholly owned subsidiary of Thrivent Financial.

Thrivent Asset Mgt., 625 Fourth Avenue South, Minneapolis, Minnesota 55415 is the investment adviser for each of the Funds. The officers and directors of Thrivent Asset Mgt. who are affiliated with the Trust are set forth below under “Affiliated Persons”.

Investment decisions for each of the Funds (except Thrivent Partner Small Cap Growth Fund, Thrivent Partner Small Cap Value Fund, Thrivent Partner Mid Cap Value Fund, and Thrivent Partner International Stock Fund) are made by Thrivent Asset Mgt., subject to the overall direction of the Board of Trustees. Thrivent Asset Mgt. also provides investment research and supervision of each of the Funds’ investments (except Thrivent Partner Small Cap Growth Fund, Thrivent Partner Small Cap Value Fund, Thrivent Partner Mid Cap Value Fund, and Thrivent Partner International Stock Fund) and conducts a continuous program of investment evaluation and appropriate disposition and reinvestment of their assets.

Thrivent Asset Mgt. Portfolio Managers

Other Accounts Managed by the Thrivent Asset Mgt. Portfolio Managers

The following table provides information relating to other accounts managed by the Thrivent Asset Mgt. portfolio managers as of October 31, 2006 (December 31, 2006 for Thrivent Real Estate Securities Fund and Thrivent Diversified Income Plus Fund):

Portfolio Manager	Other Registered Investment Companies		Other Accounts		Thrivent Series Fund portfolios managed by Portfolio Manager
	# of Accounts Managed	Assets Managed	# of Accounts Managed	Assets Managed
Russell W. Swansen	4	$2,741,482,772	0	$0	Thrivent Aggressive Allocation Fund, Thrivent Moderately Aggressive Allocation Fund, Thrivent Moderate Allocation Fund, Thrivent Moderately Conservative Allocation Fund
David C. Francis	4	$2,741,482,772	0	$0	Thrivent Aggressive Allocation Fund, Thrivent Moderately Aggressive Allocation Fund, Thrivent Moderate Allocation Fund, Thrivent Moderately Conservative Allocation Fund
Mark L. Simenstad	5	$2,754,830,002	0	$0	Thrivent Aggressive Allocation Fund, Thrivent Moderately Aggressive Allocation Fund, Thrivent Moderate Allocation Fund, Thrivent Moderately Conservative Allocation Fund, Thrivent Diversified Income Plus Fund

Portfolio Manager	Other Registered Investment Companies		Other Accounts		Thrivent Series Fund portfolios managed by Portfolio Manager
	# of Accounts Managed	Assets Managed	# of Accounts Managed	Assets Managed
Darren M. Bagwell	1	$53,871,922	1	$120,131,862	Thrivent Technology Fund, Thrivent Balanced Fund
Christopher J. Serra	1	$415,375,383	2	$69,636,993	Thrivent Small Cap Stock Fund
Kevin R. Brimmer	5	$1,690,331,951	0	$0	Thrivent Small Cap Index Fund, Thrivent Mid Cap Index Fund, Thrivent Mid Cap Index Fund-I, Thrivent Large Cap Index Fund, Thrivent Large Cap Index Fund-I, Thrivent Diversified Income Plus Fund
Andrea J. Thomas	2	$697,567,296	0	$0	Thrivent Mid Cap Growth Fund
Brian J. Flanagan	1	$343,933,263	1	$29,918,450	Thrivent Mid Cap Stock Fund
John E. Hintz	1	$343,933,263	1	$29,918,450	Thrivent Mid Cap Stock Fund
Scott A. Vergin	2	$2,335,436,392	3	$269,288,743	Thrivent Large Cap Growth Fund
Matthew D. Finn	1	$728,441,474	4	$244,814,662	Thrivent Large Cap Value Fund
Frederick L. Plautz	1	$796,311,334	2	$216,903,173	Thrivent Large Cap Stock Fund
Reginald L. Pfeifer	1	$367,797,656	2	$289,333,488	Thrivent Real Estate Securities Fund
Michael G. Landreville	4	$2,095,692,283	2	$243,586,462	Thrivent Balanced Fund, Thrivent Income Fund, Thrivent Core Bond Fund, Thrivent Limited Maturity Bond Fund
Gregory R. Anderson	3	$1,692,776,110	1	$6,018,911,651	Thrivent Balanced Fund, Thrivent Income Fund, Thrivent Core Bond Fund, Thrivent Limited Maturity Bond Fund
Paul J. Ocenasek	2	$884,964,823	0	$0	Thrivent High Yield Fund, Thrivent Diversified Income Plus Fund
David R. Spangler	1	$39,190,934	0	$0	Thrivent Diversified Income Plus Fund
Janet I. Grangaard	0	$0	0	$0	Thrivent Municipal Bond Fund
William D. Stouten	2	$4,677,691,190	3	$1,534,399,285	Thrivent Money Market Fund

None of the Thrivent Financial portfolio managers manage assets in pooled investment vehicles, and none of the accounts identified above have an investment advisory fee that is based on the performance of the account.

Compensation

Each portfolio manager of Thrivent Financial is compensated by an annual base salary and an annual bonus, in addition to the various benefits that are available to all employees of Thrivent Financial. The annual base salary for each portfolio manager is a fixed amount that is determined annually according to the level of responsibility and performance. The annual bonus provides for a variable payment. Ninety percent of the annual bonus is attributable to the relative pre-tax performance of each fund or account managed by the portfolio manager measured for one- and three-year periods against the median performance of other funds in the same peer group, as classified by Lipper, Inc. or an index constructed with comparable criteria. Ten percent of the annual bonus is attributable to objective personal goals set by the portfolio manager and his or her direct manager. Some portfolio managers also participate in Thrivent Financial’s long-term incentive plan, which provides for an additional variable payment based on the extent to which Thrivent Financial met corporate goals related to the value of new business during the previous three-year period.

Conflicts of Interest

Portfolio managers at Thrivent Financial typically manage multiple accounts. These accounts may include, among others, mutual funds, proprietary accounts and separate accounts (assets managed on behalf of pension funds, foundations and other investment accounts). The management of multiple funds and accounts may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees. In addition, the side-by-side management of these funds and accounts may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades. Thrivent Financial seeks to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, Thrivent Financial has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management.

Ownership in the Funds

The following table provides information as of October 31, 2006 (December 31, 2006 for Thrivent Real Estate Securities Fund and Thrivent Diversified Income Plus Fund) on the dollar range of beneficial ownership by each portfolio manager for each Fund he or she manages:

Portfolio Manager	Fund	Fund Ownership	Portfolio*	Portfolio Ownership*	Ownership in Fund Complex**
Russell W. Swansen	Thrivent Aggressive Allocation Fund	$100,001-$500,000	Thrivent Aggressive Allocation Portfolio	$0	Over $1,000,000
	Thrivent Moderately Aggressive Allocation Fund	$0	Thrivent Moderately Aggressive Allocation Portfolio	$0
	Thrivent Moderate Allocation Fund	$0	Thrivent Moderate Allocation Portfolio	$0
	Thrivent Moderately Conservative Allocation Fund	$0	Thrivent Moderately Conservative Allocation Portfolio	$0
David C. Francis	Thrivent Aggressive Allocation Fund	$0	Thrivent Aggressive Allocation Portfolio	$0	$100,001- $500,000
	Thrivent Moderately Aggressive Allocation Fund	$0 $0	Thrivent Moderately Aggressive Allocation Portfolio	$100,001 - $500,000
	Thrivent Moderate Allocation Fund	$0	Thrivent Moderate Allocation Portfolio	$0
	Thrivent Moderately Conservative Allocation Fund	$0	Thrivent Moderately Conservative Allocation Portfolio	$0

Portfolio Manager	Fund	Fund Ownership	Portfolio*	Portfolio Ownership*	Ownership in Fund Complex**
Mark L. Simenstad	Thrivent Aggressive Allocation Fund	$0	Thrivent Aggressive Allocation Portfolio	$0	$100,001- $500,000
	Thrivent Moderately Aggressive Allocation Fund	$0	Thrivent Moderately Aggressive Allocation Portfolio	$100,001 - $500,000
	Thrivent Moderate Allocation Fund	$0	Thrivent Moderate Allocation Portfolio	$0
	Thrivent Moderately Conservative Allocation Fund	$0	Thrivent Moderately Conservative Allocation Portfolio	$0
	Thrivent Diversified Income Plus Fund	$0	Thrivent Diversified Income Plus Portfolio	$0
Darren M. Bagwell	Thrivent Technology Fund	$0	Thrivent Technology Portfolio	$0	$100,001- $500,000
	Thrivent Balanced Fund	$0
Christopher J. Serra	Thrivent Small Cap Stock Fund	$0	Thrivent Small Cap Stock Portfolio	$50,001 - $100,000	$100,001- $500,000
Kevin R. Brimmer	Thrivent Small Cap Index Fund	$0	Thrivent Small Cap Index Portfolio	$10,001 - $50,000	$100,001- $500,000
	Thrivent Mid Cap Index Fund	$10,001-$50,000	Thrivent Mid Cap Index Portfolio	$10,001 - $50,000
	Thrivent Mid Cap Index Fund - I	$0
	Thrivent Large Cap Index Fund	$10,001-$50,000	Thrivent Large Cap Index Portfolio	$10,001 - $50,000
	Thrivent Large Cap Index Fund - I	$0
	Thrivent Diversified Income Plus Fund	$0	Thrivent Diversified Income Plus Portfolio	$0
Andrea J. Thomas	Thrivent Mid Cap Growth Fund	$0	Thrivent Mid Cap Growth Portfolio	$50,001 - $100,000	$100,001- $500,000
Brian J. Flanagan	Thrivent Mid Cap Stock Fund	$50,001-$100,000	Thrivent Mid Cap Stock Portfolio	$50,001 - $100,000	$100,001- $500,000
John E. Hintz	Thrivent Mid Cap Stock Fund	$100,001-$500,000	Thrivent Mid Cap Stock Portfolio	$100,001 - $500,000	$100,001- $500,000
Scott A. Vergin	Thrivent Large Cap Growth Fund	$100,001-$500,000	Thrivent Large Cap Growth Portfolio	$100,001 - $500,000	$500,001- $1,000,000
Matthew D. Finn	Thrivent Large Cap Value Fund	$100,001-$500,000	Thrivent Large Cap Value Portfolio	$50,001 - $100,000	$100,001- $500,000
Frederick L. Plautz	Thrivent Large Cap Stock Fund	$$0	Thrivent Large Cap Stock Portfolio	$0	$100,001- $500,000
Reginald L. Pfeifer	Thrivent Real Estate Securities Fund	$0	Thrivent Real Estate Securities Portfolio	$0	$50,001- $100,000
Michael G. Landreville	Thrivent Balanced Fund	$0			$500,001- $1,000,000
	Thrivent Income Fund	$0	Thrivent Income Portfolio	$0
	Thrivent Core Bond Fund	$0
	Thrivent Limited Maturity Bond Fund	$50,001-$100,000	Thrivent Limited Maturity Bond Portfolio	$0

Portfolio Manager	Fund	Fund Ownership	Portfolio*	Portfolio Ownership*	Ownership in Fund Complex**
Gregory R. Anderson	Thrivent Balanced Fund	$0			$100,001- $500,000
	Thrivent Income Fund	$0	Thrivent Income Portfolio	$0
	Thrivent Core Bond Fund	$0		$0
	Thrivent Limited Maturity Bond Fund	$0	Thrivent Limited Maturity Bond Portfolio	$0
Paul J. Ocenasek	Thrivent High Yield Fund	$0	Thrivent High Yield Portfolio	$50,001-$100,000	$500,001- $1,000,000
	Thrivent Diversified Income Plus Fund	$0	Thrivent Diversified Income Plus Portfolio	$0
David R. Spangler	Thrivent Diversified Income Plus Fund	$0	Thrivent Diversified Income Plus Portfolio	$0	$50,001- $100,000
Janet I. Grangaard	Thrivent Municipal Bond Fund	$100,001-$500,000			Over $1,000,000
William D. Stouten	Thrivent Money Market Fund	$1-$10,000	Thrivent Money Market Portfolio	$0	$100,001- $500,000

*	Each Portfolio listed is a series of Thrivent Series Fund, Inc., is managed by the same portfolio manager(s) and has substantially similar investment objectives and policies to the corresponding Fund listed.

**	Ownership in Fund Complex includes investments in Thrivent Mutual Funds and Thrivent Series Fund, Inc.

Investment Subadvisers

Thrivent Asset Mgt. has engaged the following subadvisers for Thrivent Partner Small Cap Growth Fund, Thrivent Partner Small Cap Value Fund, Thrivent Partner Mid Cap Value Fund, and Thrivent Partner International Stock Fund. Investment decisions for those Funds are made by the subadvisers, subject to the overall direction of the Board of Trustees and Thrivent Asset Mgt.

Thrivent Partner Small Cap Growth Fund

Investment decisions for the Thrivent Partner Small Cap Growth Fund are made by Turner Investment Partners, Inc. (“Turner”) and Transamerica Investment Management LLC (“Transamerica”).

Turner was founded in 1990 and is organized as a Pennsylvania corporation. Robert E. Turner (Chairman and Chief Investment Officer of Turner) may be deemed to be a controlling person of Turner under the 1940 Act. As of December 31, 2006, Turner managed approximately $22.8 billion in assets including separate accounts and mutual funds. Turner is located at 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania 19312.

Transamerica was organized as a limited liability company under the laws of the state of Delaware in 2000 and is an SEC registered investment advisor. The founding member of the LLC, Transamerica Investment Services, Inc. (“TISI”), is an investment adviser that has been providing investment advisory services since 1968. Transamerica, located at 11111 Santa Monica Blvd., Los Angeles, California 90025, managed approximately $23.4 billion in assets as of December 31, 2006.

Turner Portfolio Managers

Other Accounts Managed by the Turner Portfolio Managers

The following table provides information relating to other accounts managed by the Turner portfolio managers as of December 31, 2006:

Name Team Member	Type of Accounts	Total # of Accounts Managed	Total Assets	# of Accounts Managed that Advisory Fee Based on Performance	Total Assets that Advisory Fee Based on Performance
William C. McVail (Lead Manager)	Registered Investment Companies:	9	$1.2 billion	1	$38 million
	Other Pooled Investment Vehicles:	8	$141 million	0	$0
	Other Accounts:	48	$3.6 million	3	$119 million

Christopher K. McHugh (Co-Manager)	Registered Investment Companies:	19	$4.2 billion	3	$817 million
	Other Pooled Investment Vehicles:	33	$691 million	0	$0
	Other Accounts:	77	$5.5 billion	5	$240 million

Frank L. Sustersic (Co-Manager)	Registered Investment Companies:	5	$1 billion	1	$49 million
	Other Pooled Investment Vehicles:	7	$90 million	0	$0
	Other Accounts:	47	$2.3 billion	3	$119 million

Jason D. Schrotberger (Co-Manager)	Registered Investment Companies:	13	$3.2 billion	1	$24 million
	Other Pooled Investment Vehicles:	26	$501 million	0	$0
	Other Accounts:	55	$2.9 billion	5	$240 million

Compensation

Turner’s investment professionals receive a base salary commensurate with their level of experience. Turner’s goal is to maintain competitive base salaries through review of industry standards, market conditions, and salary surveys. Bonus compensation, which is a multiple of base salary, is based on the performance of each individual’s sector and portfolio assignments relative to appropriate market benchmarks. In addition, each employee is eligible for equity ownership and equity owners share the firm’s profits. Most of the members of the Investment Team and all Portfolio Managers for the Funds, are equity owners of Turner. This compensation and ownership structure provides incentive to attract and retain highly qualified people, as each member of the firm has the opportunity to share directly in the accomplishments of the business.

The objective performance criteria noted above accounts for 90% of the bonus calculation. The remaining 10% is based upon subjective, “good will” factors including teamwork, interpersonal relations, the individual’s contribution to overall success of the firm, media and client relations, presentation skills, and professional development. Portfolio managers/analysts are reviewed on an annual basis. The Chief Investment Officer is responsible for setting base salaries, bonus targets, and making all subjective judgments related to an investment professionals’ compensation. The CIO is also responsible for identifying investment professionals that should be considered for equity ownership on an annual basis.

Conflicts of Interest

As is typical for many money managers, potential conflicts of interest may arise related to Turner’s management of accounts including the Fund where not all accounts are able to participate in a desired IPO, or other limited opportunity, relating to use of soft dollars and other brokerage practices, related to the voting of proxies, employee personal securities trading, and relating to a variety of other circumstances. In all cases, however, Turner believes it has written policies and procedures in place reasonably designed to prevent violations of the federal securities laws and to prevent material conflicts of interest from arising.

Ownership in the Fund

None of the Turner portfolio managers own shares of the subadvised Fund.

Transamerica Portfolio Managers

Other Accounts Managed by Transamerica Portfolio Managers

The following table provides information regarding other accounts managed by the Transamerica portfolio management team consisting of Gregory S. Weirick and Josh D. Sashkan as of December 31, 2006.

	Number of Non- Fund Accounts Managed	Total Assets in Non-Fund Accounts	Number of Non-Fund Accounts that charge a Performance- Based Fee	Total Assets in Non-Fund Accounts that Charge a Performance- Based Fee

Registered Investment Companies	7	$ 537.7 million	0	$0
Other Pooled Investment Vehicles	2	$ 53.9 million	0	$0
Other Accounts	85	$1,149.5 million	1	$0

Methods of Compensation

Transamerica Investment Management, LLC (“TIM”) portfolio managers, including the members of the executive team, are remunerated with a combination of base salary, performance-based bonus, and profit sharing or ownership interest. The overall compensation structure is reviewed annually for market competitiveness with an objective of offering compensation structures above the median as compared to our industry peers.

For purposes of determining the level of performance-based compensation, potential track records (pre-tax) are based on full years of portfolio management for TIM. There are two weighted components taken into consideration for determining maximum incentive compensation amounts. These total 100% and consist of an objective and subjective component as further describes below:

•

80% Objective-portfolio performance based calculation; based upon relative rankings of track record and return formula criteria. A portion of the objective component is necessarily subjective taking such items as co/multi-management responsibilities; portfolio performance upon assignment; length of time managing portfolio, customized client benchmarks, etc. into account in determining the Portfolio Manager’s relative ranking. The Management Committee, at its discretion, determines the criteria to be used for evaluating how the rankings are determined for each Portfolio Manager under this objective component.

•

20% Subjective-based upon additional contributions to the firm as a whole and consistent with responsibilities identified on position descriptions, for example, general research contribution, behavioral competencies (e.g. team contributions; decision making capabilities; work ethic) quality of investment ideas, managerial duties outside of core responsibility, as determined by Senior Management.

Key investment personnel have ownership interests in TIM and are evaluated on an annual basis to determine additional allocations of ownership interest. Such interests entitle the owner to quarterly distribution of profits as well as certain liquidity features. The interests effectively vest over a determined time period so as to provide a retention incentive. This ownership feature is intended to create both stability and an entrepreneurial atmosphere at TIM.

The method used to determine the compensation for a portfolio manager is the same for all accounts managed by that portfolio manager, including Thrivent Partner Small Cap Growth Fund.

Conflicts of Interest

At Transamerica, individual portfolio managers may manage multiple accounts for multiple clients. In addition to the sub-advisory management of the Fund, Transamerica manages separate accounts for institutions and individuals. Transamerica manages potential conflicts between accounts through its allocation policies and procedures, internal review processes and oversight by Senior management and its Investment Policy Committee. Transamerica has developed trade allocation policies to address potential conflicts in situations where two or more accounts participate in investment decisions involving the same securities using procedures that it considers to be fair and equitable.

Ownership of Securities

None of the Transamerica portfolio managers owns shares of the subadvised Fund.

Thrivent Partner Small Cap Value Fund

Investment decisions for Thrivent Partner Small Cap Value Fund are made by T. Rowe Price Associates, Inc. (“T. Rowe Price”) which Thrivent Financial has engaged as investment subadviser for the Fund. T. Rowe Price is located at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe Price has over 67 years of investment management experience and approximately $334.7 billion of total assets under management as of December 31, 2006.

T. Rowe Price Portfolio Managers

Thrivent Partner Small Cap Value Fund is managed by an Investment Advisory Committee chaired by Preston G. Athey.

Other Accounts Managed by Mr. Athey.

The following table provides information relating to other accounts managed by Mr. Athey as of December 31, 2006.

	Total # of Accounts Managed	Total Assets
• registered investment companies:	7	$8,238.5 million
• other pooled investment vehicles:	1	$3.9 million
• other accounts:	9	$759.1 million

None of the accounts listed above have performance-based fees.

Compensation

Portfolio manager compensation consists primarily of a base salary, a cash bonus, and an equity incentive that usually comes in the form of a stock option grant. Occasionally, portfolio managers will also have the opportunity to participate in venture capital partnerships. Compensation is variable and is determined based on the following factors.

Investment performance over one-, three-, five-, and 10-year periods is the most important input. We evaluate performance in absolute, relative, and risk-adjusted terms. Relative performance and risk-adjusted performance are determined with reference to the broad based index (ex. S&P 500) and an applicable Lipper index (ex. Small-Cap Core Funds), though other benchmarks may be used as well. Investment results are also compared to comparably managed funds of competitive investment management firms.

Performance is primarily measured on a pre-tax basis though tax-efficiency is considered and is especially important for tax efficient funds. It is important to note that compensation is viewed with a long term time horizon. The more consistent a manager’s performance over time, the higher the compensation opportunity. The increase or decrease in a fund’s assets due to the purchase or sale of fund shares is not considered a material factor.

Contribution to our overall investment process is an important consideration as well. Sharing ideas with other portfolio managers, working effectively with and mentoring our younger analysts, and being good corporate citizens are important components of our long term success and are highly valued.

All employees of T. Rowe Price, including portfolio managers, participate in a 401(k) plan sponsored by T. Rowe Price Group. In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution. Eligibility for and participation in these plans is on the same basis as for all employees. Finally, all vice presidents of T. Rowe Price Group, including all portfolio managers, receive supplemental medical/hospital reimbursement benefits.

This compensation structure is used for all portfolios managed by the portfolio manager.

Conflicts of Interest

Portfolio managers at T. Rowe Price typically manage multiple accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations), and commingled trust accounts. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio. T. Rowe Price has adopted brokerage and trade allocation policies and procedures which it believes are reasonably designed to address any potential conflicts associated with managing multiple accounts for multiple clients. Also, as disclosed under the “Portfolio Manager’s Compensation” section, our portfolio managers’ compensation is determined in the same manner with respect to all portfolios managed by the portfolio manager.

Ownership in the Portfolios

Mr. Athey does not own shares of the subadvised Fund.

Thrivent Partner Mid Cap Value Fund

Investment decisions for Thrivent Partner Mid Cap Value Fund are made by Goldman Sachs Asset Management, L.P. (“GSAM”), 32 Old Slip, New York, New York 10005, which Thrivent Financial has engaged as investment subadviser for the Fund. GSAM has been registered as an investment adviser with the SEC since 1990 and is an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”). As of December 31, 2006, GSAM had assets under management of approximately $627.6 billion.

GSAM Portfolio Managers

Other Accounts Managed by the GSAM Portfolio Managers

The following table provides information relating to other accounts managed by the members of the Value Team as of December 31, 2006.

Name Team Member	Type of Accounts	Total # of Accounts Managed	Total Assets	# of Accounts Managed that Advisory Fee Based on Performance	Total Assets that Advisory Fee Based on Performance
Eileen Rominger	Registered Investment Companies:	22	$14.1 billion	0	$0
	Other Pooled Investment Vehicles:	2	$316 million	2	$316 million
	Other Accounts:	262	$9.4 billion	1	$105 million

Dolores Bamford	Registered Investment Companies:	26	$16.7 billion	0	$0
	Other Pooled Investment Vehicles:	2	$316 million	2	$316 million
	Other Accounts:	284	$10.3 billion	2	$347 million

Lisa Parisi	Registered Investment Companies:	26	$13.2 billion	0	$0
	Other Pooled Investment Vehicles:	2	$316 million	2	$316 million
	Other Accounts:	284	$10.3 billion	2	$347 million

Sean Gallagher	Registered Investment Companies:	22	$14.1 billion	0	$0
	Other Pooled Investment Vehicles:	2	$316 million	2	$316 million
	Other Accounts:	262	$9.4 billion	1	$105 million

Edward Perkin	Registered Investment Companies:	26	$16.7 billion	0	$0
	Other Pooled Investment Vehicles:	2	$316 million	2	$316 million
	Other Accounts:	284	$10.3 billion	2	$347 million

Sally Pope Davis	Registered Investment Companies:	26	$16.7 billion	0	$0
	Other Pooled Investment Vehicles:	2	$316 million	2	$316 million
	Other Accounts:	284	$10.3 billion	2	$347 million

J. Kelly Flynn	Registered Investment Companies:	26	$16.7 billion	0	$0
	Other Pooled Investment Vehicles:	2	$316 million	2	$316 million
	Other Accounts:	284	$10.3 billion	2	$347 million

Andrew Braun	Registered Investment Companies:	22	$14.1 billion	0	$0
	Other Pooled Investment Vehicles:	2	$316 million	2	$316 million
	Other Accounts:	262	$9.4 billion	1	$105 million

Scott Carroll	Registered Investment Companies:	26	$16.7 billion	0	$0
	Other Pooled Investment Vehicles:	2	$316 million	2	$316 million
	Other Accounts:	284	$10.3 billion	2	$347 million

	Type of Accounts
David Berdon	Registered Investment Companies:	22	$14.1 billion	0	$0
	Other Pooled Investment Vehicles:	2	$316 million	2	$316 million
	Other Accounts:	262	$9.4 billion	1	$105 million

Compensation

The compensation package for the Value Team portfolio mangers is comprised of a base salary and a performance bonus. The performance bonus is a function of each portfolio manager’s individual performance and his or her contribution to overall team performance. Portfolio managers are rewarded for their ability to outperform a benchmark while managing risk appropriately. Compensation is also influenced by the Value Team’s total revenues for the past year which in part is derived from advisory fees and for certain accounts, performance based fees. Anticipated compensation levels among competitor firms may also be considered, but are not a principal factor.

The performance bonus is significantly influenced by 3 Year period of investment performance. The following criteria are considered:

•	Individual performance (relative, absolute)

•	Team Performance (relative, absolute)

•	Consistent performance that aligns with clients’ objectives

•	Achievement of top rankings (relative and competitive)

The investment performance mentioned above is considered only on a pre-tax basis. As it relates to relative performance, the benchmark for this Fund is the Russell Mid Cap Value Index. As mentioned above, performance is measured on a 3 Year basis.

In addition to base salary and performance bonus, GSAM has a number of additional benefits/deferred compensation programs for all portfolio managers in place including (i) a 401K program that enables employees to direct a percentage of their pretax salary and bonus income into a tax-qualified retirement plan; (ii) a profit sharing program to which Goldman Sachs & Co. makes a pretax contribution; and (iii) investment opportunity programs in which certain professionals are eligible to participate subject to certain net worth requirements. portfolio managers may also receive grants of restricted stock units and/or stock options as part of their compensation.

Certain GSAM portfolio managers may also participate in the firm’s Partner Compensation Plan, which covers many of the firm’s senior executives. In general, under the Partner Compensation Plan, participants receive a base salary and a bonus (which may be paid in cash or in the form of an equity-based award) that is linked to Goldman Sachs’ overall financial performance.

Conflicts of Interest

GSAM’s portfolio managers are often responsible for managing one or more Funds as well as other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, such as unregistered hedge funds. A portfolio manager may manage a separate account or other pooled investment vehicle which may have materially higher fee arrangements than the Fund and may also have a performance-based fee. The side-by-side management of these funds may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades.

GSAM has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. It seeks to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, GSAM has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. In addition, GSAM has adopted policies limiting the circumstances under which cross-trades may be effected between a Fund and another client account. GSAM conducts periodic reviews of trades for consistency with these policies.

Ownership of the Portfolio

None of the Value Team members own shares of the subadvised Fund. GSAM internal policies generally prohibit portfolio managers from purchasing shares of subadvised portfolios for which they have primary responsibility.

Thrivent Partner International Stock Fund

Investment decisions for Thrivent Partner International Stock Fund are made by Mercator Asset Management LP (“Mercator”) and Principal Global Advisors, LLC (“Principal”). Mercator is located at 5200 Town Center Circle, Suite 550, Boca Raton, Florida 33486, and was founded in 1984. Mercator manages international equity funds for institutional clients, including corporate and public retirement plans, endowments, and foundations. As of December 31, 2006, Mercator managed approximately $11.7 billion in assets including separate accounts, commingled funds and a mutual fund. Principal Global Investors, LLC is located at 801 Grand Avenue, Des Moines, Iowa 50392, and subadvises a portion of the Thrivent Partner International Stock Fund. Principal is a directly wholly-owned subsidiary of Principal Life Insurance Company. Principal and its predecessor firms have subadvised mutual fund assets since 1969. Principal, together with its affiliated asset management companies, had approximately $201.3 billion in assets under management as of December 31, 2006.

Mercator Portfolio Managers

The following table provides information about the other accounts managed by the Mercator portfolio management team of James E. Chaney and Peter F. Spano as of December 31, 2006.

	Total # of Accounts Managed	Total Assets
• registered investment companies:	1	$92.0 million
• other pooled investment vehicles:	2	$3,306.0 million
• other accounts:	28	$8,337.5 million

None of the accounts listed above have performance-based fees.

Compensation

Mercator compensates its investment professionals at above industry levels. It also offers an attractive retirement savings plan.

Mr. Chaney and Mr. Spano receive compensation that is equal to a pre-determined pro-rata share of Mercator Asset Management’s net profitability. These pre-determined pro-rata shares are dependent upon their length of tenure with the firm, their level of responsibility and overall contribution. It is the only form of compensation that they receive and is very dependent upon the firm’s asset performance. They receive no base salary, are not part of a bonus system and receive no deferred compensation.

Ownership of the Portfolio

Neither Mr. Chaney nor Mr. Spano own shares of the subadvised Fund.

Conflicts of Interest

Mercator Asset Management, LP, as a fiduciary, has an affirmative duty of care, loyalty, honesty, and good faith to act in the best interests of its clients. In order to comply with this duty, Mercator Asset Management, LP has a written Code of Ethics that requires that all Access Persons avoid conflicts of interest and avoid situations that have even the appearance of conflict or impropriety. If any conflict may arise with respect to a client, all material facts concerning such conflict must be fully disclosed.

Principal Global Investors, LLC Portfolio Managers

Other Accounts Managed

The following tables provide information about other accounts managed by the Principal Global Investors, LLC Portfolio Management team of John Pihlblad, and Steven Larson as of December 31, 2006.

	Total # of Accounts Managed	Total Assets
• registered investment companies:	5	$2,822,141,714
• other pooled investment vehicles:	3	$499,409,828
• other accounts:	1	$61,584,648

None of the accounts listed above have performance-based fees.

Compensation

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score. The target incentive for equity portfolio managers ranges from 150% to 350% of actual base earnings, depending on job level.

•	Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate.

•	Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).

•	Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.

Conflicts of Interest

The Sub-Advisor provides investment advisory services to numerous clients other than the Fund. The investment objectives and policies of these accounts may differ from those of the Fund. Based on these differing circumstances, potential conflicts of interest may arise because the Sub-Advisor may be required to pursue different investment strategies on behalf of the Fund and other client accounts. For example, a Sub-Advisor may be required to consider an individual client’s existing positions, personal tax situation, suitability, personal biases and investment time horizon, which considerations would not affect his investment decisions on behalf of the Fund. This means that research on securities to determine the merits of including them in the Fund’s portfolio are similar, but not identical, to those employed in building private client portfolios. As a result, there may be instances in which a Sub-Advisor purchases or sells an investment for one or more private accounts and not for the Fund, or vice versa. To the extent the Fund and other clients seek to acquire the same security at about the same time, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular security if the Portfolio Managers desire to sell the same portfolio security at the same time on behalf of other clients. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Fund.

Ownership of the Portfolio

Neither Mr. Pihlblad nor Mr. Larson own shares of the subadvised Fund.

Affiliated Persons

The following directors and officers of Thrivent Asset Mgt., the Funds’ investment adviser, are affiliated with the Trust:

Affiliated Person	Position with Fund	Position with Thrivent Asset Mgt.
Pamela J. Moret	President	Elected Manager
Karl A. Anderson	Vice President	N/A
Russell W. Swansen	Vice President	Elected Manager and President
David S. Royal	Secretary and Chief Legal Officer	General Counsel and Secretary
Katie S. Kloster	Vice President and Chief Compliance Officer	Chief Compliance Officer and Vice President
Janice M. Guimond	Vice President	Vice President

The Advisory and Subadvisory Agreements

The advisory agreement provides that Thrivent Asset Mgt. will provide overall investment supervision of the assets of each Fund. Thrivent Asset Mgt. furnishes and pays for all office space and facilities, equipment and clerical personnel necessary for carrying out the adviser’s duties under the advisory agreement. The adviser also pays all compensation of Trustees, officers and employees of the Trust who are the adviser’s affiliated persons. All costs and expenses not expressly assumed by the adviser under the advisory agreement are paid by the Funds, including, but not limited to: (a) interest and taxes; (b) brokerage commissions; (c) insurance premiums; (d) compensation and expenses of the Funds’ Trustees other than those affiliated with the adviser; (e) legal and audit expenses; (f) fees and expenses of the Trust’s custodian and transfer agent; (g) expenses incident to the issuance of the Trust’s shares, including stock certificates and issuance of shares on the payment of, or reinvestment of, dividends; (h) fees and expenses incident to the registration under Federal or state securities laws of the Trust or its shares; (i) expenses of preparing, printing and mailing reports and notices and proxy material to the Trust’s shareholders; (j) all other expenses incidental to holding meetings of the Trust’s shareholders; (k) dues or assessments of or contributions to the Investment Company Institute or its successor, or other industry organizations; (l) such non-recurring expenses as may arise, including litigation affecting the Trust and the legal obligations that the Trust may have to indemnify its officers and Trustees with respect thereto; and (m) all expenses that the Trust agrees to bear in any distribution agreement or in any plan adopted by the Trust pursuant to Rule 12b-1 under the Act.

The advisory agreement and subadvisory agreements will continue in effect from year to year only so long as such continuances are specifically approved at least annually by the Board of Trustees. The vote for approval must include the approval of a majority of the Trustees who are not interested persons (as defined in the Act). The advisory and subadvisory agreements terminate automatically upon assignment. With respect to a particular Fund, the advisory or subadvisory agreement, if any, is terminable at any time without penalty by the Board of Trustees or by the vote of a majority of the outstanding shares of such Fund. The adviser may terminate the agreement on 60 days written notice to the Trust.

Advisory Fees

The advisory contract between Thrivent Asset Mgt. and the Trust provides for the following advisory fees for each class of shares of a Fund, expressed as an annual rate of average daily net assets:

Thrivent Aggressive Allocation Fund1

0.15 of 1% on the first $500 million of average daily net assets and 0.125 of 1% of average daily net assets over $500 million.

Thrivent Moderately Aggressive Allocation Fund2

0.15 of 1% on the first $500 million of average daily net assets and 0.125 of 1% of average daily net assets over $500 million.

Thrivent Moderate Allocation Fund3

0.15 of 1% on the first $500 million of average daily net assets and 0.125 of 1% of average daily net assets over $500 million.

Thrivent Moderately Conservative Allocation Fund4

0.15 of 1% on the first $500 million of average daily net assets and 0.125 of 1% of average daily net assets over $500 million.

Thrivent Technology Fund5

0.75 of 1% of average daily net assets.

Thrivent Partner Small Cap Growth Fund6

0.90 of 1% on the first $500 million of average daily net assets and 0.80 of 1% of average daily net assets over $500 million.

Thrivent Partner Small Cap Value Fund7

0.70 of 1% of the average daily net assets.

Thrivent Small Cap Stock Fund

0.70 of 1% on the first $200 million of average daily net assets, 0.65 of 1% of average daily net assets of the next $800 million of average daily net assets, 0.60 of 1% on the next $1.5 billion of average daily net assets; 0.55 of 1% on the next $2.5 billion of average daily net assets; and 0.525 of 1% of average daily net assets over $5 billion.

Thrivent Small Cap Index Fund8

0.25 of 1% of average daily net assets.

Thrivent Mid Cap Growth Fund

0.45 of 1% on the first $100 million of average daily net assets, 0.40 of 1% of daily net assets of the next $150 million of average daily net assets, 0.35 of 1% on the next $250 million of average daily net assets, 0.30 of 1% on the next $500 million of average daily net assets, and 0.25 of 1% of average net assets over $1 billion.

Thrivent Partner Mid Cap Value Fund9

0.75 of 1% on the first $250 million of average daily net assets and 0.70 of 1% of average daily net assets over $250 million.

Thrivent Mid Cap Stock Fund

0.70 of 1% on the first $200 million of average daily net assets, 0.65 of 1% of average daily net assets of the next $800 million of average daily net assets, 0.60 of 1% on the next $1.5 billion of average daily net assets, 0.55 of 1% on the next $2.5 billion of average daily net assets, and 0.525 of 1% of average daily net assets over $5 billion.

Thrivent Mid Cap Index Fund10

0.25 of 1% of average daily net assets.

Thrivent Mid Cap Index Fund-I

0.25 of 1% on the first $50 million of average daily net assets and 0.20 of 1% of average daily net assets over $50 million.

Thrivent Partner International Stock Fund

0.65 of 1% on the first $50 million of average daily net assets and 0.60 of 1% of average daily net assets over $50 million.

Thrivent Large Cap Growth Fund11

0.75 of 1% on the first $500 million of average daily net assets, 0.70 of 1% on the next $500 million of average daily net assets, 0.65 of 1% on the next $1.5 billion of average daily net assets, 0.60 of 1% on the next $2.5 billion of average daily net assets, and 0.575 of 1% of average daily net assets over $5 billion.

Thrivent Large Cap Value Fund

0.45 of 1% of average daily net assets.

Thrivent Large Cap Stock Fund12

0.65 of 1% on the first $500 million of average daily net assets, 0.575 of 1% on the next $500 million of average daily net assets, and 0.50 of 1% on the next $1 billion of average daily net assets, 0.475 of 1% on the next $500 million of average daily net assets, 0.45 of 1% on the next $2.5 billion of average daily net assets, and 0.425 of 1% of average daily net assets over $5 billion.

Thrivent Large Cap Index Fund13

0.25 of 1% of average daily net assets.

Thrivent Large Cap Index Fund-I

0.25 of 1% on the first $50 million of average daily net assets and 0.175 of 1% of average daily net assets over $50 million.

Thrivent Real Estate Securities Fund14

0.80 of 1% on the first $500 million of average daily net assets and 0.75 of 1% of average daily net assets over $500 million.

Thrivent Balanced Fund

0.55 of 1% on the first $500 million of average daily net assets, 0.50 of 1% on the next $500 million of average daily net assets, 0.475 of 1% on the next $1.5 billion of average daily net assets, 0.45 of 1% on the next $2.5 billion of average daily net assets, and 0.425 of 1% of average daily net assets over $5 billion.

Thrivent High Yield Fund15

0.40 of 1% on the first $500 million of average daily net assets, 0.35 of 1% on the next $500 million of average daily net assets, and 0.30 of 1 % of average net assets over $1 billion.

Thrivent Diversified Income Plus Fund16

0.55 of 1% of average daily net assets.

Thrivent Municipal Bond Fund17

0.45 on the first $500 million of 1% of average daily assets, 0.40 of 1% on the next $500 million of average daily net assets, 0.35 of 1% on the next $1.5 billion of average daily net assets, 0.325 of 1% on the next $2.5 billion of average daily net assets, and 0.30 of 1% of average daily net assets over $5 billion.

Thrivent Income Fund18

0.35 of 1% on the first $500 million of average daily net assets, 0.325 of 1% on the next $500 million of average daily net assets, and 0.30 of 1% of daily net assets over $1 billion.

Thrivent Core Bond Fund19

0.45 of 1% on the first $500 million of average daily net assets, 0.40 of 1% on the next $500 million of average daily net assets, 0.375 of 1% on the next $1.5 billion of average daily net assets, 0.35 of 1% on the next $2.5 billion of average daily net assets, and 0.325 of 1% of average daily net assets over $5 billion.

Thrivent Limited Maturity Bond Fund20

0.30 of 1% on the first $500 million of average daily net assets, 0.275 of 1% on the next $500 million of average daily net assets, and 0.25 of 1% of daily net assets over $1 billion.

Thrivent Money Market Fund21

0.50 of 1% on the first $500 million of average daily net assets, 0.40 of 1% on the next $250 million of average daily net assets, 0.35 of 1% on the next $250 million of average daily net assets, 0.325 of 1% on the next $1.5 billion of average daily net assets, 0.30 of 1% on the next $2.5 billion of average daily net assets, and 0.275 of 1% of average daily net assets over $5 billion.

[1]

The Adviser has contractually agreed, through at least February 28, 2008, to waive certain fees and/or reimburse certain expenses associated with the Class A shares of the Thrivent Aggressive Allocation Fund in order to limit the Net Annual Fund Operating Expenses to an annual rate of 0.50% of the average daily net assets of the Class A shares.

[2]

The Adviser has contractually agreed, through at least February 28, 2008, to waive certain fees and/or reimburse certain expenses associated with the Class A shares of the Thrivent Moderately Aggressive Allocation Fund in order to limit the Net Annual Fund Operating Expenses to an annual rate of 0.48% of the average daily net assets of the Class A shares.

[3]

The Adviser has contractually agreed, through at least February 28, 2008, to waive certain fees and/or reimburse certain expenses associated with the Class A shares of the Thrivent Moderate Allocation Fund in order to limit the Net Annual Fund Operating Expenses to an annual rate of 0.48% of the average daily net assets of the Class A shares.

[4]

The Adviser has contractually agreed, through at least February 28, 2008, to waive certain fees and/or reimburse certain expenses associated with the Class A shares of the Thrivent Moderately Conservative Allocation Fund in order to limit the Net Annual Fund Operating Expenses to an annual rate of 0.45% of the average daily net assets of the Class A shares.

[5]

The Adviser has voluntarily agreed to temporarily reimburse certain expenses associated with the Class B shares of the Fund equal in the aggregate to 1.00% of the average daily net assets of the Class B shares. This voluntary reimbursement may be discontinued at any time. Additionally, the Adviser has contractually agreed, through at least February 28, 2008, to waive certain fees an/or reimburse certain expenses associated with the Class A shares of the Thrivent Technology Fund in order to limit the Net Annual Fund Operating Expenses to an annual rate of 1.47% of the average daily net assets of the Class A shares.

[6]

The Adviser has contractually agreed, through at least February 28, 2008, to waive certain fees and/or reimburse certain expenses associated with the Class A shares of the Thrivent Partner Small Cap Growth Fund in order to limit the Net Annual Fund Operating Expenses to an annual rate of 1.45% of the average daily net assets of the Class A shares.

[7]

The Adviser has voluntarily agreed to temporarily reimburse certain expenses associated with the Fund equal in the aggregate to 0.10% of the average daily net assets of the Fund. This voluntary reimbursement may be discontinued at any time.

[8]

The Adviser has contractually agreed, through at least February 28, 2008, to waive certain fees and/or reimburse certain expenses (including management fees) associated with the Thrivent Small Cap Index Fund in order to limit the Net Annual Fund Operating Expenses to an annual rate of 0.95% of the average daily net assets of the Fund.

[9]

The Adviser has contractually agreed, through at least February 28, 2008, to waive certain fees and/or reimburse certain expenses associated with the Class A shares of the Thrivent Partner Mid Cap Value Fund in order to limit the Net Annual Fund Operating Expenses to an annual rate of 1.25% of the average daily net assets of the Class A shares.

[10]

The Adviser has contractually agreed, through at least February 28, 2008, to waive certain fees and/or reimburse certain expenses (including management fees) associated with the Thrivent Mid Cap Index Fund in order to limit the Net Annual Fund Operating Expenses to an annual rate of 0.90% of the average daily net assets of the Fund.

[11]

The Adviser has contractually agreed, through at least February 28, 2008, to waive certain fees and/or reimburse certain expenses associated with the Class A shares of the Thrivent Large Cap Growth Fund in order to limit the Net Annual Fund Operating Expenses to an annual rate of 1.17% of the average daily net assets of the Class A shares. Additionally, the Adviser has voluntarily agreed to temporarily reimburse certain expenses associated with the Class B shares of the Fund equal in aggregate to 0.80% of the average daily net assets of the Class B shares. This voluntary reimbursement may be discontinued at any time.

[12]

The Adviser has voluntarily agreed, as long as Class B shares remain outstanding in the Thrivent Large Cap Stock Fund, to waive certain fees and/or reimburse certain expenses associated with the Class B shares in order to limit the Net Annual Fund Operating Expenses to an annual rate of 1.89% of the average daily net assets of the Class B shares.

[13]

The Adviser has contractually agreed, through at least February 28, 2008, to waive certain fees and/or reimburse certain expenses (including management fees) associated with the Thrivent Large Cap Index Fund in order to limit the Net Annual Fund Operating Expenses to an annual rate of 0.60% of the average daily net assets of the Fund.

[14]

The Adviser has contractually agreed, through at least February 28, 2008, to waive certain fees and/or reimburse certain expenses associated with the Class A shares of the Thrivent Real Estate Securities Fund in order to limit the Net Annual Fund Operating Expenses to an annual rate of 1.25% of the average daily net assets of the Class A shares.

[15]

The Adviser has voluntarily agreed, as long as Class B shares remain outstanding in the Thrivent High Yield Fund, to waive certain fees and/or reimburse certain expenses associated with the Class B shares in order to limit the Net Annual Fund Operating Expenses to an annual rate of 1.73% of the average daily net assets of the Class B shares.

[16]

The Adviser has contractually agreed, through at least February 28, 2008, to reimburse certain expenses associated with the Thrivent Diversified Income Plus Fund equal in the aggregate to 0.16% of the average daily net assets of the Fund.

[17]

The Adviser has voluntarily agreed, as long as Class B shares remain outstanding in the Thrivent Municipal Bond Fund, to waive certain fees and/or reimburse certain expenses associated with the Class B shares in order to limit the Net Annual Fund Operating Expenses to an annual rate of 1.50% of the average daily net assets of the Class B shares.

[18]

The Adviser has voluntarily agreed, as long as Class B shares remain outstanding in the Thrivent Income Fund, to waive certain fees and/or reimburse certain expenses associated with the Class B shares in order to limit the Net Annual Fund Operating Expenses to an annual rate of 1.63% of the average daily net assets of the Class B shares.

[19]

The Adviser has voluntarily agreed, as long as Class B shares remain outstanding in the Thrivent Core Bond Fund, to waive certain fees and/or reimburse certain expenses associated with the Class B shares in order to limit the Net Annual Fund Operating Expenses to an annual rate of 1.95% of the average daily net assets of the Class B shares.

[20]

The Adviser has voluntarily agreed, as long as Class B shares remain outstanding in the Thrivent Limited Maturity Bond Fund, to waive certain fees and/or reimburse certain expenses associated with the Class B shares in order to limit the Net Annual Fund Operating Expenses to an annual rate of 0.89% of the average daily net assets of the Class B shares.

[21]

The Adviser has voluntarily agreed to temporarily reimburse certain expenses (including management fees) associated with the Class A and Class B shares of the Thrivent Money Market Fund equal in the aggregate to 0.20% of the average daily net assets of the Class A shares and 0.10% of the average daily net assets of the Class B shares. These voluntary reimbursements may be discontinued at any time. Additionally, the Adviser has voluntarily agreed, as long as Class B shares remain outstanding in the Thrivent Money Market Fund, to waive certain fees and/or reimburse certain expenses associated with the Class B shares in order to limit the Net Annual Fund Operating Expenses to an annual rate of 1.01% of the average daily net assets of the Class B shares.

Certain of the Funds invest their short-term assets in Thrivent Money Market Fund. For any Fund with short-term investments in Thrivent Money Market Fund, Thrivent Asset Mgt. reimburses an amount equal to the smaller of the amount of the advisory fee for that Fund or the amount of the advisory fee which is charged to the Fund for its investment in Thrivent Money Market Fund.

The following two tables show the total dollar amounts for investment advisory services each Fund paid during its past three fiscal years to its investment adviser (before giving effect to any expense reimbursements). The Trust changed its fiscal year-end during 2004 from April 30 to October 31 following the Trust’s merger with the LB Funds. The first table shows the amounts paid by those Funds that previously had fiscal years ending April 30, including the amounts those Funds paid for investment advisory services for the six-month period ending October 31, 2004, while the second table shows the amounts paid by the Funds that commenced operations during 2005 and those Funds which previously had fiscal year-ends on October 31.

Fund	10/31/06	10/31/05	10/31/04	4/30/04
Thrivent Technology Fund	$357,908	$377,620	$181,187	$343,997
Thrivent Partner Small Cap Value Fund	$797,759	$661,561	$249,352	$361,257
Thrivent Small Cap Stock Fund	$3,592,513	$3,174,941	$1,408,350	$2,544,598
Thrivent Small Cap Index Fund	$122,950	$109,710	$42,321	$78,823
Thrivent Mid Cap Stock Fund	$7,124,935	$6,275,088	$2,811,970	$5,331,519
Thrivent Mid Cap Index Fund	$161,415	$145,884	$57,180	$91,787
Thrivent Mid Cap Index Fund-I	$58,787	$49,243	$24,332	$69,296
Thrivent Large Cap Stock Fund	$18,007,504	$18,985,434	$8,782,658	$15,870,199
Thrivent Large Cap Index Fund	$232,820	$226,679	$84,594	$107,033
Thrivent Large Cap Index Fund-I	$79,020	$79,352	$36,898	$70,363
Thrivent Balanced Fund	$2,038,524	$2,232,960	$1,110,245	$2,244,059
Thrivent Diversified Income Plus Fund	$681,504	$782,416	$400,174	$754,661
Thrivent Core Bond Fund	$1,952,267	$2,225,839	$1,139,115	$2,403,981
Thrivent Money Market Fund	$4,571,049	$4,110,828	$1,549,772	$2,063,046

Fund	10/31/06	10/31/05	10/31/04
Thrivent Aggressive Allocation Fund	$182,283	$6,128	N/A
Thrivent Moderately Aggressive Allocation Fund	$388,254	$14,542	N/A
Thrivent Moderate Allocation Fund	$392,560	$17,379	N/A
Thrivent Moderately Conservative Allocation Fund	$143,391	$7,826	N/A
Thrivent Partner Small Cap Growth Fund	$256,250	$35,513	N/A
Thrivent Mid Cap Growth Fund	$1,334,134	$1,286,376	$854,879
Thrivent Partner Mid Cap Value Fund	$150,151	$17,142	N/A
Thrivent Partner International Stock Fund	$2,864,798	$1,981,148	$989,064
Thrivent Large Cap Growth Fund	$1,986,703	$1,045,753	$376,750
Thrivent Large Cap Value Fund	$2,011,008	$1,653,233	$550,642
Thrivent Real Estate Securities Fund*	$375,914	$59,559	N/A
Thrivent High Yield Fund	$2,413,104	$2,459,162	$2,462,532
Thrivent Municipal Bond Fund	$5,134,080	$5,284,435	$3,058,436
Thrivent Income Fund	$2,136,287	$2,123,019	$2,219,049
Thrivent Limited Maturity Bond Fund	$655,263	$433,361	$366,129

*	For the year ended December 31, 2006, and period from June 30, 2005 through December 31, 2005, respectively.

The next two tables show the total expenses reimbursed with respect to the Funds for the last three fiscal years. The first table shows the amounts of reimbursements for those Funds that previously had fiscal years ending April 30, including the amounts reimbursed to those Funds for the six-month period ending October 31, 2004, while the second table shows the amounts of reimbursements for the Funds that commenced operations during 2005 and those Funds which previously had fiscal year-ends on October 31.

Fund	10/31/06	10/31/05	10/31/04	4/30/04
Thrivent Technology Fund	$248,362	$264,505	$128,740	$382,530
Thrivent Partner Small Cap Value Fund	$590,106	$482,939	$181,168	$270,371
Thrivent Small Cap Stock Fund	$98,186	$91,661	$32,945	$60,648
Thrivent Small Cap Index Fund	$69,934	$100,903	$71,221	$67,245
Thrivent Mid Cap Stock Fund	$116,255	$116,321	$32,366	$59,248
Thrivent Mid Cap Index Fund	$66,709	$98,558	$71,430	$61,592
Thrivent Mid Cap Index Fund-I	$1,688	$1,608	$653	$2,027
Thrivent Large Cap Stock Fund	$374,227	$471,237	$152,062	$48,587
Thrivent Large Cap Index Fund	$290,389	$305,910	$173,937	$324,831
Thrivent Large Cap Index Fund-I	$1,852	$1,850	$895	$2,130
Thrivent Balanced Fund	$64,984	$85,374	$29,513	$56,079
Thrivent Diversified Income Plus Fund	$212,977	$243,756	$47,629	0
Thrivent Core Bond Fund	$85,736	$108,200	$30,710	$50,241
Thrivent Money Market Fund	$1,697,072	$942,265	$330,066	$336,749

Fund	10/31/06	10/31/05	10/31/04
Thrivent Aggressive Allocation Fund	$865,539	$30,230	N/A
Thrivent Moderately Aggressive Allocation Fund	$1,527,132	$57,199	N/A
Thrivent Moderate Allocation Fund	$1,478,157	$72,992	N/A
Thrivent Moderately Conservative Allocation Fund	$610,615	$45,392	N/A
Thrivent Partner Small Cap Growth Fund	$231,376	$32,024	N/A
Thrivent Mid Cap Growth Fund	$50,992	$84,663	$16,964
Thrivent Partner Mid Cap Value Fund	$304,513	$34,975	N/A
Thrivent Partner International Stock Fund	$36,846	$21,810	$12,602
Thrivent Large Cap Growth Fund	$2,147,728	$1,129,074	$772,892
Thrivent Large Cap Value Fund	$85,912	$42,410	$314,134
Thrivent Real Estate Securities Fund*	$509,321	$94,002	N/A
Thrivent High Yield Fund	$116,942	$130,636	$39,178
Thrivent Municipal Bond Fund	$32,936	$40,826	$15,905
Thrivent Income Fund	$142,481	$155,689	$65,279
Thrivent Limited Maturity Bond Fund	$27,048	$21,035	$160,847

*	For the year ended December 31, 2006, and period from June 30, 2005 through December 31, 2005, respectively.

Subadvisory Fees

Thrivent Asset Mgt. pays Turner an annual subadvisory fee for the performance of subadvisory services for Thrivent Partner Small Cap Growth Fund. The fee payable is equal to 0.650% of Thrivent Partner Small Cap Growth Fund’s average daily net assets managed by Turner. Turner was paid $93,061 for its subadvisory services in the year ended October 31, 2006.

Thrivent Asset Mgt. pays Transamerica an annual subadvisory fee for the performance of subadvisory services for Thrivent Partner Small Cap Growth Fund. The fee payable is equal to 0.50% of Thrivent Partner Small Cap Growth Fund’s average daily net assets managed by Transamerica. Transamerica was paid $70,776 for its subadvisory services in the year ended October 31, 2006.

Thrivent Asset Mgt. pays T. Rowe Price an annual subadvisory fee for the performance of subadvisory services for Thrivent Partner Small Cap Value Fund. The fee payable is equal to 0.60% of Thrivent Partner Small Cap Value Fund’s average daily net assets. T. Rowe Price was paid $683,793 for its subadvisory services in the year ended October 31, 2006.

Thrivent Asset Mgt. pays GSAM an annual subadvisory fee for the performance of subadvisory services for Thrivent Partner Mid Cap Value Fund. The fee payable is equal to 0.50% of the first $250 million of the average daily net assets managed by GSAM and 0.45% of average daily net assets managed by GSAM in excess of $250 million. For purposes of calculating this breakpoint, the average daily net assets of the Thrivent Partner Mid Cap Value Fund are aggregated with the average daily net assets of the Thrivent Partner Mid Cap Value Portfolio, a series of the Thrivent Series Fund, Inc., for which GSAM also acts as subadviser. Thrivent Partner Mid Cap Value Portfolio will be included in determining breakpoints for the assets managed by GSAM. GSAM was paid $99,468 for its subadvisory services in the year ended October 31, 2006.

Thrivent Asset Mgt pays Mercator an annual subadvisory fee for the performance of subadvisory services for Thrivent Partner International Stock Fund. The fee payable is equal to 0.75% of the first $25 million of average daily net assets managed by Mercator, 0.60% of the next $25 million of average daily net assets, 0.55% of the next $25 million of average daily net assets, 0.50% of the next $225 million of average daily net assets, 0.40% of the next $200 million of average daily net assets and 0.20% of average daily net assets over $500 million. Thrivent Asset Mgt. paid Mercator the following amounts for subadvisory services during the last two years: $766,744 for the year ended October 31, 2005 and $1,099,197 for the year ended October 31, 2006.

Thrivent Asset Mgt. pays Principal an annual subadvisory fee for the performance of subadvisory services for Thrivent Partner International Stock Fund. The fee payable is equal to 0.35% of the first $500 million of average daily net assets managed by Principal, 0.30% of the next $500 million of average daily net assets and 0.25% of the average daily net assets over $1.0 billion.

For purposes of determining breakpoints, assets invested in the Thrivent Partner International Stock Portfolio of Thrivent Series Fund, Inc. will be included in determining average daily net assets.

Code of Ethics

The Trust, Thrivent Asset Mgt., Turner, Transamerica, T. Rowe Price, GSAM, Mercator, and Principal have each adopted a code of ethics pursuant to the requirements of the 1940 Act. Under the Codes of Ethics, personnel are only permitted to engage in personal securities transactions in accordance with certain conditions relating to such person's position, the identity of the security, the timing of the transaction, and similar factors. Transactions in securities that may be held by the Funds are permitted, subject to compliance with applicable provisions of the Code. Personal securities transactions must be reported quarterly and broker confirmations of such transactions must be provided for review.

Proxy Voting Policies

The Trust has adopted the proxy voting policies of Thrivent Financial and Thrivent Asset Mgt. Those policies, and the proxy voting policies of its subadvisers, are included in Appendix A.

UNDERWRITING AND DISTRIBUTION SERVICES

The Funds’ principal underwriter and distributor, Thrivent Investment Mgt., is a Delaware corporation organized in 1986. Thrivent Investment Mgt. is an indirect wholly-owned subsidiary of Thrivent Financial and is located at 625 Fourth Avenue South, Minneapolis, Minnesota 55415. The officers and directors of Thrivent Investment Mgt. who are affiliated with the Trust were previously set forth in this Statement of Additional Information under “Investment Advisers, Investment Subadvisers And Portfolio Managers”. Under an amended Distribution Contract dated June 15, 1997, as amended (the “Distribution Contract”), Thrivent Investment Mgt. is granted the right to sell shares of the Funds as agent for the Trust. Thrivent Investment Mgt. offers the Funds’ shares for sale on a continuous basis through its sales force and has agreed to use its best efforts to secure purchasers for the shares of the Funds.

The Distribution Contract was initially approved by the Board of Trustees including a majority of the Independent Trustees, on June 15, 1997, and will continue in effect from year to year so long as its continuance is approved at least annually by the Board of Trustees, including the Independent Trustees.

Underwriting Commissions

The tables below provide the total dollar amount of underwriting commissions received (none of which was retained) by Thrivent Investment Mgt. for the past three fiscal years of the Funds. For those Funds that previously had fiscal years ending April 30, the tables include the underwriting commissions received for the six-month period ending October 31, 2004. Thrivent Investment Mgt. does not receive compensation in connection with redemptions and repurchases or brokerage commissions.

Underwriting Commissions

Class A Shares

Thrivent Aggressive Allocation Fund	Aggregate Commissions
10/31/06	$2,123,107
10/31/05	$231,930

Thrivent Moderately Aggressive Allocation Fund	Aggregate Commissions
10/31/06	$4,947,022
10/31/05	$603,277

Thrivent Moderate Allocation Fund	Aggregate Commissions
10/31/06	$5,704,451
10/31/05	$919,406

Thrivent Moderately Conservative Allocation Fund	Aggregate Commissions
10/31/06	$1,414,206
10/31/05	$545,610

Thrivent Technology Fund	Aggregate Commissions
10/31/06	$140,072
10/31/05	$213,690
10/31/04	$98,186
4/30/04	$303,036

Thrivent Partner Small Cap Growth Fund	Aggregate Commissions
10/31/06	$21,989
10/31/05	$3,014

Thrivent Partner Small Cap Value Fund	Aggregate Commissions
10/31/06	$249,463
10/31/05	$465,481
10/31/04	$210,045
4/30/04	$374,794

Thrivent Small Cap Stock Fund	Aggregate Commissions
10/31/06	$959,655
10/31/05	$1,265,523
10/31/04	$490,167
4/30/04	$1,163,933

Thrivent Small Cap Index Fund	Aggregate Commissions
10/31/06	$166,580
10/31/05	$311,129
10/31/04	$133,178
4/30/04	$215,589

Thrivent Mid Cap Growth Fund	Aggregate Commissions
10/31/06	$566,028
10/31/05	$824,744
10/31/04	$508,978

Thrivent Partner Mid Cap Value Fund	Aggregate Commissions
10/31/06	$25,671
10/31/05	$9,744

Thrivent Mid Cap Stock Fund	Aggregate Commissions
10/31/06	$1,568,955
10/31/05	$1,746,711
10/31/04	$687,638
4/30/04	$1,659,377

Thrivent Mid Cap Index Fund	Aggregate Commissions
10/31/06	$202,386
10/31/05	$378,092
10/31/04	$188,342
4/30/04	$298,345

Thrivent Partner International Stock Fund	Aggregate Commissions
10/31/06	$779,326
10/31/05	$1,353,715
10/31/04	$431,405
4/30/04	$123,938

Thrivent Large Cap Growth Fund	Aggregate Commissions
10/31/06	$575,940
10/31/05	$1,191,006
10/31/04	$320,838

Thrivent Large Cap Value Fund	Aggregate Commissions
10/31/06	$532,855
10/31/05	$1,062,570
10/31/04	$387,542

Thrivent Large Cap Stock Fund	Aggregate Commissions
10/31/06	$3,784,101
10/31/05	$5,448,899
10/31/04	$2,397,637
4/30/04	$5,362,828

Thrivent Large Cap Index Fund	Aggregate Commissions
10/31/06	$299,119
10/31/05	$721,366
10/31/04	$387,099
4/30/04	$549,571

Thrivent Real Estate Securities Fund	Aggregate Commissions
12/31/06	$127,543
12/31/05	$45,769

Thrivent Balanced Fund	Aggregate Commissions
10/31/06	$524,019
10/31/05	$1,208,699
10/31/04	$598,184
4/30/04	$1,211,572

Thrivent High Yield Fund	Aggregate Commissions
10/31/06	$865,592
10/31/05	$1,349,818
10/31/04	$1,514,207

Thrivent Diversified Income Plus Fund	Aggregate Commissions
10/31/06	$532,619
10/31/05	$227,855
10/31/04	$222,191
4/30/04	$725,095

Thrivent Municipal Bond Fund	Aggregate Commissions
10/31/06	$2,165,566
10/31/05	$3,023,941
10/31/04	$1,067,971

Thrivent Income Fund	Aggregate Commissions
10/31/06	$492,233
10/31/05	$950,376
10/31/04	$712,317

Thrivent Core Bond Fund	Aggregate Commissions
10/31/06	$412,298
10/31/05	$925,023
10/31/04	$585,792
4/30/04	$1,274,413

Thrivent Limited Maturity Bond Fund	Aggregate Commissions
10/31/06	$0
10/31/05	$0
10/31/04	$0

Thrivent Money Market Fund	Aggregate Commissions
10/31/06	$1,094
10/31/05	$643
10/31/04	$0
4/30/04	$125

Underwriting Commissions

Class B Shares

Thrivent Technology Fund	Aggregate Commissions
10/31/06	$4,256
10/31/05	$9,289
10/31/04	$3,221
4/30/04	$4,219

Thrivent Partner Small Cap Value Fund	Aggregate Commissions
10/31/06	$5,941
10/31/05	$9,799
10/31/04	$1,827
4/30/04	$2,461

Thrivent Small Cap Stock Fund	Aggregate Commissions
10/31/06	$13,743
10/31/05	$24,890
10/31/04	$15,393
4/30/04	$26,867

Thrivent Small Cap Index Fund	Aggregate Commissions
10/31/06	$0
10/31/05	$0
10/31/04	$10
4/30/04	$2,110

Thrivent Mid Cap Growth Fund	Aggregate Commissions
10/31/06	$44,973
10/31/05	$84,908
10/31/04	$70,140

Thrivent Mid Cap Stock Fund	Aggregate Commissions
10/31/06	$18,071
10/31/05	$28,327
10/31/04	$12,250
4/30/04	$26,201

Thrivent Mid Cap Index Fund	Aggregate Commissions
10/31/06	$0
10/31/05	$0
10/31/04	$0
4/30/04	$4,587

Thrivent Partner International Stock Fund	Aggregate Commissions
10/31/06	$16,257
10/31/05	$26,648
10/31/04	$11,729

Thrivent Large Cap Growth Fund	Aggregate Commissions
10/31/06	$20,382
10/31/05	$28,292
10/31/04	$9,984

Thrivent Large Cap Value Fund	Aggregate Commissions
10/31/06	$18,663
10/31/05	$28,656
10/31/04	$11,531

Thrivent Large Cap Stock Fund	Aggregate Commissions
10/31/06	$99,890
10/31/05	$177,899
10/31/04	$86,301
4/30/04	$106,280

Thrivent Large Cap Index Fund	Aggregate Commissions
10/31/06	$0
10/31/05	$0
10/31/04	$0
4/30/04	$5,227

Thrivent Balanced Fund	Aggregate Commissions
10/31/06	$16,758
10/31/05	$44,024
10/31/04	$13,068
4/30/04	$23,689

Thrivent High Yield Fund	Aggregate Commissions
10/31/06	$35,161
10/31/05	$53,185
10/31/04	$54,265

Thrivent Diversified Income Plus Fund	Aggregate Commissions
10/31/06	$7,887
10/31/05	$9,597
10/31/04	$4,427
4/30/04	$7,370

Thrivent Municipal Bond Fund	Aggregate Commissions
10/31/06	$31,299
10/31/05	$62,802
10/31/04	$32,355

Thrivent Income Fund	Aggregate Commissions
10/31/06	$31,382
10/31/05	$52,056
10/31/04	$59,466

Thrivent Core Bond Fund	Aggregate Commissions
10/31/06	$20,498
10/31/05	$20,788
10/31/04	$16,567
4/30/04	$36,679

Thrivent Limited Maturity Bond Fund	Aggregate Commissions
10/31/06	$5,734
10/31/05	$3,640
10/31/04	$0

Thrivent Money Market Fund	Aggregate Commissions
10/31/06	$7,243
10/31/05	$10,860
10/31/04	$18,910
4/30/04	$12,709

12b-1 Distribution Plan

The Trust has adopted a Distribution Plan and Agreement pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”) with respect to the Class A and Class B shares of each Fund. The 12b-1 Plan permits, among other things, payment by each such Fund for the purpose of:

•

paying compensation to registered representatives or other employees of the Thrivent Investment Mgt. who engage in or support distribution of the Funds; making payment of sales commissions, ongoing commissions and other payments to brokers, dealers, financial institutions or others who sell shares pursuant to Selling Agreements;

•	reimbursing expenses (including overhead and telephone expenses) of Thrivent Investment Mgt.;

•

providing training, marketing and support to dealers and others with respect to the sale of Fund shares; preparation, printing, and distribution of prospectuses, statements of additional information, and shareholder reports; organizing and conducting sales seminars and making payments in the form of transactional compensation or promotional incentives; receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports; providing facilities to answer questions from prospective investors about the Funds, assisting investors in completing application forms and selecting dividend and other account options, and providing other reasonable assistance in connection with the distribution of the Funds; and

•

providing payment of expenses relating to the formulation and implementation of marketing strategies and promotional activities such as direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; the preparation, printing and distribution of sales literature; the preparation, printing and distribution of prospectuses of the Trust and reports for recipients other than existing shareholders of the Trust; and obtaining such information, analyses and reports with respect to marketing and promotional activities and investor accounts as the Trust may, from time to time, deem advisable.

The Trust and the Funds are authorized to engage in the activities listed above, and in other distribution and services activities, either directly or through other persons with which the Trust has entered into agreements pursuant to the 12b-1 Plan.

The 12b-1 Plan provides that it may not be amended to increase materially the costs which a Fund may bear pursuant to the 12b-1 Plan without approval by a 1940 Act Majority Vote of the applicable Class A or Class B shareholders. The 12b-1 Plan also provides that other material amendments of the 12b-1 Plan must be approved by the Trustees, and by the Independent Trustees, by vote cast in person at a meeting called for the purpose of considering such amendments.

While the 12b-1 Plan is in effect, the selection and nomination of the Independent Trustees of the Trust has been committed to the discretion of the Independent Trustees, and any person who acts as legal counsel for the Independent Trustees must be an independent legal counsel. The 12b-1 Plan was approved by the initial shareholders of the Trust on September 13, 1988. It is subject to annual approval, by the Board of Trustees and by the Independent Trustees by vote cast in person at a meeting called for the purpose of voting on the 12b-1 Plan. The 12b-1 Plan is terminable with respect to the either the Class A or the Class B shares of any Fund at any time by a vote of a majority of the Independent Trustees or by 1940 Act Majority Vote of the applicable Class A or Class B shareholders of such Fund. A quarterly report of the amounts expended under the 12b-1 Plan and the purposes for which such expenditures were incurred must be made to the Trustees for their review.

In connection with the services to be provided by Thrivent Investment Mgt. under the Rule 12b-1 Plan, Class A shares of the Funds pay Thrivent Investment Mgt. an aggregate fee for distribution and shareholder servicing equal to an annual rate of 0.25% (0.125% for Thrivent Limited Maturity Bond Fund and Thrivent Money Market Fund) of the average daily net asset value represented by such shares; Class B shares of the Funds pay Thrivent Investment Mgt. an aggregate fee for distribution and shareholder servicing equal to an annual rate of 1.00% (0.25% for Thrivent Limited Maturity Bond Fund and 0.875% for Thrivent Money Market Fund) of the average daily net asset value represented by such shares. The fee is accrued daily and paid monthly. The following table shows the amount paid by the Funds to the distributor under the 12b-1 Plan for the most recent fiscal year and the manner in which this amount was spent.

	Class A Shares	Class B Shares
Thrivent Aggressive Allocation Fund
12b-1 Fees Paid by the Fund	$249,790	—
Expenditures:
Compensation to Registered Representatives	$175,238	—
Other	$196,503	—
Thrivent Moderately Aggressive Allocation Fund
12b-1 Fees Paid by the Fund	$588,293	—
Expenditures:
Compensation to Registered Representatives	$445,693	—
Other	$864,530	—
Thrivent Moderate Allocation Fund
12b-1 Fees Paid by the Fund	$629,516	—
Expenditures:
Compensation to Registered Representatives	$333,785	—
Other	$590,939	—
Thrivent Moderately Conservative Allocation Fund
12b-1 Fees Paid by the Fund	$230,662	—
Expenditures:
Compensation to Registered Representatives	$149,249	—
Other	$231,359	—
Thrivent Technology Fund
12b-1 Fees Paid by the Fund	$106,221	$29,115
Expenditures:
Compensation to Registered Representatives	$55,258	$15,146
Other	$57,632	$15,797
Thrivent Partner Small Cap Growth Fund
12b-1 Fees Paid by the Fund	$27,836	—
Expenditures:
Compensation to Registered Representatives	$26,888	—
Other	$15,303	—

	Class A Shares	Class B Shares
Thrivent Partner Small Cap Value Fund
12b-1 Fees Paid by the Fund	$194,557	$56,892
Expenditures:
Compensation to Registered Representatives	$106,315	$31,088
Other	$108,080	$31,604
Thrivent Small Cap Stock Fund
12b-1 Fees Paid by the Fund	$1,164,283	$188,017
Expenditures:
Compensation to Registered Representatives	$594,543	$96,011
Other	$609,543	$98,434
Thrivent Small Cap Index Fund
12b-1 Fees Paid by the Fund	$122,950	—
Expenditures:
Compensation to Registered Representatives	$62,288	—
Other	$68,691	—
Thrivent Mid Cap Growth Fund
12b-1 Fees Paid by the Fund	$691,680	$320,155
Expenditures:
Compensation to Registered Representatives	$350,314	$162,148
Other	$368,452	$170,543
Thrivent Partner Mid Cap Value Fund
12b-1 Fees Paid by the Fund	$15,702	—
Expenditures:
Compensation to Registered Representatives	$19,198	—
Other	$11,916	—
Thrivent Mid Cap Stock Fund
12b-1 Fees Paid by the Fund	$2,455,859	$217,266
Expenditures:
Compensation to Registered Representatives	$1,258,197	$111,311
Other	$1,217,171	$107,681
Thrivent Mid Cap Index Fund
12b-1 Fees Paid by the Fund	$161,415	—
Expenditures:
Compensation to Registered Representatives	$91,216	—
Other	$127,154	—
Thrivent Partner International Stock Fund
12b-1 Fees Paid by the Fund	$827,422	$155,659
Expenditures:
Compensation to Registered Representatives	$483,505	$90,959
Other	$500,140	$94,089
Thrivent Large Cap Growth Fund
12b-1 Fees Paid by the Fund	$334,908	$139,241
Expenditures:
Compensation to Registered Representatives	$242,327	$100,750
Other	$218,894	$91,008
Thrivent Large Cap Value Fund
12b-1 Fees Paid by the Fund	$822,119	$159,454
Expenditures:
Compensation to Registered Representatives	$481,664	$93,421
Other	$466,071	$90,397

	Class A Shares	Class B Shares
Thrivent Large Cap Stock Fund
12b-1 Fees Paid by the Fund	$8,078,368	$801,624
Expenditures:
Compensation to Registered Representatives	$4,379,200	$434,552
Other	$3,988,450	$395,778
Thrivent Large Cap Index Fund
12b-1 Fees Paid by the Fund	$232,820	—
Expenditures:
Compensation to Registered Representatives	$128,294	—
Other	$166,022	—
Thrivent Real Estate Securities Fund
12b-1 Fees Paid by the Fund	$40,967	—
Expenditures:
Compensation to Registered Representatives	$45,542	—
Other	$36,974	—
Thrivent Balanced Fund
12b-1 Fees Paid by the Fund	$665,684	$118,002
Expenditures:
Compensation to Registered Representatives	$426,633	$75,627
Other	$351,771	$62,356
Thrivent High Yield Fund
12b-1 Fees Paid by the Fund	$1,361,168	$196,735
Expenditures:
Compensation to Registered Representatives	$690,143	$99,749
Other	$688,984	$99,581
Thrivent Diversified Income Plus Fund
12b-1 Fees Paid by the Fund	$291,366	$35,775
Expenditures:
Compensation to Registered Representatives	$164,388	$20,184
Other	$204,018	$25,050
Thrivent Municipal Bond Fund
12b-1 Fees Paid by the Fund	$3,041,608	$258,514
Expenditures:
Compensation to Registered Representatives	$1,537,335	$130,662
Other	$1,591,596	$135,274
Thrivent Income Fund
12b-1 Fees Paid by the Fund	$1,241,132	$159,055
Expenditures:
Compensation to Registered Representatives	$687,292	$88,079
Other	$641,188	$82,170
Thrivent Core Bond Fund
12b-1 Fees Paid by the Fund	$940,259	$93,171
Expenditures:
Compensation to Registered Representatives	$604,430	$59,893
Other	$496,128	$49,162
Thrivent Limited Maturity Bond Fund
12b-1 Fees Paid by the Fund	$311,226	$4,789
Expenditures:
Compensation to Registered Representatives	$24,014	$370
Other	$302,762	$4,659

	Class A Shares	Class B Shares
Thrivent Money Market Fund
12b-1 Fees Paid by the Fund	$917,932	$14,109
Expenditures:
Compensation to Registered Representatives	$267,127	$4,106
Other	$755,261	$11,609

OTHER SERVICES

Custodian

The custodian for the Funds is State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110. The custodian is responsible for holding the Funds’ assets.

Transfer Agent

Thrivent Financial Investor Services Inc. (“Thrivent Financial Investor Services”), 625 Fourth Avenue South, Minneapolis, Minnesota 55415, provides transfer agency services necessary to the Funds.

Administration Contract

Thrivent Asset Mgt. provides administrative personnel and services necessary to operate the Funds on a daily basis for a fee equal to 0.02 percent of the Funds’ average daily net assets. The total dollar amounts paid to Thrivent Asset Mgt. (and its affiliated company, Thrivent Financial Investor Services) for administrative services for the last three fiscal years of the Funds (and the six-month period ending October 31, 2004, for those Funds that previously had fiscal years ending April 30) are as follows:

Thrivent Aggressive Allocation Fund
10/31/06	$24,305
10/31/05	$817

Thrivent Moderately Aggressive Allocation Fund
10/31/06	$51,767
10/31/05	$1,939

Thrivent Moderate Allocation Fund
10/31/06	$52,341
10/31/05	$2,317

Thrivent Moderately Conservative Allocation Fund
10/31/06	$19,119
10/31/05	$1,043

Thrivent Technology Fund
10/31/06	$9,544
10/31/05	$10,070
10/31/04	$4,832
4/30/04	$3,445

Thrivent Partner Small Cap Growth Fund
10/31/06	$5,694
10/31/05	$789

Thrivent Partner Small Cap Value Fund
10/31/06	$22,793
10/31/05	$18,902
10/31/04	$7,124
4/30/04	$4,207

Thrivent Small Cap Stock Fund
10/31/06	$107,462
10/31/05	$94,613
10/31/04	$41,783
4/30/04	$27,951

Thrivent Small Cap Index Fund
10/31/06	$9,836
10/31/05	$8,777
10/31/04	$3,386
4/30/04	$2,480

Thrivent Mid Cap Growth Fund
10/31/06	$66,236
10/31/05	$63,507
10/31/04	$40,565

Thrivent Partner Mid Cap Value Fund
10/31/06	$4,004
10/31/05	$457

Thrivent Mid Cap Stock Fund
10/31/06	$217,500
10/31/05	$190,034
10/31/04	$84,971
4/30/04	$57,602

Thrivent Mid Cap Index Fund
10/31/06	$12,913
10/31/05	$11,671
10/31/04	$4,574
4/30/04	$2,812

Thrivent Mid Cap Index Fund-I
10/31/06	$4,703
10/31/05	$3,939
10/31/04	$1,947
4/30/04	$2,107

Thrivent Partner International Stock Fund
10/31/06	$94,660
10/31/05	$65,205
10/31/04	$27,767

Thrivent Large Cap Growth Fund
10/31/06	$52,979
10/31/05	$27,887
10/31/04	$13,104

Thrivent Large Cap Value Fund
10/31/06	$89,378
10/31/05	$73,477
10/31/04	$25,199

Thrivent Large Cap Stock Fund
10/31/06	$700,334
10/31/05	$743,797
10/31/04	$336,741
4/30/04	$201,906

Thrivent Large Cap Index Fund
10/31/06	$18,625
10/31/05	$18,134
10/31/04	$6,768
4/30/04	$3,512

Thrivent Large Cap Index Fund-I
10/31/06	$6,322
10/31/05	$6,348
10/31/04	$2,952
4/30/04	$1,870

Thrivent Real Estate Securities Fund
12/31/06	$9,398
12/31/05	$1,489

Thrivent Balanced Fund
10/31/06	$74,128
10/31/05	$81,199
10/31/04	$40,373
4/30/04	$27,656

Thrivent High Yield Fund
10/31/06	$123,606
10/31/05	$126,238
10/31/04	$126,430

Thrivent Diversified Income Plus Fund
10/31/06	$24,782
10/31/05	$28,451
10/31/04	$14,552
4/30/04	$9,571

Thrivent Municipal Bond Fund
10/31/06	$250,519
10/31/05	$259,111
10/31/04	$169,734

Thrivent Income Fund
10/31/06	$123,771
10/31/05	$122,955
10/31/04	$128,865

Thrivent Core Bond Fund
10/31/06	$86,767
10/31/05	$98,939
10/31/04	$50,649
4/30/04	$34,193

Thrivent Limited Maturity Bond Fund
10/31/06	$43,684
10/31/05	$28,891
10/31/04	$24,409

Thrivent Money Market Fund
10/31/06	$212,150
10/31/05	$184,905
10/31/04	$67,158
4/30/04	$26,026

Accounting Services Agreement

Pursuant to an Accounting Services Agreement (Agreement) between the Funds and Thrivent Financial, effective January 1, 1999, Thrivent Financial provides certain accounting and pricing services to the Funds. These services include calculating the daily net asset value per class share; maintaining original entry documents and books of record and general ledgers; posting cash receipts and disbursements; reconciling bank account balances monthly; recording purchases and sales based on subadviser communications; and preparing monthly and annual summaries to assist in the preparation of financial statements of, and regulatory reports for the Funds.

The principal reason for having Thrivent Financial provide these services is cost. Thrivent Financial has agreed to provide these services at rates that would not exceed the rates charged by unaffiliated vendors for similar services. The payments for the past three fiscal years (and the six-month period ending October 31, 2004, for those Funds that previously had fiscal years ending April 30) are shown below.

Thrivent Aggressive Allocation Fund
10/31/06	$14,336
10/31/05	$5,332

Thrivent Moderately Aggressive Allocation Fund
10/31/06	$14,336
10/31/05	$5,332

Thrivent Moderate Allocation Fund
10/31/06	$14,336
10/31/05	$5,332

Thrivent Moderately Conservative Allocation Fund
10/31/06	$14,336
10/31/05	$5,332

Thrivent Technology Fund
10/31/06	$15,996
10/31/05	$16,830
10/31/04	$10,500
4/30/04	$27,567

Thrivent Partner Small Cap Growth Fund
10/31/06	$15,004
10/31/05	$6,668

Thrivent Partner Small Cap Value Fund
10/31/06	$18,000
10/31/05	$18,500
10/31/04	$10,500
4/30/04	$27,600

Thrivent Small Cap Stock Fund
10/31/06	$41,666
10/31/05	$40,830
10/31/04	$22,500
4/30/04	$56,525

Thrivent Small Cap Index Fund
10/31/06	$13,994
10/31/05	$14,504
10/31/04	$8,502
4/30/04	$26,225

Thrivent Mid Cap Growth Fund
10/31/06	$41,004
10/31/05	$41,420
10/31/04	$35,898

Thrivent Partner Mid Cap Value Fund
10/31/06	$15,004
10/31/05	$6,668

Thrivent Mid Cap Stock Fund
10/31/06	$88,834
10/31/05	$82,004
10/31/04	$38,502
4/30/04	$82,036

Thrivent Mid Cap Index Fund
10/31/06	$14,004
10/31/05	$15,004
10/31/04	$10,002
4/30/04	$27,220

Thrivent Mid Cap Index Fund-I
10/31/06	$9,996
10/31/05	$11,164
10/31/04	$8,502
4/30/04	$26,295

Thrivent Partner International Stock Fund
10/31/06	$50,004
10/31/05	$49,420
10/31/04	$33,200

Thrivent Large Cap Growth Fund
10/31/06	$30,000
10/31/05	$30,416
10/31/04	$24,428

Thrivent Large Cap Value Fund
10/31/06	$45,000
10/31/05	$45,416
10/31/04	$27,840

Thrivent Large Cap Stock Fund
10/31/06	$296,267
10/31/05	$297,750
10/31/04	$134,605
4/30/04	$190,311

Thrivent Large Cap Index Fund
10/31/06	$20,004
10/31/05	$20,170
10/31/04	$10,500
4/30/04	$27,566

Thrivent Large Cap Index Fund-I
10/31/06	$12,996
10/31/05	$13,664
10/31/04	$8,502
4/30/04	$26,296

Thrivent Real Estate Securities Fund
12/31/06	$15,996
12/31/05	$9,000

Thrivent Balanced Fund
10/31/06	$45,000
10/31/05	$45,834
10/31/04	$25,002
4/30/04	$57,956

Thrivent High Yield Fund
10/31/06	$83,004
10/31/05	$82,336
10/31/04	$74,161

Thrivent Diversified Income Plus Fund
10/31/06	$34,670
10/31/05	$33,500
10/31/04	$18,000
4/30/04	$45,777

Thrivent Municipal Bond Fund
10/31/06	$114,996
10/31/05	$113,580
10/31/04	$71,371

Thrivent Income Fund
10/31/06	$75,000
10/31/05	$74,834
10/31/04	$70,002

Thrivent Core Bond Fund
10/31/06	$60,996
10/31/05	$60,996
10/31/04	$30,498
4/30/04	$57,902

Thrivent Limited Maturity Bond Fund
10/31/06	$24,996
10/31/05	$25,330
10/31/04	$27,915

Thrivent Money Market Fund
10/31/06	$84,996
10/31/05	$84,746
10/31/04	$35,185
4/30/04	$50,000

The Agreement continues in effect from year to year, as long as it is approved at least annually by the Funds’ Board of Trustees or by a vote of the outstanding voting securities of the Funds. In either case, the Agreement must also be approved at least annually by a majority of the Trustees who are not parties to the Agreement or interested persons of any such party. The Agreement terminates automatically if either party assigns the agreement. The Agreement also terminates without penalty by either party on 60-days’ notice. The Agreement provides that neither Thrivent Financial, nor its personnel, shall be liable for any error of judgment or mistake of law or for any loss arising out of any act or omission in the execution and the discharge of its obligations under the agreement, except for willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations and duties under the agreement.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers, LLP, serves as the Trust’s independent registered public accounting firm, providing professional services including audits of the Funds’ annual financial statements, assistance and consultation in connection with Securities and Exchange Commission filings, and review of the annual income tax returns filed on behalf of the Funds.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Brokerage Transactions

In connection with the management of the investment and reinvestment of the assets of the Funds, the Advisory Contract authorizes Thrivent Asset Mgt., acting by its own officers, directors or employees or by a subadviser to select the brokers or dealers that will execute purchase and sale transactions for the Funds. In executing portfolio transactions and selecting brokers or dealers, if any, Thrivent Asset Mgt. will use reasonable efforts to seek on behalf of the Funds the best overall terms available.

In assessing the best overall terms available for any transaction, Thrivent Asset Mgt. will consider all factors it deems relevant, including:

(1)	the breadth of the market in and the price of the security,

(2)	the financial condition and execution capability of the broker or dealer, and

(3)	the reasonableness of the commission, if any (for the specific transaction and on a continuing basis).

In evaluating the best overall terms available, and in selecting the broker or dealer, if any, to execute a particular transaction, Thrivent Asset Mgt. and the subadvisers may also consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to any other accounts over which Thrivent Asset Mgt., the subadvisers, or an affiliate of Thrivent Asset Mgt. or the subadvisers, exercises investment discretion. Thrivent Asset Mgt. and the subadvisers may pay to a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if, but only if, Thrivent Asset Mgt. or the subadviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided.

To the extent that the receipt of the above-described services may supplant services for which Thrivent Asset Mgt. or the subadviser might otherwise have paid, it would, of course, tend to reduce the expenses of Thrivent Asset Mgt.

The Trust’s Board has approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby a Fund may purchase securities that are offered in underwritings in which an affiliate of a subadviser participates. These procedures prohibit a Fund from directly or indirectly benefiting a subadviser affiliate in connection with such underwritings. In addition, for underwritings where a subadviser affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that a Fund could purchase in the underwritings.

The investment decisions for a Fund are and will continue to be made independently from those of other investment companies and accounts managed by Thrivent Asset Mgt., a subadviser, or their affiliates. Such other investment companies and accounts may also invest in the same securities as a Fund. When purchases and sales of the same security are made at substantially the same time on behalf of such other investment companies and accounts, transactions may be averaged as to the price and available investments allocated as to the amount in a manner which Thrivent Asset Mgt. and its affiliates believe to be equitable to each investment company or account, including the Fund. In some instances, this investment procedure may affect the price paid or received by a Fund or the size of the position obtainable or sold by a Fund.

Affiliated Transactions

Brokerage Commissions

The following table shows the amount of brokerage commissions the Funds paid in each of the past three fiscal years (and the six-month period ending October 31, 2004, for those Funds that previously had fiscal years ending April 30):

Thrivent Aggressive Allocation Fund
10/31/06	$0
10/31/05	$0

Thrivent Moderately Aggressive Allocation Fund
10/31/06	$0
10/31/05	$0

Thrivent Moderate Allocation Fund
10/31/06	$0
10/31/05	$0

Thrivent Moderately Conservative Allocation Fund
10/31/06	$0
10/31/05	$0

Thrivent Technology Fund
10/31/06	$190,386
10/31/05	$91,305
10/31/04	$46,112
4/30/04	$126,250

Thrivent Partner Small Cap Growth Fund
10/31/06	$104,613
10/31/05	$26,344

Thrivent Partner Small Cap Value Fund
10/31/06	$85,926
10/31/05	$181,609
10/31/04	$191,466
4/30/04	$169,513

Thrivent Small Cap Stock Fund
10/31/06	$1,218,362
10/31/05	$1,522,596
10/31/04	$668,485
4/30/04	$1,444,220

Thrivent Small Cap Index Fund
10/31/06	$9,218
10/31/05	$13,005
10/31/04	$10,795
4/30/04	$14,928

Thrivent Mid Cap Growth Fund
10/31/06	$1,317,057
10/31/05	$1,394,772
10/31/04	$1,090,169

Thrivent Partner Mid Cap Value Fund*
10/31/06	$28,187
10/31/05	$6,605

Thrivent Mid Cap Stock Fund
10/31/06	$4,984,002
10/31/05	$2,613,032
10/31/04	$1,241,299
4/30/04	$2,976,186

Thrivent Mid Cap Index Fund
10/31/06	$8,639
10/31/05	$14,828
10/31/04	$9,903
4/30/04	$17,748

Thrivent Mid Cap Index Fund-I
10/31/06	$6,987
10/31/05	$13,328
10/31/04	$10,284
4/30/04	$7,485

Thrivent Partner International Stock Fund
10/31/06	$815,133
10/31/05	$575,417
10/31/04	$200,052

Thrivent Large Cap Growth Fund
10/31/06	$858,380
10/31/05	$434,327
10/31/04	$194,909

Thrivent Large Cap Value Fund
10/31/06	$417,247
10/31/05	$476,113
10/31/04	$169,268

Thrivent Large Cap Stock Fund
10/31/06	$4,452,722
10/31/05	$4,059,388
10/31/04	$3,207,129
4/30/04	$2,140,800

Thrivent Large Cap Index Fund
10/31/06	$17,700
10/31/05	$20,158
10/31/04	$19,966
4/30/04	$23,151

Thrivent Large Cap Index Fund-I
10/31/06	$7,006
10/31/05	$3,881
10/31/04	$2,256
4/30/04	$21,089

Thrivent Real Estate Securities Fund
12/31/06	$65,590
12/31/05	$15,903

Thrivent Balanced Fund
10/31/06	$659,430
10/31/05	$1,314,721
10/31/04	$446,318
4/30/04	$223,412

Thrivent High Yield Fund
10/31/06	$1,432
10/31/05	$7,438
10/31/04	$14,917

Thrivent Diversified Income Plus Fund
10/31/06	$121,147
10/31/05	$1,431
10/31/04	$824
4/30/04	$12,310

Thrivent Municipal Bond Fund
10/31/06	$1,200
10/31/05	$37,688
10/31/04	$16,650

Thrivent Income Fund
10/31/06	$33,501
10/31/05	$90,826
10/31/04	$104,046

Thrivent Core Bond Fund
10/31/06	$24,476
10/31/05	$124,404
10/31/04	$0
4/30/04	$0

Thrivent Limited Maturity Bond Fund
10/31/06	$3,764
10/31/05	$16,119
10/31/04	$9,429

Thrivent Money Market Fund
10/31/06	$0
10/31/05	$0
10/31/04	$0
4/30/04	$0

*	Amount paid to affiliated broker-dealer was $3,651 for the fiscal year ending October 31, 2006.

The table below indicates the total amount of brokerage commissions paid by each Fund to firms that provided research services and the aggregate amount of transactions relating to such commissions for the most recent fiscal year ending October 31, 2006. The provision of research services was not necessarily a factor in the placement of brokerage business with these firms.

Fund Name	Commissions	Aggregate Transactions
Thrivent Aggressive Allocation Fund	$0	$0
Thrivent Moderately Aggressive Allocation Fund	$0	$0
Thrivent Moderate Allocation Fund	$0	$0
Thrivent Moderately Conservative Allocation Fund	$0	$0
Thrivent Technology Fund	$170,497	$103,699,083
Thrivent Partner Small Cap Growth Fund	$36,102	$22,501,028
Thrivent Partner Small Cap Value Fund	$59,537	$29,891,894
Thrivent Small Cap Stock Fund	$1,023,186	$662,460,538
Thrivent Small Cap Index Fund	$3,088	$1,886,046
Thrivent Mid Cap Growth Fund	$1,166,832	$843,126,613
Thrivent Partner Mid Cap Value Fund	$0	$0
Thrivent Mid Cap Stock Fund	$4,505,308	$3,319,531,771
Thrivent Mid Cap Index Fund	$2,715	$1,692,267
Thrivent Mid Cap Index Fund-I	$1,571	$798,676
Thrivent Partner International Stock Fund	$307,231	$187,207,240
Thrivent Large Cap Growth Fund	$779,983	$720,025,574
Thrivent Large Cap Value Fund	$402,460	$406,041,605
Thrivent Large Cap Stock Fund	$4,235,096	$4,293,212,510
Thrivent Large Cap Index Fund	$7,377	$6,728,726
Thrivent Large Cap Index Fund-I	$2,422	$2,118,804
Thrivent Real Estate Securities Fund*	$51,753	$63,830,751
Thrivent Balanced Fund	$587,393	$456,677,512
Thrivent High Yield Fund	$1,319	$33,589
Thrivent Diversified Income Plus Fund	$105,000	$91,371,796
Thrivent Municipal Bond Fund	$900	$900
Thrivent Income Fund	$32,436	$2,387,147
Thrivent Core Bond Fund	$23,151	$1,635,656
Thrivent Limited Maturity Bond Fund	$3,535	$144,935
Thrivent Money Market Fund	$0	$0

*	Total Brokerage Commission paid for fiscal year end 12/31/2006

Portfolio Turnover Rates

The rate of portfolio turnover in the Funds will not be a limiting factor when Thrivent Asset Mgt. or the subadviser deems changes in a Fund’s portfolio appropriate in view of its investment objectives. As a result, while a Fund will not purchase or sell securities solely to achieve short term trading profits, a Fund may sell portfolio securities without regard to the length of time held if consistent with the Fund’s investment objective. A higher degree of equity portfolio activity will increase brokerage costs to a Fund. The portfolio turnover rate is computed by dividing the dollar amount of securities purchased or sold (whichever is smaller) by the average value of securities owned during the year. Short-term investments such as commercial paper and short-term U.S. Government securities are not considered when computing the turnover rate.

The following table shows the portfolio turnover rates for the Funds for the last three fiscal years (and the six-month period ending October 31, 2004, for those Funds that previously had fiscal years ending April 30):

Thrivent Aggressive Allocation Fund
10/31/06	8%
10/31/05	3%

Thrivent Moderately Aggressive Allocation Fund
10/31/06	10%
10/31/05	4%

Thrivent Moderate Allocation Fund
10/31/06	10%
10/31/05	3%

Thrivent Moderately Conservative Allocation Fund
10/31/06	5%
10/31/05	4%

Thrivent Technology Fund
10/31/06	126%
10/31/05	37%
10/31/04	23%
4/30/04	67%

Thrivent Partner Small Cap Growth Fund
10/31/06	109%
10/31/05	37%

Thrivent Partner Small Cap Value Fund
10/31/06	22%
10/31/05	53%
10/31/04	100%
4/30/04	80%

Thrivent Small Cap Stock Fund
10/31/06	92%
10/31/05	114%
10/31/04	52%
4/30/04	106%

Thrivent Small Cap Index Fund
10/31/06	16%
10/31/05	17%
10/31/04	17%
4/30/04	18%

Thrivent Mid Cap Growth Fund
10/31/06	156%
10/31/05	146%
10/31/04	154%

Thrivent Partner Mid Cap Value Fund
10/31/06	43%
10/31/05	15%

Thrivent Mid Cap Stock Fund
10/31/06	193%
10/31/05	96%
10/31/04	46%
4/30/04	123%

Thrivent Mid Cap Index Fund
10/31/06	12%
10/31/05	23%
10/31/04	8%
4/30/04	30%

Thrivent Mid Cap Index Fund-I
10/31/06	22%
10/31/05	42%
10/31/04	8%
4/30/04	13%

Thrivent Partner International Stock Fund
10/31/06	50%
10/31/05	43%
10/31/04	126%

Thrivent Large Cap Growth Fund
10/31/06	138%
10/31/05	106%
10/31/04	100%

Thrivent Large Cap Value Fund
10/31/06	45%
10/31/05	53%
10/31/04	51%

Thrivent Large Cap Stock Fund
10/31/06	67%
10/31/05	46%
10/31/04	43%
4/30/04	22%

Thrivent Large Cap Index Fund
10/31/06	7%
10/31/05	9%
10/31/04	5%
4/30/04	6%

Thrivent Large Cap Index Fund-I
10/31/06	14%
10/31/05	11%
10/31/04	4%
4/30/04	27%

Thrivent Real Estate Securities Fund
12/31/06	70%
12/31/05	16%

Thrivent Balanced Fund
10/31/06	215%
10/31/05	231%
10/31/04	114%
4/30/04	194%

Thrivent High Yield Fund
10/31/06	63%
10/31/05	54%
10/31/04	73%

Thrivent Diversified Income Plus
10/31/06	170%
10/31/05	57%
10/31/04	55%
4/30/04	91%

Thrivent Municipal Bond Fund
10/31/06	14%
10/31/05	8%
10/31/04	12%

Thrivent Income Fund
10/31/06	303%
10/31/05	245%
10/31/04	203%

Thrivent Core Bond Fund
10/31/06	394%
10/31/05	368%
10/31/04	167%
4/30/04	463%

Thrivent Limited Maturity Bond Fund
10/31/06	145%
10/31/05	295%
10/31/04	230%

Thrivent Money Market Fund
10/31/06	N/A
10/31/05	N/A
10/31/04	N/A
4/30/04	N/A

PURCHASE, REDEMPTION, AND PRICING OF SHARES

Purchasing Shares

Initial purchases of Fund shares must be made by check and accompanied by an application. Subsequent purchases may be made by:

•	check;

•	Federal Reserve or bank wire;

•	telephone;

•	internet;

•	Automatic Bank Withdrawal Plan; and

•	automatic payroll deduction.

Use of checks, Federal Reserve or bank wire and Invest-by-Phone is explained in the Fund’s prospectus.

Automatic Bank Withdrawal Plan

Under the program, funds may be withdrawn monthly from the shareholder’s checking account and invested in the Funds. Thrivent Investment Mgt. representatives will provide shareholders with the necessary authorization forms.

Automatic Payroll Deduction

Under the Automatic Payroll Deduction program, funds may be withdrawn monthly from the payroll account of any eligible shareholder of a Fund and invested in a Fund. To be eligible for this program, the shareholder’s employer must permit and be qualified to conduct automatic payroll deductions. Thrivent Investment Mgt. representatives will provide shareholders with the necessary authorization forms.

Sales Charges

Purchases of Fund shares (other than Class A shares of Thrivent Money Market Fund or Thrivent Limited Maturity Bond Fund and the Institutional Class shares) carry either an initial sales charges (Class A) or contingent deferred sales charge (Class B). This is explained in the section of the Funds’ prospectus relating to such shares entitled, “Choosing Your Class of Shares”, which also lists ways to reduce or avoid sales charges on subsequent purchases.

In addition to the situations described in the prospectus, sales charges are waived when shares are purchased by:

•	directors and regular full-time and regular part-time employees of Thrivent Financial and its subsidiaries and affiliates or their spouses or dependent children;

•	members of Thrivent Financial’s sales force and a spouse or dependent child of a sales force member; and

•	any trust, pension, profit-sharing or other benefit plan for such persons.

Full-Time Employees

Regular full-time and regular part-time employees of Thrivent Financial are persons who are defined as such by the Thrivent Financial Human Resources Policy Manual.

Restriction on Sale of Shares Purchased

Sales to any of the persons or groups mentioned in this section are made only with the purchaser’s written promise that the shares will not be resold, except through redemption or repurchase by or on behalf of a Fund.

Net Asset Value of Shares

The net asset value per share of each class is determined at the close of each day the New York Stock Exchange is open, or any other day as provided by Rule 22c-1 under the Investment Company Act of 1940. Determination of net asset value may be suspended when the Exchange is closed or if certain emergencies have been determined to exist by the Securities and Exchange Commission, as allowed by the Investment Company Act of 1940.

Net asset value per share is determined by adding the market or appraised value of all portfolio securities and other assets attributable to each class of shares; subtracting liabilities attributable to such class; and dividing the result by the number of shares of such class outstanding.

The market value of each Fund’s portfolio securities is determined at the close of regular trading of the New York Stock Exchange (the “Exchange”) on each day the Exchange is open. The value of portfolio securities is determined in the following manner:

•

Equity securities traded on the Exchange or any other national securities exchange are valued at the last sale price. If there has been no sale on that day or if the security is unlisted, it is valued at the current bid price considered best to represent value in the circumstances.

•

Equity securities not traded on a national securities exchange are valued at the current bid price considered best to represent the value in the circumstances, except that securities for which quotations are furnished through the nationwide automated quotation system approved by the NASDAQ will be valued at their last sales prices so furnished on the date of valuation, if such quotations are available for sales occurring on that day.

•

Bonds and other income securities traded on a national securities exchange will be valued at the last sale price on such national securities exchange that day. Thrivent Asset Mgt. may value such securities on the basis of prices provided by an independent pricing service or within the range of the current bid and asked prices considered best to represent the value in the circumstances, if those prices are believed to better reflect the fair market value of such exchange listed securities.

•

Bonds and other income securities not traded on a national securities exchange will be valued at the current bid price considered best to represent the value in the circumstances. Such securities may also be valued on the basis of prices provided by an independent pricing service if those prices are believed to reflect the fair market value of such securities.

For all Funds other than Thrivent Money Market Fund, short-term securities with maturities of 60 days or less are valued at amortized cost; those with maturities greater than 60 days are valued at the mean between bid and asked price.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data employed in determining valuation for such securities.

All other securities and assets will be appraised at fair value as determined by the Board of Trustees.

Generally, trading in foreign securities, as well as U.S. Government securities, money market instruments and repurchase agreements, is substantially completed each day at various times prior to the close of the Exchange. The values of such securities used in computing the net asset value of shares of a Fund are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the Exchange. Occasionally, events affecting the value of such securities and exchange rates may occur between the times at which they are determined and the close of the Exchange, which will not be reflected in the computation of net asset values. If during such periods events occur which materially affect the value of such securities, the securities will be valued at their fair market value as determined in good faith by the Trustees of the Fund.

For purposes of determining the net asset value of shares of a Fund all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars based upon an exchange rate quoted by a major bank that is a regular participant in the foreign exchange market. Foreign securities may also be priced on the basis of a pricing service that takes into account the quotes provided by a number of such major banks.

Thrivent Money Market Fund

Securities held by Thrivent Money Market Fund are valued on the basis of amortized cost, which involves a constant amortization of premium or accretion of discount to maturity regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods in which the value as determined by amortized cost is higher or lower than the price Thrivent Money Market Fund would receive if it sold the security.

Thrivent Money Market Fund anticipates that under ordinary and usual circumstances it will be able to maintain a constant net asset value of $1.00 per share and Thrivent Money Market Fund will use its best efforts to do so. However, such maintenance at $1.00 might not be possible if (1) there are changes in short-term interest rates or other factors such as unfavorable changes in the credit of issuers affecting the values of the securities held by Thrivent Money Market Fund and Thrivent Money Market Fund is compelled to sell such securities at a time when the prices which it is able to realize vary significantly from the values determined on the amortized cost basis or (2) Thrivent Money Market Fund should have negative net income. It is expected that Thrivent Money Market Fund will have positive net income at the time of each determination thereof.

The utilization of the amortized cost method of valuation requires compliance with the requirements of Rule 2a-7 under the 1940 Act. Such compliance requires, among other things, the following:

(1)	The Trustees must adopt procedures whereby the extent of deviation, if any, of the current net asset value per share calculated using available market quotations (or an appropriate substitute which reflects current market conditions) from Thrivent Money Market Fund’s net asset value per share under the amortized cost valuation method will be determined at such intervals as the Trustees deem appropriate and reasonable in light of current market conditions, and the Trustees must review periodically the amount of the deviation as well as the methods used to calculate the deviation;

(2)	In the event such deviation from Thrivent Money Market Fund’s net asset value under the amortized cost valuation method exceeds 1/2 of 1%, the Trustees must promptly consider what action should be initiated by them, and when the Trustees believe the extent of any deviation from Thrivent Money Market Fund’s net asset value per share under the amortized cost valuation method may result in material dilution or any other unfair results to investors or existing shareholders, they must take such action as they deem appropriate to eliminate or reduce to the extent reasonably practicable such dilution or unfair results (shareholders will be notified in the event any such corrective action is taken by the Trustees);

(3)	Thrivent Money Market Fund may not purchase any instrument with a remaining maturity greater than 397 calendar days or maintain a dollar-weighted average portfolio maturity that exceeds 90 days;

(4)	Thrivent Money Market Fund must limit its portfolio investments, including repurchase agreements, to those United States dollar-denominated instruments that the Trustees determine present minimal credit risks and which are “eligible securities” as defined in Rule 2a-7; and

(5)	Thrivent Money Market Fund must record, maintain and preserve certain records and observe certain reporting obligations in accordance with Rule 2a-7.

Securities in which Thrivent Money Market Fund invests must be U.S. dollar-denominated Eligible Securities (as defined in Rule 2a-7 under the 1940 Act) that are determined to present minimal credit risks. In general, the term “Eligible Security” is limited to any security that:

(1) (a) either (i) has received a short-term rating from a nationally recognized statistical rating organization (“NRSRO”) or has been issued by an issuer that has received a short-term rating from an NRSRO with respect to a class of debt obligations (or any debt obligation within that class) that is comparable in priority and security with the security or (ii) is subject to a guarantee that has received a short-term rating from an NRSRO, or a guarantee issued by a guarantor that has received a short-term rating from an NRSRO with respect to a class of debt obligations (or any debt obligation within that class) that is comparable in priority and security with the guarantee, (b) has a remaining maturity of 397 calendar days or less and (c) has received a rating from the requisite number of NRSROs (i.e. two, if two organizations have issued ratings and one if only one has issued a rating) in one of the two highest short-term major rating categories; or

(2) is unrated but is of comparable quality to a rated security as described in (1), above, and which at the time of issuance (a) had a remaining maturity of more than 397 calendar days and now has a remaining maturity of 397 calendar days or less, and (b) has not received a long-term rating from an NRSRO in any NRSRO major rating category outside of the NRSRO’s three highest major rating categories, unless the security has received a long-term rating from the requisite number of NRSROs (i.e., two, if two organizations have issued ratings and one if only one has issued a rating) in one of the three highest long-term major rating categories.

As indicated in the Prospectus, at least 95% of Thrivent Money Market Fund’s total assets will consist of government securities and “first tier” eligible securities as defined in Rule 2a-7 under the 1940 Act. The balance of Thrivent Money Market Fund's assets will be invested in “second tier” eligible securities as defined in Rule 2a-7. For this purpose, “second tier” eligible securities generally are those which have been (i) rated by at least two nationally recognized statistical rating organizations in one of the two highest rating categories for short-term obligations (or so rated by one such organization if it alone has rated the security), (ii) issued by an issuer with comparable short-term obligations that are rated in one of the two highest rating categories, or (iii) if unrated, determined to be comparable to such securities. Thrivent Money Market Fund may not invest more than the greater of 1% of its total assets or $1 million in “second tier” eligible securities of any single issuer.

Conversion to Federal Funds

It is Thrivent Money Market Fund’s policy to be as fully invested as possible so that maximum interest may be earned on money market instruments in the Fund’s portfolio. To that end, all payments from investors must be in federal funds or be converted into federal funds when deposited to State Street Bank’s account at the Boston Federal Reserve Bank. This conversion must be made before shares are purchased. State Street Bank will act as the investor’s agent in depositing checks and converting them to federal funds. State Street will convert the funds and enter the investor’s order for shares within two days of receipt of the check.

Redeeming Shares

Shares may be redeemed with requests made:

•	in writing;

•	through telephone or internet; or

•	through the systematic withdrawal plan.

All methods of redemption are described in the Funds’ prospectus under “Redeeming Shares”.

TAX STATUS

The Funds’ Tax Status

The Funds expect to pay no federal income tax because they intend to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, each Fund must, among other requirements:

•	derive at least 90% of its gross income from dividends, interest, gains from the sale of securities, and certain other investments;

•	invest in securities within certain statutory limits; and

•	distribute at least 90% of its ordinary income to shareholders.

It is each Fund’s policy to distribute substantially all of its income on a timely basis, including any net realized gains on investments each year.

To avoid payment of a 4% excise tax, each Fund is also generally required to distribute to shareholders at least 98% of its ordinary income earned during the calendar year and 98% of its net capital gains realized during the 12-month period ending October 31.

Shareholders’ Tax Status

Information on a shareholder’s tax status is described in the Fund’s prospectus under “Taxes.”

Capital Gains

While the Funds do not intend to engage in short-term trading, they may dispose of securities held for only a short time if Thrivent Asset Mgt. believes it to be advisable. Such changes may result in the realization of capital gains. Each Fund distributes its realized gains in accordance with federal tax regulations. Distributions from any net realized capital gains will usually be declared in December.

DESCRIPTION OF DEBT RATINGS

A Fund’s investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody’s or S&P or, if unrated, determined by Thrivent Asset Mgt. to be of comparable quality). The percentage of a Fund’s assets invested in securities in a particular rating category will vary. The following terms are generally used to describe the credit quality of fixed income securities:

High Quality Debt Securities are those rated in one of the two highest rating categories (the highest category for commercial paper) or, in unrated, deemed comparable by Thrivent Asset Mgt.

Investment Grade Debt Securities are those rated in one of the four highest rating categories or, if unrated, deemed comparable by Thrivent Asset Mgt.

Below Investment Grade, High Yield Securities (“Junk Bonds”) are those rated lower than Baa by Moody’s or BBB by S&P and comparable securities. They are considered predominantly speculative with respect to the issuer’s ability to repay principal and interest.

Moody’s Investors Service, Inc. describes grades of corporate debt securities and “Prime-1” and “Prime-2” commercial paper as follows:

Bonds:

Aaa	Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged”. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa	Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A	Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa	Bonds that are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B	Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca	Bonds that are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C	Bonds that are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Commercial Paper:

Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

•	Leading market positions in well-established industries.

•	High rates of return of funds employed.

•	Conservative capitalization structures with moderate reliance on debt and ample asset protection.

•	Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

•	Well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of senior short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earning trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard & Poor’s Corporation describes grades of corporate debt securities and “A” commercial paper as follows:

Bonds:

AAA	Debt rated AAA has the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA	Debt rated AA has a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

A	Debt rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

BBB	Debt rated BBB exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments on the obligation in this category than in higher rated categories.

BB	Debt rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity of the obligor to meet its financial commitments on the obligation. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB-rating.

B	Debt rated B is more vulnerable to nonpayment but currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC	Debt rated CCC is vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC	The rating CC typically is currently highly vulnerable to nonpayment.

C	The rating C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken but payments on the obligation are being continued.

D	Debt rated D is in payment default. The D rating category is used when payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on the obligation are jeopardized.

Provisional Ratings: The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise judgment with respect to such likelihood and risk.

Commercial Paper: Commercial paper rated A by Standard & Poor’s Corporation has the following characteristics: liquidity ratios are better than the industry average; long-term senior debt rating is “A” or better (however, in some cases a “BBB” long-term rating may be acceptable); the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow have an upward trend with allowances made for unusual circumstances.

Also, the issuer’s industry typically is well established, the issuer has a strong position within its industry and the reliability and quality of management is unquestioned. Issuers rated A are further referred to by use of numbers 1, 2 and 3 to denote relative strength within this classification.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS

The Report of Independent Registered Public Accounting Firm and financial statements in the Annual Report of the Funds for the fiscal year ended October 31, 2006, (for all series except Thrivent Real Estate Securities Fund and Thrivent Diversified Income Plus Fund), and December 31, 2006 (for Thrivent Real Estate Securities Fund and Thrivent Diversified Income Plus Fund), are separate reports furnished with this SAI and are incorporated herein by reference.

APPENDIX A

THRIVENT FINANCIAL FOR LUTHERANS and

THRIVENT ASSET MANAGEMENT, LLC

PROXY VOTING PROCESS AND POLICIES SUMMARY

•	RESPONSIBILITY TO VOTE PROXIES

Overview.  Thrivent Financial for Lutherans and Thrivent Asset Management, LLC (“Thrivent Financial”) recognize and adhere to the principle that one of the privileges of owning stock in a company is the right to vote in the election of the company’s directors and on matters affecting certain important aspects of the company’s structure and operations that are submitted to shareholder vote. As an investment adviser with a fiduciary responsibility to its clients, Thrivent Financial analyzes the proxy statements of issuers whose stock is owned by the investment companies which it sponsors and serves as investment adviser (“Thrivent Funds”) and by institutional accounts who have requested that Thrivent Financial be involved in the proxy process.

Thrivent Financial has adopted Proxy Voting Policies and Procedures (“Policies and Procedures”) for the purpose of establishing formal policies and procedures for performing and documenting its fiduciary duty with regard to the voting of client proxies.

Fiduciary Considerations.  It is the policy of Thrivent Financial that decisions with respect to proxy issues will be made in light of the anticipated impact of the issue on the desirability of investing in the portfolio company from the viewpoint of the particular client or Thrivent Fund. Proxies are voted solely in the interests of the client, Thrivent Fund shareholders or, where employee benefit plan assets are involved, in the interests of plan participants and beneficiaries. Our intent has always been to vote proxies, where possible to do so, in a manner consistent with our fiduciary obligations and responsibilities. Logistics involved may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance.

Consideration Given Management Recommendations.  One of the primary factors Thrivent Financial considers when determining the desirability of investing in a particular company is the quality and depth of its management. The Policies and Procedures were developed with the recognition that a company’s management is entrusted with the day-to-day operations of the company, as well as its long-term direction and strategic planning, subject to the oversight of the company’s board of directors. Accordingly, Thrivent Financial believes that the recommendation of management on most issues should be given weight in determining how proxy issues should be voted. However, the position of the company’s management will not be supported in any situation where it is found to be not in the best interests of the client, and the portfolio manager may always elect to vote contrary to management when he or she believes a particular proxy proposal may adversely affect the investment merits of owning stock in a portfolio company.

ADMINISTRATION OF POLICIES AND PROCEDURES

Proxy Committee.  A duly appointed committee of Thrivent Financial (the “Proxy Committee”) is responsible for establishing positions with respect to corporate governance and other proxy issues, including those involving social responsibility issues. While the Proxy Committee sets voting guidelines and serves as a resource for Thrivent Financial portfolio management, it does not have proxy voting authority for any Thrivent Fund or institutional account. Rather, this responsibility is held by Thrivent Financial portfolio management and investment operations.

Investment Operations.  The Investment Operations Staff (“Investment Operations”) is responsible for administering the proxy voting process as set forth in the Policies and Procedures, and for ensuring that all meeting notices are reviewed and important non-routine proxy matters are communicated to the portfolio managers for consideration.

•	HOW PROXIES ARE REVIEWED, PROCESSED AND VOTED

In order to facilitate the proxy voting process, Thrivent Financial has retained Institutional Shareholder Services (“ISS”) as an expert in the proxy voting and corporate governance area. ISS specializes in providing a variety of fiduciary-level proxy advisory and voting services. These services include in-depth research, analysis, and voting recommendations as well as vote execution, reporting, auditing and consulting assistance for the handling of proxy voting responsibility and corporate governance-related efforts. While the Proxy Committee relies upon ISS research in helping to establish Thrivent Financial’s proxy voting guidelines, Thrivent Financial may deviate from ISS recommendations on general policy issues or specific proxy proposals.

Meeting Notification

Thrivent Financial utilizes ISS’ voting agent services to notify us of upcoming shareholder meetings for portfolio companies held in client accounts and to transmit votes to the various custodian banks of our clients. ISS tracks and reconciles Thrivent Financial holdings against incoming proxy ballots. If ballots do not arrive on time, ISS procures them from the appropriate custodian or proxy distribution agent. Meeting and record date information is updated daily, and transmitted to Thrivent Financial through both ProxyMaster.com and VoteX, ISS web-based applications. ISS is also responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to Thrivent Financial upon request.

Vote Determination

ISS provides comprehensive summaries of proxy proposals, publications discussing key proxy voting issues, and specific vote recommendations regarding portfolio company proxies to assist in the proxy research process. Upon request, portfolio managers may receive any or all of the above-mentioned research materials to assist in the vote determination process. The final authority and responsibility for proxy voting decisions remains with Thrivent Financial. Decisions with respect to proxy matters are made primarily in light of the anticipated impact of the issue on the desirability of investing in the company from the viewpoint of our clients.

Portfolio managers may decide to vote their proxies inconsistently with Thrivent Financial’s policies as set by the Proxy Committee and instruct Investment Operations to vote all proxies accordingly. Portfolio managers who vote their proxies inconsistent with Thrivent Financial’s guidelines are required to document the rationale for their vote. Investment Operations is responsible for maintaining this documentation and assuring that it adequately reflects the basis for any vote which is cast in opposition to Thrivent Financial’s policy.

Summary of Thrivent Financial’s Voting Policies

Specific voting guidelines have been adopted by the Proxy Committee for routine anti-takeover, executive compensation and corporate governance proposals, as well as other common shareholder proposals, and are available to shareholders upon request. The following is a summary of the significant Thrivent Financial policies:

Board Structure and Composition Issues — Thrivent Financial believes boards are expected to have a majority of directors independent of management. The independent directors are expected to organize much of the board’s work, even if the chief executive officer also serves as chairman of the board. Key committees (audit, compensation, and nominating/corporate governance) of the board are expected to be entirely independent of management. It is expected that boards will engage in critical self-evaluation of themselves and of individual members. Individual directors, in turn, are expected to devote significant amounts of time to their duties, to limit the number of directorships they accept, and to own a meaningful amount of stock in companies on whose boards they serve. As such, Thrivent Financial withholds votes for directors who miss more than one-fourth of the scheduled board meetings. Thrivent Financial votes against management efforts to stagger board member terms because a staggered board may act as a deterrent to takeover proposals. For the same reasons, Thrivent Financial votes for proposals that seek to fix the size of the board.

Executive and Director Compensation — Non-salary compensation remains one of the most sensitive and visible corporate governance issues. Although shareholders have little say about how much the CEO is paid in salary and bonus, they do have a major voice in approving stock option and incentive plans. Stock option plans transfer significant amounts of wealth from shareholders to employees, and in particular to executives and directors. Rightly, the cost of these plans must be in line with the anticipated benefits to shareholders. Clearly, reasonable limits must be set on dilution as well as administrative authority. In addition, shareholders must consider the necessity of the various pay programs and examine the appropriateness of award types. Consequently, the pros and cons of these proposals necessitate a case-by-case evaluation. Generally, Thrivent Financial opposes compensation packages that provide what we view as excessive awards to a few senior executives or that contain excessively dilutive stock option grants based on a number of criteria such as the costs associated with the plan, plan features, and dilution to shareholders.

Ratification of Auditors — Annual election of the outside accountants is standard practice. While it is recognized that the company is in the best position to evaluate the competence of the outside accountants, we believe that outside accountants must ultimately be accountable to shareholders. Given the rash of accounting irregularities that were not detected by audit panels or auditors, shareholder ratification is an essential step in restoring investor confidence. In line with this, Thrivent Financial votes for proposals to ratify auditors, unless an auditor has a financial interest in or association with the company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position.

Mergers and Acquisitions, Anti-Takeover and Corporate Governance Issues — Thrivent Financial votes on mergers and acquisitions on a case-by-case basis, taking the following into account: anticipated financial and operating benefits; offer price (cost vs. premium); prospects of the combined companies; how the deal was negotiated; the opinion of the financial advisor; potential conflicts of interest between management’s interests and shareholders’ interests; and changes in corporate governance and their impact on shareholder rights. Thrivent Financial generally opposes anti-takeover measures since they adversely impact shareholder rights. Also, Thrivent Financial will consider the dilutive impact to shareholders and the effect on shareholder rights when voting on corporate governance proposals.

Social, Environmental and Corporate Responsibility Issues — In addition to moral and ethical considerations intrinsic to many of these proposals, Thrivent Financial recognizes their potential for impact on the economic performance of the company. Thrivent Financial balances these considerations carefully. On proposals which are primarily social, moral or ethical, Thrivent Financial believes it is impossible to vote in a manner that would accurately reflect the views of the beneficial owners of the portfolios that it manages. As such, on these items Thrivent Financial abstains. When voting on matters with apparent economic or operational impacts on the company, Thrivent Financial realizes that the precise economic effect of such proposals is often unclear. Where this is the case, Thrivent Financial relies on management’s assessment, and generally votes with company management.

Vote Execution and Monitoring of Voting Process

Once the vote has been determined, Investment Operations enters votes electronically into ISS’s ProxyMaster or VoteX system. ISS then transmits the votes to the proxy agents or custodian banks and sends electronic confirmation to Thrivent Financial indicating that the votes were successfully transmitted.

On a periodic basis, Investment Operations queries the ProxyMaster or VoteX system to determine newly announced meetings and meetings not yet voted. When the date of the stockholders’ meeting is approaching, Investment Operations contacts the applicable portfolio manager if the vote for a particular client or Thrivent Fund has not yet been recorded in the computer system on a non-routine proposal.

Should a portfolio manager wish to change a vote already submitted, the portfolio manager may do so up until the deadline for vote submission, which varies depending on the company's domicile.

Monitoring and Resolving Conflicts of Interest

The Proxy Committee is also responsible for monitoring and resolving possible material conflicts between the interests of Thrivent Financial and those of its clients with respect to proxy voting.

Application of the Thrivent Financial guidelines to vote client proxies should in most instances adequately address any possible conflicts of interest since our voting guidelines are pre-determined by the Proxy Committee using recommendations from ISS, an independent third party.

However, for proxy votes inconsistent with Thrivent Financial guidelines, Investment Operations reviews all such proxy votes in order to determine whether the portfolio manager’s voting rationale appears reasonable. Issues raising possible conflicts of interest are referred by Investment Operations to the Proxy Committee for immediate resolution. The Proxy Committee then assesses whether any business or other relationships between Thrivent Financial and a portfolio company could have influenced an inconsistent vote on that company’s proxy.

•	REPORTING AND RECORD RETENTION

Proxy statements received from issuers (other than those which are available on the SEC’s EDGAR database) are kept by ISS in its capacity as voting agent and are available upon request. Thrivent Financial retains proxy solicitation materials, memoranda regarding votes cast in opposition to the position of a company’s management, and documentation on shares voted differently than the Thrivent Financial voting guidelines. In addition, any document which is material to a proxy voting decision such as the Thrivent Financial voting guidelines, Proxy Committee meeting materials, and other internal research relating to voting decisions will be kept. All proxy voting materials and supporting documentation are retained for six years.

Vote Summary Reports will be generated for each Thrivent Fund. The report specifies the company, ticker, cusip, meeting dates, proxy proposals, and votes which have been cast for the Thrivent Fund during the period, the position taken with respect to each issue and whether the fund voted with or against company management. Reports normally cover quarterly or annual periods.

October 2003

GOLDMAN SACHS ASSET MANAGEMENT

Policy on Proxy Voting

for Investment Advisory Clients

Goldman Sachs Asset Management (“GSAM”) has adopted the policies and procedures set out below regarding the voting of proxies on securities held in client accounts (the “Policy”). These policies and procedures are designed to ensure that where GSAM has the authority to vote proxies, GSAM complies with its legal, fiduciary, and contractual obligations.

Guiding Principles

Proxy voting and the analysis of corporate governance issues in general are important elements of the portfolio management services we provide to our advisory clients who have authorized us to address these matters on their behalf. Our guiding principles in performing proxy voting are to make decisions that (i) favor proposals that tend to maximize a company’s shareholder value and (ii) are not influenced by conflicts of interest. These principles reflect GSAM’s belief that sound corporate governance will create a framework within which a company can be managed in the interests of its shareholders.

Public Equity Investments

To implement these guiding principles for investments in publicly-traded equities, we follow the Institutional Shareholder Services (“ISS”) Standard Proxy Voting Guidelines (the “Guidelines”), except in circumstances as described below. The Guidelines embody the positions and factors GSAM generally considers important in casting proxy votes. They address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures, the election of directors, executive and director compensation, reorganizations, mergers, and various shareholder proposals. Recognizing the complexity and fact-specific nature of many corporate governance issues, the Guidelines often do not direct a particular voting outcome, but instead identify factors ISS considers in determining how the vote should be cast. A summary of the Guidelines is attached as Appendix A.

For purposes of this Policy, “GSAM” refers, collectively, to the Goldman Sachs Asset Management unit of Goldman, Sachs & Co.’s Investment Management Division; Goldman Sachs Asset Management, L.P.; Goldman Sachs Asset Management International; and Goldman Sachs Princeton LLC.

October 2003

In connection with each proxy vote, ISS prepares a written analysis and recommendation (an “ISS Recommendation”) that reflects ISS’s application of Guidelines to the particular proxy issues. Where the Guidelines do not direct a particular response and instead list relevant factors, the ISS Recommendation will reflect ISS’s own evaluation of the factors.

As explained more fully below, however, each GSAM equity portfolio management team (“Portfolio Management Team”) may on any particular proxy vote decide to diverge from the Guidelines or an ISS Recommendation. In such cases, our procedures require: (i) the requesting Portfolio Management Team to set forth the reasons for their decision; (ii) the approval of the Local Chief Investment Officer for the requesting Portfolio Management Team; (iii) notification to the Global Chief Investment Officer and other appropriate GSAM personnel; (iv) a determination that the decision is not influenced by any conflict of interest; and (v) the creation of a written record reflecting the process. The principles and positions reflected in this Policy are designed to guide us in voting proxies, and not necessarily in making investment decisions. Portfolio Management Teams base their determinations of whether to invest in a particular company on a variety of factors, and while corporate governance may be one such factor, it may not be the primary consideration. Senior management of GSAM periodically reviews this Policy, including our use of the Guidelines, to ensure it continues to be consistent with our guiding principles.

Implementation by Portfolio Management Teams

General Overview

While it is GSAM’s policy generally to follow the Guidelines and the ISS Recommendations, the active-equity and quantitative-equity Portfolio Management Teams have developed different approaches for using the Guidelines and ISS Recommendations in light of their different investment philosophies and processes.

Active Equity

Our active-equity Portfolio Management Teams view the analysis of corporate governance practices as an integral part of the investment research and stock valuation process. Therefore, on a case-by-case basis and subject to the approval process described above, each active-equity Portfolio Management Team may vote differently from the Guidelines or a particular ISS Recommendation. In forming their views on particular matters, our active-equity Portfolio Management Teams are permitted to consider applicable regional rules and practices, including codes of conduct and other guides, regarding proxy voting, in addition to the Guidelines and ISS Recommendations. In our active-equity investment research process, responsibility for analyzing corporate board structures and the corporate governance practices of portfolio companies in connection with proxy voting decisions lies with the relevant Portfolio Management Team. Accordingly, each active-equity Portfolio Management Team is charged with performing these functions for the portfolio companies as part of the team’s research efforts. As part of that research process, each active-equity Portfolio Management Team has regular internal research meetings to discuss the companies held in a particular team’s investment portfolio. Among the topics that may be discussed at these meetings are issues pertaining to a portfolio company’s record and policies on corporate governance practices that may affect shareholder value. Each active-equity Portfolio Management Team determines how to allocate responsibility for analyzing corporate governance issues and proxy voting decisions among the team’s members. Under each arrangement, the work related to proxy voting is integrated into our research process. Each active-equity Portfolio Management Team remains responsible for ensuring that corporate governance issues are analyzed and proxy votes are cast in a manner consistent with our guiding principles.

Quantitative Equity

Our quantitative-equity Portfolio Management Teams, by contrast, have decided to follow the Guidelines and ISS Recommendations exclusively, based on such Portfolio Management Teams’ investment philosophy and approach to portfolio construction, as well as the evaluation of ISS’s services and methodology in analyzing shareholder and corporate governance matters. Nevertheless, our quantitative-equity Portfolio Management Teams retain the authority to revisit this position, with respect to both their general approach to proxy voting (subject to the approval of GSAM senior management) and any specific shareholder vote (subject to the approval process described above).

Use of Third-Party Service Providers

We utilize independent service providers, such as ISS, to assist us in developing substantive proxy voting positions. ISS also updates and revises the Guidelines on a periodic basis, and any such revisions are reviewed by GSAM to determine whether they are consistent with our guiding principles. In addition, ISS assists us in the proxy voting process by providing operational, recordkeeping and reporting services. GSAM’s decision to retain ISS to perform the services described in this Policy is based principally on the view the services ISS provides will result in proxy voting decisions that are consistent with our guiding principles. GSAM management is responsible for reviewing our relationship with ISS and for evaluating the quality and effectiveness of the various services provided by ISS to assist us in satisfying our proxy voting responsibilities.

October 2003

GSAM may hire other service providers to replace or supplement ISS with respect to any of the services GSAM currently receives from ISS. In addition, individual Portfolio Management Teams may supplement the information and analyses ISS provides from other sources.

Conflicts of Interest

Pursuant to this Policy, GSAM has implemented procedures designed to prevent conflicts of interest from influencing its proxy voting decisions. These procedures include our use of the Guidelines and ISS Recommendations. Proxy votes cast by GSAM in accordance with the Guidelines and ISS Recommendations will not present any conflicts of interest because GSAM casts such votes in accordance with a pre-determined policy based upon the recommendations of an independent third party. Our procedures also prohibit the influence of conflicts of interest where an active-equity Portfolio Management Team decides to vote against an ISS Recommendation. In general, conflicts of interest between GSAM and other businesses within Goldman Sachs should not affect GSAM in light of the information barrier policies separating GSAM from those other businesses. In addition, in any particular case, the approval process for a decision to vote against an ISS Recommendation, as described above, includes an inquiry into potential conflicts of interest, and GSAM senior management will not approve decisions that are based on the influence of such conflicts.

Fixed Income and Private Investments

Voting decisions with respect to client investments in fixed income securities and the securities of privately-held issuers generally will be made by the relevant portfolio managers based on their assessment of the particular transactions or other matters at issue.

External Managers

Where GSAM places client assets with managers outside of GSAM, whether through separate accounts, funds-of-funds or other structures, such external managers generally will be responsible for voting proxies in accordance with the managers’ own policies. GSAM may, however, retain such responsibilities where it deems appropriate.

Client Direction

Clients may choose to vote proxies themselves, in which case they must arrange for their custodians to send proxy materials directly to them. GSAM can also accommodate individual clients that have developed their own guidelines with ISS or another proxy service. Clients may also discuss with GSAM the possibility of receiving individualized reports or other individualized services regarding proxy voting conducted on their behalf.

ISS Standard Proxy Voting Guidelines Summary

The following is a concise summary of the ISS Standard Proxy Voting Guidelines (the “Guidelines”), which form the substantive basis of GSAM’s Policy on Proxy Voting for Investment Advisory Clients (“Policy”) with respect to public equity investments. As described in the main body of the Policy, GSAM may diverge from the Guidelines and a related ISS recommendation on any particular proxy vote or in connection with any individual investment decision.

1. Auditors

Vote FOR proposals to ratify auditors, unless any of the following apply: An auditor has a financial interest in or association with the company, and is therefore not independent, fees for non-audit services are excessive, or there is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position.

2. Board of Directors

a. Voting on Director Nominees in Uncontested Elections

Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: independence of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance, responsiveness to shareholder proposals, any egregious board actions, and any excessive non-audit fees or other potential auditor conflicts.

b. Classification/Declassification of the Board

Vote AGAINST proposals to classify the board.

Vote FOR proposals to repeal classified boards and to elect all directors annually.

c. Independent Chairman (Separate Chairman/CEO)

Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, certain factors should be taken into account in determining whether the proposal warrants support. These factors include the presence of a lead director, board and committee independence, governance guidelines, company performance, and annual review by outside directors of CEO pay.

d. Majority of Independent Directors/Establishment of Committees

Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS’s definition of independence.

Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

3. Shareholder Rights

a. Shareholder Ability to Act by Written Consent

Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Vote FOR proposals to allow or make easier shareholder action by written consent.

b. Shareholder Ability to Call Special Meetings

Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

c. Supermajority Vote Requirements

Vote AGAINST proposals to require a supermajority shareholder vote.

Vote FOR proposals to lower supermajority vote requirements.

d. Cumulative Voting

Vote AGAINST proposals to eliminate cumulative voting.

Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company’s other governance provisions.

e. Confidential Voting

Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the 7 proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.

Vote FOR management proposals to adopt confidential voting.

4. Proxy Contests

a. Voting for Director Nominees in Contested Elections

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management’s track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.

b. Reimbursing Proxy Solicitation Expenses

Vote CASE-BY-CASE. Where ISS recommends in favor of the dissidents, ISS also recommends voting for reimbursing proxy solicitation expenses.

5. Poison Pills

Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a CASE-BY-CASE basis shareholder proposals to redeem a company’s poison pill and management proposals to ratify a poison pill.

6. Mergers and Corporate Restructurings

Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.

7. Reincorporation Proposals

Proposals to change a company’s state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

8. Capital Structure

a. Common Stock Authorization

Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS. Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

Vote FOR proposals to approve increases beyond the allowable increase when a company’s shares are in danger of being de-listed or if a company’s ability to continue to operate as a going concern is uncertain.

b. Dual-class Stock

Vote AGAINST proposals to create a new class of common stock with superior voting rights.

Vote FOR proposals to create a new class of non-voting or sub-voting common stock if: It is intended for financing purposes with minimal or no dilution to current shareholders. It is not designed to preserve the voting power of an insider or significant shareholder.

9. Executive and Director Compensation

Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis. The ISS methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the Securities and Exchange Commission’s rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders’ equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered along with dilution to voting power. Once ISS determines the estimated cost of the plan, ISS compares it to a company-specific dilution cap.

Vote AGAINST equity plans that explicitly permit repricing or where the company has a history of repricing without shareholder approval.

a. Management Proposals Seeking Approval to Reprice Options

Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

Historic trading patterns

Rationale for the repricing

Value-for-value exchange

Option vesting

Term of the option

Exercise price

Participation

b. Employee Stock Purchase Plans

Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.

Vote FOR employee stock purchase plans where all of the following apply:

Purchase price is at least 85 percent of fair market value;

Offering period is 27 months or less; and

Potential voting power dilution is ten percent or less.

Vote AGAINST employee stock purchase plans where any of the opposite conditions apply.

c. Shareholder Proposals on Compensation

Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long-term corporate outlook.

10. Social and Environmental Issues

These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity. In general, vote CASE-BY-CASE. While a wide variety of factors go into each analysis, the overall principle guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.

MERCATOR

Proxy Voting Process and Policies Summary

MAM has adopted the following Proxy Policies and Procedures in accordance with the relevant rules. Proxy votes will be periodically spot checked by the Chief Compliance Officer (“CCO”) for adherence to these rules.

MAM Proxy Voting Policies:

•

Proxies are voted in a way that is consistent with the best interests of our clients. MAM accepts the fact that, under ERISA, voting proxies is a fiduciary act of MAM. As a fiduciary it may be appropriate for us to engage in active monitoring and communications with the issuer.

•

MAM votes proxies for all clients that have delegated to MAM full authority and responsibility to cast said votes, except that when voting on proxy proposals involving foreign securities will involve unusual costs, MAM will weigh those costs against the benefits of voting in determining whether to vote on a particular proposal.

•

MAM receives company meeting information and proxy materials from client custodian banks, analyst research or from the issuer directly. If necessary and appropriate, a translation service will be used. MAM also refers to Global Proxy Voting Manual as issued by Institutional Shareholder Services (ISS) and to Global Proxy Analysis, a product of ISS, for informational purposes.

Proxy Voting Procedures:

•	Designated Proxy Officer of MAM is responsible for client proxy votes.

•

MAM will cast votes in accordance with specific client guidelines if applicable, subject to consultation with the client if MAM believes that such vote would not be in the client's best interest. In the absence of applicable client guidelines, MAM will vote in accordance with its judgment as to the client’s best interest, except that any vote involving a MAM conflict of interest will be cast in accordance with the specific ISS recommendation if available, or, if not, then in accordance with the ISS Global Proxy Manual.

•	Full documentation is kept on each vote cast in every client account.

•

Additionally, the CCO will review and sign-off on the following votes: Any vote presented to MAM's investment committee, any vote cast that is inconsistent with the ISS guidelines (whether or not there is a conflict of interest present), any vote cast that is inconsistent with applicable client guidelines, any vote cast against management, and any vote involving a MAM conflict of interest.

•

Proxy Officer responsible for proxies will vote them. Many issues are relatively routine i.e. approval of annual report, auditors, uncontested election of directors, financial reports etc., and require no further assessment. Any issue in the judgment of the Proxy Officer that requires special consideration will be presented to MAM’s investment committee for a decision.

•	Procedures are in place to assure voting is done in a timely manner.

Proxy Voting Reporting:

Reporting of proxy voting is available to all of our clients upon request.

PRINCIPAL GLOBAL INVESTORS, LLC (“PGI”)*

Policy on Proxy Voting

for Investment Advisory Clients

PGI has adopted the policies and procedures set out below regarding the voting of proxies on securities held in client accounts (the “Policy”). These policies and procedures are designed to ensure that where PGI has the authority to vote proxies, PGI complies with its legal, fiduciary, and contractual obligations.

Guiding Principles

Proxy voting and the analysis of corporate governance issues in general are important elements of the portfolio management services we provide to our advisory clients who have authorized us to address these matters on their behalf. Our guiding principles in performing proxy voting are to make decisions that (i) favor proposals that tend to maximize a company’s shareholder value and (ii) are not influenced by conflicts of interest. These principles reflect PGI’s belief that sound corporate governance will create a framework within which a company can be managed in the interests of its shareholders.

Public Equity Investments

To implement these guiding principles for investments in publicly-traded equities, we follow the Institutional Shareholder Services (“ISS”) Standard Proxy Voting Guidelines (the “Guidelines”), except in circumstances as described below. The Guidelines embody the positions and factors PGI generally considers important in casting proxy votes. They address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures, the election of directors, executive and director compensation, reorganizations, mergers, and various shareholder proposals. Recognizing the complexity and fact-specific nature of many corporate governance issues, the Guidelines often do not direct a particular voting outcome, but instead identify factors ISS considers in determining how the vote should be cast.

In connection with each proxy vote, ISS prepares a written analysis and recommendation (an “ISS Recommendation”) that reflects ISS’s application of Guidelines to the particular proxy issues. Where the Guidelines do not direct a particular response and instead list relevant factors, the ISS Recommendation will reflect ISS’s own evaluation of the factors. As explained more fully below, however, each PGI equity portfolio management team (“Portfolio Management Team”) may on any particular proxy vote decide to diverge from the Guidelines or an ISS Recommendation. In such cases, our procedures require: (i) the requesting Portfolio Management Team to set forth the reasons for their decision; (ii) the approval of the lead Portfolio Manager for the requesting Portfolio Management Team; (iii) notification to the Compliance Department and other appropriate PGI personnel; (iv) a determination that the decision is not influenced by any conflict of interest; and (v) the creation of a written record reflecting the process.

The principles and positions reflected in this Policy are designed to guide us in voting proxies, and not necessarily in making investment decisions. Portfolio Management Teams base their determinations of whether to invest in a particular company on a variety of factors, and while corporate governance may be one such factor, it may not be the primary consideration.

Senior management of PGI periodically reviews this Policy, including our use of the Guidelines, to ensure it continues to be consistent with our guiding principles.

Implementation by Portfolio Management Teams

General Overview

Our Portfolio Management Teams have decided to generally follow the Guidelines and ISS Recommendations, based on such Portfolio Management Teams’ investment philosophy and approach to portfolio construction, as well as the evaluation of ISS’s services and methodology in analyzing shareholder and corporate governance matters. Nevertheless, our Portfolio Management Teams retain the authority to revisit this position, with respect to both their general approach to proxy voting (subject to the approval of PGI senior management) and any specific shareholder vote (subject to the approval process described in this policy).

Use of Third-Party Service Providers

We utilize independent service providers, such as ISS, to assist us in developing substantive proxy voting positions. ISS also updates and revises the Guidelines on a periodic basis, and any such revisions are reviewed by PGI to determine whether they are consistent with our guiding principles. In addition, ISS assists us in the proxy voting process by providing operational, recordkeeping and reporting services.

PGI’s decision to retain ISS to perform the services described in this Policy is based principally on the view the services ISS provides will result in proxy voting decisions that are consistent with our guiding principles. PGI management is responsible for reviewing our relationship with ISS and for evaluating the quality and effectiveness of the various services provided by ISS to assist us in satisfying our proxy voting responsibilities.

PGI may hire other service providers to replace or supplement ISS with respect to any of the services PGI currently receives from ISS. In addition, individual Portfolio Management Teams may supplement the information and analyses ISS provides from other sources.

Conflicts of Interest

Pursuant to this Policy, PGI has implemented procedures designed to prevent conflicts of interest from influencing its proxy voting decisions. These procedures include our use of the Guidelines and ISS Recommendations. Proxy votes cast by PGI in accordance with the Guidelines and ISS Recommendations will not be viewed as being the product of any conflicts of interest because PGI casts such votes in accordance with a pre-determined policy based upon the recommendations of an independent third party.

Our procedures also prohibit the influence of conflicts of interest where a Portfolio Management Team decides to vote against an ISS Recommendation. In any particular case, the approval process for a decision to vote against an ISS Recommendation, as described above, may include consultation with the client whose account may be affected by the conflict as well as an inquiry by PGI management into potential conflicts of interest., PGI senior management will not approve decisions that are based on the influence of such conflicts.

Fixed Income and Private Investments

Voting decisions with respect to client investments in fixed income securities and the securities of privately-held issuers generally will be made by the relevant portfolio managers based on their assessment of the particular transactions or other matters at issue.

External Managers

Where PGI places client assets with managers outside of PGI, whether through separate accounts, funds-of-funds or other structures, such external managers generally will be responsible for voting proxies in accordance with the managers’ own policies. PGI may, however, retain such responsibilities where it deems appropriate.

Client Direction

Clients may choose to vote proxies themselves, in which case they must arrange for their custodians to send proxy materials directly to them. PGI can also accommodate individual clients that have developed their own guidelines with ISS or another proxy service. Clients may also discuss with PGI the possibility of receiving individualized reports or other individualized services regarding proxy voting conducted on their behalf.

T. ROWE PRICE PROXY VOTING — PROCESS AND POLICIES

T. Rowe Price Associates, Inc. and T. Rowe Price International, Inc. recognize and adhere to the principle that one of the privileges of owning stock in a company is the right to vote on issues submitted to shareholder vote — such as election of directors and important matters affecting a company’s structure and operations. As an investment adviser with a fiduciary responsibility to its clients, T. Rowe Price analyzes the proxy statements of issuers whose stock is owned by the investment companies that it sponsors and serves as investment adviser. T. Rowe Price also is involved in the proxy process on behalf of its institutional and private counsel clients who have requested such service. For those private counsel clients who have not delegated their voting responsibility but who request advice, T. Rowe Price makes recommendations regarding proxy voting.

Proxy Administration

The T. Rowe Price Proxy Committee develops our firm’s positions on all major corporate issues, creates guidelines, and oversees the voting process. The Proxy Committee, composed of portfolio managers, investment operations managers, and internal legal counsel, analyzes proxy policies based on whether they would adversely affect shareholders’ interests and make a company less attractive to own. In evaluating proxy policies each year, the Proxy Committee relies upon our own fundamental research, independent proxy research provided by third parties such as Institutional Shareholder Services and Glass Lewis, and information presented by company managements and shareholder groups.

Once the Proxy Committee establishes its recommendations, they are distributed to the firm’s portfolio managers as voting guidelines. Ultimately, the portfolio manager decides how to vote on the proxy proposals of companies in his or her portfolio. Because portfolio managers may have differences of opinion on portfolio companies and their proxies, or their portfolios may have different investment objectives, these factors, among others, may lead to different votes between portfolios on the same proxies. When portfolio managers cast votes that are counter to the Proxy Committee’s guidelines, they are required to document their reasons in writing to the Proxy Committee. Annually, the Proxy Committee reviews T. Rowe Price’s proxy voting process, policies, and voting records.

T. Rowe Price has retained Institutional Shareholder Services, an expert in the proxy voting and corporate governance area, to provide proxy advisory and voting services. These services include in-depth research, analysis, and voting recommendations as well as vote execution, reporting, auditing and consulting assistance for the handling of proxy voting responsibility and corporate governance-related efforts. While the Proxy Committee relies upon ISS research in establishing T. Rowe Price’s voting guidelines — many of which are consistent with ISS positions — T. Rowe Price may deviate from ISS recommendations on general policy issues or specific proxy proposals.

Fiduciary Considerations

T. Rowe Price’s decisions with respect to proxy issues are made in light of the anticipated impact of the issue on the desirability of investing in the portfolio company. Proxies are voted solely in the interests of the client, Price Fund shareholders or, where employee benefit plan assets are involved, in the interests of plan participants and beneficiaries. Practicalities and costs involved with international investing may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance. For example, we might refrain from voting if we or our agents are required to appear in person at a shareholder meeting or if the exercise of voting rights results in the imposition of trading or other ownership restrictions.

Consideration Given Management Recommendations

When determining whether to invest in a particular company, one of the key factors T. Rowe Price considers is the quality and depth of its management. As a result, T. Rowe Price believes that recommendations of management on most issues should be given weight in determining how proxy issues should be voted.

T. Rowe Price Voting Policies

Specific voting guidelines have been established by the Proxy Committee for recurring issues that appear on proxies, which are available to clients upon request. The following is a summary of the more significant T. Rowe Price policies:

Election of Directors

T. Rowe Price generally supports slates with a majority of independent directors. We withhold votes for outside directors that do not meet certain criteria relating to their independence or their inability to dedicate sufficient time to their board duties due to their commitment to other boards. We also withhold votes for inside directors serving on compensation, nominating and audit committees and for directors who miss more than one-fourth of the scheduled board meetings. T. Rowe Price supports shareholder, proposals callings for a majority vote threshold for the election of directors.

Executive Compensation

Our goal is to assure that a company’s equity-based compensation plan is aligned with shareholders’ long-term interests. While we evaluate most plans on a case-by-case basis, T. Rowe Price generally opposes compensation packages that provide what we view as excessive awards to a few senior executives or that contain excessively dilutive stock option plans. We base our review on criteria such as the costs associated with the plan, plan features, burn rates which are excessive in relation to the company’s peers, dilution to shareholders and comparability to plans in the company’s peer group. We generally oppose plans that give a company the ability to reprice options or to grant options at below market prices.

Anti-takeover, Capital Structure and Corporate Governance Issues

T. Rowe Price generally opposes anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions. Such anti-takeover mechanisms include classified boards, supermajority voting requirements, dual share classes and poison pills. We also oppose proposals which give management a “blank check” to create new classes of stock with disparate rights and privileges. We generally support proposals to permit cumulative voting and those that seek to prevent potential acquirers from receiving a takeover premium for their shares. When voting on corporate governance proposals, we will consider the dilutive impact to shareholders and the effect on shareholder rights. With respect to proposals for the approval of a company’s auditor, we typically oppose auditors who have a significant non-audit relationship with the company.

Social and Corporate Responsibility Issues

T. Rowe Price generally votes with a company’s management on social issues unless they have substantial economic implications for the company’s business and operations that have not been adequately addressed by management.

Monitoring and Resolving Conflicts of Interest

The Proxy Committee is also responsible for monitoring and resolving possible material conflicts between the interests of T. Rowe Price and those of its clients with respect to proxy voting. We believe that due to the client-focused nature of our investment management business that the potential for conflicts of interests are relatively infrequent. Nevertheless, we have adopted safeguards to ensure that our proxy voting is not influenced by interests other than those of our clients. While membership on the Proxy Committee is diverse, it does not include individuals whose primary duties relate to client relationship management, marketing or sales. Since our voting guidelines are pre-determined by the Proxy Committee using recommendations from ISS, an independent third party, application of the T. Rowe Price guidelines to vote clients’ proxies should in most instances adequately address any possible conflicts of interest. However, for proxy votes inconsistent with T. Rowe Price guidelines, the Proxy Committee reviews all such proxy votes in order to determine whether the portfolio manager’s voting rationale appears reasonable. The Proxy Committee also assesses whether any business or other relationships between T. Rowe Price and a portfolio company could have influenced an inconsistent vote on that company’s proxy. Issues raising possible conflicts of interest are referred to designated members of the Proxy Committee for immediate resolution prior to the time T. Rowe Price casts its vote. With respect to personal conflicts of interest, T. Rowe Price’s Code of Ethics requires all employees to avoid placing themselves in a “compromising position” where their interests may conflict with those of our clients and restricts their ability to engage in certain outside business activities. If a portfolio manager or Proxy Committee member has a personal conflict of interest regarding a particular proxy vote, they must recuse themselves and not participate in the voting decisions with respect to that proxy.

Reporting

Vote Summary Reports are generated for each client that requests T. Rowe Price to furnish proxy voting records. The report specifies the portfolio companies, meeting dates, proxy proposals, votes cast for the client during the period, and the position taken with respect to each issue. Reports normally cover quarterly or annual periods. If you wish to receive a copy of your account’s voting record, please contact your T. Rowe Price Client Relationship Manager.

TRANSAMERICA INVESTMENT MANAGEMENT, LLC (“TIM”)

Proxy Voting and Policies Summary

I. Introduction

Normally, clients for whom TIM has full discretionary investment authority expect TIM to vote proxies in accordance with this policy. As such, TIM will vote on behalf of all accounts for which it has discretionary authority unless clients notify TIM in writing that they have retained the authority to vote their own proxies. Clients also may ask TIM to vote their proxies in accordance with specific client proxy guidelines.

II. Statement of Policy

It is the policy of TIM to vote proxies in the best interest of its clients at all times. TIM has proxy voting policy guidelines (“Guidelines”) regarding certain issues that may come before shareholders from time to time. These Guidelines provide a roadmap for arriving at voting decisions and are not meant to be exhaustive of all issues that may be raised in any or all proxy ballots.

III. Proxy Committee

In order to implement and monitor this policy, TIM will establish a Proxy Committee (“Committee”), which will have responsibility for review of proxies voted by or to be voted by TIM, as well as to resolve issues which may arise in the process of voting proxies. The Committee will meet at a minimum annually and on an as-needed basis. It will not be required that the Committee members meet in person; in fact, it is contemplated that certain Committee members will take part in meetings via teleconference. The Committee will consist of at least one portfolio manager, the Chief Compliance Officer and other staff members of TIM as may be designated from time to time. Committee members may select designees in the event that they are unable to convene with the Committee.

It will be the Committee’s responsibility to ensure that proxy votes are made in accordance with this policy. Issues will be raised to the Committee when needed and as appropriate to effectively carry out TIM’s proxy decisions. If necessary, the Committee may review written materials pertinent to the vote at hand and may hear verbal opinions from relevant portfolio managers and/or analysts as needed to fully consider the investment merits of the vote. Also, the Committee may review vote recommendations from an independent third party particularly when questions are raised by portfolio managers and analysts on possible conflicts of interest.

IV. Independent Third Party

TIM will maintain the services of a qualified independent third party to provide guidance on proxy voting issues. TIM will consider the research provided by this party when making voting decisions on proxy issues, however, the final determination on voting rests with TIM.

V. Conflicts of Interest Between TIM and Clients

TIM recognizes the potential for material conflicts that may arise between its own interests and those of its clients. To address these concerns, TIM will take one of the following steps to avoid any impropriety or the appearance of impropriety:

•	Vote in accordance with the recommendation of the independent third party; or

•	Obtain the consent(s) of the client(s) whose accounts are involved in the conflict.

VI. Provision of this Policy to Clients

TIM will make available to all clients a copy of its policy by maintaining a current version of the policy on its website (www.timllc.com). Also, a copy of the policy will be mailed to any client at any time upon request.

VII. Compliance Responsibilities

The Compliance Department records and maintains the minutes of any Committee meetings. In addition, the Compliance Department reviews reports of proxies that have been voted to ensure the votes are consistent with TIM’s proxy voting guidelines. The Chief Compliance Officer will coordinate with the independent third party and the appropriate officer of the client to provide a record of TIM’s proxy voting record.

TRANSAMERICA

Proxy Voting Guidelines

I. Introduction

This document provides a concise summary of TIM’s proxy voting guidelines, which are attached in Exhibit A.

II. Auditors

Vote FOR proposals to ratify auditors, unless any of the following apply:

•	An auditor has a financial interest in or association with the company, and is therefore not independent;

•	Fees for non-audit services are excessive; or

•	There is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position.

III. Board of Directors

Voting on Director Nominees in Uncontested Elections

•

Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: independence of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance, responsiveness to shareholder proposals, any egregious board actions, and any excessive non-audit fees or other potential auditor conflicts.

Classification/Declassification of the Board

•	Vote AGAINST proposals to classify the board.

•	Vote FOR proposals to repeal classified boards and to elect all directors annually.

Independent Chairman (Separate Chairman/CEO)

•

Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, certain factors should be taken into account in determining whether the proposal warrants support. These factors include the presence of a lead director, board and committee independence, governance guidelines, company performance, and annual review by outside directors of CEO pay.

Majority of Independent Directors/Establishment of Committees

•	Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by TIM’s definition of independence.

•	Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

IV. Shareholder Rights

Shareholder Ability to Act by Written Consent

•	Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

•	Vote FOR proposals to allow or make easier shareholder action by written consent.

Shareholder Ability to Call Special Meetings

•	Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

•	Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

Supermajority Vote Requirements

•	Vote AGAINST proposals to require a supermajority shareholder vote.

•	Vote FOR proposals to lower supermajority vote requirements.

Cumulative Voting

•	Vote AGAINST proposals to eliminate cumulative voting.

•	Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company’s other governance provisions.

Confidential Voting

•

Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.

•	Vote FOR management proposals to adopt confidential voting.

V. Proxy Contests

Voting for Director Nominees in Contested Elections

•

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management’s track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.

VI. Poison Pills

•

Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a CASE-BY-CASE basis shareholder proposals to redeem a company’s poison pill and management proposals to ratify a poison pill.

VII. Mergers and Corporate Restructurings

•	Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.

VIII. Reincorporation Proposals

•

Proposals to change a company’s state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws.

•	Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

IX. Capital Structure

Common Stock Authorization

•	Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis.

•	Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

•

Vote FOR proposals to approve increases beyond the allowable increase when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.

Dual-class Stock

•	Vote AGAINST proposals to create a new class of common stock with superior voting rights.

•

Vote FOR proposals to create a new class of nonvoting or subvoting common stock if (1) it is intended for financing purposes with minimal or no dilution to current shareholders and (2) it is not designed to preserve the voting power of an insider or significant shareholder.

X. Executive and Director Compensation

•

Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis. TIM reviews Executive and Director compensation plans (including broad-based option plans) in the context of the transfer of shareholder wealth. This review encompasses not only a comparison of a plan relative to peer companies, but also on an absolute basis, considering the cost of the plan versus the operating income and overall profitability of the firm in question.

•	Vote AGAINST equity plans that explicitly permit repricing or where the company has a history of repricing without shareholder approval.

Management Proposals Seeking Approval to Reprice Options

•	Vote AGAINST proposals by management seeking approval to reprice options.

Employee Stock Purchase Plans

•	Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.

•

Vote FOR employee stock purchase plans where (1) the purchase price is at least 85% of fair market value, (2) the offering period is 27 months or less and (3) the potential voting power dilution (VPD) is ten percent or less.

•	Vote AGAINST employee stock purchase plans where any of the opposite conditions obtain.

Shareholder Proposals on Compensation

•

Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long-term corporate outlook.

XI. Social and Environmental Issues

These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.

•

In general, vote CASE-BY-CASE. While a wide variety of factors go into each analysis, the overall principle guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.

TURNER INVESTMENT PARTNERS, INC.

TURNER INVESTMENT MANAGEMENT, LLC

TURNER INVESTMENT ADVISORS, LLC

Proxy Voting Policy and Procedures

Turner Investment Partners, Inc., as well as its two investment advisory affiliates, Turner Investment Management, LLC and Turner Investment Advisors, LLC (collectively, Turner), act as fiduciaries in relation to their clients and the assets entrusted by them to their management. Where the assets placed in Turner’s care include shares of corporate stock, and except where the client has expressly reserved to itself or another party the duty to vote proxies, it is Turner’s duty as a fiduciary to vote all proxies relating to such shares.

Duties with Respect to Proxies:

Turner has an obligation to vote all proxies appurtenant to shares of corporate stock owned by its client accounts in the best interests of those clients. In voting these proxies, Turner may not be motivated by, or subordinate the client's interests to, its own objectives or those of persons or parties unrelated to the client. Turner will exercise all appropriate and lawful care, skill, prudence and diligence in voting proxies, and shall vote all proxies relating to shares owned by its client accounts and received by Turner. Turner shall not be responsible, however, for voting proxies that it does not receive in sufficient time to respond.

Delegation:

In order to carry out its responsibilities in regard to voting proxies, Turner must track all shareholder meetings convened by companies whose shares are held in Turner client accounts, identify all issues presented to shareholders at such meetings, formulate a principled position on each such issue and ensure that proxies pertaining to all shares owned in client accounts are voted in accordance with such determinations.

Consistent with these duties, Turner has delegated certain aspects of the proxy voting process to Institutional Shareholder Services, and its Proxy Voting Service (PVS) subsidiary. PVS is a separate investment adviser registered under the Investment Advisers Act of 1940, as amended. Under an agreement entered into with Turner, PVS has agreed to vote proxies in accordance with recommendations developed by PVS and overseen by Turner, except in those instances where Turner has provided it with different direction.

Review and Oversight:

Turner has reviewed the methods used by PVS to identify and track shareholder meetings called by publicly traded issuers throughout the United States and around the globe. Turner has satisfied itself that PVS operates a system reasonably designed to identify all such meetings and to provide Turner with timely notice of the date, time and place of such meetings. Turner has further reviewed the principles and procedures employed by PVS in making recommendations on voting proxies on each issue presented, and has satisfied itself that PVS’s recommendations are: (i) based upon an appropriate level of diligence and research, and (ii) designed to further the interests of shareholders and not serve other unrelated or improper interests. Turner, either directly or through its duly-constituted Proxy Committee, shall review its determinations as to PVS at least annually.

Notwithstanding its belief that PVS’s recommendations are consistent with the best interests of shareholders and appropriate to be implemented for Turner’s client accounts, Turner has the right and the ability to depart from a recommendation made by PVS as to a particular vote, slate of candidates or otherwise, and can direct PVS to vote all or a portion of the shares owned for client accounts in accordance with Turner’s preferences. PVS is bound to vote any such shares subject to that direction in strict accordance with all such instructions. Turner, through its Proxy Committee, reviews on a monthly basis the overall shareholder meeting agenda, and seeks to identify shareholder votes that warrant further review based upon either (i) the total number of shares of a particular company stock that Turner holds for its clients accounts, or (ii) the particular subject matter of a shareholder vote, such as board independence or shareholders’ rights issues. In determining whether to depart from a PVS recommendation, the Turner Proxy Committee looks to its view of the best interests of shareholders, and provides direction to PVS only where in Turner’s view departing from the PVS recommendation appears to be in the best interests of Turner’s clients as shareholders. The Proxy Committee keeps minutes of its determinations in this regard.

Conflicts of Interest:

Turner stock is not publicly traded, and Turner is not otherwise affiliated with any issuer whose shares are available for purchase by client accounts. Further, no Turner affiliate currently provides brokerage, underwriting, insurance, banking or other financial services to issuers whose shares are available for purchase by client accounts.

Where a client of Turner is a publicly traded company in its own right, Turner may be restricted from acquiring that company’s securities for the client’s benefit. Further, while Turner believes that any particular proxy issues involving companies that engage Turner, either directly or through their pension committee or otherwise, to manage assets on their behalf, generally will not present conflict of interest dangers for the firm or its clients, in order to avoid even the appearance of a conflict of interest, the Proxy Committee will determine, by surveying the Firm’s employees or otherwise, whether Turner, an affiliate or any of their officers has a business, familial or personal relationship with a participant in a proxy contest, the issuer itself or the issuer’s pension plan, corporate directors or candidates for directorships. In the event that any such relationship is found to exist, the Proxy Committee will take appropriate steps to ensure that any such relationship (or other potential conflict of interest), does not influence Turner’s or the Committee’s decision to provide direction to PVS on a given vote or issue. Further to that end, Turner will adhere to all recommendations made by PVS in connection with all shares issued by such companies and held in Turner client accounts, and, absent extraordinary circumstances that will be documented in writing, will not subject any such proxy to special review by the Proxy Committee. Turner will seek to resolve any conflicts of interests that may arise prior to voting proxies in a manner that reflects the best interests of its clients.

Obtaining Proxy Voting Information:

To obtain information on how Turner voted proxies, please contact:

Andrew Mark, Director of Operations

and Technology Administration

C/o Turner Investment Partners, Inc.

1205 Westlakes Drive, Suite 100

Berwyn, PA 19312

Recordkeeping:

Turner shall retain its (i) proxy voting policies and procedures; (ii) proxy statements received regarding client statements; (iii) records or votes it casts on behalf of clients; (iv) records of client requests for proxy voting information, and (v) any documents prepared by Turner that are material in making a proxy voting decision. Such records may be maintained with a third party, such as PVS, that will provide a copy of the documents promptly upon request.

Adopted: This 1st day of July, 2003

PART C: OTHER INFORMATION

Item 23. Exhibits

(a)(1)	Declaration of Trust (1)

(a)(2)	Amendment No. 1 to Declaration of Trust (7)

(b)	Amended and Restated By-Laws (7)

(c)	Not Applicable

(d)(1)	Investment Advisory Agreement with Thrivent Asset Management, LLC (12)

(d)(2)	Investment Subadvisory Agreement with T. Rowe Price Associates with respect to Thrivent Partner Small Cap Value Fund (12)

(d)(3)	Form of Amended and Restated Investment Subadvisory Agreement with Mercator Asset Management, L.P. with respect to Thrivent Partner International Stock Fund (*)

(d)(4)	Form of Investment Subadvisory Agreement with Principal Global Investors, LLC with respect to Thrivent Partner International Stock Fund (*)

(d)(5)	Investment Subadvisory Agreement with Goldman Sachs Asset Management, L.P. with respect to Thrivent Partner Mid Cap Value Fund (12)

(d)(6)	Investment Subadvisory Agreement with Transamerica Investment Management LLC with respect to Thrivent Partner Small Cap Growth Fund (12)

(d)(7)	Investment Subadvisory Agreement with Turner Investment Partners, Inc. with respect to Thrivent Partner Small Cap Growth Fund (12)

(e)(1)	Distribution Agreement with Thrivent Investment Management Inc. (2)

(e)(2)	Amendment No. 13 to Distribution Agreement (9)

(f)	Not Applicable

(g)	Custodian Agreement with State Street Bank and Trust (3)

(h)(1)	Accounting Services Agreement between Registrant and Thrivent Financial (2)

(h)(2)	Amendment No. 7 to Accounting Services Agreement (9)

(h)(3)	Accounting Services Agreement between Registrant and Thrivent Asset Management, LLC (12)

(h)(4)	Administration Contract between Registrant and Thrivent Asset Management, LLC (12)

(h)(5)	Transfer Agency Agreement with Thrivent Financial Investor Services Inc. (7)

(h)(6)	Expense Reimbursement Letter Agreement Amendment (*)

(i)	Opinion and Consent of Counsel (*)

(j)	Consent of Independent Registered Public Accounting Firm (*)

(k)	Not Applicable

(l)	Not Applicable

(m)	Rule 12b-1 Plan (5)

(n)	Rule 18f-3 Plan (11)

(o)	Not Applicable

(p)(1)	Code of Ethics (Rule 17j-1) for Registrant (*)

(p)(2)	Code of Ethics for Registrant’s Principal Executive, Financial, and Accounting Officers (8)

(p)(3)	Code of Ethics of Mercator Asset Management LP (4)

(p)(4)	Code of Ethics of T. Rowe Price Associates, Inc. (6)

(p)(5)	Code of Ethics of Goldman Sachs Asset Management, L.P. (9)

(p)(6)	Code of Ethics of Transamerica Investment Management LLC (11)

(p)(7)	Code of Ethics of Turner Investment Partners, Inc. (9)

(p)(8)	Code of Ethics of Principal Global Investors, LLC (*)

(q)	Powers of Attorney (*)

(1)	Incorporated by reference from Post-Effective Amendment No. 26 to the registration statement of Registrant, file no. 33-12911, filed on June 25, 1998.
(2)	Incorporated by reference from Post-Effective Amendment No. 36 to the registration statement of Registrant, file no. 33-12911, filed on December 29, 1999.
(3)	Incorporated by reference from Post-Effective Amendment No. 44 to the registration statement of Registrant, file no. 33-12911, filed on June 27, 2003.
(4)	Incorporated by reference from Post-Effective Amendment No. 31 to the registration statement of Thrivent Series Fund, Inc., file no. 33-3677, filed on March 2, 2004.
(5)	Incorporated by reference from the initial registration statement of Registrant on Form N-14, file no. 333-113514, filed on March 11, 2004.
(6)	Incorporated by reference from Post-Effective Amendment No. 50 to the registration statement of Registrant, file no. 33-12911, filed on April 26, 2004.
(7)	Incorporated by reference from Post-Effective Amendment No. 52 to the registration statement of Registrant, file no. 33-12911, filed on July 14, 2004.
(8)	Incorporated by reference from Post-Effective Amendment No. 54 to the registration statement of Registrant, file no. 33-12911, filed on December 23, 2004.
(9)	Incorporated by reference from Post-Effective Amendment No. 56 to the registration statement of Registrant, file no. 33-12911, filed on April 14, 2005.
(10)	Incorporated by reference from Post-Effective Amendment No. 57 to the registration statement of Registrant, file no. 33-12911, filed on June 29, 2005.
(11)	Incorporated by reference from Post-Effective Amendment No. 58 to the registration statement of Registrant, file no. 33-12911, filed on December 15, 2005.
(12)	Incorporated by reference from Post-Effective Amendment No. 59 to the registration statement of Registrant, file no. 33-12911, filed on February 22, 2006.

*	Filed herewith

Item 24. Persons Controlled by or under Common Control with Registrant

Registrant is an open-end management investment company organized as a Massachusetts business trust on March 10, 1987. Registrant’s sponsor, Thrivent Financial for Lutherans (“Thrivent Financial”), is a fraternal benefit society organized under the laws of the State of Wisconsin and is owned by and operated for its members. It has no stockholders and is not subject to the control of any affiliated persons.

The following list shows the relationship of each wholly-owned direct and indirect subsidiary to Thrivent Financial. Financial statements of Thrivent Financial will be filed on a consolidated basis.

Thrivent Financial Entities	Primary Business	State of Incorporation

Thrivent Financial for Lutherans	Fraternal benefit society offering financial services and products	Wisconsin

Thrivent Financial Holdings, Inc.	Holding Company with no independent operations	Delaware

Thrivent Financial Bank	Federally chartered bank	Federal Charter

Thrivent Investment Management Inc.	Broker-dealer and Investment adviser	Delaware

North Meadows Investment Ltd.	Organized for the purpose of holding and investing in real estate	Wisconsin

Thrivent Service Organization, Inc.	Organized for the purpose of owning bank account withdrawal authorizations	Wisconsin

Thrivent Financial Investor Services Inc.	Transfer agent	Pennsylvania

Thrivent Property & Casualty Insurance Agency, Inc.	Auto and homeowners insurance company	Minnesota

Thrivent Insurance Agency Inc.	Licensed Life and Health Agency	Minnesota

Thrivent Financial Lifelong Resources Inc.	Not formally engaged in business	Minnesota

Thrivent Life Insurance Company	Life insurance company	Minnesota

Thrivent Asset Management, LLC	Investment Adviser	Delaware

Item 25. Indemnification

Under Section 12 of Article Seven of Registrant’s Declaration of Trust, Registrant may not indemnify any trustee, officer or employee for expenses (e.g., attorney’s fees, judgments, fines and settlement amounts) incurred in any threatened, pending or completed action, if there has been an adjudication of liability against such person based on a finding of willful misfeasance, bad faith, gross negligence or reckless disregard of such person’s duties of office (“disabling conduct”). Registrant shall indemnify its trustees, officers or employees for such expenses whether or not there is an adjudication of liability, if, pursuant to Investment Company Act Release 11330, a determination is made that such person was not liable by reason of disabling conduct by: (i) final decision of the court before which the proceeding was brought; or (ii) in the absence of such a decision, a reasonable determination, based on factual review, that the person was not liable for reasons of such conduct is made by: (a) a majority vote of disinterested, independent trustees; or (b) independent legal counsel in a written opinion.

Advancement of expenses incurred in defending such actions may be made pursuant to Release 11330, provided that the person undertakes to repay the advance unless it is ultimately determined that such person is entitled to indemnification and one or more of the following conditions is met: (1) the person provides security for the undertaking; (2) Registrant is insured against losses arising by reason of any lawful advances; or (3) a majority of disinterested non-party trustees or independent legal counsel in a written opinion determines, based on review of readily available facts, that there is reason to believe the person ultimately will be found entitled to indemnification.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provision, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustees, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of the Investment Adviser

Thrivent Asset Management, LLC is the investment adviser and administrator of Registrant. The business and other connections of the directors and offers of Thrivent Asset Management are set forth on the Form ADV on file with the Securities and Exchange Commission (file No. 801-64988).

The business and other connections of the officers and directors of Mercator Asset Management LP (Subadviser for a portion of Thrivent Partner International Stock Fund) are set forth in the Form ADV of Mercator Asset Management LP on file with the Securities and Exchange Commission (file No. 801-50347).

The business and other connections of the officers and directors of Principal Global Investors, LLC (Subadviser for a portion of Thrivent Partner International Stock Fund) are set forth in the Form ADV of Principal Global Investors, LLC on file with the Securities and Exchange Commission (file No. 801-55959).

The business and other connections of the officers and directors of Goldman Sach Asset Management, L.P. (Subadviser for Thrivent Partner Mid Cap Value Fund) are set forth in the Form ADV of Goldman Sachs Asset Management, L.P. on file with the Securities and Exchange Commission (file No 801-37591).

The business and other connections of the officers and directors of T. Rowe Price Associates, Inc. (Subadviser for Thrivent Partner Small Cap Value Fund) are set forth in the Form ADV of T. Rowe Price Associates, Inc. on file with the Securities and Exchange Commission (file No. 801-856).

The business and other connections of the officers and directors of Turner Investment Partners, Inc. (Subadviser for a portion of the Thrivent Partner Small Cap Growth Fund) are set forth in the Form ADV of Subadviser currently on file with the Securities and Exchange Commission (File No. 801-36220).

The business and other connections of the officers and directors of Transamerica Investment Management LLC (Subadviser for a portion of the Thrivent Partner Small Cap Growth Fund) are set forth in the Form ADV of Subadviser currently on file with the Securities and Exchange Commission (File No. 801-57089).

Item 27. Principal Underwriters

(a) Not applicable.

(b) The directors and executive officers of Thrivent Investment Mgt. are listed below. Unless otherwise indicated, their principal address is 625 Fourth Avenue South, Minneapolis, Minnesota 55415.

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Fund

David M. Anderson 4321 North Ballard Road Appleton, Wisconsin 54919-0001	Director and Senior Vice President	N/A

Nikki L. Sorum	Director and Senior Vice President	N/A

James A. Thomsen	Director and President	N/A

Brian W. Picard 4321 North Ballard Road Appleton, Wisconsin 54919-0001	Director of FSO Compliance, Privacy and Anti-Money Laundering Officer	Vice President and Anti-Money Laundering Officer

Randall L. Boushek	Director	N/A

Christopher J. Kopka	Vice President and Chief Compliance Officer	N/A

Thomas C. Schinke	Vice President	N/A

N/A

Kurt S.Tureson	Vice President, Chief Financial Officer and Treasurer	N/A

Karl D. Anderson	Vice President	N/A

Nancy A. Jansen	Vice President	N/A

Knut A. Olson	Vice President	N/A

Katie S. Kloster	Vice President IC and IA Chief Compliance Officer	Vice President Investment Company and Investment Adviser Chief Compliance Officer

Park G. Jarrett III	Vice President	N/A

Jennifer R. Relien	General Counsel and Secretary	N/A

David J. Kloster	Assistant Vice President	N/A

Cynthia J. Nigbur	Assistant Secretary	N/A

Kevin J. Larson	Assistant Secretary	N/A

Jennifer J. Pope	Assistant Secretary	N/A

(c)	Not applicable

Item 28. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of Registrant and Registrant’s Custodian as follows: all documents required to be maintained by Rule 31a-1(b) will be maintained by the Funds, (625 Fourth Avenue South, Minneapolis, Minnesota 55415) except that records required to be maintained by paragraph (2)(iv) of Rule 31a-1(b) will be maintained by the Custodian (State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110).

Item 29. Management Services

Not Applicable

Item 30. Undertakings

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Minneapolis, State of Minnesota, on this 26 day of February 2007.

THRIVENT MUTUAL FUNDS

/s/ David S. Royal
David S. Royal
Secretary

Pursuant to the requirements of the Securities Act of 1933, this amended registration statement has been signed below by the following persons in the capacities and on the 26 day of February 2007:

Signature	Title
* Pamela J. Moret	President and Trustee (Principal Executive Officer)

* Gerard V. Vaillancourt	Treasurer (Principal Financial and Accounting Officer)

* F. Gregory Campbell	Trustee

* Herbert F. Eggerding, Jr.	Trustee

* Noel K. Estenson	Trustee

* Richard L. Gady	Trustee

* Richard A. Hauser	Trustee

* Connie M. Levi	Trustee

* Douglas D. Sims	Trustee

* Edward W. Smeds	Trustee

*	David S. Royal, by signing his name hereto, does hereby sign this document on behalf of each of the above-named Trustees and Officers of Thrivent Mutual Funds pursuant to the powers of attorney duly executed by such persons.

/s/ David S. Royal
David S. Royal
Attorney-in-Fact

Index to Exhibits

(d)(4)	Form of Investment Subadvisory Agreement with Principal Global Investors, LLC

(d)(7)	Form of Amended and Restated Investment Subadvisory Agreement with Mercator Asset Management, L.P. with respect to Thrivent Partner International Stock Fund

(h)(6)	Expense Reimbursement Letter Agreement Amendment

(i)	Opinion and Consent of Counsel

(j)	Consent of Independent Registered Public Accounting Firm

(p)(1)	Code of Ethics (Rule 17j-1) of Registrant

(p)(8)	Code of Ethics of Principal Global Investors, LLC

(q)	Power of Attorney Form